UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-58431

Name of Registrant: Vanguard Valley Forge Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1: Schedule of Investments

Vanguard Balanced Index Fund

Schedule of Investments
As of March 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (60.1%)[1]
Basic Materials (1.9%)
EI du Pont de Nemours & Co.	588,578	39,494
Dow Chemical Co.	771,192	37,472
LyondellBasell Industries NV Class A	292,629	26,026
Praxair Inc.	184,811	24,205
Freeport-McMoRan Copper & Gold Inc.	659,988	21,826
Ecolab Inc.	171,604	18,532
PPG Industries Inc.	83,224	16,101
Air Products & Chemicals Inc.	134,280	15,985
International Paper Co.	276,311	12,677
Nucor Corp.	202,044	10,211
CF Industries Holdings Inc.	35,295	9,199
Mosaic Co.	183,007	9,150
Alcoa Inc.	685,415	8,821
Eastman Chemical Co.	87,107	7,509
Newmont Mining Corp.	315,078	7,385
Sigma-Aldrich Corp.	75,885	7,086
FMC Corp.	84,953	6,504
CONSOL Energy Inc.	147,844	5,906
Celanese Corp. Class A	100,791	5,595
International Flavors & Fragrances Inc.	52,689	5,041
Ashland Inc.	49,590	4,933
* WR Grace & Co.	46,347	4,596
Airgas Inc.	42,611	4,538
RPM International Inc.	86,312	3,611
Rockwood Holdings Inc.	47,508	3,535
Albemarle Corp.	51,162	3,398
Reliance Steel & Aluminum Co.	47,633	3,366
Avery Dennison Corp.	60,843	3,083
Huntsman Corp.	125,611	3,067
Peabody Energy Corp.	175,344	2,865
NewMarket Corp.	6,866	2,683
Allegheny Technologies Inc.	66,417	2,503
Royal Gold Inc.	39,647	2,483
Steel Dynamics Inc.	137,472	2,446
United States Steel Corp.	88,477	2,443
Domtar Corp.	20,637	2,316
PolyOne Corp.	62,280	2,283
Cytec Industries Inc.	23,139	2,259
Cabot Corp.	37,448	2,212
Carpenter Technology Corp.	32,575	2,151
Axiall Corp.	45,498	2,044
^ Cliffs Natural Resources Inc.	99,096	2,027
Sensient Technologies Corp.	32,482	1,832
Compass Minerals International Inc.	21,699	1,791
Westlake Chemical Corp.	26,026	1,722
* Chemtura Corp.	62,495	1,580
HB Fuller Co.	32,633	1,576
Minerals Technologies Inc.	22,392	1,446
Commercial Metals Co.	75,979	1,434

	Olin Corp.	51,809	1,430
*	KapStone Paper and Packaging Corp.	47,516	1,370
	Worthington Industries Inc.	34,442	1,317
	US Silica Holdings Inc.	33,000	1,260
*	Stillwater Mining Co.	77,913	1,154
	Balchem Corp.	19,771	1,030
*	Polypore International Inc.	29,516	1,010
*	SunCoke Energy Inc.	43,154	986
	Tronox Ltd. Class A	40,077	953
*	Resolute Forest Products Inc.	45,551	915
*	Cloud Peak Energy Inc.	40,275	851
*	Clearwater Paper Corp.	13,582	851
	Innophos Holdings Inc.	14,710	834
*	Calgon Carbon Corp.	37,780	825
	Globe Specialty Metals Inc.	39,325	819
	PH Glatfelter Co.	30,014	817
	Kaiser Aluminum Corp.	11,321	809
	OM Group Inc.	23,110	768
	A Schulman Inc.	20,666	749
	AMCOL International Corp.	15,057	689
*	Ferro Corp.	50,372	688
	Arch Coal Inc.	140,551	677
	Stepan Co.	10,146	655
	Innospec Inc.	14,207	643
	Neenah Paper Inc.	12,101	626
*	AK Steel Holding Corp.	85,784	619
*	Alpha Natural Resources Inc.	145,044	616
*	Coeur Mining Inc.	66,042	614
*	Horsehead Holding Corp.	35,137	591
	Hecla Mining Co.	192,215	590
*	Kraton Performance Polymers Inc.	20,721	542
	Koppers Holdings Inc.	13,005	536
*	Intrepid Potash Inc.	34,231	529
*	LSB Industries Inc.	13,859	519
	Quaker Chemical Corp.	6,539	515
*	RTI International Metals Inc.	17,009	473
*	Century Aluminum Co.	35,016	463
*	OMNOVA Solutions Inc.	42,153	438
*,^ Molycorp Inc.		90,793	426
	Deltic Timber Corp.	6,307	411
*	Cambrex Corp.	20,651	390
	Haynes International Inc.	7,134	385
	Wausau Paper Corp.	27,396	349
*	Rentech Inc.	175,857	334
^	Walter Energy Inc.	41,689	315
	Tredegar Corp.	13,065	301
	Aceto Corp.	14,366	289
*	Senomyx Inc.	26,231	280
	Zep Inc.	15,483	274
*	Westmoreland Coal Co.	9,188	274
*	Platform Specialty Products Corp.	14,100	269
	American Vanguard Corp.	12,311	267
*	Allied Nevada Gold Corp.	55,978	241
	Hawkins Inc.	6,172	227
	Olympic Steel Inc.	7,619	219
	Kronos Worldwide Inc.	11,643	194
*,^ Paramount Gold and Silver Corp.		121,814	150

	Noranda Aluminum Holding Corp.	36,433	150
*	Penford Corp.	10,394	149
	FutureFuel Corp.	7,200	146
	Ampco-Pittsburgh Corp.	6,863	129
	Gold Resource Corp.	24,122	115
	Chase Corp.	3,079	97
*	Uni-Pixel Inc.	12,460	95
*	General Moly Inc.	96,309	95
	Synalloy Corp.	6,575	94
*	US Antimony Corp.	44,858	83
*	Universal Stainless & Alloy Products Inc.	2,437	82
*	Nova Lifestyle Inc.	10,242	82
*	Northern Technologies International Corp.	2,900	62
	United-Guardian Inc.	1,801	53
*	Comstock Mining Inc.	28,500	47
*	Handy & Harman Ltd.	2,000	44
*	Metabolix Inc.	32,933	43
*,^ Verso Paper Corp.		13,766	40
*	Midway Gold Corp.	33,972	36
*	Marrone Bio Innovations Inc.	2,500	35
*	Uranerz Energy Corp.	18,000	31
*	Codexis Inc.	12,540	26
	KMG Chemicals Inc.	1,299	20
*,^ James River Coal Co.		19,800	15
*	Solitario Exploration & Royalty Corp.	9,495	12
*,^ Uranium Resources Inc.		3,707	10
			408,105
Consumer Goods (6.0%)
	Procter & Gamble Co.	1,719,007	138,552
	Coca-Cola Co.	2,512,132	97,119
	PepsiCo Inc.	969,356	80,941
	Philip Morris International Inc.	956,909	78,342
	Altria Group Inc.	1,259,681	47,150
	Ford Motor Co.	2,454,778	38,295
	Monsanto Co.	333,388	37,930
	Colgate-Palmolive Co.	580,457	37,654
	Mondelez International Inc. Class A	1,022,668	35,333
	NIKE Inc. Class B	447,650	33,063
	General Motors Co.	806,882	27,773
	Kimberly-Clark Corp.	241,005	26,571
	Kraft Foods Group Inc.	374,917	21,033
	General Mills Inc.	395,411	20,490
	Johnson Controls Inc.	421,165	19,930
	Archer-Daniels-Midland Co.	418,018	18,138
	VF Corp.	224,245	13,876
	Delphi Automotive plc	194,084	13,171
	Lorillard Inc.	231,050	12,495
	Kellogg Co.	180,265	11,304
	Reynolds American Inc.	205,116	10,957
*	Michael Kors Holdings Ltd.	116,516	10,867
	Mead Johnson Nutrition Co.	128,314	10,668
*	Tesla Motors Inc.	50,850	10,600
	Estee Lauder Cos. Inc. Class A	152,505	10,200
	Hershey Co.	92,980	9,707
	Harley-Davidson Inc.	140,404	9,352
	BorgWarner Inc.	145,766	8,960
	Coach Inc.	176,353	8,758

Mattel Inc.	216,826	8,697
Beam Inc.	104,015	8,664
* Constellation Brands Inc. Class A	100,748	8,561
ConAgra Foods Inc.	267,236	8,292
Genuine Parts Co.	92,261	8,013
Stanley Black & Decker Inc.	98,566	8,008
Tyson Foods Inc. Class A	171,995	7,570
Whirlpool Corp.	49,352	7,376
Clorox Co.	81,981	7,215
Bunge Ltd.	89,131	7,087
* Keurig Green Mountain Inc.	66,291	7,000
Coca-Cola Enterprises Inc.	146,446	6,994
Dr Pepper Snapple Group Inc.	126,503	6,889
* Monster Beverage Corp.	96,086	6,673
PVH Corp.	52,041	6,493
Church & Dwight Co. Inc.	89,506	6,182
Ralph Lauren Corp. Class A	38,315	6,166
JM Smucker Co.	63,330	6,158
* TRW Automotive Holdings Corp.	73,948	6,036
Brown-Forman Corp. Class B	66,890	5,999
Activision Blizzard Inc.	293,179	5,993
* Under Armour Inc. Class A	51,821	5,941
Polaris Industries Inc.	42,268	5,905
Leucadia National Corp.	198,533	5,559
Molson Coors Brewing Co. Class B	93,133	5,482
* Electronic Arts Inc.	187,218	5,431
Campbell Soup Co.	120,090	5,390
* Mohawk Industries Inc.	39,270	5,340
Newell Rubbermaid Inc.	175,574	5,250
McCormick & Co. Inc.	72,999	5,237
Hanesbrands Inc.	63,416	4,850
* Jarden Corp.	79,069	4,731
Harman International Industries Inc.	43,085	4,584
* LKQ Corp.	173,870	4,581
Lear Corp.	52,182	4,369
PulteGroup Inc.	219,953	4,221
Snap-on Inc.	37,146	4,215
Hormel Foods Corp.	85,533	4,214
Hasbro Inc.	74,864	4,164
Goodyear Tire & Rubber Co.	158,963	4,154
* WABCO Holdings Inc.	39,106	4,128
Avon Products Inc.	281,205	4,117
Energizer Holdings Inc.	40,629	4,093
DR Horton Inc.	187,326	4,056
Lennar Corp. Class A	96,954	3,841
* Toll Brothers Inc.	101,426	3,641
* Lululemon Athletica Inc.	66,267	3,485
Ingredion Inc.	48,770	3,320
* Fossil Group Inc.	28,011	3,266
* Middleby Corp.	12,218	3,228
* WhiteWave Foods Co. Class A	111,556	3,184
* NVR Inc.	2,600	2,982
Leggett & Platt Inc.	91,199	2,977
* Kate Spade & Co.	79,123	2,935
Hillshire Brands Co.	78,494	2,925
Nu Skin Enterprises Inc. Class A	34,202	2,834
Gentex Corp.	88,537	2,792

Herbalife Ltd.	48,668	2,787
* Hain Celestial Group Inc.	29,621	2,709
* Visteon Corp.	30,467	2,695
Brunswick Corp.	59,226	2,682
Carter's Inc.	32,603	2,532
Flowers Foods Inc.	116,660	2,502
Tupperware Brands Corp.	29,044	2,433
* Tenneco Inc.	39,756	2,309
Dana Holding Corp.	95,164	2,214
* Darling International Inc.	102,386	2,050
* Tempur Sealy International Inc.	39,225	1,988
Scotts Miracle-Gro Co. Class A	30,133	1,847
* Zynga Inc. Class A	424,296	1,824
Thor Industries Inc.	29,582	1,806
Wolverine World Wide Inc.	61,916	1,768
Pool Corp.	27,684	1,698
* Deckers Outdoor Corp.	21,241	1,694
* TreeHouse Foods Inc.	22,625	1,629
* Steven Madden Ltd.	39,737	1,430
* Boston Beer Co. Inc. Class A	5,784	1,416
* Helen of Troy Ltd.	19,953	1,381
Lancaster Colony Corp.	13,453	1,338
* Take-Two Interactive Software Inc.	60,229	1,321
* Post Holdings Inc.	23,388	1,289
* Iconix Brand Group Inc.	30,713	1,206
Ryland Group Inc.	30,117	1,203
* Dorman Products Inc.	20,331	1,201
Herman Miller Inc.	36,585	1,176
Spectrum Brands Holdings Inc.	13,634	1,087
Sanderson Farms Inc.	13,663	1,072
HNI Corp.	29,188	1,067
B&G Foods Inc.	35,077	1,056
Andersons Inc.	17,533	1,039
KB Home	58,735	998
* TiVo Inc.	74,518	986
* Skechers U.S.A. Inc. Class A	26,651	974
Cooper Tire & Rubber Co.	39,887	969
Snyder's-Lance Inc.	34,132	962
J&J Snack Foods Corp.	10,008	960
* Meritage Homes Corp.	22,645	948
Steelcase Inc. Class A	55,028	914
La-Z-Boy Inc.	33,661	912
Dean Foods Co.	57,927	896
Pinnacle Foods Inc.	29,424	879
* Crocs Inc.	54,593	852
Schweitzer-Mauduit International Inc.	19,942	849
Universal Corp.	15,025	840
* G-III Apparel Group Ltd.	11,483	822
Vector Group Ltd.	37,060	798
* American Axle & Manufacturing Holdings Inc.	42,973	796
Interface Inc. Class A	38,594	793
* Gentherm Inc.	22,292	774
Fresh Del Monte Produce Inc.	27,156	749
MDC Holdings Inc.	25,507	721
* iRobot Corp.	17,280	709
Briggs & Stratton Corp.	30,814	686
* Standard Pacific Corp.	82,421	685

*	Boulder Brands Inc.	37,697	664
	Drew Industries Inc.	12,122	657
	WD-40 Co.	8,317	645
	Jones Group Inc.	43,050	644
*	Quiksilver Inc.	85,813	644
*	Select Comfort Corp.	34,864	630
*	Pilgrim's Pride Corp.	29,835	624
*	Seaboard Corp.	237	621
	Oxford Industries Inc.	7,925	620
	Cal-Maine Foods Inc.	9,672	607
*,^ Eastman Kodak Co.		17,935	599
	Columbia Sportswear Co.	7,176	593
	Knoll Inc.	32,546	592
*	Tumi Holdings Inc.	25,600	579
	Movado Group Inc.	11,879	541
*	Diamond Foods Inc.	15,262	533
*	Winnebago Industries Inc.	19,069	522
	Titan International Inc.	27,348	519
*	Elizabeth Arden Inc.	17,510	517
	Ethan Allen Interiors Inc.	19,828	505
	Coty Inc. Class A	33,465	501
	Standard Motor Products Inc.	13,847	495
*	ACCO Brands Corp.	74,263	457
	Arctic Cat Inc.	9,186	439
	Superior Industries International Inc.	20,696	424
*	Cavco Industries Inc.	5,396	423
*	Universal Electronics Inc.	10,955	421
*	Hovnanian Enterprises Inc. Class A	86,767	410
*	Libbey Inc.	15,729	409
*	Modine Manufacturing Co.	27,843	408
	Callaway Golf Co.	39,574	404
*	Federal-Mogul Corp.	21,259	398
	Tootsie Roll Industries Inc.	13,155	394
*	Taylor Morrison Home Corp. Class A	16,619	391
*	Chiquita Brands International Inc.	30,776	383
*	Blount International Inc.	31,829	379
*	USANA Health Sciences Inc.	4,914	370
*	M/I Homes Inc.	15,193	341
*	Annie's Inc.	8,300	334
*	Cooper-Standard Holding Inc.	4,458	315
*	Medifast Inc.	10,607	309
*	Revlon Inc. Class A	11,780	301
	Inter Parfums Inc.	8,244	299
	Nutrisystem Inc.	19,776	298
*	Unifi Inc.	12,591	290
*	Vera Bradley Inc.	10,600	286
*	Nutraceutical International Corp.	10,199	265
*	RealD Inc.	23,425	262
*	Glu Mobile Inc.	53,101	252
*	TRI Pointe Homes Inc.	14,684	238
*	LeapFrog Enterprises Inc.	31,292	235
*	WCI Communities Inc.	11,471	227
*	DTS Inc.	11,395	225
	Calavo Growers Inc.	6,112	217
*	Alliance One International Inc.	73,050	213
*	Beazer Homes USA Inc.	10,215	205
	Flexsteel Industries Inc.	5,296	199

Weyco Group Inc.	7,270	196
Coca-Cola Bottling Co. Consolidated	2,239	190
National Presto Industries Inc.	2,362	184
* Stoneridge Inc.	16,264	183
* National Beverage Corp.	9,274	181
* Tower International Inc.	6,235	170
Johnson Outdoors Inc. Class A	6,125	156
* Central Garden and Pet Co. Class A	18,633	154
* William Lyon Homes Class A	5,342	148
Female Health Co.	18,607	144
* Omega Protein Corp.	11,680	141
* Inventure Foods Inc.	10,030	140
Alico Inc.	3,661	138
John B Sanfilippo & Son Inc.	5,657	130
* LGI Homes Inc.	7,544	130
Bassett Furniture Industries Inc.	8,483	126
Oil-Dri Corp. of America	3,637	126
Strattec Security Corp.	1,725	125
* Dixie Group Inc.	7,526	124
* Central Garden and Pet Co.	15,138	123
Lifeway Foods Inc.	8,078	119
Cherokee Inc.	8,203	114
* Quantum Fuel Systems Technologies Worldwide Inc.	11,751	114
* New Home Co. Inc.	7,785	111
* Perry Ellis International Inc.	8,020	110
* ZAGG Inc.	23,585	109
Lifetime Brands Inc.	6,025	108
Hooker Furniture Corp.	6,619	104
* Fuel Systems Solutions Inc.	8,871	95
* Motorcar Parts of America Inc.	3,586	95
* Shiloh Industries Inc.	5,144	91
MGP Ingredients Inc.	13,280	90
Limoneira Co.	3,951	90
Culp Inc.	4,439	88
* Farmer Bros Co.	4,375	86
* Skullcandy Inc.	9,100	84
Remy International Inc.	3,489	82
Griffin Land & Nurseries Inc.	2,716	82
* Hallwood Group Inc.	5,909	72
JAKKS Pacific Inc.	9,900	72
* Craft Brew Alliance Inc.	4,554	70
* American Apparel Inc.	132,356	66
* LoJack Corp.	11,044	63
LS Starrett Co. Class A	3,950	63
* Fox Factory Holding Corp.	3,300	62
* Jamba Inc.	5,176	62
Orchids Paper Products Co.	1,953	60
* Seneca Foods Corp. Class A	1,893	60
* Star Scientific Inc.	75,600	59
Escalade Inc.	4,289	57
Marine Products Corp.	7,638	57
* Black Diamond Inc.	4,414	54
Nature's Sunshine Products Inc.	3,488	48
* Vince Holding Corp.	1,724	45
Rocky Brands Inc.	3,080	44
* Stanley Furniture Co. Inc.	14,364	39
* Delta Apparel Inc.	2,400	39

	Acme United Corp.	2,250	37
*	P&F Industries Inc. Class A	4,130	32
*	Nautilus Inc.	3,342	32
	Golden Enterprises Inc.	6,718	28
*	Primo Water Corp.	6,736	26
*	Emerson Radio Corp.	12,162	25
*	Lifevantage Corp.	17,000	22
	Koss Corp.	4,241	21
*	Mannatech Inc.	665	12
*	US Auto Parts Network Inc.	3,160	10
*	Joe's Jeans Inc.	6,064	7
*	Willamette Valley Vineyards Inc.	902	6
*	Natural Alternatives International Inc.	1,000	5
*	Crystal Rock Holdings Inc.	2,800	3
*	Skyline Corp.	400	2
*	Cubist Pharmaceuticals, Inc. CVR	14,500	2
			1,309,054
Consumer Services (7.9%)
	Walt Disney Co.	999,639	80,041
*	Amazon.com Inc.	233,052	78,427
	Wal-Mart Stores Inc.	1,024,893	78,333
	Comcast Corp. Class A	1,461,320	73,095
	Home Depot Inc.	890,635	70,476
	McDonald's Corp.	626,017	61,368
	CVS Caremark Corp.	749,934	56,140
*	eBay Inc.	739,226	40,835
*	Priceline Group Inc.	32,973	39,300
	Twenty-First Century Fox Inc. Class A	1,203,444	38,474
	Walgreen Co.	543,320	35,875
	Time Warner Inc.	536,923	35,077
	Starbucks Corp.	456,094	33,468
	Lowe's Cos. Inc.	652,981	31,931
	Costco Wholesale Corp.	279,378	31,201
	TJX Cos. Inc.	427,436	25,924
	McKesson Corp.	146,076	25,793
	Target Corp.	401,827	24,315
	Time Warner Cable Inc.	175,872	24,126
*	DIRECTV	307,241	23,479
	CBS Corp. Class B	358,793	22,173
	Viacom Inc. Class B	251,508	21,376
	Yum! Brands Inc.	281,373	21,213
	Las Vegas Sands Corp.	257,645	20,813
	Delta Air Lines Inc.	538,141	18,647
	Cardinal Health Inc.	217,828	15,244
	Macy's Inc.	231,599	13,732
	Kroger Co.	307,250	13,411
	Sysco Corp.	371,088	13,407
*	Netflix Inc.	36,009	12,676
	Whole Foods Market Inc.	237,187	12,028
	Omnicom Group Inc.	164,395	11,935
	Wynn Resorts Ltd.	51,546	11,451
*	AutoZone Inc.	21,170	11,370
*	Dollar General Corp.	203,158	11,271
*	Chipotle Mexican Grill Inc. Class A	19,703	11,192
*,^ American Airlines Group Inc.		299,109	10,947
	Carnival Corp.	283,549	10,735
*	United Continental Holdings Inc.	236,112	10,538

Southwest Airlines Co.	442,312	10,443
Starwood Hotels & Resorts Worldwide Inc.	122,617	9,760
* O'Reilly Automotive Inc.	64,073	9,508
AmerisourceBergen Corp. Class A	143,916	9,439
Ross Stores Inc.	128,956	9,227
Nielsen Holdings NV	204,994	9,149
Comcast Corp.	185,765	9,058
L Brands Inc.	157,942	8,966
* Bed Bath & Beyond Inc.	128,033	8,809
* Liberty Interactive Corp. Class A	295,314	8,526
* DISH Network Corp. Class A	132,905	8,268
* Discovery Communications Inc. Class A	94,816	7,841
* Liberty Media Corp. Class A	59,780	7,815
* Hertz Global Holdings Inc.	285,807	7,614
Kohl's Corp.	123,535	7,017
Marriott International Inc. Class A	122,526	6,864
* CarMax Inc.	141,840	6,638
* Dollar Tree Inc.	125,065	6,526
* TripAdvisor Inc.	69,890	6,331
Tractor Supply Co.	88,678	6,263
Gap Inc.	155,905	6,246
* Charter Communications Inc. Class A	49,296	6,073
* MGM Resorts International	234,308	6,059
Wyndham Worldwide Corp.	82,724	6,058
Tiffany & Co.	69,036	5,947
Advance Auto Parts Inc.	46,345	5,863
Nordstrom Inc.	92,222	5,759
* Sirius XM Holdings Inc.	1,742,477	5,576
Signet Jewelers Ltd.	51,022	5,401
Safeway Inc.	146,003	5,393
* News Corp. Class A	309,350	5,327
H&R Block Inc.	175,839	5,309
* IHS Inc. Class A	39,434	4,791
Staples Inc.	415,076	4,707
Best Buy Co. Inc.	176,338	4,657
Royal Caribbean Cruises Ltd.	85,266	4,652
Interpublic Group of Cos. Inc.	270,418	4,635
Expedia Inc.	62,944	4,563
PetSmart Inc.	66,177	4,559
Foot Locker Inc.	93,894	4,411
Darden Restaurants Inc.	84,422	4,285
Gannett Co. Inc.	147,586	4,073
Alaska Air Group Inc.	43,615	4,070
Omnicare Inc.	63,871	3,811
Scripps Networks Interactive Inc. Class A	50,131	3,805
* Ulta Salon Cosmetics & Fragrance Inc.	38,926	3,795
* Rite Aid Corp.	594,150	3,725
* Discovery Communications Inc.	47,409	3,653
Family Dollar Stores Inc.	62,608	3,632
Dick's Sporting Goods Inc.	65,013	3,550
Williams-Sonoma Inc.	52,921	3,527
Dunkin' Brands Group Inc.	69,391	3,482
* Avis Budget Group Inc.	68,572	3,339
* Pandora Media Inc.	107,118	3,248
* Panera Bread Co. Class A	16,945	2,990
GameStop Corp. Class A	72,356	2,974
* Sally Beauty Holdings Inc.	106,561	2,920

	FactSet Research Systems Inc.	26,268	2,832
*	Yelp Inc. Class A	36,319	2,794
	Domino's Pizza Inc.	36,254	2,790
*	AMC Networks Inc. Class A	37,545	2,744
*	Spirit Airlines Inc.	46,188	2,744
*	Copart Inc.	73,555	2,677
	GNC Holdings Inc. Class A	60,616	2,668
*	Lamar Advertising Co. Class A	51,640	2,633
	KAR Auction Services Inc.	86,039	2,611
	Service Corp. International	130,783	2,600
*	Urban Outfitters Inc.	71,097	2,593
*	AutoNation Inc.	46,936	2,498
	Dun & Bradstreet Corp.	24,249	2,409
*	Groupon Inc. Class A	305,094	2,392
	Brinker International Inc.	43,856	2,300
	International Game Technology	159,309	2,240
	Cablevision Systems Corp. Class A	132,277	2,232
*	Apollo Education Group Inc.	64,884	2,222
*	Madison Square Garden Co. Class A	38,761	2,201
*	United Natural Foods Inc.	30,723	2,179
*	Sprouts Farmers Market Inc.	57,510	2,072
*	Live Nation Entertainment Inc.	91,262	1,985
	Graham Holdings Co. Class B	2,816	1,982
	Sotheby's	44,928	1,957
	Cinemark Holdings Inc.	67,227	1,950
*	Cabela's Inc.	29,756	1,949
	DSW Inc. Class A	53,796	1,929
*	Norwegian Cruise Line Holdings Ltd.	59,766	1,929
*	Starz	58,941	1,903
	Abercrombie & Fitch Co.	49,222	1,895
*	Buffalo Wild Wings Inc.	12,240	1,823
	Burger King Worldwide Inc.	68,292	1,813
	Casey's General Stores Inc.	24,884	1,682
*	Bally Technologies Inc.	25,274	1,675
*	Acxiom Corp.	48,693	1,675
*	VCA Antech Inc.	51,878	1,672
*	Hilton Worldwide Holdings Inc.	73,984	1,645
	Vail Resorts Inc.	23,409	1,632
*	Jack in the Box Inc.	27,620	1,628
	John Wiley & Sons Inc. Class A	28,185	1,625
	Six Flags Entertainment Corp.	40,370	1,621
	Wendy's Co.	177,628	1,620
	Chico's FAS Inc.	97,894	1,569
*	Lumber Liquidators Holdings Inc.	16,724	1,569
*	HomeAway Inc.	41,394	1,559
	Dillard's Inc. Class A	16,846	1,557
*	Hyatt Hotels Corp. Class A	28,466	1,532
*,^ JC Penney Co. Inc.		176,608	1,522
	Cracker Barrel Old Country Store Inc.	15,428	1,500
	Cheesecake Factory Inc.	30,636	1,459
	CST Brands Inc.	46,652	1,457
*	Ascena Retail Group Inc.	83,630	1,445
	Men's Wearhouse Inc.	29,251	1,433
	New York Times Co. Class A	82,402	1,411
*	Restoration Hardware Holdings Inc.	19,100	1,406
	DeVry Education Group Inc.	32,947	1,397
*	Dolby Laboratories Inc. Class A	30,925	1,376

*	Grand Canyon Education Inc.	29,304	1,368
	Aaron's Inc.	45,092	1,364
*	Big Lots Inc.	35,846	1,357
*	JetBlue Airways Corp.	155,669	1,353
*	SolarCity Corp.	21,300	1,334
	American Eagle Outfitters Inc.	107,414	1,315
	Sinclair Broadcast Group Inc. Class A	48,030	1,301
	Rollins Inc.	42,779	1,294
*	Office Depot Inc.	309,145	1,277
	Hillenbrand Inc.	39,090	1,264
*	Caesars Acquisition Co. Class A	88,135	1,252
	HSN Inc.	20,656	1,234
*	Beacon Roofing Supply Inc.	31,872	1,232
*	Life Time Fitness Inc.	25,144	1,209
	PriceSmart Inc.	11,974	1,209
	Lions Gate Entertainment Corp.	44,818	1,198
*	Five Below Inc.	28,167	1,197
*	ANN Inc.	28,578	1,185
*	Murphy USA Inc.	29,011	1,178
*	Conversant Inc.	40,957	1,153
	Pier 1 Imports Inc.	60,790	1,148
	Penske Automotive Group Inc.	26,641	1,139
*	Jos A Bank Clothiers Inc.	17,639	1,134
*	Asbury Automotive Group Inc.	20,389	1,128
*	DreamWorks Animation SKG Inc. Class A	41,985	1,115
	Monro Muffler Brake Inc.	19,577	1,114
	Papa John's International Inc.	21,276	1,109
*	Genesco Inc.	14,799	1,104
	Allegiant Travel Co. Class A	9,759	1,092
	Texas Roadhouse Inc. Class A	41,463	1,081
	Guess? Inc.	38,879	1,073
*	Bloomin' Brands Inc.	44,500	1,072
	Morningstar Inc.	13,541	1,070
*	OpenTable Inc.	13,709	1,055
	Meredith Corp.	22,524	1,046
	Chemed Corp.	11,328	1,013
	SeaWorld Entertainment Inc.	33,486	1,012
*	Shutterfly Inc.	23,578	1,006
*	Marriott Vacations Worldwide Corp.	17,844	998
*	WebMD Health Corp.	23,902	990
	Regal Entertainment Group Class A	51,904	970
	Choice Hotels International Inc.	20,620	949
	Lithia Motors Inc. Class A	14,209	944
	Group 1 Automotive Inc.	14,023	921
	Finish Line Inc. Class A	33,493	907
*	Hibbett Sports Inc.	17,089	904
*	Pinnacle Entertainment Inc.	37,702	894
*	Vitamin Shoppe Inc.	18,521	880
	AMERCO	3,790	880
*	Orient-Express Hotels Ltd. Class A	60,859	877
	Rent-A-Center Inc.	32,616	868
	Buckle Inc.	18,909	866
*	SUPERVALU Inc.	124,676	853
*	Sonic Corp.	36,826	839
*,^ Sears Holdings Corp.		17,475	835
*	Fresh Market Inc.	24,774	832
	Bob Evans Farms Inc.	16,473	824

* Express Inc.	51,259	814
Matthews International Corp. Class A	19,261	786
DineEquity Inc.	9,924	775
* Krispy Kreme Doughnuts Inc.	42,630	756
* Fiesta Restaurant Group Inc.	16,411	748
Interval Leisure Group Inc.	27,598	721
Children's Place Retail Stores Inc.	14,430	719
Nexstar Broadcasting Group Inc. Class A	19,076	716
* Media General Inc.	36,625	673
* Boyd Gaming Corp.	50,359	665
Churchill Downs Inc.	7,256	662
Brown Shoe Co. Inc.	24,445	649
* Rush Enterprises Inc. Class A	19,874	646
* Conn's Inc.	16,336	635
National CineMedia Inc.	41,473	622
* Penn National Gaming Inc.	48,493	597
* Bright Horizons Family Solutions Inc.	15,212	595
International Speedway Corp. Class A	17,499	595
* Red Robin Gourmet Burgers Inc.	8,221	589
* Bankrate Inc.	34,618	586
* comScore Inc.	17,878	586
Spartan Stores Inc.	24,491	568
* Susser Holdings Corp.	9,035	564
World Wrestling Entertainment Inc. Class A	19,504	563
* Caesars Entertainment Corp.	29,100	553
* BJ's Restaurants Inc.	16,575	542
* Constant Contact Inc.	22,028	539
Scholastic Corp.	15,566	537
* Biglari Holdings Inc.	1,061	517
* Popeyes Louisiana Kitchen Inc.	12,537	509
* Ascent Capital Group Inc. Class A	6,741	509
Sonic Automotive Inc. Class A	22,533	507
ARAMARK Holdings Corp.	17,500	506
* Francesca's Holdings Corp.	27,491	499
Capella Education Co.	7,860	496
Stage Stores Inc.	20,192	494
* Cumulus Media Inc. Class A	71,291	493
MDC Partners Inc. Class A	21,396	488
* Scientific Games Corp. Class A	35,364	486
* Barnes & Noble Inc.	22,947	480
Fred's Inc. Class A	26,591	479
* Multimedia Games Holding Co. Inc.	16,266	472
* Carmike Cinemas Inc.	15,527	464
* Hawaiian Holdings Inc.	32,998	461
Regis Corp.	33,533	459
SkyWest Inc.	35,866	458
* zulily Inc. Class A	8,774	440
* RetailMeNot Inc.	13,383	428
* FTD Cos. Inc.	13,416	427
Weight Watchers International Inc.	20,587	423
Cato Corp. Class A	15,285	413
* ITT Educational Services Inc.	14,241	408
Core-Mark Holding Co. Inc.	5,606	407
* Zale Corp.	19,148	400
* Clean Energy Fuels Corp.	44,754	400
* Liquidity Services Inc.	15,187	396
* Pep Boys-Manny Moe & Jack	31,098	396

*	American Public Education Inc.	11,260	395
*	K12 Inc.	16,759	380
*	Angie's List Inc.	29,043	354
*	Strayer Education Inc.	7,525	349
*,^ Mattress Firm Holding Corp.		7,258	347
	Weis Markets Inc.	7,026	346
*	Diamond Resorts International Inc.	19,525	331
*	Steiner Leisure Ltd.	7,084	328
	Extended Stay America Inc.	14,012	319
*	Republic Airways Holdings Inc.	34,860	319
*	Career Education Corp.	42,288	315
*	Chefs' Warehouse Inc.	14,709	315
	Haverty Furniture Cos. Inc.	10,595	315
*	Noodles & Co. Class A	7,800	308
*	Blue Nile Inc.	8,836	307
*	Zumiez Inc.	12,329	299
	Stein Mart Inc.	21,111	296
*	Orbitz Worldwide Inc.	37,699	296
*	Denny's Corp.	45,438	292
*	Tuesday Morning Corp.	20,094	284
	Destination Maternity Corp.	10,343	283
*	Chuy's Holdings Inc.	6,400	276
*	AMC Entertainment Holdings Inc.	11,277	273
*	Del Frisco's Restaurant Group Inc.	9,676	270
*	EW Scripps Co. Class A	15,158	269
*	Gray Television Inc.	25,579	265
*	Ruby Tuesday Inc.	46,648	262
	Marcus Corp.	15,559	260
*	McClatchy Co. Class A	40,024	257
*	Aeropostale Inc.	51,134	257
*	Stamps.com Inc.	7,410	249
*	SP Plus Corp.	9,382	246
*	New Media Investment Group Inc.	16,131	242
	Carriage Services Inc. Class A	13,202	241
	Ingles Markets Inc. Class A	10,109	241
	Harte-Hanks Inc.	26,021	230
	Big 5 Sporting Goods Corp.	14,278	229
	Entravision Communications Corp. Class A	34,071	228
*	America's Car-Mart Inc.	6,119	225
*	Sizmek Inc.	21,021	223
	Saga Communications Inc. Class A	4,416	219
*	Overstock.com Inc.	10,886	214
*	Morgans Hotel Group Co.	26,551	213
*	Kirkland's Inc.	11,486	212
*	XO Group Inc.	20,857	211
*	Journal Communications Inc. Class A	23,342	207
*	Providence Service Corp.	7,254	205
*	Daily Journal Corp.	1,128	195
*	Tile Shop Holdings Inc.	12,400	192
	Clear Channel Outdoor Holdings Inc. Class A	20,426	186
*	ValueVision Media Inc. Class A	37,434	182
	Shoe Carnival Inc.	7,711	178
	Marchex Inc. Class B	16,895	178
*	Travelzoo Inc.	7,740	177
*	Citi Trends Inc.	10,813	176
*	West Marine Inc.	15,389	175
	PetMed Express Inc.	12,901	173

*	Titan Machinery Inc.	10,683	167
*	Natural Grocers by Vitamin Cottage Inc.	3,800	166
*	Lee Enterprises Inc.	36,801	164
*	Houghton Mifflin Harcourt Co.	8,080	164
*	MTR Gaming Group Inc.	31,481	161
*	Destination XL Group Inc.	27,724	156
*	Bridgepoint Education Inc.	10,232	152
	ClubCorp Holdings Inc.	8,056	152
	Speedway Motorsports Inc.	8,106	152
	Ruth's Hospitality Group Inc.	12,550	152
*	Speed Commerce Inc.	41,347	150
	Schawk Inc. Class A	7,377	147
*	Container Store Group Inc.	4,284	145
*	Burlington Stores Inc.	4,806	142
	Collectors Universe Inc.	7,501	141
*	Pantry Inc.	9,100	140
*	Bravo Brio Restaurant Group Inc.	9,503	134
*	Fairway Group Holdings Corp.	17,372	133
*	1-800-Flowers.com Inc. Class A	23,555	133
*	QuinStreet Inc.	19,831	132
*	Ignite Restaurant Group Inc.	9,280	131
*	Intrawest Resorts Holdings Inc.	9,915	129
*	SFX Entertainment Inc.	18,276	129
*	MarineMax Inc.	8,361	127
*	Kona Grill Inc.	6,103	124
*	Emmis Communications Corp. Class A	37,876	121
*	Radio One Inc.	24,521	116
*	Isle of Capri Casinos Inc.	15,073	116
	AH Belo Corp. Class A	9,735	113
*	Famous Dave's of America Inc.	4,588	112
*	hhgregg Inc.	11,539	111
*	Monarch Casino & Resort Inc.	5,883	109
*	Gaiam Inc. Class A	14,492	105
*	Dex Media Inc.	10,990	101
	Roundy's Inc.	14,500	100
*	CafePress Inc.	15,789	96
*	PCM Inc.	9,786	96
*	Carrols Restaurant Group Inc.	13,226	95
	Town Sports International Holdings Inc.	11,065	94
*,^ YuMe Inc.		12,750	93
	Village Super Market Inc. Class A	3,510	93
*	Empire Resorts Inc.	12,637	89
*	Wet Seal Inc. Class A	67,234	89
*	Reading International Inc. Class A	11,662	85
	Courier Corp.	5,480	84
*	Sears Hometown and Outlet Stores Inc.	3,500	83
	CSS Industries Inc.	3,040	82
*	Autobytel Inc.	6,554	81
*	Remark Media Inc.	14,727	81
	bebe stores inc	13,194	81
*	Diversified Restaurant Holdings Inc.	16,000	80
	Dover Motorsports Inc.	30,456	76
*	Christopher & Banks Corp.	11,507	76
*	Geeknet Inc.	5,413	76
*	Demand Media Inc.	15,064	73
*	Vitacost.com Inc.	9,690	69
*	Luby's Inc.	11,142	69

* Entercom Communications Corp. Class A	6,638	67
* RadioShack Corp.	31,100	66
Gordmans Stores Inc.	11,829	65
* Education Management Corp.	12,894	63
* Century Casinos Inc.	8,747	63
* Cambium Learning Group Inc.	26,931	58
* RealNetworks Inc.	7,101	54
TheStreet Inc.	19,297	51
* Build-A-Bear Workshop Inc.	5,246	51
* Martha Stewart Living Omnimedia Inc. Class A	10,300	47
* CBS Outdoor Americas Inc.	1,544	45
* PDI Inc.	9,804	45
* Mandalay Digital Group Inc.	10,800	43
* RLJ Entertainment Inc.	9,370	42
* Lakes Entertainment Inc.	8,285	41
Salem Communications Corp. Class A	3,960	40
* Pacific Sunwear of California Inc.	12,700	38
Bon-Ton Stores Inc.	3,244	36
* Dover Saddlery Inc.	6,400	35
Ark Restaurants Corp.	1,599	35
* Pizza Inn Holdings Inc.	5,000	30
Trans World Entertainment Corp.	7,150	26
* Premier Exhibitions Inc.	24,380	23
* Learning Tree International Inc.	6,906	22
* Books-A-Million Inc.	8,698	21
National American University Holdings Inc.	5,355	21
Frisch's Restaurants Inc.	877	21
* Envivio Inc.	6,284	19
* Cache Inc.	5,715	19
* Adolor Corp. Rights Exp. 07/01/2019	34,581	18
* Rick's Cabaret International Inc.	1,511	17
* TechTarget Inc.	2,300	17
* ReachLocal Inc.	1,656	16
* Ambassadors Group Inc.	4,034	16
* Everyday Health Inc.	1,095	15
* Perfumania Holdings Inc.	2,123	14
* Coupons.com Inc.	558	14
* New York & Co. Inc.	2,966	13
* Dover Downs Gaming & Entertainment Inc.	8,083	12
Winmark Corp.	163	12
* Red Lion Hotels Corp.	2,033	12
* Care.com Inc.	658	11
* ALCO Stores Inc.	985	10
* Corinthian Colleges Inc.	5,428	7
* Gaming Partners International Corp.	800	7
* Potbelly Corp.	350	6
Einstein Noah Restaurant Group Inc.	348	6
* Insignia Systems Inc.	1,800	5
* Radio One Inc. Class A	1,000	5
* Body Central Corp.	3,839	4
* Local Corp.	1,300	2
* Spark Networks Inc.	400	2
Beasley Broadcasting Group Inc. Class A	200	2
* Sport Chalet Inc. Class A	1,442	2
* Cosi Inc.	1,039	1
* SPAR Group Inc.	300	1

* Southern Community Financial Corp	1,940	—
		1,740,925
Financials (11.2%)
Wells Fargo & Co.	3,330,610	165,665
JPMorgan Chase & Co.	2,399,217	145,656
* Berkshire Hathaway Inc. Class B	1,038,140	129,736
Bank of America Corp.	6,700,576	115,250
Citigroup Inc.	1,829,469	87,083
Visa Inc. Class A	319,788	69,029
American Express Co.	673,773	60,660
US Bancorp	1,147,527	49,183
MasterCard Inc. Class A	651,919	48,698
American International Group Inc.	927,930	46,406
Goldman Sachs Group Inc.	258,013	42,275
Simon Property Group Inc.	195,397	32,045
MetLife Inc.	570,170	30,105
PNC Financial Services Group Inc.	338,200	29,423
Capital One Financial Corp.	363,626	28,057
Morgan Stanley	877,528	27,353
Bank of New York Mellon Corp.	719,509	25,391
Prudential Financial Inc.	292,357	24,748
BlackRock Inc.	69,094	21,729
American Tower Corporation	249,865	20,456
Charles Schwab Corp.	701,721	19,178
ACE Ltd.	190,133	18,835
Travelers Cos. Inc.	220,299	18,747
State Street Corp.	260,538	18,120
Aflac Inc.	287,002	18,093
BB&T Corp.	449,515	18,057
Discover Financial Services	300,120	17,464
Marsh & McLennan Cos. Inc.	344,404	16,979
Aon plc	191,427	16,133
Allstate Corp.	282,623	15,991
Crown Castle International Corp.	211,534	15,607
Public Storage	91,138	15,356
CME Group Inc.	201,934	14,945
* Berkshire Hathaway Inc. Class A	78	14,613
IntercontinentalExchange Group Inc.	73,050	14,451
Franklin Resources Inc.	260,719	14,126
Chubb Corp.	154,047	13,756
SunTrust Banks Inc.	339,706	13,517
Ameriprise Financial Inc.	121,164	13,337
Equity Residential	226,557	13,138
T. Rowe Price Group Inc.	158,894	13,085
McGraw Hill Financial Inc.	170,313	12,995
Prologis Inc.	317,120	12,948
Fifth Third Bancorp	531,128	12,189
Ventas Inc.	187,598	11,363
HCP Inc.	291,159	11,294
Boston Properties Inc.	96,308	11,030
Health Care REIT Inc.	184,635	11,004
Weyerhaeuser Co.	368,755	10,823
Moody's Corp.	135,280	10,730
Vornado Realty Trust	105,524	10,400
Invesco Ltd.	275,834	10,206
AvalonBay Communities Inc.	77,401	10,164
Hartford Financial Services Group Inc.	283,432	9,997

Regions Financial Corp.	892,133	9,912
Host Hotels & Resorts Inc.	474,950	9,613
M&T Bank Corp.	73,992	8,975
Northern Trust Corp.	136,034	8,918
Principal Financial Group Inc.	190,096	8,743
Loews Corp.	198,296	8,735
Lincoln National Corp.	168,353	8,530
Progressive Corp.	340,490	8,247
KeyCorp	564,670	8,041
General Growth Properties Inc.	334,470	7,358
* Affiliated Managers Group Inc.	34,208	6,843
SLM Corp.	274,421	6,718
Annaly Capital Management Inc.	601,867	6,602
American Realty Capital Properties Inc.	464,215	6,508
CIT Group Inc.	123,881	6,073
SL Green Realty Corp.	59,893	6,026
Comerica Inc.	116,328	6,026
Unum Group	165,680	5,850
Western Union Co.	350,210	5,729
Realty Income Corp.	138,771	5,670
* Genworth Financial Inc. Class A	316,457	5,611
Macerich Co.	89,455	5,576
XL Group plc Class A	176,895	5,528
TD Ameritrade Holding Corp.	158,998	5,398
Equifax Inc.	78,867	5,365
Huntington Bancshares Inc.	533,604	5,320
Fidelity National Financial Inc. Class A	167,510	5,267
Kimco Realty Corp.	239,855	5,248
* Markel Corp.	8,433	5,027
* CBRE Group Inc. Class A	180,956	4,964
Cincinnati Financial Corp.	99,924	4,862
American Capital Agency Corp.	225,707	4,850
Federal Realty Investment Trust	42,145	4,835
* Arch Capital Group Ltd.	82,472	4,745
Plum Creek Timber Co. Inc.	112,513	4,730
First Republic Bank	85,212	4,601
Willis Group Holdings plc	103,541	4,569
Raymond James Financial Inc.	81,634	4,566
Torchmark Corp.	55,511	4,369
Digital Realty Trust Inc.	82,116	4,359
New York Community Bancorp Inc.	265,997	4,275
* E*TRADE Financial Corp.	185,046	4,260
Essex Property Trust Inc.	24,388	4,147
UDR Inc.	160,549	4,147
Arthur J Gallagher & Co.	85,836	4,084
* Realogy Holdings Corp.	93,991	4,084
* Alleghany Corp.	10,011	4,078
Waddell & Reed Financial Inc. Class A	52,679	3,878
* SVB Financial Group	29,709	3,826
Everest Re Group Ltd.	24,336	3,725
Rayonier Inc.	80,611	3,701
Zions Bancorporation	117,972	3,655
Duke Realty Corp.	211,396	3,568
Lazard Ltd. Class A	75,450	3,553
Reinsurance Group of America Inc. Class A	44,375	3,534
Camden Property Trust	52,113	3,509
Liberty Property Trust	94,881	3,507

* Signature Bank	27,917	3,506
Legg Mason Inc.	69,838	3,425
Extra Space Storage Inc.	70,340	3,412
East West Bancorp Inc.	92,850	3,389
Jones Lang LaSalle Inc.	28,513	3,379
SEI Investments Co.	99,635	3,349
Alexandria Real Estate Equities Inc.	45,872	3,328
Mid-America Apartment Communities Inc.	47,936	3,273
NorthStar Realty Finance Corp.	201,916	3,259
WP Carey Inc.	54,054	3,247
ING US Inc.	89,264	3,238
* MSCI Inc. Class A	75,248	3,237
PartnerRe Ltd.	30,925	3,201
CBOE Holdings Inc.	56,257	3,184
* Howard Hughes Corp.	21,815	3,113
BRE Properties Inc.	48,914	3,071
Regency Centers Corp.	60,126	3,070
Kilroy Realty Corp.	51,985	3,045
DDR Corp.	184,248	3,036
Assurant Inc.	46,412	3,015
Hudson City Bancorp Inc.	306,662	3,015
Axis Capital Holdings Ltd.	65,557	3,006
HCC Insurance Holdings Inc.	65,241	2,968
People's United Financial Inc.	198,160	2,947
LPL Financial Holdings Inc.	55,470	2,914
* Ocwen Financial Corp.	74,151	2,905
Eaton Vance Corp.	74,910	2,859
American Financial Group Inc.	49,437	2,853
Apartment Investment & Management Co. Class A	94,130	2,845
Starwood Property Trust Inc.	119,617	2,822
NASDAQ OMX Group Inc.	75,822	2,801
* Liberty Ventures Class A	21,481	2,800
WR Berkley Corp.	66,560	2,770
Hospitality Properties Trust	95,925	2,755
Cullen/Frost Bankers Inc.	35,503	2,753
Senior Housing Properties Trust	122,401	2,750
Taubman Centers Inc.	38,619	2,734
National Retail Properties Inc.	79,026	2,712
Prosperity Bancshares Inc.	40,942	2,708
Protective Life Corp.	51,221	2,694
Assured Guaranty Ltd.	105,170	2,663
Omega Healthcare Investors Inc.	79,385	2,661
CNO Financial Group Inc.	142,913	2,587
BioMed Realty Trust Inc.	125,088	2,563
American Campus Communities Inc.	68,319	2,552
Old Republic International Corp.	152,447	2,500
Spirit Realty Capital Inc.	227,659	2,500
Brown & Brown Inc.	80,560	2,478
Commerce Bancshares Inc.	53,169	2,468
RenaissanceRe Holdings Ltd.	25,110	2,451
Douglas Emmett Inc.	88,261	2,395
City National Corp.	30,214	2,378
Two Harbors Investment Corp.	228,987	2,347
Corrections Corp. of America	74,726	2,340
Highwoods Properties Inc.	58,222	2,236
FirstMerit Corp.	107,137	2,232
Weingarten Realty Investors	73,928	2,218

Home Properties Inc.	36,842	2,215
Columbia Property Trust Inc.	80,988	2,207
Validus Holdings Ltd.	58,292	2,198
BankUnited Inc.	62,792	2,183
First Niagara Financial Group Inc.	228,513	2,159
Tanger Factory Outlet Centers Inc.	61,288	2,145
* Forest City Enterprises Inc. Class A	111,474	2,129
Allied World Assurance Co. Holdings AG	20,449	2,110
LaSalle Hotel Properties	66,702	2,088
Equity Lifestyle Properties Inc.	51,302	2,085
Retail Properties of America Inc.	153,686	2,081
Synovus Financial Corp.	602,974	2,044
RLJ Lodging Trust	75,471	2,018
Gaming and Leisure Properties Inc.	55,137	2,010
CommonWealth REIT	76,209	2,004
Chimera Investment Corp.	650,375	1,990
* Popular Inc.	63,713	1,974
Hancock Holding Co.	53,208	1,950
* Stifel Financial Corp.	39,135	1,947
StanCorp Financial Group Inc.	28,488	1,903
Associated Banc-Corp	105,232	1,901
First Horizon National Corp.	152,965	1,888
* MGIC Investment Corp.	220,823	1,881
* Portfolio Recovery Associates Inc.	32,240	1,865
Federated Investors Inc. Class B	60,961	1,862
CBL & Associates Properties Inc.	104,544	1,856
Webster Financial Corp.	58,570	1,819
EPR Properties	33,199	1,773
CapitalSource Inc.	121,172	1,768
Bank of Hawaii Corp.	28,901	1,752
Hanover Insurance Group Inc.	28,467	1,749
MFA Financial Inc.	224,855	1,743
Piedmont Office Realty Trust Inc. Class A	101,305	1,737
Post Properties Inc.	35,172	1,727
First American Financial Corp.	64,983	1,725
UMB Financial Corp.	26,508	1,715
ProAssurance Corp.	38,032	1,694
Aspen Insurance Holdings Ltd.	42,598	1,691
Radian Group Inc.	112,270	1,687
Primerica Inc.	35,649	1,679
Financial Engines Inc.	32,990	1,675
* Texas Capital Bancshares Inc.	25,338	1,645
Sunstone Hotel Investors Inc.	118,697	1,630
American Homes 4 Rent Class A	97,044	1,622
DCT Industrial Trust Inc.	205,543	1,620
TCF Financial Corp.	96,167	1,602
Fulton Financial Corp.	124,807	1,570
White Mountains Insurance Group Ltd.	2,572	1,543
Washington Federal Inc.	66,135	1,541
Corporate Office Properties Trust	56,806	1,513
* Zillow Inc. Class A	17,109	1,507
Geo Group Inc.	46,716	1,506
Healthcare Realty Trust Inc.	62,229	1,503
DiamondRock Hospitality Co.	126,780	1,490
American National Insurance Co.	13,108	1,482
Sovran Self Storage Inc.	20,058	1,473
Brandywine Realty Trust	101,742	1,471

Endurance Specialty Holdings Ltd.	27,326	1,471
Bank of the Ozarks Inc.	21,498	1,463
MarketAxess Holdings Inc.	24,629	1,459
Medical Properties Trust Inc.	111,687	1,428
Pebblebrook Hotel Trust	41,538	1,403
BancorpSouth Inc.	55,979	1,397
CubeSmart	81,330	1,396
Susquehanna Bancshares Inc.	121,736	1,387
FNB Corp.	103,437	1,386
PrivateBancorp Inc.	44,567	1,360
Umpqua Holdings Corp.	72,778	1,357
Cousins Properties Inc.	117,071	1,343
Invesco Mortgage Capital Inc.	81,293	1,339
Glacier Bancorp Inc.	45,959	1,336
Healthcare Trust of America Inc. Class A	116,704	1,329
* MBIA Inc.	94,236	1,318
First Industrial Realty Trust Inc.	68,019	1,314
Colony Financial Inc.	59,484	1,306
Iberiabank Corp.	18,490	1,297
Lexington Realty Trust	118,631	1,294
Valley National Bancorp	123,578	1,286
Wintrust Financial Corp.	26,079	1,269
* Altisource Portfolio Solutions SA	10,289	1,252
Home BancShares Inc.	36,020	1,240
First Financial Bankshares Inc.	19,869	1,228
* Strategic Hotels & Resorts Inc.	120,432	1,227
Symetra Financial Corp.	61,696	1,223
Chambers Street Properties	154,858	1,203
Hatteras Financial Corp.	63,827	1,203
Alexander & Baldwin Inc.	28,126	1,197
EastGroup Properties Inc.	19,013	1,196
* Western Alliance Bancorp	48,403	1,191
Cathay General Bancorp	46,606	1,174
Erie Indemnity Co. Class A	16,693	1,165
United Bankshares Inc.	37,968	1,163
Ryman Hospitality Properties Inc.	27,006	1,148
* Altisource Asset Management Corp.	1,065	1,145
Artisan Partners Asset Management Inc. Class A	17,561	1,128
Sun Communities Inc.	24,847	1,120
RLI Corp.	25,274	1,118
Altisource Residential Corp.	35,031	1,106
EverBank Financial Corp.	56,027	1,105
Redwood Trust Inc.	54,014	1,095
Platinum Underwriters Holdings Ltd.	18,195	1,094
* Santander Consumer USA Holdings Inc.	45,176	1,088
Mack-Cali Realty Corp.	51,782	1,077
Janus Capital Group Inc.	98,545	1,071
Kemper Corp.	27,303	1,069
Newcastle Investment Corp.	227,457	1,069
New Residential Investment Corp.	164,998	1,068
MB Financial Inc.	34,320	1,063
Capitol Federal Financial Inc.	84,270	1,058
Trustmark Corp.	41,701	1,057
PacWest Bancorp	24,553	1,056
* Virtus Investment Partners Inc.	6,059	1,049
Washington REIT	43,403	1,036
PS Business Parks Inc.	12,391	1,036

National Health Investors Inc.	17,052	1,031
Potlatch Corp.	26,410	1,022
DuPont Fabros Technology Inc.	42,448	1,022
PennyMac Mortgage Investment Trust	42,550	1,017
* Hilltop Holdings Inc.	42,528	1,012
Home Loan Servicing Solutions Ltd.	46,581	1,006
American Equity Investment Life Holding Co.	42,116	995
Kennedy-Wilson Holdings Inc.	44,083	992
Acadia Realty Trust	37,577	991
ARMOUR Residential REIT Inc.	236,443	974
CVB Financial Corp.	60,693	965
Old National Bancorp	64,539	962
BBCN Bancorp Inc.	56,085	961
Equity One Inc.	42,763	955
Community Bank System Inc.	24,168	943
Columbia Banking System Inc.	33,048	943
Glimcher Realty Trust	93,854	941
Montpelier Re Holdings Ltd.	31,505	938
BOK Financial Corp.	13,540	935
Evercore Partners Inc. Class A	16,871	932
Northwest Bancshares Inc.	63,035	920
CYS Investments Inc.	110,587	913
Argo Group International Holdings Ltd.	19,822	910
* First Cash Financial Services Inc.	17,973	907
Government Properties Income Trust	35,912	905
First Midwest Bancorp Inc.	52,942	904
Westamerica Bancorporation	16,512	893
* WisdomTree Investments Inc.	67,788	889
Greenhill & Co. Inc.	16,905	879
Astoria Financial Corp.	63,161	873
Pinnacle Financial Partners Inc.	23,253	872
International Bancshares Corp.	34,738	871
Horace Mann Educators Corp.	29,770	863
Investors Bancorp Inc.	30,890	854
American Assets Trust Inc.	24,875	839
LTC Properties Inc.	22,167	834
Pennsylvania REIT	45,628	824
Selective Insurance Group Inc.	35,166	820
Mercury General Corp.	17,923	808
* iStar Financial Inc.	54,563	805
National Penn Bancshares Inc.	76,627	801
First Financial Holdings Inc.	12,696	795
Interactive Brokers Group Inc.	36,151	783
Sterling Financial Corp.	23,477	783
* Ambac Financial Group Inc.	25,000	776
Education Realty Trust Inc.	77,535	765
Boston Private Financial Holdings Inc.	55,396	750
HFF Inc. Class A	22,257	748
AmTrust Financial Services Inc.	19,779	744
Provident Financial Services Inc.	40,366	742
* Encore Capital Group Inc.	16,077	735
First Citizens BancShares Inc. Class A	3,017	726
Parkway Properties Inc.	39,789	726
STAG Industrial Inc.	30,129	726
* Starwood Waypoint Residential Trust	25,173	725
Cash America International Inc.	18,647	722
* Enstar Group Ltd.	5,289	721

Hudson Pacific Properties Inc.	31,132	718
Union First Market Bankshares Corp.	28,155	716
Capstead Mortgage Corp.	56,164	711
American Capital Mortgage Investment Corp.	37,684	707
First Financial Bancorp	39,216	705
* TFS Financial Corp.	56,252	699
FelCor Lodging Trust Inc.	77,033	696
Sabra Health Care REIT Inc.	24,915	695
Chesapeake Lodging Trust	26,967	694
* St. Joe Co.	35,477	683
* Walter Investment Management Corp.	22,794	680
Nelnet Inc. Class A	16,320	668
WesBanco Inc.	20,476	652
* Credit Acceptance Corp.	4,583	651
* Trulia Inc.	19,499	647
* BofI Holding Inc.	7,356	631
NBT Bancorp Inc.	25,522	624
NRG Yield Inc. Class A	15,764	623
Inland Real Estate Corp.	58,947	622
Franklin Street Properties Corp.	49,038	618
AMERISAFE Inc.	13,891	610
OFG Bancorp	34,884	600
Empire State Realty Trust Inc.	39,480	597
Blackstone Mortgage Trust Inc. Class A	20,721	596
Hersha Hospitality Trust Class A	102,034	595
* United Community Banks Inc.	30,317	588
Wilshire Bancorp Inc.	52,916	587
BGC Partners Inc. Class A	88,962	582
Park National Corp.	7,528	579
Infinity Property & Casualty Corp.	8,531	577
* Piper Jaffray Cos.	12,582	576
First Commonwealth Financial Corp.	63,608	575
RCS Capital Corp.	14,736	574
Retail Opportunity Investments Corp.	37,943	567
Ramco-Gershenson Properties Trust	34,380	560
ViewPoint Financial Group Inc.	19,365	559
First Merchants Corp.	25,813	559
Select Income REIT	18,203	551
Ashford Hospitality Trust Inc.	48,722	549
* Navigators Group Inc.	8,926	548
* eHealth Inc.	10,600	538
Associated Estates Realty Corp.	31,696	537
Renasant Corp.	18,408	535
TrustCo Bank Corp. NY	75,516	532
* Investment Technology Group Inc.	26,214	530
* Greenlight Capital Re Ltd. Class A	16,027	526
Hanmi Financial Corp.	22,358	521
City Holding Co.	11,253	505
Chemical Financial Corp.	15,552	505
Oritani Financial Corp.	31,918	505
Anworth Mortgage Asset Corp.	100,383	498
Sterling Bancorp	39,150	496
Brixmor Property Group Inc.	23,127	493
* Arrowhead Research Corp.	29,992	492
* PICO Holdings Inc.	18,624	484
Investors Real Estate Trust	53,842	484
Resource Capital Corp.	84,643	471

*	Bancorp Inc.	24,939	469
	Alexander's Inc.	1,287	465
	Independent Bank Corp.	11,788	464
	Kite Realty Group Trust	76,919	462
	Employers Holdings Inc.	22,686	459
	Universal Health Realty Income Trust	10,857	459
	Central Pacific Financial Corp.	22,211	449
*	Ameris Bancorp	19,124	446
	Lakeland Financial Corp.	11,037	444
*	Forestar Group Inc.	24,792	441
	National Bank Holdings Corp. Class A	21,975	441
	Saul Centers Inc.	9,308	441
*	First BanCorp	79,171	431
	Rouse Properties Inc.	24,666	425
*	World Acceptance Corp.	5,630	423
	Southside Bancshares Inc.	13,395	420
*	NMI Holdings Inc. Class A	35,699	418
*	American Residential Properties Inc.	23,141	416
	RAIT Financial Trust	48,392	411
	Cohen & Steers Inc.	10,278	410
*	Eagle Bancorp Inc.	11,335	409
*	KCG Holdings Inc. Class A	33,957	405
	Flushing Financial Corp.	19,219	405
	Terreno Realty Corp.	21,298	403
	Cardinal Financial Corp.	22,505	401
*,^ Nationstar Mortgage Holdings Inc.		12,300	399
*	Beneficial Mutual Bancorp Inc.	30,062	397
	United Fire Group Inc.	13,023	395
*	Safeguard Scientifics Inc.	17,815	395
	Brookline Bancorp Inc.	41,790	394
	Community Trust Bancorp Inc.	9,446	392
	Getty Realty Corp.	20,563	388
	FBL Financial Group Inc. Class A	8,929	387
	Banner Corp.	9,365	386
	Dime Community Bancshares Inc.	22,555	383
	CoreSite Realty Corp.	12,310	382
	Summit Hotel Properties Inc.	40,036	372
	S&T Bancorp Inc.	15,525	368
	Safety Insurance Group Inc.	6,722	362
	First Potomac Realty Trust	27,756	359
	Campus Crest Communities Inc.	40,400	351
	Southwest Bancorp Inc.	19,829	350
	Rexford Industrial Realty Inc.	24,681	350
*	Move Inc.	30,269	350
*	TESARO Inc.	11,598	342
	Apollo Residential Mortgage Inc.	20,724	336
	Trico Bancshares	12,906	335
	Agree Realty Corp.	10,864	330
	Winthrop Realty Trust	28,407	329
	1st Source Corp.	10,242	329
	Dynex Capital Inc.	36,717	329
	Simmons First National Corp. Class A	8,764	327
	Monmouth Real Estate Investment Corp. Class A	34,116	325
	First Busey Corp.	55,987	325
	New York Mortgage Trust Inc.	41,379	322
*	Ezcorp Inc. Class A	29,824	322
	Stewart Information Services Corp.	9,108	320

* Green Dot Corp. Class A	16,370	320
* Taylor Capital Group Inc.	13,274	318
* Ladder Capital Corp. Class A	16,662	315
Sandy Spring Bancorp Inc.	12,580	314
* Metro Bancorp Inc.	14,860	314
Excel Trust Inc.	24,769	314
* Flagstar Bancorp Inc.	14,122	314
Berkshire Hills Bancorp Inc.	12,121	314
Cedar Realty Trust Inc.	50,229	307
Maiden Holdings Ltd.	24,537	306
State Bank Financial Corp.	17,249	305
Rockville Financial Inc.	22,386	304
Chatham Lodging Trust	15,024	304
Lakeland Bancorp Inc.	26,698	300
^ Western Asset Mortgage Capital Corp.	18,908	296
Northfield Bancorp Inc.	22,877	294
* Suffolk Bancorp	13,005	290
One Liberty Properties Inc.	13,598	290
* Capital Bank Financial Corp.	11,536	290
Physicians Realty Trust	20,770	289
WSFS Financial Corp.	4,038	288
* Tejon Ranch Co.	8,322	282
* Bridge Capital Holdings	11,811	281
Enterprise Financial Services Corp.	13,818	277
Univest Corp. of Pennsylvania	13,499	277
BancFirst Corp.	4,860	275
1st United Bancorp Inc.	35,885	275
National Western Life Insurance Co. Class A	1,114	272
Urstadt Biddle Properties Inc. Class A	13,096	271
QTS Realty Trust Inc. Class A	10,708	269
German American Bancorp Inc.	9,278	268
* Preferred Bank	10,291	267
Apollo Commercial Real Estate Finance Inc.	16,001	266
* Synergy Resources Corp.	24,495	263
First Financial Corp.	7,806	263
MainSource Financial Group Inc.	15,307	262
* FBR & Co.	10,067	260
AmREIT Inc.	15,683	260
* Xoom Corp.	13,126	256
Silver Bay Realty Trust Corp.	16,392	254
Washington Trust Bancorp Inc.	6,773	254
Bryn Mawr Bank Corp.	8,806	253
Tompkins Financial Corp.	5,120	251
* NewStar Financial Inc.	17,974	249
* DFC Global Corp.	27,902	246
First Bancorp	12,921	246
Aviv REIT Inc.	10,003	245
* Walker & Dunlop Inc.	14,791	242
AG Mortgage Investment Trust Inc.	13,585	238
* Ladenburg Thalmann Financial Services Inc.	78,697	238
Citizens & Northern Corp.	12,016	237
* Citizens Inc. Class A	31,923	236
First Community Bancshares Inc.	14,246	233
* Sun Bancorp Inc.	69,354	233
Heritage Commerce Corp.	28,758	232
National Bankshares Inc.	6,344	232
* Springleaf Holdings Inc.	9,186	231

TowneBank	14,752	229
CyrusOne Inc.	10,954	228
Republic Bancorp Inc. Class A	9,937	225
Gramercy Property Trust Inc.	43,086	222
FXCM Inc. Class A	14,849	219
Universal Insurance Holdings Inc.	17,161	218
SY Bancorp Inc.	6,823	216
Ames National Corp.	9,754	215
Hannon Armstrong Sustainable Infrastructure Capital Inc.	14,850	213
Westwood Holdings Group Inc.	3,373	211
Ashford Hospitality Prime Inc.	13,965	211
Meadowbrook Insurance Group Inc.	35,761	208
* Cowen Group Inc. Class A	46,762	206
First Interstate Bancsystem Inc.	7,225	204
Peoples Bancorp Inc.	8,225	203
MicroFinancial Inc.	25,828	203
Marlin Business Services Corp.	9,689	202
Gladstone Commercial Corp.	11,598	201
Consolidated-Tomoka Land Co.	4,991	201
Westfield Financial Inc.	26,868	200
* MoneyGram International Inc.	11,285	199
Resource America Inc. Class A	23,235	199
Seacoast Banking Corp. of Florida	17,697	195
* North Valley Bancorp	7,996	193
Bank Mutual Corp.	30,162	191
CoBiz Financial Inc.	16,515	190
* Global Indemnity plc	7,132	188
Owens Realty Mortgage Inc.	12,718	188
Center Bancorp Inc.	9,838	187
Armada Hoffler Properties Inc.	18,554	186
Arlington Asset Investment Corp. Class A	7,000	185
* Independent Bank Corp.	13,954	181
GAMCO Investors Inc.	2,323	180
* United Community Financial Corp.	45,906	180
BNC Bancorp	10,314	179
* SWS Group Inc.	23,235	174
Trade Street Residential Inc.	22,921	174
* First Security Group Inc.	81,942	170
* Customers Bancorp Inc.	8,074	169
Merchants Bancshares Inc.	5,163	168
Heartland Financial USA Inc.	6,154	166
OneBeacon Insurance Group Ltd. Class A	10,739	166
Arrow Financial Corp.	6,266	166
Financial Institutions Inc.	7,107	164
Hudson Valley Holding Corp.	8,526	162
Diamond Hill Investment Group Inc.	1,234	162
California First National Bancorp	10,384	159
BankFinancial Corp.	15,767	157
Peapack Gladstone Financial Corp.	7,136	157
OmniAmerican Bancorp Inc.	6,883	157
Yadkin Financial Corp.	7,246	155
Oppenheimer Holdings Inc. Class A	5,519	155
* Tree.com Inc.	4,965	154
First Financial Northwest Inc.	15,135	154
* Naugatuck Valley Financial Corp.	20,361	153
Great Southern Bancorp Inc.	5,104	153
CNB Financial Corp.	8,629	153

* INTL. FCStone Inc.	8,101	152
* First NBC Bank Holding Co.	4,325	151
Whitestone REIT	10,400	150
* Performant Financial Corp.	16,500	149
Independent Bank Group Inc.	2,534	149
* Hampton Roads Bankshares Inc.	93,380	148
Enterprise Bancorp Inc.	7,286	148
ESB Financial Corp.	11,148	146
* CatchMark Timber Trust Inc. Class A	10,345	145
EMC Insurance Group Inc.	3,988	142
Arbor Realty Trust Inc.	20,433	141
* Farmers Capital Bank Corp.	6,208	139
Independence Realty Trust Inc.	15,612	139
West Bancorporation Inc.	9,152	139
State Auto Financial Corp.	6,441	137
Sotherly Hotels Inc.	21,370	136
Bank of Kentucky Financial Corp.	3,610	136
Camden National Corp.	3,245	134
* Ohr Pharmaceutical Inc.	9,621	131
Centerstate Banks Inc.	11,805	129
ESSA Bancorp Inc.	11,543	125
Macatawa Bank Corp.	24,842	125
Guaranty Bancorp	8,689	124
Cherry Hill Mortgage Investment Corp.	6,580	123
GFI Group Inc.	34,500	122
OceanFirst Financial Corp.	6,912	122
First Bancorp Inc.	7,436	121
Orchid Island Capital Inc.	10,200	121
HCI Group Inc.	3,300	120
Washington Banking Co.	6,749	120
* Pacific Premier Bancorp Inc.	7,424	120
Wheeler REIT Inc.	26,012	118
* MBT Financial Corp.	23,884	118
* Tristate Capital Holdings Inc.	8,257	117
Penns Woods Bancorp Inc.	2,387	116
Old Point Financial Corp.	6,842	116
Ares Commercial Real Estate Corp.	8,600	115
UMH Properties Inc.	11,700	114
* BBX Capital Corp.	5,830	113
Northrim BanCorp Inc.	4,388	113
United Insurance Holdings Corp.	7,628	111
* ConnectOne Bancorp Inc.	2,261	111
Waterstone Financial Inc.	10,594	110
United Financial Bancorp Inc.	5,953	109
Gain Capital Holdings Inc.	10,078	109
PMC Commercial Trust	23,198	106
* CommunityOne Bancorp	9,446	106
Preferred Apartment Communities Inc. Class A	13,165	106
Territorial Bancorp Inc.	4,784	103
* Consumer Portfolio Services Inc.	14,900	102
JAVELIN Mortgage Investment Corp.	7,500	101
AmeriServ Financial Inc.	25,974	100
* Leap Wireless International Inc CVR	39,632	100
Old Line Bancshares Inc.	5,764	99
Five Oaks Investment Corp.	8,913	99
First Defiance Financial Corp.	3,612	98
Provident Financial Holdings Inc.	6,338	98

Access National Corp.	5,974	97
* Imperial Holdings Inc.	16,584	95
Heritage Financial Corp.	5,569	94
* PennyMac Financial Services Inc. Class A	5,650	94
Chemung Financial Corp.	3,453	94
Donegal Group Inc. Class A	6,422	94
* Intervest Bancshares Corp. Class A	12,535	93
Fox Chase Bancorp Inc.	5,447	92
Baylake Corp.	7,220	92
Pulaski Financial Corp.	8,623	91
* Community Bankers Trust Corp.	22,357	90
* Blackhawk Network Holdings Inc.	3,700	90
CIFC Corp.	11,048	90
Firstbank Corp.	4,711	88
First Internet Bancorp	3,835	87
* HomeTrust Bancshares Inc.	5,500	87
Monarch Financial Holdings Inc.	7,045	86
* NewBridge Bancorp	11,952	85
Doral Financial Corp.	9,795	85
* BSB Bancorp Inc.	4,902	84
* First Bank/Hamilton	12,958	84
Sierra Bancorp	5,207	83
First Bancshares Inc.	5,700	83
Home Federal Bancorp Inc.	5,290	82
* Regional Management Corp.	3,319	82
Cape Bancorp Inc.	7,322	81
First of Long Island Corp.	1,978	80
Fidelity Southern Corp.	5,719	80
Baldwin & Lyons Inc.	2,995	79
Mercantile Bank Corp.	3,813	79
Simplicity Bancorp Inc.	4,371	77
Pacific Continental Corp.	5,542	76
American National Bankshares Inc.	3,239	76
* Sorrento Therapeutics Inc.	5,900	76
Bridge Bancorp Inc.	2,802	75
* Phoenix Cos. Inc.	1,436	74
* Pacific Mercantile Bancorp	11,873	74
First Connecticut Bancorp Inc.	4,669	73
Century Bancorp Inc. Class A	2,107	72
JMP Group Inc.	9,836	70
* RE/MAX Holdings Inc.	2,421	70
Summit State Bank	6,266	69
Premier Financial Bancorp Inc.	4,706	67
Bank of Commerce Holdings	9,795	66
Capital City Bank Group Inc.	4,949	66
Charter Financial Corp.	5,978	65
Park Sterling Corp.	9,477	63
Bank of Marin Bancorp	1,395	63
* Reis Inc.	3,475	63
Kansas City Life Insurance Co.	1,298	63
* Power REIT	7,088	62
Investors Title Co.	812	62
2 Federal Agricultural Mortgage Corp.	1,811	60
* Southern First Bancshares Inc.	4,300	60
* Franklin Financial Corp.	3,011	59
Tower Group International Ltd.	21,682	59
* Home Bancorp Inc.	2,733	57

Atlantic American Corp.	15,700	57
* AV Homes Inc.	3,128	57
Independence Holding Co.	4,185	56
MutualFirst Financial Inc.	2,926	56
Intersections Inc.	9,353	55
* HMN Financial Inc.	5,600	55
HomeStreet Inc.	2,800	55
MidSouth Bancorp Inc.	3,241	55
Codorus Valley Bancorp Inc.	2,531	53
* ASB Bancorp Inc.	2,902	52
Pzena Investment Management Inc. Class A	4,277	50
* Marcus & Millichap Inc.	2,800	50
Ellington Residential Mortgage REIT	2,900	49
Community Financial Corp.	2,300	49
HopFed Bancorp Inc.	4,115	48
* Southcoast Financial Corp.	6,567	48
* Westbury Bancorp Inc.	3,222	47
Northeast Community Bancorp Inc.	6,642	46
Manning & Napier Inc.	2,760	46
Ameriana Bancorp	3,378	46
* First Acceptance Corp.	18,537	46
United Bancorp Inc.	5,233	44
* Eastern Virginia Bankshares Inc.	6,867	44
* JGWPT Holdings Inc. Class A	2,400	44
Meta Financial Group Inc.	976	44
* Shore Bancshares Inc.	4,601	44
* Polonia Bancorp Inc.	4,500	44
* Jefferson Bancshares Inc.	5,500	43
* Orrstown Financial Services Inc.	2,523	42
* Republic First Bancorp Inc.	10,719	41
* Community West Bancshares	5,700	40
NB&T Financial Group Inc.	2,100	39
Bar Harbor Bankshares	998	38
IF Bancorp Inc.	2,200	36
Bancorp of New Jersey Inc.	2,600	36
National Interstate Corp.	1,253	34
First Savings Financial Group Inc.	1,413	33
Peoples Federal Bancshares Inc.	1,800	32
Oconee Federal Financial Corp.	1,778	32
2 Federal Agricultural Mortgage Corp. Class A	1,200	31
Hingham Institution for Savings	378	30
* Asta Funding Inc.	3,563	29
QCR Holdings Inc.	1,647	28
Bank of South Carolina Corp.	1,875	28
Cheviot Financial Corp.	2,571	27
River Valley Bancorp	980	26
* OBA Financial Services Inc.	1,400	26
Gladstone Land Corp.	1,800	25
* First Capital Bancorp Inc.	6,000	25
LSB Financial Corp.	877	25
SI Financial Group Inc.	2,146	24
* Square 1 Financial Inc. Class A	1,114	22
Fidelity & Guaranty Life	900	21
Banc of California Inc.	1,647	20
ZAIS Financial Corp.	1,200	20
* American River Bankshares	2,100	19
Salisbury Bancorp Inc.	698	19

Heritage Financial Group Inc.	955	19
NASB Financial Inc.	739	19
Clifton Bancorp Inc.	1,535	18
HMG Courtland Properties	999	18
Alliance Bancorp Inc. of Pennsylvania	1,100	17
* Investors Capital Holdings Ltd.	2,300	16
* Hemisphere Media Group Inc.	1,300	16
MidWestOne Financial Group Inc.	642	16
United Community Bancorp	1,400	16
* Fortegra Financial Corp.	2,256	16
Fifth Street Senior Floating Rate Corp.	1,100	16
* Transcontinental Realty Investors Inc.	1,046	15
* Kearny Financial Corp.	1,000	15
* CU Bancorp	800	15
* Atlanticus Holdings Corp.	6,358	15
Northeast Bancorp	1,451	14
* Royal Bancshares of Pennsylvania Inc.	4,060	13
First Clover Leaf Financial Corp.	1,398	13
C&F Financial Corp.	395	13
Calamos Asset Management Inc. Class A	1,000	13
* Meridian Interstate Bancorp Inc.	500	13
Middleburg Financial Corp.	698	12
* Riverview Bancorp Inc.	3,447	12
* Maui Land & Pineapple Co. Inc.	1,499	10
* Internet Patents Corp.	2,500	8
Life Partners Holdings Inc.	2,773	8
* Hallmark Financial Services Inc.	830	7
Madison County Financial Inc.	368	7
Athens Bancshares Corp.	300	6
SB Financial Group Inc.	700	6
* CMS Bancorp Inc.	600	6
* Parke Bancorp Inc.	500	6
* Cordia Bancorp Inc.	1,200	5
* Malvern Bancorp Inc.	500	5
QC Holdings Inc.	2,008	5
WVS Financial Corp.	400	5
Gleacher & Co. Inc.	400	5
US Global Investors Inc. Class A	1,353	4
* Citizens First Corp.	400	4
* Hamilton Bancorp Inc.	300	4
* Tejon Ranch Co. Warrants Exp. 08/31/2016	1,141	4
* Carolina Bank Holdings Inc.	400	4
* NuPathe Inc. CVR	6,287	4
* ZipRealty Inc.	900	3
Citizens Community Bancorp Inc.	300	2
Vestin Realty Mortgage II Inc.	317	2
* Old Second Bancorp Inc.	300	1
Home Federal Bancorp Inc.	55	1
* Carolina Trust Bank	100	—
* Valley National Bancorp Warrants Exp. 6/30/2015	570	—
* Allen Organ Co. Escrow Shares	1,400	—
		2,473,689
Health Care (7.4%)
Johnson & Johnson	1,794,747	176,298
Pfizer Inc.	4,051,323	130,128
Merck & Co. Inc.	1,867,157	105,999
* Gilead Sciences Inc.	977,835	69,289

Amgen Inc.	481,039	59,331
Bristol-Myers Squibb Co.	1,048,645	54,477
AbbVie Inc.	1,009,610	51,894
UnitedHealth Group Inc.	627,697	51,465
* Biogen Idec Inc.	150,429	46,012
Medtronic Inc.	634,374	39,039
Eli Lilly & Co.	640,773	37,716
Abbott Laboratories	977,936	37,660
* Express Scripts Holding Co.	491,543	36,910
* Celgene Corp.	258,830	36,133
Thermo Fisher Scientific Inc.	245,172	29,479
Baxter International Inc.	343,951	25,308
Allergan Inc.	190,017	23,581
* Actavis plc	110,860	22,821
Covidien plc	286,495	21,103
* Alexion Pharmaceuticals Inc.	125,960	19,162
WellPoint Inc.	179,579	17,877
Aetna Inc.	230,550	17,284
* Regeneron Pharmaceuticals Inc.	50,163	15,063
Stryker Corp.	180,075	14,671
Cigna Corp.	174,128	14,580
* Forest Laboratories Inc.	154,946	14,297
Becton Dickinson and Co.	120,566	14,116
Perrigo Co. plc	79,326	12,269
* Illumina Inc.	81,416	12,103
St. Jude Medical Inc.	180,290	11,789
* Mylan Inc.	237,341	11,589
* Boston Scientific Corp.	843,464	11,404
Humana Inc.	97,993	11,046
* Vertex Pharmaceuticals Inc.	151,318	10,701
* Intuitive Surgical Inc.	24,361	10,670
* HCA Holdings Inc.	197,072	10,346
Zimmer Holdings Inc.	107,403	10,158
Zoetis Inc.	321,360	9,300
* DaVita HealthCare Partners Inc.	128,466	8,845
CR Bard Inc.	49,359	7,304
* Henry Schein Inc.	54,260	6,477
* BioMarin Pharmaceutical Inc.	92,040	6,278
* Endo International plc	88,760	6,093
* Varian Medical Systems Inc.	66,121	5,554
* Waters Corp.	51,212	5,552
* CareFusion Corp.	135,323	5,443
* Laboratory Corp. of America Holdings	54,222	5,325
Quest Diagnostics Inc.	91,853	5,320
* Edwards Lifesciences Corp.	68,707	5,096
* Incyte Corp. Ltd.	94,105	5,037
* Jazz Pharmaceuticals plc	35,364	4,904
Universal Health Services Inc. Class B	58,889	4,833
* Hospira Inc.	107,769	4,661
Cooper Cos. Inc.	30,834	4,235
DENTSPLY International Inc.	91,916	4,232
ResMed Inc.	91,129	4,073
* IDEXX Laboratories Inc.	33,339	4,047
* MEDNAX Inc.	65,284	4,046
* Salix Pharmaceuticals Ltd.	38,671	4,007
* Alkermes plc	88,603	3,907
* Pharmacyclics Inc.	38,207	3,829

*	Covance Inc.	36,021	3,743
*	Cubist Pharmaceuticals Inc.	48,072	3,516
*	Isis Pharmaceuticals Inc.	75,289	3,253
*	Hologic Inc.	151,142	3,250
*	Medivation Inc.	48,119	3,097
*	Seattle Genetics Inc.	65,577	2,988
	Teleflex Inc.	26,627	2,855
*	United Therapeutics Corp.	29,461	2,770
*	Community Health Systems Inc.	70,114	2,746
*	Tenet Healthcare Corp.	63,057	2,699
*	Sirona Dental Systems Inc.	35,771	2,671
	Questcor Pharmaceuticals Inc.	37,068	2,407
*	Mallinckrodt plc	37,513	2,379
*	Align Technology Inc.	44,515	2,305
*	Cepheid Inc.	43,981	2,269
*	Intercept Pharmaceuticals Inc.	6,837	2,255
*	Brookdale Senior Living Inc. Class A	64,388	2,158
	Patterson Cos. Inc.	51,269	2,141
*	Quintiles Transnational Holdings Inc.	42,066	2,136
*	InterMune Inc.	62,906	2,105
*	Centene Corp.	33,747	2,101
	Techne Corp.	23,874	2,038
*	Team Health Holdings Inc.	45,278	2,026
*	Alnylam Pharmaceuticals Inc.	29,865	2,005
*	PAREXEL International Corp.	36,120	1,954
	HealthSouth Corp.	53,898	1,937
	West Pharmaceutical Services Inc.	43,032	1,896
*	Charles River Laboratories International Inc.	30,700	1,852
*	DexCom Inc.	44,219	1,829
	STERIS Corp.	38,237	1,826
*	WellCare Health Plans Inc.	28,471	1,808
*	NPS Pharmaceuticals Inc.	59,460	1,780
*	Alere Inc.	50,376	1,730
*	Insulet Corp.	35,391	1,678
*	Health Net Inc.	49,054	1,668
*	Bio-Rad Laboratories Inc. Class A	13,020	1,668
*	Puma Biotechnology Inc.	15,843	1,650
*	Myriad Genetics Inc.	47,676	1,630
*	Envision Healthcare Holdings Inc.	47,204	1,597
*	LifePoint Hospitals Inc.	29,087	1,587
*	Theravance Inc.	50,126	1,551
*	Bruker Corp.	65,290	1,488
	Hill-Rom Holdings Inc.	37,981	1,464
	Owens & Minor Inc.	41,065	1,439
*	Pacira Pharmaceuticals Inc.	19,684	1,378
*	Thoratec Corp.	37,073	1,328
	Healthcare Services Group Inc.	43,125	1,253
*,^ OPKO Health Inc.		132,960	1,239
*	ACADIA Pharmaceuticals Inc.	50,603	1,231
*	Air Methods Corp.	22,835	1,220
*	Medicines Co.	41,567	1,181
*	Impax Laboratories Inc.	43,382	1,146
*	NuVasive Inc.	29,376	1,128
*	HMS Holdings Corp.	57,712	1,099
*	Globus Medical Inc.	41,339	1,099
*	Haemonetics Corp.	33,502	1,092
*	Cyberonics Inc.	16,647	1,086

*	Magellan Health Services Inc.	17,746	1,053
*	Akorn Inc.	47,227	1,039
*	Acadia Healthcare Co. Inc.	23,000	1,038
*	Neogen Corp.	22,782	1,024
*	Acorda Therapeutics Inc.	26,691	1,012
*	Celldex Therapeutics Inc.	57,147	1,010
*	Amsurg Corp. Class A	21,341	1,005
*	Clovis Oncology Inc.	14,437	1,000
*	Keryx Biopharmaceuticals Inc.	58,617	999
*	Nektar Therapeutics	81,203	984
*	Synageva BioPharma Corp.	11,770	977
*	Masimo Corp.	35,664	974
*	HeartWare International Inc.	10,236	960
*	Ironwood Pharmaceuticals Inc. Class A	77,078	950
*	Wright Medical Group Inc.	30,552	949
*,^ Arena Pharmaceuticals Inc.		147,419	929
*	Prestige Brands Holdings Inc.	33,779	920
*	ARIAD Pharmaceuticals Inc.	108,056	871
*	Auxilium Pharmaceuticals Inc.	31,559	858
*	Ligand Pharmaceuticals Inc.	12,619	849
	CONMED Corp.	19,409	843
*	Halozyme Therapeutics Inc.	64,618	821
*	ImmunoGen Inc.	54,848	819
*	Spectranetics Corp.	26,826	813
*	Fluidigm Corp.	18,432	812
*	Aegerion Pharmaceuticals Inc.	17,304	798
*	Sangamo BioSciences Inc.	43,145	780
	PDL BioPharma Inc.	91,901	764
*	Dyax Corp.	82,856	744
	Kindred Healthcare Inc.	30,465	713
*	Hanger Inc.	21,166	713
*	ArthroCare Corp.	14,661	707
*	Volcano Corp.	35,729	704
*	Neurocrine Biosciences Inc.	43,442	699
*	Emeritus Corp.	21,944	690
*	Omnicell Inc.	23,211	664
*	ABIOMED Inc.	24,341	634
	Analogic Corp.	7,680	631
*	Molina Healthcare Inc.	16,456	618
*	Abaxis Inc.	15,312	595
*	Integra LifeSciences Holdings Corp.	12,862	592
	Cantel Medical Corp.	17,405	587
*	Quidel Corp.	20,812	568
*	Depomed Inc.	38,861	563
	Meridian Bioscience Inc.	25,645	559
*	PharMerica Corp.	19,776	553
*	Lannett Co. Inc.	15,122	540
*	Capital Senior Living Corp.	20,780	540
*	Natus Medical Inc.	20,931	540
*,^ MannKind Corp.		131,495	529
*	Novavax Inc.	116,016	526
*	Exact Sciences Corp.	35,838	508
*	Idenix Pharmaceuticals Inc.	84,177	508
*	Corvel Corp.	10,154	505
*	Endologix Inc.	39,016	502
*,^ Bio-Reference Labs Inc.		17,826	493
*	Accuray Inc.	50,696	487

*	Endocyte Inc.	20,435	487
	Select Medical Holdings Corp.	38,355	478
*	ICU Medical Inc.	7,806	467
*	Sarepta Therapeutics Inc.	19,429	467
*	Inovio Pharmaceuticals Inc.	138,797	462
*	Luminex Corp.	24,212	438
*	Cardiovascular Systems Inc.	13,533	430
	Invacare Corp.	22,386	427
*	IPC The Hospitalist Co. Inc.	8,690	427
*	HealthStream Inc.	15,923	425
*	Furiex Pharmaceuticals Inc.	4,885	425
	Ensign Group Inc.	9,570	418
*	NxStage Medical Inc.	32,746	417
*	Orexigen Therapeutics Inc.	63,675	414
*	Anika Therapeutics Inc.	10,041	413
*	Cynosure Inc. Class A	14,058	412
*	Healthways Inc.	23,879	409
*	Anacor Pharmaceuticals Inc.	20,413	408
*	Portola Pharmaceuticals Inc.	15,625	405
*	Momenta Pharmaceuticals Inc.	34,498	402
*	Staar Surgical Co.	21,070	396
*	Merit Medical Systems Inc.	27,628	395
*	BioCryst Pharmaceuticals Inc.	37,323	395
*	Agios Pharmaceuticals Inc.	9,946	389
*	Insmed Inc.	19,914	379
*	Vanda Pharmaceuticals Inc.	23,307	379
*	Infinity Pharmaceuticals Inc.	31,827	378
*	Intrexon Corp.	14,385	378
*	Vivus Inc.	63,184	375
*	Dynavax Technologies Corp.	207,775	374
*	Emergent Biosolutions Inc.	14,739	372
*	Receptos Inc.	8,852	371
*	Synergy Pharmaceuticals Inc.	69,435	369
*	Affymetrix Inc.	51,685	369
*	Horizon Pharma Inc.	24,297	367
*,^ Exelixis Inc.		102,591	363
*	Raptor Pharmaceutical Corp.	36,189	362
*	Lexicon Pharmaceuticals Inc.	196,147	339
*	Dendreon Corp.	113,482	339
	US Physical Therapy Inc.	9,706	336
*	AVANIR Pharmaceuticals Inc.	90,402	332
*	Orthofix International NV	10,970	331
*	Tornier NV	15,393	327
*,^ Organovo Holdings Inc.		42,512	325
*	Rockwell Medical Inc.	25,199	319
*	NewLink Genetics Corp.	11,204	318
*	Accelerate Diagnostics Inc.	14,501	316
*	Antares Pharma Inc.	88,102	308
*	MiMedx Group Inc.	50,165	308
*	Albany Molecular Research Inc.	16,457	306
*	Array BioPharma Inc.	63,660	299
*	Insys Therapeutics Inc.	7,221	299
*	Spectrum Pharmaceuticals Inc.	37,874	297
*	PTC Therapeutics Inc.	11,333	296
*	Chelsea Therapeutics International Ltd.	53,188	294
*	OraSure Technologies Inc.	35,479	283
*	XOMA Corp.	53,733	280

* Merrimack Pharmaceuticals Inc.	55,189	278
* ZIOPHARM Oncology Inc.	60,595	278
National Healthcare Corp.	4,971	277
* Cell Therapeutics Inc.	80,832	275
* AMAG Pharmaceuticals Inc.	14,059	272
* Omeros Corp.	22,370	270
* Immunomedics Inc.	63,470	267
* Repros Therapeutics Inc.	14,889	264
* Zeltiq Aesthetics Inc.	13,338	262
* AngioDynamics Inc.	16,480	260
* Peregrine Pharmaceuticals Inc.	136,113	259
* Amedisys Inc.	17,343	258
* Neuralstem Inc.	61,220	257
* Chimerix Inc.	11,154	255
* Cerus Corp.	52,895	254
* Threshold Pharmaceuticals Inc.	48,500	231
* Zogenix Inc.	80,925	230
* Acceleron Pharma Inc.	6,612	228
* AcelRx Pharmaceuticals Inc.	18,922	227
* Progenics Pharmaceuticals Inc.	55,200	226
* Curis Inc.	79,537	224
* KYTHERA Biopharmaceuticals Inc.	5,600	223
* Sciclone Pharmaceuticals Inc.	48,779	222
CryoLife Inc.	22,066	220
* Repligen Corp.	17,009	219
* Bluebird Bio Inc.	9,610	219
* Corcept Therapeutics Inc.	49,898	218
* BioDelivery Sciences International Inc.	25,600	216
* BioScrip Inc.	30,777	215
Atrion Corp.	694	212
* Harvard Bioscience Inc.	44,129	209
* Genomic Health Inc.	7,851	207
* Gentiva Health Services Inc.	22,578	206
* Aratana Therapeutics Inc.	10,823	201
* Pacific Biosciences of California Inc.	37,369	200
* Galectin Therapeutics Inc.	12,918	198
* GenMark Diagnostics Inc.	19,800	197
* Ophthotech Corp.	5,356	191
* Rigel Pharmaceuticals Inc.	49,261	191
* Geron Corp.	91,251	190
* Navidea Biopharmaceuticals Inc.	102,588	190
* Osiris Therapeutics Inc.	14,382	189
* Idera Pharmaceuticals Inc.	46,159	188
* Cytori Therapeutics Inc.	68,434	185
* Sagent Pharmaceuticals Inc.	7,855	184
* LHC Group Inc.	8,033	177
* Triple-S Management Corp. Class B	10,944	177
* Oncothyreon Inc.	58,896	176
* Cytokinetics Inc.	18,416	175
* Hyperion Therapeutics Inc.	6,744	174
* Athersys Inc.	52,958	172
* Pain Therapeutics Inc.	31,144	171
* BioTelemetry Inc.	16,900	171
* AtriCure Inc.	8,867	167
* Achillion Pharmaceuticals Inc.	50,303	166
* Galena Biopharma Inc.	65,675	164
* MEI Pharma Inc.	14,568	162

*	Hansen Medical Inc.	60,101	156
*	Unilife Corp.	37,990	155
*	Hi-Tech Pharmacal Co. Inc.	3,547	154
*	MacroGenics Inc.	5,512	153
*	Epizyme Inc.	6,626	151
*	Sequenom Inc.	61,301	150
*	SurModics Inc.	6,580	149
*	Chindex International Inc.	7,782	148
*	Retrophin Inc.	6,980	148
*	Derma Sciences Inc.	11,400	145
*	ANI Pharmaceuticals Inc.	4,569	143
	Universal American Corp.	20,228	143
*	Foundation Medicine Inc.	4,306	139
*	Alliance HealthCare Services Inc.	4,155	139
*,^ Northwest Biotherapeutics Inc.		19,206	139
*	Enzo Biochem Inc.	33,179	138
*	Revance Therapeutics Inc.	4,325	136
*	Durect Corp.	102,232	136
*	CytRx Corp.	37,702	132
*	Ampio Pharmaceuticals Inc.	20,691	131
*	RTI Surgical Inc.	31,405	128
*	Exactech Inc.	5,675	128
*	Verastem Inc.	11,804	127
*	NanoString Technologies Inc.	6,079	126
	Pozen Inc.	15,678	125
*	SIGA Technologies Inc.	40,158	124
*	Regado Biosciences Inc.	9,926	124
*	Enanta Pharmaceuticals Inc.	3,084	123
*,^ Alimera Sciences Inc.		15,622	123
*	Vical Inc.	95,327	123
*	Amicus Therapeutics Inc.	59,369	123
*	AVEO Pharmaceuticals Inc.	81,739	122
*,^ Rexahn Pharmaceuticals Inc.		112,317	121
*	Relypsa Inc.	3,998	119
*	Five Prime Therapeutics Inc.	5,900	116
*	NanoViricides Inc.	35,338	113
	Psychemedics Corp.	6,475	111
*	Synta Pharmaceuticals Corp.	25,345	109
*	Five Star Quality Care Inc.	22,405	109
*	Vascular Solutions Inc.	4,150	109
*	Celsion Corp.	32,155	108
*	Surgical Care Affiliates Inc.	3,463	106
*	Regulus Therapeutics Inc.	11,469	103
*	Supernus Pharmaceuticals Inc.	11,300	101
*	Stemline Therapeutics Inc.	4,712	96
*	Nanosphere Inc.	44,400	95
*	TG Therapeutics Inc.	13,812	95
*	NeoStem Inc.	13,280	94
*	Symmetry Medical Inc.	9,305	94
*	Catalyst Pharmaceutical Partners Inc.	41,027	93
*	Biolase Inc.	38,372	92
*	pSivida Corp.	22,454	92
*	Targacept Inc.	19,300	92
*	Xencor Inc.	7,699	90
*	Fibrocell Science Inc.	17,241	90
*	Sunesis Pharmaceuticals Inc.	13,300	88
*	RadNet Inc.	30,936	88

*	Cellular Dynamics International Inc.	5,828	87
*	NeoGenomics Inc.	24,938	87
*	Mast Therapeutics Inc.	125,552	85
*	BioTime Inc.	25,678	84
*	Cempra Inc.	7,261	84
*	BioSpecifics Technologies Corp.	3,192	83
*	LDR Holding Corp.	2,400	82
*	Medical Action Industries Inc.	11,756	82
*	EnteroMedics Inc.	43,082	78
*	Almost Family Inc.	3,364	78
*	Ocera Therapeutics Inc.	7,252	77
*	Kindred Biosciences Inc.	4,119	76
*	Cyclacel Pharmaceuticals Inc.	20,223	74
*	XenoPort Inc.	13,700	71
*	Stereotaxis Inc.	16,212	69
*	Apricus Biosciences Inc.	31,988	69
*	Tetraphase Pharmaceuticals Inc.	5,700	62
*	Acura Pharmaceuticals Inc.	42,396	62
*	Vermillion Inc.	20,667	61
*	TearLab Corp.	8,500	57
*	Agenus Inc.	17,400	55
*,^ ImmunoCellular Therapeutics Ltd.		45,000	55
*	Response Genetics Inc.	44,500	53
*	OncoGenex Pharmaceutical Inc.	4,401	52
*	Alexza Pharmaceuticals Inc.	11,556	51
*	Cutera Inc.	4,463	50
*	Discovery Laboratories Inc.	23,135	50
*	Aerie Pharmaceuticals Inc.	2,344	50
*	Karyopharm Therapeutics Inc.	1,585	49
*	ERBA Diagnostics Inc.	18,367	47
*	OncoMed Pharmaceuticals Inc.	1,352	46
*	Skilled Healthcare Group Inc.	7,829	41
*	Cumberland Pharmaceuticals Inc.	9,063	41
*	Synthetic Biologics Inc.	15,779	41
*	Fonar Corp.	2,293	40
*	ChemoCentryx Inc.	5,700	38
*	Cancer Genetics Inc.	2,501	38
	Utah Medical Products Inc.	630	36
*	Transcept Pharmaceuticals Inc.	11,798	36
*	BG Medicine Inc.	18,572	36
*	Harvard Apparatus Regenerative Technology Inc.	3,750	34
*	Achaogen Inc.	2,200	34
*	Ultragenyx Pharmaceutical Inc.	692	34
	Daxor Corp.	3,969	33
*	Sucampo Pharmaceuticals Inc. Class A	4,106	29
*	Mirati Therapeutics Inc.	1,500	29
*	Inogen Inc.	1,680	28
*	Heska Corp.	2,600	27
	Birner Dental Management Services Inc.	1,499	27
*	Alphatec Holdings Inc.	17,842	27
*	TrovaGene Inc.	4,491	26
*	Cardica Inc.	23,874	24
*	Cleveland Biolabs Inc.	33,849	23
*	Medgenics Inc.	3,150	22
*	Coronado Biosciences Inc.	10,595	21
*,^ PhotoMedex Inc.		1,200	19
*	Vision Sciences Inc.	15,510	19

*	BSD Medical Corp.	14,039	18
*	Ambit Biosciences Corp.	1,900	17
*	InfuSystems Holdings Inc.	5,850	16
*	Hooper Holmes Inc.	25,291	15
*	MELA Sciences Inc.	23,282	15
*	Novabay Pharmaceuticals Inc.	11,900	14
*	Veracyte Inc.	803	14
*	LCA-Vision Inc.	2,536	14
*	Bovie Medical Corp.	3,373	13
*	Akebia Therapeutics Inc.	660	13
	Digirad Corp.	3,306	11
	Enzon Pharmaceuticals Inc.	10,614	11
*	Versartis Inc.	333	10
*	Wright Medical Group Inc. CVR Exp. 12/31/2049	11,147	9
*	Bioanalytical Systems Inc.	3,300	8
*	Synergetics USA Inc.	2,643	8
*	Concert Pharmaceuticals Inc.	550	7
*	Dicerna Pharmaceuticals Inc.	221	6
*	Omthera Pharmaceuticals Inc. CVR	9,400	6
*	Egalet Corp.	330	5
*	Auspex Pharmaceuticals Inc.	112	3
*,^ Cel-Sci Corp.		1,936	3
*	Anthera Pharmaceuticals Inc. Class A	816	3
*	Baxano Surgical Inc.	1,691	2
*	Biodel Inc.	500	1
*	Palatin Technologies Inc.	160	—
			1,620,258
Industrials (7.9%)
	General Electric Co.	6,356,946	164,581
	United Technologies Corp.	550,554	64,327
	3M Co.	419,584	56,921
	Boeing Co.	448,123	56,235
	Union Pacific Corp.	288,529	54,145
	Honeywell International Inc.	471,538	43,740
	United Parcel Service Inc. Class B	448,508	43,676
	Caterpillar Inc.	404,010	40,146
	Accenture plc Class A	404,097	32,215
	Emerson Electric Co.	444,827	29,714
	Lockheed Martin Corp.	172,429	28,147
	Danaher Corp.	375,263	28,145
	FedEx Corp.	188,018	24,924
	Precision Castparts Corp.	92,440	23,365
	Eaton Corp. plc	301,799	22,671
	Automatic Data Processing Inc.	290,564	22,449
	Deere & Co.	232,803	21,139
	Illinois Tool Works Inc.	253,172	20,590
	General Dynamics Corp.	184,990	20,149
	Raytheon Co.	200,052	19,763
	Norfolk Southern Corp.	197,050	19,147
	CSX Corp.	641,107	18,573
	Cummins Inc.	118,326	17,629
	TE Connectivity Ltd.	260,234	15,669
	Northrop Grumman Corp.	124,040	15,304
	PACCAR Inc.	225,053	15,178
	Tyco International Ltd.	291,481	12,359
*	LinkedIn Corp. Class A	65,895	12,187
	Agilent Technologies Inc.	211,611	11,833

Waste Management Inc.	280,173	11,787
Parker Hannifin Corp.	94,678	11,334
Rockwell Automation Inc.	88,049	10,967
Sherwin-Williams Co.	54,078	10,660
Ingersoll-Rand plc	173,652	9,940
Pentair Ltd.	124,998	9,917
WW Grainger Inc.	39,075	9,873
* Fiserv Inc.	163,596	9,274
Amphenol Corp. Class A	100,639	9,224
Fidelity National Information Services Inc.	167,998	8,980
Paychex Inc.	208,198	8,869
Dover Corp.	107,578	8,795
Roper Industries Inc.	62,936	8,403
Fastenal Co.	170,068	8,388
* Alliance Data Systems Corp.	29,983	8,169
Xerox Corp.	718,284	8,117
AMETEK Inc.	157,300	8,099
Fluor Corp.	102,213	7,945
Kansas City Southern	70,424	7,187
Rockwell Collins Inc.	86,511	6,892
Flowserve Corp.	87,578	6,861
* Trimble Navigation Ltd.	165,173	6,420
Textron Inc.	160,797	6,318
Pall Corp.	70,083	6,270
* Stericycle Inc.	53,743	6,106
Chicago Bridge & Iron Co. NV	68,542	5,973
* B/E Aerospace Inc.	68,014	5,903
L-3 Communications Holdings Inc.	49,439	5,841
Republic Services Inc. Class A	170,491	5,824
* Verisk Analytics Inc. Class A	95,125	5,704
* United Rentals Inc.	59,639	5,662
TransDigm Group Inc.	30,361	5,623
Vulcan Materials Co.	83,561	5,553
* FleetCor Technologies Inc.	44,979	5,177
Expeditors International of Washington Inc.	130,378	5,167
Towers Watson & Co. Class A	44,991	5,131
Masco Corp.	227,574	5,054
* Jacobs Engineering Group Inc.	79,482	5,047
CH Robinson Worldwide Inc.	95,740	5,016
* Quanta Services Inc.	135,795	5,011
Ball Corp.	87,750	4,810
Rock-Tenn Co. Class A	45,395	4,792
Fortune Brands Home & Security Inc.	107,625	4,529
Wabtec Corp.	58,071	4,501
* Mettler-Toledo International Inc.	18,777	4,425
Packaging Corp. of America	62,222	4,379
Xylem Inc.	118,244	4,306
JB Hunt Transport Services Inc.	59,854	4,305
MeadWestvaco Corp.	110,679	4,166
Avnet Inc.	89,191	4,150
Sealed Air Corp.	126,125	4,146
Hubbell Inc. Class B	33,719	4,042
Manpowergroup Inc.	51,185	4,035
Donaldson Co. Inc.	94,789	4,019
MDU Resources Group Inc.	116,495	3,997
* Crown Holdings Inc.	88,335	3,952
* Arrow Electronics Inc.	64,816	3,847

Martin Marietta Materials Inc.	29,489	3,785
IDEX Corp.	51,902	3,783
Lincoln Electric Holdings Inc.	52,524	3,782
Joy Global Inc.	64,124	3,719
Cintas Corp.	62,196	3,708
* Colfax Corp.	51,297	3,659
Acuity Brands Inc.	27,486	3,644
Robert Half International Inc.	85,359	3,581
* Owens-Illinois Inc.	105,682	3,575
Trinity Industries Inc.	49,533	3,570
Valspar Corp.	49,303	3,556
* Flextronics International Ltd.	384,537	3,553
ADT Corp.	117,397	3,516
Waste Connections Inc.	76,160	3,340
Total System Services Inc.	109,817	3,340
* Sensata Technologies Holding NV	78,275	3,338
* Kirby Corp.	32,910	3,332
* CoStar Group Inc.	17,641	3,294
Global Payments Inc.	46,306	3,293
* Genesee & Wyoming Inc. Class A	33,755	3,285
Carlisle Cos. Inc.	41,301	3,277
FLIR Systems Inc.	90,422	3,255
PerkinElmer Inc.	72,058	3,247
Huntington Ingalls Industries Inc.	31,671	3,239
Oshkosh Corp.	54,421	3,204
Timken Co.	53,674	3,155
Allegion plc	59,408	3,099
Jack Henry & Associates Inc.	55,577	3,099
Iron Mountain Inc.	111,067	3,062
Terex Corp.	68,514	3,035
Graco Inc.	39,819	2,976
Owens Corning	68,609	2,962
AGCO Corp.	53,693	2,962
Alliant Techsystems Inc.	20,623	2,932
Broadridge Financial Solutions Inc.	77,599	2,882
AptarGroup Inc.	42,942	2,838
* Hexcel Corp.	64,478	2,807
FEI Co.	27,126	2,795
Ryder System Inc.	34,266	2,739
Sonoco Products Co.	66,332	2,721
Manitowoc Co. Inc.	86,191	2,711
MSC Industrial Direct Co. Inc. Class A	30,631	2,650
* Vantiv Inc. Class A	86,698	2,620
SPX Corp.	26,491	2,604
Generac Holdings Inc.	44,146	2,603
KBR Inc.	95,033	2,536
ITT Corp.	58,807	2,515
Nordson Corp.	35,570	2,507
Lennox International Inc.	27,284	2,480
Bemis Co. Inc.	63,180	2,479
* USG Corp.	75,286	2,463
Eagle Materials Inc.	27,714	2,457
Valmont Industries Inc.	16,473	2,452
* WEX Inc.	25,336	2,408
* Old Dominion Freight Line Inc.	42,164	2,392
Babcock & Wilcox Co.	71,824	2,385
* WESCO International Inc.	28,599	2,380

Exelis Inc.	123,098	2,340
* Spirit AeroSystems Holdings Inc. Class A	82,053	2,313
AO Smith Corp.	49,957	2,299
RR Donnelley & Sons Co.	128,188	2,295
Kennametal Inc.	51,197	2,268
Toro Co.	35,800	2,262
* Teledyne Technologies Inc.	23,087	2,247
* Zebra Technologies Corp.	32,189	2,234
Triumph Group Inc.	34,070	2,200
URS Corp.	45,997	2,165
Crane Co.	30,113	2,143
EnerSys Inc.	30,895	2,141
Jabil Circuit Inc.	118,352	2,130
Air Lease Corp. Class A	56,039	2,090
Allison Transmission Holdings Inc.	69,487	2,080
* Foster Wheeler AG	62,635	2,031
GATX Corp.	29,746	2,019
Regal-Beloit Corp.	27,719	2,015
World Fuel Services Corp.	44,460	1,961
Belden Inc.	28,154	1,960
* Esterline Technologies Corp.	18,294	1,949
* AECOM Technology Corp.	60,496	1,946
EMCOR Group Inc.	41,320	1,933
MAXIMUS Inc.	42,242	1,895
CLARCOR Inc.	32,430	1,860
National Instruments Corp.	64,822	1,860
Anixter International Inc.	17,998	1,827
* Genpact Ltd.	104,415	1,819
* Clean Harbors Inc.	33,184	1,818
* Cognex Corp.	53,674	1,817
* Moog Inc. Class A	27,138	1,778
Curtiss-Wright Corp.	27,661	1,758
Landstar System Inc.	29,643	1,755
* MasTec Inc.	40,183	1,746
* Knowles Corp.	55,182	1,742
Deluxe Corp.	32,754	1,719
* Graphic Packaging Holding Co.	167,824	1,705
Watsco Inc.	16,633	1,662
Woodward Inc.	39,882	1,656
* CoreLogic Inc.	54,136	1,626
Corporate Executive Board Co.	21,767	1,616
* IPG Photonics Corp.	21,800	1,550
* Louisiana-Pacific Corp.	91,531	1,544
Actuant Corp. Class A	45,067	1,539
* Armstrong World Industries Inc.	28,696	1,528
Con-way Inc.	37,025	1,521
* Advisory Board Co.	23,492	1,509
Silgan Holdings Inc.	28,727	1,423
* DigitalGlobe Inc.	48,757	1,414
Littelfuse Inc.	14,706	1,377
Vishay Intertechnology Inc.	88,038	1,310
* Berry Plastics Group Inc.	56,454	1,307
* NeuStar Inc. Class A	40,159	1,306
Covanta Holding Corp.	72,304	1,305
Convergys Corp.	59,536	1,304
* Euronet Worldwide Inc.	31,084	1,293
* Texas Industries Inc.	13,996	1,254

* MWI Veterinary Supply Inc.	7,996	1,244
Mobile Mini Inc.	28,640	1,242
* Tetra Tech Inc.	41,789	1,237
Harsco Corp.	52,515	1,230
* On Assignment Inc.	31,716	1,224
Applied Industrial Technologies Inc.	24,978	1,205
* Outerwall Inc.	16,314	1,183
* MSA Safety Inc.	20,576	1,173
* Navistar International Corp.	34,344	1,163
* WageWorks Inc.	20,400	1,145
* Cardtronics Inc.	29,387	1,142
Barnes Group Inc.	29,235	1,125
Franklin Electric Co. Inc.	26,429	1,124
* Orbital Sciences Corp.	39,790	1,110
United Stationers Inc.	26,249	1,078
* Swift Transportation Co.	43,338	1,073
* Veeco Instruments Inc.	25,310	1,061
* Coherent Inc.	16,135	1,054
Mueller Industries Inc.	35,084	1,052
Watts Water Technologies Inc. Class A	17,869	1,049
UniFirst Corp.	9,378	1,031
EVERTEC Inc.	41,040	1,014
* EnPro Industries Inc.	13,822	1,004
ABM Industries Inc.	34,443	990
Forward Air Corp.	21,446	989
* Huron Consulting Group Inc.	15,371	974
Mueller Water Products Inc. Class A	102,158	971
* Vistaprint NV	19,607	965
* RBC Bearings Inc.	15,095	962
Simpson Manufacturing Co. Inc.	27,205	961
* PHH Corp.	37,127	959
HEICO Corp. Class A	22,097	959
Heartland Payment Systems Inc.	23,058	956
TAL International Group Inc.	22,239	953
Knight Transportation Inc.	40,467	936
* Sanmina Corp.	53,216	929
* TriMas Corp.	27,962	928
* Hub Group Inc. Class A	23,173	927
* Plexus Corp.	22,723	911
Greif Inc. Class A	17,332	910
Brink's Co.	31,582	902
* Proto Labs Inc.	13,300	900
Granite Construction Inc.	22,288	890
* FTI Consulting Inc.	26,245	875
* Itron Inc.	24,267	862
* H&E Equipment Services Inc.	21,004	850
* TrueBlue Inc.	28,829	844
* Universal Display Corp.	26,222	837
* GrafTech International Ltd.	75,995	830
Otter Tail Corp.	26,827	826
* HD Supply Holdings Inc.	31,500	824
Heartland Express Inc.	35,713	810
* Korn/Ferry International	27,192	810
* Benchmark Electronics Inc.	35,435	803
Brady Corp. Class A	29,469	800
General Cable Corp.	30,741	787
* Greatbatch Inc.	16,856	774

* Masonite International Corp.	13,608	769
Aircastle Ltd.	39,202	760
* Meritor Inc.	61,540	754
Sturm Ruger & Co. Inc.	12,587	753
* ExamWorks Group Inc.	21,491	752
* Rogers Corp.	12,000	749
* OSI Systems Inc.	12,359	740
* Wesco Aircraft Holdings Inc.	33,593	739
Werner Enterprises Inc.	28,843	736
Raven Industries Inc.	22,435	735
* Trex Co. Inc.	10,034	734
* Imperva Inc.	13,032	726
* GenCorp Inc.	39,023	713
CIRCOR International Inc.	9,689	711
* Rexnord Corp.	24,300	704
* XPO Logistics Inc.	23,904	703
* LifeLock Inc.	40,914	700
Tennant Co.	10,572	694
Apogee Enterprises Inc.	20,876	694
Matson Inc.	28,040	692
Universal Forest Products Inc.	12,347	683
AAR Corp.	26,216	680
Booz Allen Hamilton Holding Corp. Class A	30,788	677
Altra Industrial Motion Corp.	18,488	660
* Aegion Corp. Class A	25,897	655
UTi Worldwide Inc.	61,452	651
Kaman Corp.	15,791	642
* Wabash National Corp.	46,574	641
Encore Wire Corp.	13,150	638
* DXP Enterprises Inc.	6,657	632
^ Lindsay Corp.	7,147	630
AZZ Inc.	13,992	625
* Atlas Air Worldwide Holdings Inc.	17,670	623
* Headwaters Inc.	47,158	623
* Federal Signal Corp.	41,647	621
Methode Electronics Inc.	20,236	620
Arkansas Best Corp.	16,782	620
MTS Systems Corp.	8,988	616
* Greenbrier Cos. Inc.	13,481	615
* Tutor Perini Corp.	21,411	614
G&K Services Inc. Class A	9,963	609
* Taser International Inc.	33,165	607
ESCO Technologies Inc.	17,180	605
* Saia Inc.	15,607	596
* Astronics Corp.	9,155	581
Primoris Services Corp.	19,354	580
AAON Inc.	20,414	569
Albany International Corp.	15,959	567
* Sykes Enterprises Inc.	27,649	549
* Measurement Specialties Inc.	8,093	549
* Smith & Wesson Holding Corp.	37,397	547
* FARO Technologies Inc.	10,277	545
Cubic Corp.	10,615	542
* II-VI Inc.	35,112	542
* Navigant Consulting Inc.	28,877	539
Exponent Inc.	7,175	539
CTS Corp.	25,355	529

Sun Hydraulics Corp.	12,172	527
John Bean Technologies Corp.	16,323	504
Insperity Inc.	16,204	502
* ExlService Holdings Inc.	16,207	501
* Engility Holdings Inc.	10,820	487
McGrath RentCorp	13,927	487
Quanex Building Products Corp.	23,333	483
Standex International Corp.	8,993	482
Badger Meter Inc.	8,607	474
Acacia Research Corp.	30,846	471
Astec Industries Inc.	10,710	470
* Team Inc.	10,652	457
* ICF International Inc.	11,385	453
Textainer Group Holdings Ltd.	11,800	452
Resources Connection Inc.	31,933	450
* Monster Worldwide Inc.	60,060	449
AVX Corp.	34,043	449
* Capstone Turbine Corp.	209,910	447
* Boise Cascade Co.	15,537	445
* Rofin-Sinar Technologies Inc.	18,325	439
* Great Lakes Dredge & Dock Corp.	47,994	438
Schnitzer Steel Industries Inc.	15,012	433
Kforce Inc.	20,244	432
* Newport Corp.	20,763	429
US Ecology Inc.	11,545	429
Griffon Corp.	35,054	419
Gorman-Rupp Co.	13,137	418
ManTech International Corp. Class A	14,170	417
Celadon Group Inc.	17,274	415
* MYR Group Inc.	15,966	404
Materion Corp.	11,837	402
American Science & Engineering Inc.	5,972	401
* EnerNOC Inc.	17,929	399
* Checkpoint Systems Inc.	29,143	391
Kimball International Inc. Class B	21,521	390
* Park-Ohio Holdings Corp.	6,929	389
Hyster-Yale Materials Handling Inc.	3,952	385
* TeleTech Holdings Inc.	15,473	379
* ServiceSource International Inc.	44,645	377
Ennis Inc.	22,684	376
* Rentrak Corp.	6,203	374
Kelly Services Inc. Class A	15,756	374
* Columbus McKinnon Corp.	13,843	371
* Builders FirstSource Inc.	40,184	366
Comfort Systems USA Inc.	23,968	365
Kadant Inc.	9,937	362
* Aerovironment Inc.	8,950	360
* GP Strategies Corp.	13,141	358
* Era Group Inc.	12,077	354
* PGT Inc.	30,704	353
* PowerSecure International Inc.	15,022	352
Alamo Group Inc.	6,371	346
* AMN Healthcare Services Inc.	24,806	341
* RPX Corp.	20,831	339
* Thermon Group Holdings Inc.	14,620	339
* TTM Technologies Inc.	38,752	327
* Roadrunner Transportation Systems Inc.	12,952	327

	Viad Corp.	13,356	321
*	Nortek Inc.	3,871	318
	American Railcar Industries Inc.	4,536	318
*	CBIZ Inc.	34,285	314
	Daktronics Inc.	21,381	308
*	Advanced Emissions Solutions Inc.	12,520	307
*	Fabrinet	14,701	305
*	Lydall Inc.	13,206	302
	Powell Industries Inc.	4,576	297
	Black Box Corp.	12,100	295
	Park Electrochemical Corp.	9,837	294
	Quad/Graphics Inc.	12,433	292
	Landauer Inc.	6,399	290
	Myers Industries Inc.	14,277	284
*	Lionbridge Technologies Inc.	42,174	283
	LB Foster Co. Class A	6,035	283
	Marten Transport Ltd.	12,984	279
*	Furmanite Corp.	27,595	271
	Barrett Business Services Inc.	4,474	267
*	NCI Building Systems Inc.	15,026	262
	Graham Corp.	8,237	262
	Electro Rent Corp.	14,869	262
*	Global Cash Access Holdings Inc.	37,664	258
*	Gibraltar Industries Inc.	13,317	251
	Insteel Industries Inc.	12,734	250
*	Dice Holdings Inc.	32,822	245
*	Power Solutions International Inc.	3,202	241
	Multi-Color Corp.	6,875	241
*	Patrick Industries Inc.	5,418	240
*	American Woodmark Corp.	7,124	240
*	Maxwell Technologies Inc.	18,497	239
*	Taminco Corp.	10,996	231
	Cass Information Systems Inc.	4,399	227
*,^ ExOne Co.		6,300	226
*	Bazaarvoice Inc.	30,457	222
*	Landec Corp.	19,722	220
*	Ply Gem Holdings Inc.	17,323	219
*	AM Castle & Co.	14,779	217
*	Mistras Group Inc.	9,486	216
	VSE Corp.	4,096	216
	Electro Scientific Industries Inc.	21,052	207
*	Stock Building Supply Holdings Inc.	10,190	207
	Ceco Environmental Corp.	12,444	206
*	Pike Corp.	18,717	201
	NN Inc.	9,782	193
	CDI Corp.	11,000	189
*	Air Transport Services Group Inc.	23,358	183
*	Nuverra Environmental Solutions Inc.	8,973	182
*	InnerWorkings Inc.	23,576	181
	Argan Inc.	5,965	177
*	Cross Country Healthcare Inc.	21,647	175
*	Ducommun Inc.	6,959	174
*	Cenveo Inc.	57,102	174
	Houston Wire & Cable Co.	13,216	174
*	CAI International Inc.	6,958	172
*	Commercial Vehicle Group Inc.	18,459	168
*	Huttig Building Products Inc.	36,478	167

*	Vicor Corp.	16,344	167
	Miller Industries Inc.	8,444	165
	Twin Disc Inc.	6,195	163
*	Xerium Technologies Inc.	10,010	161
*	M/A-COM Technology Solutions Holdings Inc.	7,801	160
*	Orion Marine Group Inc.	12,711	160
*	Odyssey Marine Exploration Inc.	69,386	159
*	Energy Recovery Inc.	28,699	153
*	Hill International Inc.	27,630	152
*	Continental Building Products Inc.	8,041	152
	Douglas Dynamics Inc.	8,604	150
*	Northwest Pipe Co.	4,138	150
*	Zygo Corp.	9,810	149
	FreightCar America Inc.	6,296	146
*	YRC Worldwide Inc.	6,368	143
	Global Power Equipment Group Inc.	7,182	143
*	Kratos Defense & Security Solutions Inc.	18,934	143
*	Willis Lease Finance Corp.	6,897	141
*	Kemet Corp.	24,000	139
*	Rubicon Technology Inc.	12,306	139
*	Broadwind Energy Inc.	11,048	135
	Mesa Laboratories Inc.	1,476	133
	NACCO Industries Inc. Class A	2,423	131
*	NVE Corp.	2,268	129
*	Vishay Precision Group Inc.	7,362	128
	Universal Truckload Services Inc.	4,425	128
*	Multi-Fineline Electronix Inc.	9,931	127
*	Echo Global Logistics Inc.	6,855	126
*	Casella Waste Systems Inc. Class A	24,516	125
*	Adept Technology Inc.	6,437	122
	Allied Motion Technologies Inc.	10,545	122
*	USA Truck Inc.	8,261	122
*	GSI Group Inc.	9,303	122
*	Transcat Inc.	12,510	117
	Crawford & Co. Class B	10,423	114
*	BlueLinx Holdings Inc.	87,277	113
*	Pacer International Inc.	12,529	112
	International Shipholding Corp.	3,746	110
*	Quality Distribution Inc.	8,481	110
*,^ Document Security Systems Inc.		85,930	110
*	CRA International Inc.	4,914	108
	Heidrick & Struggles International Inc.	5,360	108
*	Erickson Air-Crane Inc.	5,548	107
*	TRC Cos. Inc.	15,885	106
*	Intevac Inc.	10,787	105
	Dynamic Materials Corp.	5,484	104
*	ARC Document Solutions Inc.	13,978	104
*	Onvia Inc.	18,400	98
*	Planet Payment Inc.	35,142	96
*	Orion Energy Systems Inc.	13,048	95
*,^ Revolution Lighting Technologies Inc.		29,963	94
	Spartan Motors Inc.	18,288	94
*	Control4 Corp.	4,264	90
*	PAM Transportation Services Inc.	4,524	90
*	Echelon Corp.	32,023	89
*	Research Frontiers Inc.	16,958	88
	Omega Flex Inc.	4,103	88

	Global Brass & Copper Holdings Inc.	5,500	87
*	Heritage-Crystal Clean Inc.	4,692	85
	LSI Industries Inc.	10,179	83
*	Metalico Inc.	50,676	83
*	CUI Global Inc.	7,433	82
*	AEP Industries Inc.	2,200	82
*	Covenant Transportation Group Inc. Class A	8,013	81
*	Layne Christensen Co.	4,408	80
*	LMI Aerospace Inc.	5,487	77
*	American Superconductor Corp.	46,296	75
*	SL Industries Inc.	3,000	74
*	Sparton Corp.	2,504	73
*	Ameresco Inc. Class A	9,442	71
*	Norcraft Cos. Inc.	4,200	71
*	Rand Logistics Inc.	10,069	69
*	Aeroflex Holding Corp.	8,237	68
*	Lawson Products Inc.	4,228	68
*	Key Technology Inc.	5,155	67
*	Perma-Fix Environmental Services	13,526	66
*	Patriot Transportation Holding Inc.	1,824	66
*	Newtek Business Services Inc.	22,635	65
*	Franklin Covey Co.	3,286	65
*	Hudson Global Inc.	16,731	63
*	Breeze-Eastern Corp.	6,398	63
	Universal Technical Institute Inc.	4,800	62
	Hurco Cos. Inc.	2,292	61
*	US Concrete Inc.	2,600	61
*	PRGX Global Inc.	8,704	60
*	Supreme Industries Inc. Class A	7,400	57
*	Parametric Sound Corp.	3,900	55
*	Tecumseh Products Co. Class A	7,905	55
*	National Research Corp. Class A	3,281	54
*,^ Genco Shipping & Trading Ltd.		30,629	54
*	American DG Energy Inc.	26,628	53
*	Synthesis Energy Systems Inc.	26,650	52
*	Higher One Holdings Inc.	7,000	51
	Bel Fuse Inc. Class B	2,233	49
*	UQM Technologies Inc.	18,381	49
*	Ultralife Corp.	11,350	48
	Hardinge Inc.	3,155	45
*	Innovative Solutions & Support Inc.	5,724	43
*	Microvision Inc.	22,313	43
*	PMFG Inc.	6,918	41
*	Magnetek Inc.	2,118	40
*	Information Services Group Inc.	8,116	40
	Richardson Electronics Ltd.	3,681	40
*	Asure Software Inc.	6,100	39
*	ModusLink Global Solutions Inc.	8,813	37
*	Planar Systems Inc.	16,309	33
*	Accuride Corp.	7,300	32
*	Continental Materials Corp.	1,477	29
	Air T Inc.	2,182	26
*	Frequency Electronics Inc.	2,277	25
*	Manitex International Inc.	1,500	24
*	CPI Aerostructures Inc.	1,800	23
*	Integrated Electrical Services Inc.	3,700	23
	United States Lime & Minerals Inc.	399	22

*	Coast Distribution System Inc.	5,900	22
*	General Finance Corp.	2,800	22
*	StarTek Inc.	3,100	21
	SIFCO Industries Inc.	600	18
	National Research Corp. Class B	413	18
*	Wireless Telecom Group Inc.	5,909	16
	Crawford & Co. Class A	1,640	15
*	Viasystems Group Inc.	1,189	15
*	AMREP Corp.	2,300	15
*	TriNet Group Inc.	651	14
*	NAPCO Security Technologies Inc.	2,048	14
*	IEC Electronics Corp.	2,900	13
*	Sharps Compliance Corp.	2,564	12
	Standard Register Co.	1,341	11
*	Paylocity Holding Corp.	440	11
*	Altair Nanotechnologies Inc.	2,046	9
	Chicago Rivet & Machine Co.	200	8
*	Sutron Corp.	1,300	7
*	Management Network Group Inc.	1,523	7
	Sypris Solutions Inc.	2,100	6
*	Taylor Devices Inc.	600	5
*	eMagin Corp.	2,056	5
*	CyberOptics Corp.	593	5
*	BTU International Inc.	1,419	4
	Eastern Co.	156	3
*	Lime Energy Co.	517	2
	Ecology and Environment Inc.	200	2
*	Mattersight Corp.	191	1
*	Iteris Inc.	200	—
*	MBT Financial Corp. Rights Expire 4/15/2014	3,600	—
			1,741,763
Oil & Gas (5.5%)
	Exxon Mobil Corp.	2,742,238	267,862
	Chevron Corp.	1,211,508	144,060
	Schlumberger Ltd.	826,465	80,580
	ConocoPhillips	778,140	54,742
	Occidental Petroleum Corp.	505,190	48,140
	EOG Resources Inc.	173,809	34,096
	Halliburton Co.	512,046	30,154
	Phillips 66	373,778	28,803
	Anadarko Petroleum Corp.	320,828	27,193
	National Oilwell Varco Inc.	270,717	21,081
	Apache Corp.	251,953	20,899
	Valero Energy Corp.	338,869	17,994
	Baker Hughes Inc.	276,542	17,981
	Pioneer Natural Resources Co.	89,783	16,802
	Devon Energy Corp.	247,024	16,533
	Noble Energy Inc.	230,015	16,340
	Williams Cos. Inc.	392,242	15,917
	Marathon Oil Corp.	446,230	15,850
	Hess Corp.	185,735	15,394
	Marathon Petroleum Corp.	168,802	14,692
	Kinder Morgan Inc.	427,648	13,894
*	Southwestern Energy Co.	225,822	10,390
	Chesapeake Energy Corp.	382,238	9,793
	Cabot Oil & Gas Corp.	269,438	9,129
	EQT Corp.	87,842	8,518

*	Cameron International Corp.	137,196	8,475
	Range Resources Corp.	99,845	8,284
*	Concho Resources Inc.	67,458	8,264
*	FMC Technologies Inc.	150,331	7,861
	Ensco plc Class A	148,179	7,821
*	Weatherford International Ltd.	442,487	7,682
*	Cheniere Energy Inc.	136,938	7,579
	Murphy Oil Corp.	112,398	7,065
	Helmerich & Payne Inc.	64,866	6,977
	Cimarex Energy Co.	53,426	6,364
	HollyFrontier Corp.	127,380	6,061
	Core Laboratories NV	28,508	5,657
*	Whiting Petroleum Corp.	76,797	5,329
	Noble Corp. plc	161,992	5,304
	Oceaneering International Inc.	70,228	5,047
	OGE Energy Corp.	127,164	4,674
	Nabors Industries Ltd.	179,395	4,422
	Tesoro Corp.	84,455	4,273
*	Gulfport Energy Corp.	54,706	3,894
	Denbury Resources Inc.	235,063	3,855
	Energen Corp.	47,181	3,813
*	Continental Resources Inc.	30,141	3,746
*	Cobalt International Energy Inc.	186,922	3,424
*	Oil States International Inc.	34,492	3,401
*	First Solar Inc.	47,596	3,322
	Superior Energy Services Inc.	103,055	3,170
	QEP Resources Inc.	105,543	3,107
	SM Energy Co.	43,283	3,086
*	Dresser-Rand Group Inc.	48,518	2,834
	Patterson-UTI Energy Inc.	87,900	2,785
*	Newfield Exploration Co.	88,605	2,779
*	Rowan Cos. plc Class A	80,333	2,706
*	Dril-Quip Inc.	23,936	2,683
*	Ultra Petroleum Corp.	94,790	2,549
	Targa Resources Corp.	24,844	2,466
*	WPX Energy Inc.	130,866	2,359
*	Oasis Petroleum Inc.	55,865	2,331
	Diamond Offshore Drilling Inc.	45,247	2,206
*	Kodiak Oil & Gas Corp.	172,143	2,090
*	Unit Corp.	31,869	2,084
*	Atwood Oceanics Inc.	39,471	1,989
*,^ SandRidge Energy Inc.		304,568	1,870
*	Rosetta Resources Inc.	39,770	1,852
	SemGroup Corp. Class A	27,542	1,809
	CARBO Ceramics Inc.	12,827	1,770
	Bristow Group Inc.	22,871	1,727
*	MRC Global Inc.	62,617	1,688
	Exterran Holdings Inc.	37,870	1,662
*	Antero Resources Corp.	25,526	1,598
*	Chart Industries Inc.	19,620	1,561
	Tidewater Inc.	32,101	1,561
*	Diamondback Energy Inc.	22,700	1,528
*	Helix Energy Solutions Group Inc.	63,225	1,453
*	PDC Energy Inc.	23,295	1,450
*	Carrizo Oil & Gas Inc.	26,642	1,424
*	GT Advanced Technologies Inc.	81,474	1,389
*	Stone Energy Corp.	31,158	1,308

	Western Refining Inc.	33,758	1,303
*	McDermott International Inc.	153,631	1,201
*	Laredo Petroleum Inc.	46,428	1,201
	PBF Energy Inc. Class A	45,100	1,164
*	SEACOR Holdings Inc.	12,708	1,098
	Energy XXI Bermuda Ltd.	45,745	1,078
*	Forum Energy Technologies Inc.	32,600	1,010
*	Flotek Industries Inc.	34,350	957
*	EPL Oil & Gas Inc.	23,966	925
	RPC Inc.	44,829	915
*	SunPower Corp. Class A	27,822	897
*	Magnum Hunter Resources Corp.	105,323	895
*	Bonanza Creek Energy Inc.	19,900	884
*	Hornbeck Offshore Services Inc.	20,835	871
*	Matador Resources Co.	34,124	836
*	Key Energy Services Inc.	89,964	831
*	Bill Barrett Corp.	31,319	802
*	C&J Energy Services Inc.	25,300	738
	Gulfmark Offshore Inc.	16,101	724
*	Newpark Resources Inc.	60,292	690
	Delek US Holdings Inc.	23,619	686
*	Penn Virginia Corp.	39,153	685
*	Rex Energy Corp.	35,338	661
*	TETRA Technologies Inc.	48,754	624
*	Athlon Energy Inc.	17,368	616
	Comstock Resources Inc.	26,812	613
*	Sanchez Energy Corp.	20,300	601
*	Northern Oil and Gas Inc.	40,126	587
*	Parker Drilling Co.	80,588	571
*	Pioneer Energy Services Corp.	43,539	564
*	Basic Energy Services Inc.	20,300	556
*	Matrix Service Co.	16,360	553
*	Geospace Technologies Corp.	8,064	534
*,^ Halcon Resources Corp.		120,272	521
*,^ Plug Power Inc.		71,636	509
^	EXCO Resources Inc.	86,924	487
	CVR Energy Inc.	10,729	453
*	Hercules Offshore Inc.	97,785	449
*	Clayton Williams Energy Inc.	3,911	442
*	Contango Oil & Gas Co.	8,792	420
*	Approach Resources Inc.	19,150	400
	Pattern Energy Group Inc.	14,372	390
*	ION Geophysical Corp.	92,205	388
*	Rice Energy Inc.	14,058	371
	W&T Offshore Inc.	21,220	367
*	PHI Inc.	8,164	361
	Green Plains Renewable Energy Inc.	11,976	359
*,^ Goodrich Petroleum Corp.		22,362	354
*	Willbros Group Inc.	28,013	353
*	TherapeuticsMD Inc.	55,857	352
*	Triangle Petroleum Corp.	42,341	349
*	Swift Energy Co.	31,213	336
*	FuelCell Energy Inc.	130,825	324
*	Tesco Corp.	16,637	308
*	VAALCO Energy Inc.	34,478	295
*	Vantage Drilling Co.	170,326	291
*	REX American Resources Corp.	4,680	267

*	Abraxas Petroleum Corp.	67,236	266
*	Natural Gas Services Group Inc.	8,711	263
*	Quicksilver Resources Inc.	93,803	247
*	Solazyme Inc.	21,240	247
*	Emerald Oil Inc.	33,300	224
*	Resolute Energy Corp.	31,024	223
*	BPZ Resources Inc.	67,900	216
	Gulf Island Fabrication Inc.	9,619	208
*	Arabian American Development Co.	18,615	202
*	Gastar Exploration Inc.	36,306	199
*	Pacific Ethanol Inc.	10,889	169
*	Miller Energy Resources Inc.	26,654	157
*,^ CAMAC Energy Inc.		199,461	156
*	Callon Petroleum Co.	18,549	155
*,^ Midstates Petroleum Co. Inc.		27,385	147
	Panhandle Oil and Gas Inc. Class A	3,293	144
*	Forest Oil Corp.	73,794	141
*	Ring Energy Inc.	9,215	141
*	Endeavour International Corp.	34,998	114
*	Renewable Energy Group Inc.	9,300	111
*	US Energy Corp. Wyoming	22,313	106
*	Harvest Natural Resources Inc.	28,113	106
	Alon USA Energy Inc.	7,037	105
*	RSP Permian Inc.	3,381	98
*,^ Real Goods Solar Inc. Class A		23,987	98
*,^ Amyris Inc.		26,083	97
	Dawson Geophysical Co.	3,085	86
	Bolt Technology Corp.	4,114	81
*	Isramco Inc.	447	59
*	Warren Resources Inc.	12,171	58
*	Mitcham Industries Inc.	3,689	51
*	Gevo Inc.	34,500	40
*	PetroQuest Energy Inc.	7,000	40
	Adams Resources & Energy Inc.	682	39
*	Enphase Energy Inc.	5,200	38
*	KiOR Inc.	66,567	38
*	TGC Industries Inc.	5,577	33
*	Saratoga Resources Inc.	22,182	30
*	Cal Dive International Inc.	13,885	24
*	Double Eagle Petroleum Co.	7,447	21
*	ZaZa Energy Corp.	22,543	17
	Evolution Petroleum Corp.	1,328	17
*	PrimeEnergy Corp.	141	8
*	PostRock Energy Corp.	1,842	2
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	9,500	—
*	Gerber Scientific Inc. CVR	16,800	—
			1,207,344
Technology (9.1%)
	Apple Inc.	566,313	303,963
*	Google Inc. Class A	177,540	197,870
	Microsoft Corp.	4,740,122	194,298
	International Business Machines Corp.	660,532	127,146
	Oracle Corp.	2,138,792	87,498
	QUALCOMM Inc.	1,072,633	84,588
	Intel Corp.	3,151,031	81,328
*	Facebook Inc. Class A	1,253,811	75,530
	Cisco Systems Inc.	3,267,890	73,233

Hewlett-Packard Co.	1,207,709	39,081
EMC Corp.	1,283,969	35,194
Texas Instruments Inc.	684,891	32,293
* Yahoo! Inc.	577,271	20,724
* Salesforce.com Inc.	355,108	20,273
* Adobe Systems Inc.	301,467	19,818
* Cognizant Technology Solutions Corp. Class A	386,870	19,579
Corning Inc.	883,302	18,390
* Micron Technology Inc.	673,304	15,930
Applied Materials Inc.	769,029	15,704
Intuit Inc.	171,072	13,297
Western Digital Corp.	142,676	13,100
SanDisk Corp.	143,412	11,644
Seagate Technology plc	198,834	11,166
* Cerner Corp.	198,300	11,154
Broadcom Corp. Class A	335,567	10,564
Analog Devices Inc.	198,155	10,530
Motorola Solutions Inc.	146,241	9,402
Avago Technologies Ltd. Class A	143,004	9,211
Xilinx Inc.	168,559	9,148
Symantec Corp.	440,108	8,789
* Juniper Networks Inc.	303,410	7,816
NetApp Inc.	211,465	7,803
KLA-Tencor Corp.	105,976	7,327
Altera Corp.	202,080	7,323
Linear Technology Corp.	147,111	7,163
* Autodesk Inc.	144,704	7,117
* Citrix Systems Inc.	117,175	6,729
* Red Hat Inc.	120,806	6,400
* Akamai Technologies Inc.	107,882	6,280
CA Inc.	199,632	6,183
NVIDIA Corp.	344,177	6,164
Maxim Integrated Products Inc.	181,218	6,002
* Catamaran Corp.	131,486	5,885
* VMware Inc. Class A	54,403	5,877
* Equinix Inc.	31,521	5,826
Microchip Technology Inc.	119,588	5,711
* Lam Research Corp.	103,754	5,706
Computer Sciences Corp.	93,141	5,665
* F5 Networks Inc.	48,418	5,163
Harris Corp.	68,862	5,038
* Teradata Corp.	101,934	5,014
* Workday Inc. Class A	53,892	4,927
* VeriSign Inc.	85,541	4,611
* ANSYS Inc.	59,705	4,598
* ServiceNow Inc.	76,394	4,578
* Skyworks Solutions Inc.	121,046	4,542
* Cree Inc.	77,880	4,405
Garmin Ltd.	74,767	4,132
Marvell Technology Group Ltd.	251,724	3,965
* Gartner Inc.	56,638	3,933
* NCR Corp.	107,419	3,926
* Splunk Inc.	54,529	3,898
LSI Corp.	347,211	3,844
* Synopsys Inc.	99,986	3,840
* athenahealth Inc.	23,861	3,823
* 3D Systems Corp.	62,493	3,696

*,^ Twitter Inc.		74,842	3,493
	IAC/InterActiveCorp	48,908	3,492
	Pitney Bowes Inc.	128,929	3,351
*	SunEdison Inc.	162,186	3,056
*	Brocade Communications Systems Inc.	281,390	2,986
*	Ingram Micro Inc.	100,041	2,957
*	Cadence Design Systems Inc.	185,819	2,888
*	Concur Technologies Inc.	29,103	2,883
	Solera Holdings Inc.	44,785	2,837
*	Nuance Communications Inc.	163,433	2,806
*	PTC Inc.	77,185	2,735
*	ON Semiconductor Corp.	284,845	2,678
*	Informatica Corp.	70,578	2,666
*	Aspen Technology Inc.	60,569	2,566
*	MICROS Systems Inc.	48,466	2,565
*	Teradyne Inc.	124,895	2,484
*	Rackspace Hosting Inc.	73,000	2,396
*	VeriFone Systems Inc.	70,694	2,391
*	Ultimate Software Group Inc.	17,210	2,358
*	Palo Alto Networks Inc.	32,841	2,253
*	Atmel Corp.	261,915	2,190
*	JDS Uniphase Corp.	149,971	2,100
*	NetSuite Inc.	21,927	2,079
*	AOL Inc.	47,347	2,072
*	ARRIS Group Inc.	72,372	2,039
*	TIBCO Software Inc.	100,033	2,033
*	Guidewire Software Inc.	41,207	2,021
*	Allscripts Healthcare Solutions Inc.	109,713	1,978
*	Riverbed Technology Inc.	99,601	1,963
	Leidos Holdings Inc.	54,629	1,932
*	CommVault Systems Inc.	29,346	1,906
*	Fortinet Inc.	85,601	1,886
	Lexmark International Inc. Class A	40,334	1,867
*	ViaSat Inc.	26,620	1,838
	DST Systems Inc.	19,157	1,816
*	SS&C Technologies Holdings Inc.	45,328	1,814
*	Medidata Solutions Inc.	32,922	1,789
*	SolarWinds Inc.	41,441	1,767
*	Manhattan Associates Inc.	49,780	1,744
*	FireEye Inc.	27,638	1,702
*	Tableau Software Inc. Class A	22,331	1,699
*	Tyler Technologies Inc.	19,892	1,665
*	Finisar Corp.	62,338	1,653
	Mentor Graphics Corp.	74,326	1,637
*	Verint Systems Inc.	34,699	1,628
*	Advanced Micro Devices Inc.	395,092	1,584
*	Microsemi Corp.	61,040	1,528
*	Rovi Corp.	65,566	1,494
	Diebold Inc.	37,403	1,492
*	ACI Worldwide Inc.	25,113	1,486
*	Ciena Corp.	65,174	1,482
*	Qlik Technologies Inc.	55,183	1,467
	j2 Global Inc.	28,792	1,441
*	Tech Data Corp.	23,522	1,434
	Compuware Corp.	134,470	1,412
*	TriQuint Semiconductor Inc.	105,328	1,410
*	Cavium Inc.	32,194	1,408

* Dealertrack Technologies Inc.	28,566	1,405
* Freescale Semiconductor Ltd.	57,490	1,403
* RF Micro Devices Inc.	173,875	1,370
* Silicon Laboratories Inc.	25,504	1,333
* Electronics For Imaging Inc.	30,606	1,326
* Sapient Corp.	77,586	1,324
* EchoStar Corp. Class A	27,697	1,317
* Synaptics Inc.	21,523	1,292
* Polycom Inc.	92,948	1,275
* International Rectifier Corp.	46,353	1,270
Plantronics Inc.	28,472	1,266
* Aruba Networks Inc.	67,429	1,264
* Demandware Inc.	19,528	1,251
Fair Isaac Corp.	22,495	1,244
Power Integrations Inc.	18,625	1,225
CDW Corp.	44,510	1,221
* Cornerstone OnDemand Inc.	25,468	1,219
* Fairchild Semiconductor International Inc. Class A	82,764	1,141
* Semtech Corp.	44,718	1,133
* CACI International Inc. Class A	15,229	1,124
Hittite Microwave Corp.	17,614	1,110
* Entegris Inc.	91,183	1,104
Intersil Corp. Class A	85,131	1,100
* Integrated Device Technology Inc.	89,815	1,098
* SYNNEX Corp.	17,328	1,050
MKS Instruments Inc.	34,777	1,039
* Web.com Group Inc.	29,687	1,010
Science Applications International Corp.	26,843	1,004
Cogent Communications Group Inc.	27,823	989
* Syntel Inc.	10,832	974
Blackbaud Inc.	29,930	937
* Bottomline Technologies de Inc.	26,571	934
* MedAssets Inc.	37,703	932
* Ubiquiti Networks Inc.	19,854	903
* InvenSense Inc.	37,798	895
* PMC-Sierra Inc.	117,152	892
Cypress Semiconductor Corp.	86,267	886
InterDigital Inc.	26,628	882
ADTRAN Inc.	35,548	868
* Cray Inc.	22,837	852
* NETGEAR Inc.	25,214	850
* Monolithic Power Systems Inc.	21,753	843
* Unisys Corp.	27,638	842
* Cirrus Logic Inc.	40,794	811
* QLogic Corp.	62,357	795
Advent Software Inc.	25,938	762
* Insight Enterprises Inc.	30,101	756
* Progress Software Corp.	34,625	755
* CommScope Holding Co. Inc.	30,383	750
* Envestnet Inc.	18,518	744
Tessera Technologies Inc.	31,203	737
* FleetMatics Group plc	21,800	729
* Netscout Systems Inc.	19,390	729
* Interactive Intelligence Group Inc.	10,002	725
* Dycom Industries Inc.	22,780	720
NIC Inc.	37,227	719
* Synchronoss Technologies Inc.	20,787	713

*	ScanSource Inc.	17,438	711
*	Spansion Inc. Class A	40,163	700
*	Rambus Inc.	64,001	688
*	MicroStrategy Inc. Class A	5,917	683
*	Proofpoint Inc.	18,390	682
*	ATMI Inc.	19,811	674
*	Gogo Inc.	32,420	666
*	OmniVision Technologies Inc.	37,284	660
*	Shutterstock Inc.	8,975	652
*	SPS Commerce Inc.	10,577	650
	CSG Systems International Inc.	24,756	645
*	Cabot Microelectronics Corp.	14,507	638
*	LogMeIn Inc.	14,197	637
*	Lattice Semiconductor Corp.	79,827	626
	Monotype Imaging Holdings Inc.	20,718	624
*	Infoblox Inc.	31,113	624
*	Fusion-io Inc.	57,093	601
*	CalAmp Corp.	21,488	599
*	Diodes Inc.	22,810	596
*	Infinera Corp.	64,039	581
*	Premier Inc. Class A	17,324	571
*	Sonus Networks Inc.	168,247	567
	Brooks Automation Inc.	50,844	556
*	Accelrys Inc.	43,292	539
*	iGATE Corp.	17,076	539
*	Blucora Inc.	27,160	535
*	EPAM Systems Inc.	16,200	533
*	ICG Group Inc.	25,930	529
*	Ruckus Wireless Inc.	41,695	507
*	Applied Micro Circuits Corp.	51,107	506
*	RigNet Inc.	9,251	498
*	Comverse Inc.	14,377	497
*	Advanced Energy Industries Inc.	20,269	497
*	Loral Space & Communications Inc.	6,899	488
*	Ixia	39,012	488
*	RealPage Inc.	26,727	485
*	Kulicke & Soffa Industries Inc.	38,473	485
*	PROS Holdings Inc.	15,264	481
	Computer Programs & Systems Inc.	7,407	478
	Quality Systems Inc.	27,391	462
*	Exar Corp.	38,506	460
*	Marketo Inc.	13,324	435
*	Virtusa Corp.	12,920	433
*	Amkor Technology Inc.	63,098	433
*	Digital River Inc.	24,816	433
*	Harmonic Inc.	60,476	432
*	Premiere Global Services Inc.	35,697	430
*	Tangoe Inc.	23,100	429
*	Ultratech Inc.	14,396	420
*	Silicon Image Inc.	60,501	417
*,^ VirnetX Holding Corp.		29,096	413
	Ebix Inc.	23,840	407
*	LivePerson Inc.	32,556	393
	Comtech Telecommunications Corp.	12,330	393
*	Perficient Inc.	21,666	393
*	Cvent Inc.	10,835	392
*	Emulex Corp.	52,039	385

* SciQuest Inc.	14,167	383
* BroadSoft Inc.	13,745	367
* Extreme Networks Inc.	63,257	367
* ChannelAdvisor Corp.	9,654	364
* Ellie Mae Inc.	12,100	349
* PDF Solutions Inc.	19,176	348
Forrester Research Inc.	9,617	345
* E2open Inc.	14,432	340
* Veeva Systems Inc. Class A	12,690	339
Micrel Inc.	30,381	337
* Intralinks Holdings Inc.	32,564	333
West Corp.	13,738	329
* Endurance International Group Holdings Inc.	25,264	329
* Rudolph Technologies Inc.	28,025	320
Pegasystems Inc.	8,936	316
* Super Micro Computer Inc.	17,653	307
* Textura Corp.	12,043	304
* Integrated Silicon Solution Inc.	18,910	294
* Inphi Corp.	18,128	292
* Parkervision Inc.	60,563	291
PC Connection Inc.	14,091	286
* KEYW Holding Corp.	15,268	286
* Silicon Graphics International Corp.	22,965	282
* MaxLinear Inc.	28,405	269
* Nanometrics Inc.	14,833	267
* FormFactor Inc.	41,106	263
Epiq Systems Inc.	19,184	261
* Millennial Media Inc.	37,357	258
IXYS Corp.	22,464	255
* Gigamon Inc.	8,267	251
Inteliquent Inc.	17,244	251
* Qualys Inc.	9,528	242
* Oclaro Inc.	76,868	238
* Kopin Corp.	61,776	233
* Pendrell Corp.	127,579	233
* Ultra Clean Holdings Inc.	17,696	233
* Jive Software Inc.	28,939	232
* Quantum Corp.	187,500	229
* Ceva Inc.	12,676	223
* Brightcove Inc.	22,519	221
* Mercury Systems Inc.	16,601	219
* RingCentral Inc. Class A	12,005	217
* Axcelis Technologies Inc.	99,988	215
* Zix Corp.	51,791	214
* QuickLogic Corp.	41,109	214
* Vocus Inc.	15,902	212
* Photronics Inc.	24,774	211
* Oplink Communications Inc.	11,570	208
* Rocket Fuel Inc.	4,790	205
* LTX-Credence Corp.	22,813	203
* Callidus Software Inc.	15,570	195
* Vringo Inc.	55,200	192
* Benefitfocus Inc.	4,046	190
* Limelight Networks Inc.	86,100	188
* VASCO Data Security International Inc.	24,743	187
QAD Inc. Class A	8,720	178
* Entropic Communications Inc.	43,317	177

*	Systemax Inc.	11,829	176
*	Immersion Corp.	16,249	171
*	ShoreTel Inc.	19,684	169
*	Internap Network Services Corp.	23,018	163
*	Merge Healthcare Inc.	66,509	162
	Computer Task Group Inc.	9,180	156
*	Intra-Cellular Therapies Inc.	8,572	156
*	Westell Technologies Inc. Class A	42,118	155
*	Agilysys Inc.	11,474	154
	Cohu Inc.	13,973	150
*	Dot Hill Systems Corp.	37,695	146
*	Mattson Technology Inc.	62,863	146
*	Imation Corp.	25,230	146
*	Cinedigm Corp. Class A	56,581	145
*	FalconStor Software Inc.	91,255	144
*	Qumu Corp.	8,989	144
*	Clearfield Inc.	6,205	143
*	Carbonite Inc.	13,955	142
*	Unwired Planet Inc.	65,508	142
*	Calix Inc.	16,174	136
*	Supertex Inc.	3,989	132
*	NeoPhotonics Corp.	16,559	131
*	Actuate Corp.	21,595	130
	Hackett Group Inc.	21,481	128
*	Vitesse Semiconductor Corp.	29,471	124
*	PLX Technology Inc.	20,417	123
*	KVH Industries Inc.	9,261	122
*	VOXX International Corp. Class A	8,832	121
*	Digi International Inc.	11,876	121
	United Online Inc.	10,257	119
*	Boingo Wireless Inc.	17,430	118
*	Seachange International Inc.	11,140	116
*	Guidance Software Inc.	10,347	114
*	Exa Corp.	8,351	111
*	eGain Corp.	15,400	109
*	DSP Group Inc.	12,416	107
*	iPass Inc.	64,042	106
	American Software Inc. Class A	10,339	105
*	Vocera Communications Inc.	6,320	103
*	Meru Networks Inc.	22,822	103
*	Amtech Systems Inc.	8,382	102
*	Selectica Inc.	14,201	95
*	Datalink Corp.	6,748	94
*	Tremor Video Inc.	22,344	92
*	Mavenir Systems Inc.	5,100	91
*	Procera Networks Inc.	8,698	90
*	Pericom Semiconductor Corp.	11,541	90
*,^ Park City Group Inc.		9,825	89
*	inTEST Corp.	21,900	88
	PC-Tel Inc.	9,837	86
	Preformed Line Products Co.	1,227	84
*	ID Systems Inc.	14,774	84
*	Rally Software Development Corp.	6,000	80
*	Model N Inc.	7,905	80
*	ePlus Inc.	1,420	79
*	MeetMe Inc.	24,188	79
*	GSI Technology Inc.	11,375	79

*,^ Cyan Inc.		18,050	77
*	MoSys Inc.	16,896	77
*	Crexendo Inc.	22,268	76
	Transact Technologies Inc.	6,404	74
*	Smith Micro Software Inc.	36,146	72
*	CIBER Inc.	15,692	72
*	Hutchinson Technology Inc.	25,340	72
*	support.com Inc.	27,817	71
	Digimarc Corp.	2,214	69
*	Sigma Designs Inc.	14,565	69
*	Netlist Inc.	33,001	63
*	Emcore Corp.	12,381	63
*	TeleCommunication Systems Inc. Class A	26,867	62
*	Edgewater Technology Inc.	8,642	62
*	Marin Software Inc.	5,600	59
*	ChyronHego Corp.	20,700	57
*	Rosetta Stone Inc.	4,886	55
*	LRAD Corp.	25,183	53
*	Datawatch Corp.	1,930	52
*	Peerless Systems Corp.	13,656	51
*	Mitek Systems Inc.	13,200	51
*	Numerex Corp. Class A	4,145	45
*	Telenav Inc.	6,980	42
	Tessco Technologies Inc.	1,100	41
*	Icad Inc.	4,360	40
*	Identive Group Inc.	33,237	38
*	NCI Inc. Class A	3,378	36
	Globalscape Inc.	14,200	35
	Evolving Systems Inc.	3,847	35
	Concurrent Computer Corp.	4,233	35
*	Innodata Inc.	11,524	34
*	A10 Networks Inc.	2,213	33
*	Wave Systems Corp. Class A	34,551	31
*	Nimble Storage Inc.	778	29
*	Aerohive Networks Inc.	2,782	29
	Alliance Fiber Optic Products Inc.	1,800	26
*	Radisys Corp.	7,200	26
*	AXT Inc.	11,736	26
*	Mitel Networks Corp.	2,411	26
*	BroadVision Inc.	2,152	24
*	Peregrine Semiconductor Corp.	3,700	22
*	GSE Systems Inc.	11,559	20
*	Varonis Systems Inc.	550	20
*	Castlight Health Inc. Class B	886	19
	Astro-Med Inc.	1,300	15
*	2U Inc.	1,111	15
*	Q2 Holdings Inc.	889	14
*	Amber Road Inc.	880	14
*	Ikanos Communications Inc.	15,219	13
*	Zhone Technologies Inc.	2,987	13
*	Cover-All Technologies Inc.	8,100	12
*	Alpha & Omega Semiconductor Ltd.	1,523	11
*	Voltari Corp.	2,917	10
*	Novatel Wireless Inc.	5,660	10
	Optical Cable Corp.	2,400	9
*	Violin Memory Inc.	2,176	9
	QAD Inc. Class B	477	8

* PAR Technology Corp.	1,513	7
* UniTek Global Services Inc.	3,700	7
Simulations Plus Inc.	800	5
* Cobra Electronics Corp.	1,300	4
* Borderfree Inc.	220	4
* Qualstar Corp.	2,400	4
* Aware Inc.	422	2
* Intellicheck Mobilisa Inc.	1,597	1
* BSQUARE Corp.	400	1
* Acorn Energy Inc.	200	1
* Authentidate Holding Corp.	200	—
* Magnum Hunter Resources Corp. Warrants Expire 4/15/2016	12,617	—
		2,007,991
Telecommunications (1.3%)
Verizon Communications Inc.	2,626,887	124,961
AT&T Inc.	3,302,129	115,806
CenturyLink Inc.	368,094	12,088
* SBA Communications Corp. Class A	81,453	7,409
* T-Mobile US Inc.	177,952	5,878
* Sprint Corp.	503,690	4,629
* Level 3 Communications Inc.	108,716	4,255
Frontier Communications Corp.	646,292	3,684
Windstream Holdings Inc.	387,273	3,191
* tw telecom inc Class A	93,679	2,929
Telephone & Data Systems Inc.	59,254	1,553
* 8x8 Inc.	51,972	562
Atlantic Tele-Network Inc.	7,877	519
* Cincinnati Bell Inc.	147,607	511
Shenandoah Telecommunications Co.	15,791	510
Consolidated Communications Holdings Inc.	20,074	402
United States Cellular Corp.	9,323	382
* Vonage Holdings Corp.	88,277	377
* inContact Inc.	33,374	320
* General Communication Inc. Class A	23,728	271
EarthLink Holdings Corp.	65,092	235
USA Mobility Inc.	11,182	203
* ORBCOMM Inc.	28,091	193
HickoryTech Corp.	13,494	173
IDT Corp. Class B	10,156	169
* Iridium Communications Inc.	22,068	166
* Hawaiian Telcom Holdco Inc.	5,805	165
* Intelsat SA	8,590	161
* Towerstream Corp.	67,537	159
Lumos Networks Corp.	11,015	147
NTELOS Holdings Corp.	10,903	147
* NII Holdings Inc.	115,211	137
* GTT Communications Inc.	11,891	125
* FairPoint Communications Inc.	7,600	103
* Cbeyond Inc.	8,700	63
* Elephant Talk Communications Corp.	37,067	39
* Straight Path Communications Inc. Class B	5,078	37
Alteva	3,457	29
* NTS Inc.	12,587	24
* Alaska Communications Systems Group Inc.	12,500	24
		292,736

Utilities (1.9%)
Duke Energy Corp.	442,024	31,481
NextEra Energy Inc.	274,846	26,281
Dominion Resources Inc.	366,368	26,008
Southern Co.	552,742	24,287
Exelon Corp.	544,631	18,278
Spectra Energy Corp.	430,206	15,892
American Electric Power Co. Inc.	308,293	15,618
Sempra Energy	145,454	14,074
PPL Corp.	395,898	13,120
PG&E Corp.	289,193	12,493
Public Service Enterprise Group Inc.	319,432	12,183
Edison International	206,741	11,704
Consolidated Edison Inc.	184,490	9,898
Xcel Energy Inc.	311,372	9,453
Northeast Utilities	202,067	9,194
FirstEnergy Corp.	267,816	9,114
DTE Energy Co.	111,603	8,291
ONEOK Inc.	133,671	7,920
Entergy Corp.	112,814	7,542
NiSource Inc.	196,503	6,982
NRG Energy Inc.	204,062	6,489
Wisconsin Energy Corp.	139,246	6,482
CenterPoint Energy Inc.	270,263	6,403
Ameren Corp.	154,445	6,363
AES Corp.	408,725	5,837
* Calpine Corp.	254,245	5,316
American Water Works Co. Inc.	114,306	5,189
CMS Energy Corp.	171,279	5,015
SCANA Corp.	82,019	4,209
Alliant Energy Corp.	71,843	4,081
Pinnacle West Capital Corp.	71,346	3,900
ITC Holdings Corp.	101,633	3,796
AGL Resources Inc.	76,777	3,759
National Fuel Gas Co.	51,512	3,608
UGI Corp.	74,056	3,378
Pepco Holdings Inc.	162,267	3,323
Integrys Energy Group Inc.	51,921	3,097
Atmos Energy Corp.	64,391	3,035
Westar Energy Inc. Class A	82,798	2,911
Aqua America Inc.	115,080	2,885
Great Plains Energy Inc.	100,152	2,708
Questar Corp.	113,874	2,708
TECO Energy Inc.	140,022	2,401
Vectren Corp.	53,326	2,101
Cleco Corp.	39,214	1,983
Black Hills Corp.	31,446	1,813
IDACORP Inc.	32,507	1,803
Piedmont Natural Gas Co. Inc.	49,320	1,745
Hawaiian Electric Industries Inc.	64,485	1,639
Portland General Electric Co.	50,663	1,638
Southwest Gas Corp.	30,021	1,605
UNS Energy Corp.	23,605	1,417
PNM Resources Inc.	51,810	1,400
ALLETE Inc.	26,714	1,400
* Dynegy Inc. Class A	55,355	1,381
New Jersey Resources Corp.	27,359	1,362

	UIL Holdings Corp.			36,778	1,354
	WGL Holdings Inc.			33,771	1,353
	Avista Corp.			39,411	1,208
*	ONE Gas Inc.			33,482	1,203
	NorthWestern Corp.			25,218	1,196
	South Jersey Industries Inc.			21,047	1,181
	Laclede Group Inc.			20,446	964
	El Paso Electric Co.			26,236	937
	MGE Energy Inc.			22,644	888
	Northwest Natural Gas Co.			17,907	788
	American States Water Co.			23,618	763
	Empire District Electric Co.			28,339	689
	Unitil Corp.			20,914	687
	California Water Service Group			26,632	638
	Ormat Technologies Inc.			15,347	461
	Chesapeake Utilities Corp.			5,434	343
	SJW Corp.			8,583	254
	Middlesex Water Co.			10,426	228
	Atlantic Power Corp.			78,065	226
	Connecticut Water Service Inc.			6,114	209
	Artesian Resources Corp. Class A			9,115	205
	York Water Co.			8,846	180
	Delta Natural Gas Co. Inc.			6,804	141
*	Pure Cycle Corp.			19,761	120
*	Genie Energy Ltd. Class B			10,188	102
*	Cadiz Inc.			11,960	84
*	US Geothermal Inc.			86,878	65
					424,460
Total Common Stocks (Cost $6,692,655)					13,226,325
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (25.7%)
U.S. Government Securities (15.0%)
	United States Treasury Note/Bond	0.125%	4/30/15	165	165
	United States Treasury Note/Bond	0.250%	5/15/15	14,700	14,716
	United States Treasury Note/Bond	4.125%	5/15/15	28,275	29,525
	United States Treasury Note/Bond	0.250%	5/31/15	18,779	18,799
	United States Treasury Note/Bond	2.125%	5/31/15	3,225	3,298
	United States Treasury Note/Bond	0.375%	6/15/15	59,550	59,699
	United States Treasury Note/Bond	1.875%	6/30/15	4,575	4,671
	United States Treasury Note/Bond	0.250%	7/15/15	59,520	59,576
	United States Treasury Note/Bond	0.250%	7/31/15	27,310	27,336
	United States Treasury Note/Bond	1.750%	7/31/15	16,800	17,149
	United States Treasury Note/Bond	0.250%	8/15/15	44,607	44,642
	United States Treasury Note/Bond	10.625%	8/15/15	1,215	1,388
	United States Treasury Note/Bond	0.375%	8/31/15	15,000	15,037
	United States Treasury Note/Bond	0.250%	9/15/15	50,100	50,124
	United States Treasury Note/Bond	1.250%	9/30/15	760	772
	United States Treasury Note/Bond	0.250%	10/15/15	24,715	24,715
	United States Treasury Note/Bond	0.375%	11/15/15	15,554	15,578
	United States Treasury Note/Bond	4.500%	11/15/15	17,100	18,265
	United States Treasury Note/Bond	9.875%	11/15/15	400	462
	United States Treasury Note/Bond	1.375%	11/30/15	150	153
	United States Treasury Note/Bond	0.250%	12/15/15	24,513	24,486
	United States Treasury Note/Bond	0.250%	12/31/15	50,755	50,692

United States Treasury Note/Bond	2.125%	12/31/15	20,000	20,625
United States Treasury Note/Bond	0.375%	1/15/16	24,450	24,465
United States Treasury Note/Bond	0.375%	1/31/16	395	395
United States Treasury Note/Bond	2.000%	1/31/16	12,000	12,358
United States Treasury Note/Bond	0.375%	2/15/16	82,564	82,564
United States Treasury Note/Bond	4.500%	2/15/16	23,625	25,449
United States Treasury Note/Bond	0.250%	2/29/16	16,925	16,880
United States Treasury Note/Bond	2.125%	2/29/16	11,050	11,416
United States Treasury Note/Bond	2.625%	2/29/16	16,850	17,566
United States Treasury Note/Bond	0.375%	3/15/16	11,700	11,693
United States Treasury Note/Bond	2.375%	3/31/16	19,075	19,814
United States Treasury Note/Bond	0.250%	4/15/16	35,425	35,281
United States Treasury Note/Bond	2.000%	4/30/16	120	124
United States Treasury Note/Bond	2.625%	4/30/16	20,000	20,894
United States Treasury Note/Bond	0.250%	5/15/16	58,200	57,909
United States Treasury Note/Bond	5.125%	5/15/16	14,750	16,193
United States Treasury Note/Bond	7.250%	5/15/16	9,065	10,352
United States Treasury Note/Bond	0.500%	6/15/16	9,855	9,849
United States Treasury Note/Bond	1.500%	6/30/16	10,283	10,500
United States Treasury Note/Bond	0.625%	7/15/16	49,090	49,159
United States Treasury Note/Bond	1.500%	7/31/16	5,875	6,000
United States Treasury Note/Bond	0.625%	8/15/16	45,075	45,089
United States Treasury Note/Bond	1.000%	8/31/16	16,025	16,170
United States Treasury Note/Bond	3.000%	8/31/16	9,325	9,858
United States Treasury Note/Bond	0.875%	9/15/16	30,000	30,169
United States Treasury Note/Bond	1.000%	9/30/16	43,300	43,659
United States Treasury Note/Bond	3.000%	9/30/16	9,275	9,814
United States Treasury Note/Bond	0.625%	10/15/16	27,875	27,832
United States Treasury Note/Bond	1.000%	10/31/16	13,486	13,587
United States Treasury Note/Bond	0.625%	11/15/16	38,200	38,098
United States Treasury Note/Bond	4.625%	11/15/16	425	468
United States Treasury Note/Bond	0.875%	11/30/16	26,407	26,502
United States Treasury Note/Bond	2.750%	11/30/16	2,475	2,606
United States Treasury Note/Bond	0.625%	12/15/16	48,225	48,044
United States Treasury Note/Bond	0.875%	12/31/16	15,865	15,902
United States Treasury Note/Bond	0.750%	1/15/17	22,815	22,786
United States Treasury Note/Bond	0.875%	1/31/17	17,450	17,475
United States Treasury Note/Bond	3.125%	1/31/17	15,311	16,297
United States Treasury Note/Bond	0.625%	2/15/17	41,850	41,588
United States Treasury Note/Bond	4.625%	2/15/17	200	221
United States Treasury Note/Bond	0.875%	2/28/17	7,000	7,002
United States Treasury Note/Bond	3.000%	2/28/17	2,350	2,494
United States Treasury Note/Bond	0.750%	3/15/17	35,100	34,974
United States Treasury Note/Bond	1.000%	3/31/17	13,845	13,882
United States Treasury Note/Bond	3.250%	3/31/17	21,100	22,570
United States Treasury Note/Bond	0.875%	4/30/17	76,275	76,108
United States Treasury Note/Bond	3.125%	4/30/17	52,750	56,228
United States Treasury Note/Bond	4.500%	5/15/17	200	222
United States Treasury Note/Bond	8.750%	5/15/17	6,470	8,018
United States Treasury Note/Bond	0.625%	5/31/17	6,075	6,006
United States Treasury Note/Bond	2.750%	5/31/17	830	876
United States Treasury Note/Bond	0.750%	6/30/17	18,635	18,463
United States Treasury Note/Bond	2.500%	6/30/17	39,650	41,502
United States Treasury Note/Bond	0.500%	7/31/17	6,103	5,986
United States Treasury Note/Bond	2.375%	7/31/17	29,400	30,649
United States Treasury Note/Bond	4.750%	8/15/17	10,950	12,281
United States Treasury Note/Bond	0.625%	8/31/17	8,935	8,786

United States Treasury Note/Bond	1.875%	8/31/17	10,025	10,279
United States Treasury Note/Bond	0.625%	9/30/17	4,115	4,039
United States Treasury Note/Bond	1.875%	9/30/17	12,600	12,909
United States Treasury Note/Bond	0.750%	10/31/17	2,300	2,263
United States Treasury Note/Bond	4.250%	11/15/17	8,020	8,887
United States Treasury Note/Bond	0.625%	11/30/17	11,625	11,367
United States Treasury Note/Bond	0.750%	12/31/17	1,143	1,121
United States Treasury Note/Bond	0.875%	1/31/18	765	753
United States Treasury Note/Bond	3.500%	2/15/18	31,600	34,207
United States Treasury Note/Bond	0.625%	4/30/18	3,175	3,076
United States Treasury Note/Bond	2.625%	4/30/18	16,300	17,100
United States Treasury Note/Bond	3.875%	5/15/18	2,575	2,832
United States Treasury Note/Bond	9.125%	5/15/18	3,675	4,822
United States Treasury Note/Bond	1.000%	5/31/18	975	957
United States Treasury Note/Bond	2.375%	5/31/18	1,600	1,661
United States Treasury Note/Bond	1.375%	6/30/18	10,285	10,240
United States Treasury Note/Bond	2.375%	6/30/18	23,800	24,700
United States Treasury Note/Bond	1.375%	7/31/18	14,535	14,453
United States Treasury Note/Bond	2.250%	7/31/18	15,075	15,556
United States Treasury Note/Bond	4.000%	8/15/18	1,000	1,107
United States Treasury Note/Bond	1.500%	8/31/18	5,850	5,841
United States Treasury Note/Bond	1.375%	9/30/18	58,575	58,072
United States Treasury Note/Bond	1.250%	10/31/18	12,100	11,909
United States Treasury Note/Bond	1.750%	10/31/18	42,230	42,521
United States Treasury Note/Bond	3.750%	11/15/18	805	883
United States Treasury Note/Bond	1.250%	11/30/18	38,250	37,592
United States Treasury Note/Bond	1.375%	11/30/18	12,488	12,351
United States Treasury Note/Bond	1.375%	12/31/18	11,375	11,233
United States Treasury Note/Bond	1.500%	12/31/18	11,125	11,045
United States Treasury Note/Bond	1.250%	1/31/19	27,475	26,925
United States Treasury Note/Bond	1.500%	1/31/19	18,425	18,269
United States Treasury Note/Bond	2.750%	2/15/19	8,720	9,157
United States Treasury Note/Bond	8.875%	2/15/19	4,350	5,830
United States Treasury Note/Bond	1.375%	2/28/19	7,450	7,331
United States Treasury Note/Bond	1.500%	2/28/19	39,465	39,083
United States Treasury Note/Bond	1.500%	3/31/19	20,175	19,948
United States Treasury Note/Bond	1.625%	3/31/19	9,025	8,981
United States Treasury Note/Bond	1.250%	4/30/19	22,000	21,446
United States Treasury Note/Bond	3.125%	5/15/19	7,335	7,827
United States Treasury Note/Bond	1.125%	5/31/19	2,100	2,030
United States Treasury Note/Bond	1.000%	6/30/19	225	216
United States Treasury Note/Bond	0.875%	7/31/19	30,900	29,345
United States Treasury Note/Bond	3.625%	8/15/19	6,900	7,536
United States Treasury Note/Bond	8.125%	8/15/19	972	1,288
United States Treasury Note/Bond	1.000%	8/31/19	25,425	24,265
United States Treasury Note/Bond	1.250%	10/31/19	3,800	3,665
United States Treasury Note/Bond	3.375%	11/15/19	12,680	13,675
United States Treasury Note/Bond	1.000%	11/30/19	6,025	5,711
United States Treasury Note/Bond	1.125%	12/31/19	4,075	3,884
United States Treasury Note/Bond	1.375%	1/31/20	507	489
United States Treasury Note/Bond	3.625%	2/15/20	8,270	9,026
United States Treasury Note/Bond	8.500%	2/15/20	3,269	4,462
United States Treasury Note/Bond	1.250%	2/29/20	7,490	7,159
United States Treasury Note/Bond	1.125%	4/30/20	10,800	10,206
United States Treasury Note/Bond	3.500%	5/15/20	3,560	3,857
United States Treasury Note/Bond	1.375%	5/31/20	28,815	27,608
United States Treasury Note/Bond	1.875%	6/30/20	17,525	17,268

United States Treasury Note/Bond	2.000%	7/31/20	12,255	12,159
United States Treasury Note/Bond	2.625%	8/15/20	9,925	10,207
United States Treasury Note/Bond	1.750%	10/31/20	45,650	44,338
United States Treasury Note/Bond	2.625%	11/15/20	54,233	55,640
United States Treasury Note/Bond	2.000%	11/30/20	19,425	19,137
United States Treasury Note/Bond	2.375%	12/31/20	7,000	7,056
United States Treasury Note/Bond	2.125%	1/31/21	10,925	10,821
United States Treasury Note/Bond	3.625%	2/15/21	425	462
United States Treasury Note/Bond	7.875%	2/15/21	400	545
United States Treasury Note/Bond	2.000%	2/28/21	13,600	13,345
United States Treasury Note/Bond	3.125%	5/15/21	44,262	46,627
United States Treasury Note/Bond	2.125%	8/15/21	27,115	26,649
United States Treasury Note/Bond	2.000%	11/15/21	54,250	52,639
United States Treasury Note/Bond	8.000%	11/15/21	4,770	6,653
United States Treasury Note/Bond	2.000%	2/15/22	10,420	10,075
United States Treasury Note/Bond	1.750%	5/15/22	14,758	13,928
United States Treasury Note/Bond	1.625%	8/15/22	8,000	7,439
United States Treasury Note/Bond	1.625%	11/15/22	18,367	17,001
United States Treasury Note/Bond	2.000%	2/15/23	16,335	15,536
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,502
United States Treasury Note/Bond	1.750%	5/15/23	35,043	32,464
United States Treasury Note/Bond	2.500%	8/15/23	29,410	28,996
United States Treasury Note/Bond	6.250%	8/15/23	6,980	9,111
United States Treasury Note/Bond	2.750%	11/15/23	26,256	26,379
United States Treasury Note/Bond	2.750%	2/15/24	4,216	4,226
United States Treasury Note/Bond	7.500%	11/15/24	675	973
United States Treasury Note/Bond	6.875%	8/15/25	2,350	3,282
United States Treasury Note/Bond	6.000%	2/15/26	2,345	3,083
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,333
United States Treasury Note/Bond	6.500%	11/15/26	4,660	6,416
United States Treasury Note/Bond	6.125%	11/15/27	6,150	8,278
United States Treasury Note/Bond	5.500%	8/15/28	10,445	13,353
United States Treasury Note/Bond	5.250%	11/15/28	9,875	12,344
United States Treasury Note/Bond	5.250%	2/15/29	8,540	10,679
United States Treasury Note/Bond	6.125%	8/15/29	2,420	3,298
United States Treasury Note/Bond	6.250%	5/15/30	6,070	8,420
United States Treasury Note/Bond	5.375%	2/15/31	15,700	20,072
United States Treasury Note/Bond	4.500%	2/15/36	6,000	7,042
United States Treasury Note/Bond	4.750%	2/15/37	200	243
United States Treasury Note/Bond	5.000%	5/15/37	14,248	17,890
United States Treasury Note/Bond	4.375%	2/15/38	14,242	16,412
United States Treasury Note/Bond	3.500%	2/15/39	10,647	10,679
United States Treasury Note/Bond	4.250%	5/15/39	5,883	6,659
United States Treasury Note/Bond	4.500%	8/15/39	10,684	12,563
United States Treasury Note/Bond	4.375%	11/15/39	22,036	25,431
United States Treasury Note/Bond	4.625%	2/15/40	16,510	19,789
United States Treasury Note/Bond	4.375%	5/15/40	950	1,097
United States Treasury Note/Bond	3.875%	8/15/40	5,815	6,197
United States Treasury Note/Bond	4.250%	11/15/40	6,140	6,954
• United States Treasury Note/Bond	4.750%	2/15/41	19,838	24,267
United States Treasury Note/Bond	3.125%	11/15/41	19,025	17,631
United States Treasury Note/Bond	3.125%	2/15/42	11,050	10,226
United States Treasury Note/Bond	3.000%	5/15/42	12,925	11,651
United States Treasury Note/Bond	2.750%	8/15/42	23,725	20,255
United States Treasury Note/Bond	2.750%	11/15/42	68,535	58,384
United States Treasury Note/Bond	3.125%	2/15/43	442	407
United States Treasury Note/Bond	2.875%	5/15/43	2,585	2,256

United States Treasury Note/Bond	3.625%	8/15/43	32,486	32,882
United States Treasury Note/Bond	3.750%	11/15/43	13,280	13,749
				3,313,339
Agency Bonds and Notes (1.6%)
Arab Republic of Egypt	4.450%	9/15/15	1,400	1,451
2 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	125	128
2 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	175	180
2 Federal Farm Credit Banks	0.500%	6/23/15	500	502
2 Federal Farm Credit Banks	1.500%	11/16/15	350	357
2 Federal Farm Credit Banks	1.050%	3/28/16	250	253
2 Federal Farm Credit Banks	5.125%	8/25/16	925	1,025
2 Federal Farm Credit Banks	4.875%	1/17/17	850	944
2 Federal Farm Credit Banks	3.500%	12/20/23	500	514
2 Federal Home Loan Banks	0.375%	8/28/15	3,000	3,004
2 Federal Home Loan Banks	0.375%	2/19/16	4,000	3,998
2 Federal Home Loan Banks	5.625%	6/13/16	300	333
2 Federal Home Loan Banks	0.375%	6/24/16	1,500	1,494
2 Federal Home Loan Banks	5.125%	10/19/16	2,825	3,134
2 Federal Home Loan Banks	4.750%	12/16/16	4,170	4,610
2 Federal Home Loan Banks	0.625%	12/28/16	1,200	1,195
2 Federal Home Loan Banks	4.875%	5/17/17	900	1,007
2 Federal Home Loan Banks	1.000%	6/21/17	2,500	2,497
2 Federal Home Loan Banks	4.875%	9/8/17	405	454
2 Federal Home Loan Banks	5.000%	11/17/17	2,350	2,661
2 Federal Home Loan Banks	2.750%	6/8/18	1,625	1,704
2 Federal Home Loan Banks	5.375%	8/15/18	225	261
2 Federal Home Loan Banks	1.875%	3/13/20	500	492
2 Federal Home Loan Banks	4.125%	3/13/20	2,075	2,303
2 Federal Home Loan Banks	3.375%	6/12/20	1,825	1,943
2 Federal Home Loan Banks	5.250%	12/11/20	1,000	1,174
2 Federal Home Loan Banks	5.625%	6/11/21	1,600	1,906
2 Federal Home Loan Banks	2.125%	3/10/23	4,000	3,720
2 Federal Home Loan Banks	5.375%	8/15/24	815	967
2 Federal Home Loan Banks	5.500%	7/15/36	2,775	3,398
3 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	4,000	4,012
3 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	10,757	11,334
3 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	1,000	1,022
3 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	3,000	3,290
3 Federal Home Loan Mortgage Corp.	0.500%	5/13/16	1,700	1,700
3 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	1,100	1,146
3 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	3,100	3,447
3 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	11,605	11,991
3 Federal Home Loan Mortgage Corp.	0.875%	10/14/16	10,000	10,035
3 Federal Home Loan Mortgage Corp.	0.875%	2/22/17	6,000	5,995
3 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	2,600	2,606
3 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	6,500	6,549
3 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	4,075	4,072
3 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	5,500	5,480
3 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,300	1,488
3 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	8,200	8,143
3 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	2,800	3,184
3 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	1,800	1,761
3 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	2,000	1,958
3 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	2,720	3,095
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,625	1,775
3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	2,900	2,878
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	1,700	1,636

3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	10,975	10,522
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,900	1,812
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,730
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	371
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	3,911
3 Federal National Mortgage Assn.	0.500%	5/27/15	2,200	2,208
3 Federal National Mortgage Assn.	0.500%	7/2/15	550	552
3 Federal National Mortgage Assn.	2.375%	7/28/15	1,000	1,028
3 Federal National Mortgage Assn.	2.000%	9/21/15	405	415
3 Federal National Mortgage Assn.	0.500%	9/28/15	22,600	22,670
3 Federal National Mortgage Assn.	4.375%	10/15/15	2,350	2,497
3 Federal National Mortgage Assn.	1.625%	10/26/15	5,870	5,991
3 Federal National Mortgage Assn.	0.375%	12/21/15	1,775	1,776
3 Federal National Mortgage Assn.	5.000%	3/15/16	2,150	2,341
3 Federal National Mortgage Assn.	0.500%	3/30/16	2,725	2,731
3 Federal National Mortgage Assn.	2.375%	4/11/16	6,475	6,723
3 Federal National Mortgage Assn.	0.375%	7/5/16	2,000	1,992
3 Federal National Mortgage Assn.	0.625%	8/26/16	2,500	2,500
3 Federal National Mortgage Assn.	5.250%	9/15/16	1,350	1,500
3 Federal National Mortgage Assn.	1.250%	9/28/16	7,255	7,353
3 Federal National Mortgage Assn.	1.375%	11/15/16	11,955	12,148
3 Federal National Mortgage Assn.	1.250%	1/30/17	2,725	2,755
3 Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,205
3 Federal National Mortgage Assn.	0.750%	4/20/17	7,000	6,953
3 Federal National Mortgage Assn.	1.125%	4/27/17	10,600	10,645
3 Federal National Mortgage Assn.	0.875%	10/26/17	16,150	15,954
3 Federal National Mortgage Assn.	0.875%	12/20/17	3,000	2,952
3 Federal National Mortgage Assn.	0.875%	2/8/18	6,000	5,890
3 Federal National Mortgage Assn.	0.875%	5/21/18	1,490	1,455
3 Federal National Mortgage Assn.	1.875%	9/18/18	12,300	12,431
3 Federal National Mortgage Assn.	1.625%	11/27/18	4,370	4,354
3 Federal National Mortgage Assn.	1.875%	2/19/19	4,000	4,013
3 Federal National Mortgage Assn.	0.000%	10/9/19	1,110	956
3 Federal National Mortgage Assn.	7.125%	1/15/30	1,405	1,995
3 Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,916
3 Federal National Mortgage Assn.	6.625%	11/15/30	1,320	1,812
3 Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,577
2 Financing Corp.	9.800%	4/6/18	500	654
2 Financing Corp.	9.650%	11/2/18	475	635
Hashemite Kingdom of Jordan	2.503%	10/30/20	750	746
Private Export Funding Corp.	1.375%	2/15/17	175	177
Private Export Funding Corp.	2.250%	12/15/17	200	205
Private Export Funding Corp.	1.875%	7/15/18	300	302
Private Export Funding Corp.	4.375%	3/15/19	350	387
Private Export Funding Corp.	1.450%	8/15/19	250	240
Private Export Funding Corp.	4.300%	12/15/21	175	192
Private Export Funding Corp.	2.800%	5/15/22	200	197
Private Export Funding Corp.	2.050%	11/15/22	4,175	3,864
Private Export Funding Corp.	3.550%	1/15/24	725	735
Private Export Funding Corp.	2.450%	7/15/24	525	477
State of Israel	5.500%	12/4/23	375	445
State of Israel	5.500%	4/26/24	1,400	1,664
2 Tennessee Valley Authority	4.500%	4/1/18	655	729
2 Tennessee Valley Authority	1.750%	10/15/18	600	600
2 Tennessee Valley Authority	3.875%	2/15/21	905	972
2 Tennessee Valley Authority	1.875%	8/15/22	425	390
2 Tennessee Valley Authority	6.750%	11/1/25	2,100	2,740

2	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,738
2	Tennessee Valley Authority	4.650%	6/15/35	500	527
2	Tennessee Valley Authority	5.880%	4/1/36	285	348
2	Tennessee Valley Authority	5.500%	6/15/38	225	265
2	Tennessee Valley Authority	5.250%	9/15/39	425	480
2	Tennessee Valley Authority	3.500%	12/15/42	950	810
2	Tennessee Valley Authority	5.375%	4/1/56	580	644
2	Tennessee Valley Authority	4.625%	9/15/60	519	499
					341,502
Conventional Mortgage-Backed Securities (8.8%)
	Fannie Mae Pool	2.000%	10/1/28	4,018	3,901
[3,4] Fannie Mae Pool		2.500%	4/1/28–1/1/43	53,528	53,336
3,4,5Fannie Mae Pool		3.000%	11/1/26–4/1/44	144,245	142,835
[3,4] Fannie Mae Pool		3.500%	9/1/25–4/1/44	159,776	162,893
3,4,5Fannie Mae Pool		4.000%	7/1/18–4/1/44	148,287	154,997
3,4,5Fannie Mae Pool		4.500%	3/1/18–4/1/44	109,049	116,532
3,4,5Fannie Mae Pool		5.000%	3/1/17–4/1/44	79,521	86,627
3,4 Fannie Mae Pool		5.500%	11/1/16–4/1/44	65,203	71,993
3,4,5Fannie Mae Pool		6.000%	4/1/16–4/1/44	43,766	48,871
[3,4] Fannie Mae Pool		6.500%	4/1/14–10/1/39	15,219	17,148
	Fannie Mae Pool	7.000%	7/1/14–11/1/37	5,370	6,084
[3,4] Fannie Mae Pool		7.500%	4/1/15–12/1/32	475	528
[3,4] Fannie Mae Pool		8.000%	7/1/15–11/1/30	77	86
[3,4] Fannie Mae Pool		8.500%	11/1/18–7/1/30	61	68
[3,4] Fannie Mae Pool		9.000%	7/1/22–8/1/26	25	26
[3,4] Fannie Mae Pool		9.500%	5/1/16–2/1/25	3	3
	Freddie Mac Gold Pool	2.000%	8/1/28	1,634	1,590
[3,4] Freddie Mac Gold Pool		2.500%	6/1/28–2/1/43	39,241	39,070
	Freddie Mac Gold Pool	3.000%	1/1/27–7/1/43	76,901	76,239
3,4,5Freddie Mac Gold Pool		3.500%	8/1/25–4/1/44	87,508	88,911
3,4,5Freddie Mac Gold Pool		4.000%	7/1/18–4/1/44	87,467	91,179
3,4,5Freddie Mac Gold Pool		4.500%	9/1/15–4/1/44	68,375	72,943
3,4,5Freddie Mac Gold Pool		5.000%	4/1/17–4/1/44	46,024	50,024
3,4 Freddie Mac Gold Pool		5.500%	5/1/17–6/1/41	36,453	40,158
3,4,5Freddie Mac Gold Pool		6.000%	4/1/14–4/1/44	23,691	26,363
[3,4] Freddie Mac Gold Pool		6.500%	5/1/14–3/1/39	6,337	7,128
[3,4] Freddie Mac Gold Pool		7.000%	9/1/14–12/1/38	1,703	1,932
[3,4] Freddie Mac Gold Pool		7.500%	11/1/14–1/1/32	235	268
[3,4] Freddie Mac Gold Pool		8.000%	1/1/16–10/1/31	273	301
	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	25	28
	Freddie Mac Gold Pool	9.000%	10/1/21–4/1/30	20	21
	Freddie Mac Gold Pool	9.500%	4/1/16–4/1/25	2	4
	Freddie Mac Gold Pool	10.000%	3/1/17–4/1/25	3	3
[3,4] Freddie Mac Non Gold Pool		2.762%	2/1/42	424	446
[4,5] Ginnie Mae I Pool		3.000%	1/15/26–4/1/44	16,701	16,491
[4,5] Ginnie Mae I Pool		3.500%	11/15/25–4/1/44	18,773	19,247
	Ginnie Mae I Pool	4.000%	10/15/24–4/1/44	30,590	32,197
[4,5] Ginnie Mae I Pool		4.500%	8/15/18–4/1/44	42,868	46,343
[4,5] Ginnie Mae I Pool		5.000%	1/15/18–4/1/44	26,276	28,785
[4,5] Ginnie Mae I Pool		5.500%	3/15/15–4/1/44	13,626	15,159
4	Ginnie Mae I Pool	6.000%	6/15/14–12/15/40	9,126	10,232
4	Ginnie Mae I Pool	6.500%	9/15/14–8/15/39	2,705	2,986
	Ginnie Mae I Pool	7.000%	5/15/15–8/15/32	1,071	1,205
4	Ginnie Mae I Pool	7.500%	10/15/22–3/15/32	316	351
	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	223	246
4	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	27	30
	Ginnie Mae I Pool	9.000%	11/15/19–2/15/30	34	37

	Ginnie Mae I Pool	9.500%	8/15/20–1/15/25	2	2
	Ginnie Mae I Pool	10.000%	3/15/19	1	1
4	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	1,684	1,703
[4,5] Ginnie Mae II Pool		3.000%	2/20/27–4/1/44	65,161	64,361
4	Ginnie Mae II Pool	3.500%	9/20/25–4/1/44	108,315	110,755
4	Ginnie Mae II Pool	4.000%	9/20/25–4/1/44	74,442	78,296
4	Ginnie Mae II Pool	4.500%	11/20/35–4/1/44	67,273	72,702
[4,5] Ginnie Mae II Pool		5.000%	3/20/18–4/1/44	40,800	44,802
4	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	13,978	15,495
	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	6,710	7,536
	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	2,213	2,497
	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	362	410
					1,934,405
Nonconventional Mortgage-Backed Securities (0.3%)
3,4,6Fannie Mae Pool		1.438%	4/1/37	71	74
6	Fannie Mae Pool	1.961%	9/1/37	178	191
[3,4] Fannie Mae Pool		2.110%	3/1/43	813	816
[3,4] Fannie Mae Pool		2.196%	9/1/42	645	661
[3,4] Fannie Mae Pool		2.202%	6/1/43	863	855
[3,4] Fannie Mae Pool		2.205%	6/1/42	2,148	2,209
	Fannie Mae Pool	2.207%	12/1/41	512	533
6	Fannie Mae Pool	2.224%	8/1/37	160	169
6	Fannie Mae Pool	2.225%	12/1/33	68	71
6	Fannie Mae Pool	2.234%	11/1/36	291	310
[3,4] Fannie Mae Pool		2.243%	10/1/42	526	537
6	Fannie Mae Pool	2.248%	2/1/36	144	147
[3,4] Fannie Mae Pool		2.265%	7/1/43	965	947
6	Fannie Mae Pool	2.273%	9/1/34	83	88
6	Fannie Mae Pool	2.278%	8/1/35	229	245
6	Fannie Mae Pool	2.398%	1/1/37	259	280
[3,4] Fannie Mae Pool		2.404%	5/1/42	1,490	1,497
	Fannie Mae Pool	2.409%	7/1/42	801	816
6	Fannie Mae Pool	2.415%	6/1/36	5	6
6	Fannie Mae Pool	2.437%	1/1/35	257	277
[3,4] Fannie Mae Pool		2.444%	5/1/43	1,845	1,867
[3,4] Fannie Mae Pool		2.467%	10/1/42	968	987
	Fannie Mae Pool	2.514%	12/1/40	442	459
	Fannie Mae Pool	2.520%	10/1/40	300	315
3,4,6Fannie Mae Pool		2.560%	11/1/33	87	94
[3,4] Fannie Mae Pool		2.620%	12/1/41	460	476
	Fannie Mae Pool	2.621%	11/1/41	440	458
	Fannie Mae Pool	2.681%	1/1/42	491	510
6	Fannie Mae Pool	2.719%	11/1/34	138	145
3,4,5Fannie Mae Pool		2.760%	12/1/43	1,932	1,994
[3,4] Fannie Mae Pool		2.775%	3/1/42	897	917
[3,4] Fannie Mae Pool		2.782%	1/1/42	601	620
	Fannie Mae Pool	2.815%	11/1/41	423	438
	Fannie Mae Pool	2.827%	3/1/41	325	338
[3,4] Fannie Mae Pool		2.920%	5/1/42	312	328
	Fannie Mae Pool	2.922%	12/1/40	195	204
[3,4] Fannie Mae Pool		2.997%	3/1/42	585	615
[3,4] Fannie Mae Pool		3.014%	9/1/43	1,131	1,203
	Fannie Mae Pool	3.036%	3/1/41	465	487
	Fannie Mae Pool	3.084%	2/1/42	508	532
[3,4] Fannie Mae Pool		3.085%	2/1/41	356	371
[3,4] Fannie Mae Pool		3.128%	2/1/41	166	169
	Fannie Mae Pool	3.138%	2/1/41	202	211

	[3,4] Fannie Mae Pool	3.139%	2/1/42	1,960	2,085
	Fannie Mae Pool	3.162%	12/1/40	190	199
	Fannie Mae Pool	3.213%	9/1/40	140	147
	Fannie Mae Pool	3.224%	8/1/40	181	189
	[3,4] Fannie Mae Pool	3.236%	12/1/40	187	195
	Fannie Mae Pool	3.261%	10/1/40	205	212
	Fannie Mae Pool	3.262%	1/1/41	277	289
	Fannie Mae Pool	3.291%	5/1/41	450	472
	Fannie Mae Pool	3.293%	1/1/40	280	291
	[3,4] Fannie Mae Pool	3.296%	11/1/40	188	196
	[3,4] Fannie Mae Pool	3.306%	7/1/42	372	398
	[3,4] Fannie Mae Pool	3.333%	8/1/42	601	623
	Fannie Mae Pool	3.420%	5/1/40	112	117
	Fannie Mae Pool	3.427%	1/1/40	413	428
	[3,4] Fannie Mae Pool	3.432%	12/1/39	541	564
	[3,4] Fannie Mae Pool	3.483%	5/1/40	79	82
	Fannie Mae Pool	3.505%	10/1/39	122	127
	Fannie Mae Pool	3.531%	3/1/40	493	513
	[3,4] Fannie Mae Pool	3.543%	6/1/41	99	104
	Fannie Mae Pool	3.562%	7/1/41	564	579
	[3,4] Fannie Mae Pool	3.573%	11/1/39	72	75
	Fannie Mae Pool	3.580%	8/1/39	115	120
	Fannie Mae Pool	3.608%	4/1/41	284	296
	Fannie Mae Pool	3.666%	11/1/39	92	96
	Fannie Mae Pool	3.696%	5/1/40	855	891
	Fannie Mae Pool	3.743%	7/1/39	59	61
	[3,4] Fannie Mae Pool	3.744%	6/1/41	454	479
	[3,4] Fannie Mae Pool	3.816%	9/1/40	371	393
	Fannie Mae Pool	3.830%	2/1/40	564	588
6	Fannie Mae Pool	3.975%	10/1/38	208	220
	Fannie Mae Pool	4.221%	12/1/39	342	357
	3,4,6Fannie Mae Pool	5.134%	11/1/39	213	229
	[3,4] Fannie Mae Pool	5.177%	3/1/38	116	122
	Fannie Mae Pool	5.245%	7/1/36	85	89
	3,4,6Fannie Mae Pool	5.291%	8/1/39	430	462
	Fannie Mae Pool	5.637%	4/1/37	244	261
	Fannie Mae Pool	5.802%	12/1/37	217	235
3,4	Fannie Mae Pool	5.988%	7/1/37	31	33
	Fannie Mae Pool	6.142%	10/1/37	248	262
6	Freddie Mac Non Gold Pool	2.064%	1/1/37	212	225
	3,4,6Freddie Mac Non Gold Pool	2.171%	7/1/35	173	183
6	Freddie Mac Non Gold Pool	2.277%	12/1/36	71	74
	3,4,6Freddie Mac Non Gold Pool	2.291%	10/1/37	66	70
	3,4,6Freddie Mac Non Gold Pool	2.303%	3/1/37	29	31
	3,4,6Freddie Mac Non Gold Pool	2.320%	2/1/37	42	44
6	Freddie Mac Non Gold Pool	2.352%	1/1/35	23	25
	3,4,6Freddie Mac Non Gold Pool	2.357%	12/1/34	99	104
	3,4,6Freddie Mac Non Gold Pool	2.375%	11/1/34–5/1/36	184	194
	3,4,6Freddie Mac Non Gold Pool	2.380%	12/1/36	85	89
	3,4,6Freddie Mac Non Gold Pool	2.414%	12/1/35	124	131
	3,4,6Freddie Mac Non Gold Pool	2.539%	8/1/37	216	229
	[3,4] Freddie Mac Non Gold Pool	2.575%	2/1/42	286	299
	[3,4] Freddie Mac Non Gold Pool	2.615%	11/1/43	960	986
	[3,4] Freddie Mac Non Gold Pool	2.624%	12/1/40	192	196
	[3,4] Freddie Mac Non Gold Pool	2.694%	11/1/40	125	128
	[3,4] Freddie Mac Non Gold Pool	2.735%	12/1/40	453	463
	[3,4] Freddie Mac Non Gold Pool	2.746%	10/1/36	108	114

[3,4] Freddie Mac Non Gold Pool		2.784%	1/1/41	273	277
[3,4] Freddie Mac Non Gold Pool		2.880%	2/1/41	404	419
[3,4] Freddie Mac Non Gold Pool		2.929%	12/1/41	511	535
[3,4] Freddie Mac Non Gold Pool		2.953%	2/1/41	123	128
[3,4] Freddie Mac Non Gold Pool		3.082%	6/1/41	201	209
[3,4] Freddie Mac Non Gold Pool		3.089%	3/1/41	165	171
[3,4] Freddie Mac Non Gold Pool		3.153%	11/1/40	236	241
[3,4] Freddie Mac Non Gold Pool		3.238%	6/1/40	158	162
[3,4] Freddie Mac Non Gold Pool		3.357%	5/1/40	65	69
[3,4] Freddie Mac Non Gold Pool		3.419%	3/1/42	671	697
[3,4] Freddie Mac Non Gold Pool		3.445%	5/1/40	72	76
[3,4] Freddie Mac Non Gold Pool		3.450%	8/1/40	354	363
[3,4] Freddie Mac Non Gold Pool		3.539%	4/1/40	174	181
[3,4] Freddie Mac Non Gold Pool		3.556%	11/1/39	422	439
[3,4] Freddie Mac Non Gold Pool		3.584%	6/1/40	110	116
[3,4] Freddie Mac Non Gold Pool		3.625%	6/1/40	190	197
[3,4] Freddie Mac Non Gold Pool		3.630%	1/1/40	196	204
[3,4] Freddie Mac Non Gold Pool		3.675%	9/1/40	567	583
[3,4] Freddie Mac Non Gold Pool		4.028%	3/1/40	575	599
[3,4] Freddie Mac Non Gold Pool		4.507%	5/1/38	18	19
[3,4] Freddie Mac Non Gold Pool		4.743%	12/1/35	271	284
[3,4] Freddie Mac Non Gold Pool		5.237%	3/1/38	251	265
[3,4] Freddie Mac Non Gold Pool		5.365%	1/1/38	47	50
[3,4] Freddie Mac Non Gold Pool		5.476%	2/1/36	115	122
[3,4] Freddie Mac Non Gold Pool		5.752%	9/1/37	547	583
[3,4] Freddie Mac Non Gold Pool		5.780%	10/1/37	5	5
[3,4] Freddie Mac Non Gold Pool		5.863%	5/1/37	387	407
4	Ginnie Mae II Pool	2.000%	6/20/43	848	872
[4,6] Ginnie Mae II Pool		2.500%	10/20/39–1/20/42	5,355	5,580
[4,5] Ginnie Mae II Pool		3.000%	11/20/40–11/20/41	3,148	3,286
4	Ginnie Mae II Pool	3.500%	1/20/41–12/20/43	3,802	4,009
	Ginnie Mae II Pool	3.750%	1/20/40	433	442
[4,6] Ginnie Mae II Pool		4.000%	10/20/38–10/20/41	3,208	3,346
4	Ginnie Mae II Pool	5.000%	7/20/38	20	21
					66,088
Total U.S. Government and Agency Obligations (Cost $5,640,182)					5,655,334
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
4	AEP Texas Central Transition Funding II LLC
	2006-A	5.170%	1/1/18	207	229
4	Ally Auto Receivables Trust 2011-2	1.980%	4/15/16	306	308
4	Ally Auto Receivables Trust 2011-4	1.140%	6/15/16	354	356
4	Ally Auto Receivables Trust 2012-5	0.850%	1/16/18	365	363
4	Ally Auto Receivables Trust 2013-2	0.790%	1/15/18	150	150
4	Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	100	100
4	Ally Auto Receivables Trust 2014-SN1	0.750%	2/21/17	275	274
4	Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	175	174
4	AmeriCredit Automobile Receivables Trust
	2012-1	1.230%	9/8/16	71	71
4	AmeriCredit Automobile Receivables Trust
	2013-1	0.610%	10/10/17	108	108
4	AmeriCredit Automobile Receivables Trust
	2013-2	0.650%	12/8/17	74	74
4	AmeriCredit Automobile Receivables Trust
	2013-3	0.920%	4/9/18	203	203
4	AmeriCredit Automobile Receivables Trust
	2013-4	0.960%	4/9/18	80	80

4 AMERICREDIT AUTOMOBILE
RECEIVABLES TRUST 2014-1	0.900%	2/8/19	75	75
4 AMERICREDIT AUTOMOBILE
RECEIVABLES TRUST 2014-1	1.680%	7/8/19	50	50
4 Banc of America Commercial Mortgage Trust
2004-3	5.380%	6/10/39	50	50
4 Banc of America Commercial Mortgage Trust
2004-4	4.877%	7/10/42	415	417
4 Banc of America Commercial Mortgage Trust
2005-1	5.171%	11/10/42	120	120
4 Banc of America Commercial Mortgage Trust
2005-2	4.857%	7/10/43	164	169
4 Banc of America Commercial Mortgage Trust
2005-5	5.115%	10/10/45	810	848
4 Banc of America Commercial Mortgage Trust
2005-6	5.182%	9/10/47	245	261
4 Banc of America Commercial Mortgage Trust
2005-6	5.182%	9/10/47	260	274
4 Banc of America Commercial Mortgage Trust
2006-1	5.372%	9/10/45	763	812
4 Banc of America Commercial Mortgage Trust
2006-1	5.421%	9/10/45	50	54
4 Banc of America Commercial Mortgage Trust
2006-2	5.731%	5/10/45	945	1,021
4 Banc of America Commercial Mortgage Trust
2006-2	5.766%	5/10/45	160	170
4 Banc of America Commercial Mortgage Trust
2006-4	5.634%	7/10/46	1,780	1,925
4 Banc of America Commercial Mortgage Trust
2006-5	5.414%	9/10/47	905	976
4 Banc of America Commercial Mortgage Trust
2006-5	5.448%	9/10/47	200	215
4 Banc of America Commercial Mortgage Trust
2008-1	6.246%	2/10/51	1,400	1,591
4 Bear Stearns Commercial Mortgage
Securities Trust 2004-PWR6	4.825%	11/11/41	174	177
4 Bear Stearns Commercial Mortgage
Securities Trust 2004-PWR6	4.868%	11/11/41	100	102
4 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR10	5.405%	12/11/40	1,330	1,399
4 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR8	4.750%	6/11/41	200	205
4 Bear Stearns Commercial Mortgage
Securities Trust 2005-TOP18	4.933%	2/13/42	307	316
4 Bear Stearns Commercial Mortgage
Securities Trust 2005-TOP20	5.138%	10/12/42	400	421
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR11	5.440%	3/11/39	585	623
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR12	5.751%	9/11/38	275	300
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR13	5.582%	9/11/41	160	175
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.576%	4/12/38	565	605
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.576%	4/12/38	250	271

4 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP24	5.568%	10/12/41	425	467
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.664%	6/11/40	123	125
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.716%	6/11/40	535	599
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.694%	6/11/50	770	861
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.888%	6/11/50	735	832
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18	5.700%	6/11/50	1,050	1,179
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.471%	1/12/45	323	357
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	335	364
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.742%	9/11/42	1,945	2,179
4 Capital Auto Receivables Asset Trust 2013-1	0.790%	6/20/17	215	214
4 Capital Auto Receivables Asset Trust 2013-3	1.040%	11/21/16	230	230
4 Capital Auto Receivables Asset Trust 2013-3	1.310%	12/20/17	228	229
4 Capital Auto Receivables Asset Trust 2013-3	1.680%	4/20/18	135	135
4 Capital Auto Receivables Asset Trust 2013-4	1.090%	3/20/18	450	453
4 Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	300	298
4 Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	300	299
4 Capital Auto Receivables Asset Trust 2014-1	1.320%	6/20/18	495	495
4 Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	125	126
4 Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	95	95
4 Capital One Multi-asset Execution Trust 2006-
A3	5.050%	12/17/18	3,500	3,776
4 Capital One Multi-asset Execution Trust 2007-
A7	5.750%	7/15/20	550	627
4 CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	145	144
4 CarMax Auto Owner Trust 2013-2	0.640%	1/16/18	234	233
4 Carmax Auto Owner Trust 2013-2	0.840%	11/15/18	97	96
4 Carmax Auto Owner Trust 2013-3	0.970%	4/16/18	270	272
4 Carmax Auto Owner Trust 2013-3	1.490%	1/15/19	140	142
4 Carmax Auto Owner Trust 2013-4	0.800%	7/16/18	125	125
4 Carmax Auto Owner Trust 2013-4	1.280%	5/15/19	50	50
4 Carmax Auto Owner Trust 2014-1	0.790%	10/15/18	180	179
4 Carmax Auto Owner Trust 2014-1	1.320%	7/15/19	120	119
4 CD 2005-CD1 Commercial Mortgage Trust	5.216%	7/15/44	598	626
4 CD 2005-CD1 Commercial Mortgage Trust	5.216%	7/15/44	300	316
4 CD 2006-CD3 Mortgage Trust	5.617%	10/15/48	1,850	2,000
4 CD 2006-CD3 Mortgage Trust	5.648%	10/15/48	425	466
4 CD 2007-CD4 Commercial Mortgage Trust	5.322%	12/11/49	2,440	2,675
4 CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	1,758	1,964
4 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.170%	8/1/19	137	146
4 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	81	93
4 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	800	787
4 Chase Issuance Trust 2006-A2	5.160%	4/16/18	1,030	1,114
4 Chase Issuance Trust 2012-A3	0.790%	6/15/17	635	636
4 Chase Issuance Trust 2012-A5	0.590%	8/15/17	361	361
4 Chase Issuance Trust 2012-A7	2.160%	9/16/24	1,314	1,230

4 Chase Issuance Trust 2013-A8	1.010%	10/15/18	775	772
4 Chase Issuance Trust 2014-A1	1.150%	1/15/19	2,000	2,001
4 Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	899
4 Citibank Credit Card Issuance Trust 2003-A7	4.150%	7/7/17	611	638
4 Citibank Credit Card Issuance Trust 2005-A2	4.850%	3/10/17	300	311
4 Citibank Credit Card Issuance Trust 2005-A9	5.100%	11/20/17	803	860
4 Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	550	626
4 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	1,048	1,188
4 Citibank Credit Card Issuance Trust 2009-A4	4.900%	6/23/16	1,675	1,692
4 Citibank Credit Card Issuance Trust 2013-A10	0.730%	2/7/18	350	350
4 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	2,350	2,372
4 Citigroup Commercial Mortgage Trust 2005-
C3	4.830%	5/15/43	1,085	1,128
4 Citigroup Commercial Mortgage Trust 2006-
C4	5.783%	3/15/49	1,067	1,149
4 Citigroup Commercial Mortgage Trust 2006-
C4	5.783%	3/15/49	500	546
4 Citigroup Commercial Mortgage Trust 2006-
C5	5.431%	10/15/49	600	653
4 Citigroup Commercial Mortgage Trust 2006-
C5	5.462%	10/15/49	230	253
4 Citigroup Commercial Mortgage Trust 2007-
C6	5.694%	12/10/49	1,141	1,269
4 Citigroup Commercial Mortgage Trust 2008-
C7	6.133%	12/10/49	1,343	1,519
4 Citigroup Commercial Mortgage Trust 2012-
GC8	3.024%	9/10/45	600	583
4 Citigroup Commercial Mortgage Trust 2013-
GC11	3.093%	4/10/46	100	97
4 Citigroup Commercial Mortgage Trust 2013-
GC11	3.422%	4/10/46	100	97
4 Citigroup Commercial Mortgage Trust 2013-
GC15	3.161%	9/10/46	225	234
4 Citigroup Commercial Mortgage Trust 2013-
GC15	4.371%	9/10/46	225	240
4 Citigroup Commercial Mortgage Trust 2013-
GC15	4.649%	9/10/46	350	370
4 Citigroup Commercial Mortgage Trust 2013-
GC17	3.675%	11/10/46	75	78
4 Citigroup Commercial Mortgage Trust 2013-
GC17	4.131%	11/10/46	275	288
4 Citigroup Commercial Mortgage Trust 2013-
GC17	4.544%	11/10/46	100	105
4 Citigroup Commercial Mortgage Trust 2013-
GC17	5.095%	11/10/46	100	106
4 Citigroup Commercial Mortgage Trust 2014-
GC19	2.790%	3/10/47	129	132
4 Citigroup Commercial Mortgage Trust 2014-
GC19	3.552%	3/10/47	75	77
4 Citigroup Commercial Mortgage Trust 2014-
GC19	4.023%	3/10/47	125	129
4 Citigroup Commercial Mortgage Trust 2014-
GC19	4.345%	3/10/47	125	129
4 COBALT CMBS Commercial Mortgage Trust
2007-C2	5.484%	4/15/47	1,206	1,319
4 COBALT CMBS Commercial Mortgage Trust
2007-C3	5.771%	5/15/46	1,000	1,104

4	COMM 2005-C6 Mortgage Trust	5.116%	6/10/44	1,166	1,219
4	COMM 2006-C7 Mortgage Trust	5.768%	6/10/46	1,004	1,082
4	COMM 2006-C7 Mortgage Trust	5.793%	6/10/46	200	215
4	COMM 2007-C9 Mortgage Trust	5.799%	12/10/49	900	1,013
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	142
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	191
[4,7] COMM 2012-CCRE3 Mortgage Trust		3.416%	10/15/45	227	224
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	337
4	COMM 2013-CCRE11 Mortgage Trust	3.047%	10/10/46	200	207
4	COMM 2013-CCRE11 Mortgage Trust	3.660%	10/10/46	200	206
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	260	270
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	330	348
4	COMM 2013-CCRE11 Mortgage Trust	4.715%	10/10/46	200	214
4	COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	72	72
4	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	125	129
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	125	129
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	175	178
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	129
4	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	78
4	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	52
4	COMM 2013-CCRE13 Mortgage Trust	1.259%	10/10/46	67	67
4	COMM 2013-CCRE13 Mortgage Trust	3.039%	10/10/46	75	78
4	COMM 2013-CCRE13 Mortgage Trust	3.706%	10/10/46	50	52
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	10/10/46	450	472
4	COMM 2013-CCRE13 Mortgage Trust	4.449%	10/10/46	150	158
4	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	178
4	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	150	147
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	225
4	COMM 2013-CCRE9 Mortgage Trust	4.237%	7/10/45	365	388
4	COMM 2013-CCRE9 Mortgage Trust	4.210%	8/10/46	160	168
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	230	237
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	242
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	267
4	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	150
4	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	350	362
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	275	291
4	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	344
4	COMM 2014-CCRE14 Mortgage Trust	4.619%	2/10/47	175	183
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	327	335
4	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	113	116
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	217
4	COMM 2014-CCRE15 Mortgage Trust	4.719%	2/10/47	105	110
4	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	90	92
4	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	78	80
4	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	207
4	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	59
4	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	37
4	COMM MORTGAGE TRUST COMM_14-
	LC15	2.840%	4/10/47	125	128
4	COMM MORTGAGE TRUST COMM_14-
	LC15	4.006%	4/10/47	325	335
4	Commercial Mortgage Trust 2005-GG3	4.799%	8/10/42	1,775	1,803
4	Commercial Mortgage Trust 2005-GG3	4.859%	8/10/42	225	231
4	Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	1,788	1,889
4	Commercial Mortgage Trust 2005-GG5	5.277%	4/10/37	275	292
4	Commercial Mortgage Trust 2006-GG7	5.820%	7/10/38	279	302
4	Commercial Mortgage Trust 2007-GG9	5.475%	3/10/39	75	81

[4,7] Commercial Mortgages Lease-Backed
	Certificates Series 2001-CMLB-1	6.746%	6/20/31	283	295
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.466%	2/15/39	695	738
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.466%	2/15/39	400	430
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.466%	2/15/39	240	255
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.792%	6/15/38	225	245
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.792%	6/15/38	1,475	1,593
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.509%	9/15/39	175	189
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C5	5.311%	12/15/39	460	498
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.383%	2/15/40	668	722
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C3	5.678%	6/15/39	479	522
4	CSFB Commercial Mortgage Trust 2005-C1	5.014%	2/15/38	838	855
4	CSFB Commercial Mortgage Trust 2005-C1	5.075%	2/15/38	218	224
4	CSFB Commercial Mortgage Trust 2005-C4	5.190%	8/15/38	150	156
4	CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	80	85
4	CSFB Commercial Mortgage Trust 2005-C6	5.230%	12/15/40	160	167
4	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	860	977
4	Fifth Third Auto 2014-1	0.680%	4/16/18	275	275
4	Fifth Third Auto 2014-1	1.140%	10/15/20	175	174
4	Ford Credit Auto Lease Trust 2014-A	0.680%	4/15/17	175	175
4	Ford Credit Auto Lease Trust 2014-A	0.900%	6/15/17	75	75
4	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	125	125
4	Ford Credit Auto Owner Trust 2010-A	2.150%	6/15/15	75	76
4	Ford Credit Auto Owner Trust 2011-A	1.650%	5/15/16	69	70
4	Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	400	403
4	Ford Credit Auto Owner Trust 2012-B	0.720%	12/15/16	69	69
4	Ford Credit Auto Owner Trust 2013-A	0.550%	7/15/17	289	289
4	Ford Credit Auto Owner Trust 2013-B	0.570%	10/15/17	330	330
4	Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	170	170
4	Ford Credit Auto Owner Trust 2013-C	0.820%	12/15/17	249	249
4	Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	83	84
4	Ford Credit Auto Owner Trust 2013-D	0.670%	4/15/18	500	499
4	Ford Credit Auto Owner Trust 2013-D	1.110%	2/15/19	100	100
4	Ford Credit Auto Owner Trust 2014-A	0.790%	5/15/18	500	500
4	Ford Credit Auto Owner Trust 2014-A	1.290%	4/15/19	100	100
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-5	1.500%	9/15/18	350	353
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	1.200%	2/15/19	450	448
4	GE Capital Credit Card Master Note Trust
	Series 2012-7	1.760%	9/15/22	409	397
4	GE Commercial Mortgage Corp. Series 2005-
	C3 Trust	4.974%	7/10/45	315	329
4	GE Commercial Mortgage Corp. Series 2006-
	C1 Trust	5.278%	3/10/44	325	353
4	GE Commercial Mortgage Corp. Series 2006-
	C1 Trust	5.278%	3/10/44	942	1,000

4 GE Commercial Mortgage Corp. Series 2007-
C1 Trust	5.543%	12/10/49	850	926
4 GMAC Commercial Mortgage Securities Inc.
Series 2004-C3 Trust	4.864%	12/10/41	1,275	1,298
4 GMAC Commercial Mortgage Securities Inc.
Series 2005-C1 Trust	4.754%	5/10/43	275	285
4 GS Mortgage Securities Trust 2004-GG2	5.396%	8/10/38	461	464
4 GS Mortgage Securities Trust 2006-GG6	5.506%	4/10/38	22	22
4 GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	1,445	1,543
4 GS Mortgage Securities Trust 2006-GG6	5.610%	4/10/38	250	270
4 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	150
4 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	750	761
4 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	440	443
4 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	325	309
4 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	246	236
4 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	92	89
4 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	267
4 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	114
4 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	191	198
4 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	135	141
4 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	711
4 GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	210	217
4 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	100	105
4 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	132
4 GS Mortgage Securities Trust 2014-GC18	1.298%	1/10/47	488	487
4 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	825	859
4 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	286
4 Honda Auto Receivables 2011-1 Owner Trust	1.800%	4/17/17	92	92
4 Honda Auto Receivables 2012-4 Owner Trust	0.660%	12/18/18	325	324
4 Honda Auto Receivables 2013-1 Owner Trust	0.480%	11/21/16	359	359
4 Honda Auto Receivables 2013-1 Owner Trust	0.620%	3/21/19	287	286
4 Honda Auto Receivables 2013-2 Owner Trust	0.530%	2/16/17	111	111
4 Honda Auto Receivables 2013-2 Owner Trust	0.660%	6/17/19	111	110
4 Honda Auto Receivables 2013-4 Owner Trust	0.690%	9/18/17	150	150
4 Honda Auto Receivables 2013-4 Owner Trust	1.040%	2/18/20	150	151
4 Honda Auto Receivables 2014-1 Owner Trust	0.670%	11/21/17	270	269
4 Honda Auto Receivables 2014-1 Owner Trust	1.040%	2/21/20	135	134
4 Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	200	200
4 Hyundai Auto Receivables Trust 2013-A	0.560%	7/17/17	185	185
4 Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	308	308
4 Hyundai Auto Receivables Trust 2013-B	0.710%	9/15/17	325	325
4 Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	175	175
4 Hyundai Auto Receivables Trust 2013-C	1.010%	2/15/18	190	191
4 Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	320	323
4 Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	201	202
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC10	4.654%	1/12/37	95	95
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC8	4.404%	1/12/39	12	12
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC9	5.632%	6/12/41	994	1,001
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC11	5.390%	8/12/37	144	149
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC13	5.281%	1/12/43	125	133
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP2	4.780%	7/15/42	346	360

4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP4	4.918%	10/15/42	947	989
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.240%	12/15/44	438	461
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.282%	12/15/44	175	188
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.361%	12/15/44	70	74
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC14	5.453%	12/12/44	150	161
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC16	5.593%	5/12/45	569	623
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP6	5.475%	4/15/43	336	361
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.845%	4/15/45	1,770	1,913
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.845%	4/15/45	180	198
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP8	5.440%	5/15/45	225	247
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC18	5.440%	6/12/47	880	965
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.794%	2/12/51	1,515	1,687
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.904%	2/12/51	295	336
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP11	5.815%	6/15/49	575	637
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP12	5.882%	2/15/51	1,675	1,869
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	550	553
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	1,735	1,667
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	433	440
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	146	143
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	109	107
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	150	156
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	200	206
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	300	315
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	150	159
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.944%	12/15/46	150	159
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	173	166
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	122	124
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.027%	7/15/45	81	84

4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	240	251
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	790	828
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	220	231
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	1.233%	11/15/45	145	145
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	680	701
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	65	67
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	435	454
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	275	287
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.003%	1/15/47	250	259
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	188	194
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	625	654
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	125	132
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.888%	1/15/47	188	195
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	474	490
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	93	96
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.809%	2/15/47	113	118
4 LB-UBS Commercial Mortgage Trust 2004-C7	4.786%	10/15/29	1,181	1,194
4 LB-UBS Commercial Mortgage Trust 2005-C1	4.742%	2/15/30	469	478
4 LB-UBS Commercial Mortgage Trust 2005-C2	5.150%	4/15/30	665	688
4 LB-UBS Commercial Mortgage Trust 2005-C5	5.057%	9/15/40	75	78
4 LB-UBS Commercial Mortgage Trust 2005-C7	5.197%	11/15/30	2,310	2,411
4 LB-UBS Commercial Mortgage Trust 2006-C1	5.217%	2/15/31	303	323
4 LB-UBS Commercial Mortgage Trust 2006-C3	5.661%	3/15/39	2,212	2,364
4 LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	965	1,051
4 LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	250	277
4 LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	300	326
4 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	180	195
4 LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	757	830
4 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	1,158	1,271
4 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	857	959
4 LB-UBS Commercial Mortgage Trust 2008-C1	6.139%	4/15/41	1,225	1,397
4 LB-UBS Commercial Mortgage Trust 2008-C1	6.139%	4/15/41	260	298
4 Mercedes-Benz Auto Lease Trust 2013-B	0.760%	7/15/19	100	99
4 Mercedes-Benz Auto Receivables Trust 2013-
1	0.780%	8/15/17	83	83
4 Mercedes-Benz Auto Receivables Trust 2013-
1	1.130%	11/15/19	83	83
4 Merrill Lynch Mortgage Trust 2005-CIP1	5.107%	7/12/38	140	147
4 Merrill Lynch Mortgage Trust 2005-LC1	5.291%	1/12/44	1,846	1,968
4 Merrill Lynch Mortgage Trust 2005-MCP1	4.747%	6/12/43	1,010	1,037
4 Merrill Lynch Mortgage Trust 2006-C1	5.657%	5/12/39	1,735	1,868

4 Merrill Lynch Mortgage Trust 2006-C1	5.657%	5/12/39	100	109
4 Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	245	268
4 Merrill Lynch Mortgage Trust 2007-C1	5.841%	6/12/50	1,795	1,981
4 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	1,328	1,483
4 ML-CFC Commercial Mortgage Trust 2006-2	5.868%	6/12/46	900	976
4 ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	160	173
4 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	275	300
4 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	1,667	1,804
4 ML-CFC Commercial Mortgage Trust 2007-9	5.590%	9/12/49	93	93
4 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	517	575
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	175	172
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C10	4.083%	7/15/46	2,000	2,076
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.219%	8/15/46	240	253
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.419%	8/15/46	120	126
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	3.001%	10/15/46	320	331
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	4.259%	10/15/46	320	338
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	2.936%	11/15/46	150	154
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.039%	11/15/46	300	309
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.745%	11/15/46	150	158
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	179	171
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	36	35
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.134%	12/15/48	225	218
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.376%	12/15/48	100	97
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	150	145
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.456%	5/15/46	125	122
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	1.250%	2/15/47	148	148
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	2.916%	2/15/47	175	179
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	3.669%	2/15/47	375	388
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.064%	2/15/47	375	388
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.646%	2/15/47	150	157
4 Morgan Stanley Capital I Trust 2004-HQ4	4.970%	4/14/40	466	470
4 Morgan Stanley Capital I Trust 2004-IQ8	5.110%	6/15/40	381	384
4 Morgan Stanley Capital I Trust 2004-TOP15	5.270%	6/13/41	236	237
4 Morgan Stanley Capital I Trust 2005-HQ5	5.168%	1/14/42	280	287
4 Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	1,715	1,772
4 Morgan Stanley Capital I Trust 2005-HQ6	5.073%	8/13/42	180	187
4 Morgan Stanley Capital I Trust 2005-HQ7	5.208%	11/14/42	890	933

4 Morgan Stanley Capital I Trust 2005-IQ10	5.230%	9/15/42	1,314	1,373
4 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	170	175
4 Morgan Stanley Capital I Trust 2005-TOP17	4.780%	12/13/41	197	201
4 Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	65	66
4 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	430	444
4 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	1,881	2,048
4 Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	375	414
4 Morgan Stanley Capital I Trust 2006-HQ8	5.418%	3/12/44	1,069	1,138
4 Morgan Stanley Capital I Trust 2006-HQ8	5.467%	3/12/44	375	403
4 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	250	274
4 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	225	242
4 Morgan Stanley Capital I Trust 2006-IQ11	5.644%	10/15/42	733	778
4 Morgan Stanley Capital I Trust 2006-IQ11	5.648%	10/15/42	30	32
4 Morgan Stanley Capital I Trust 2006-IQ11	5.648%	10/15/42	200	209
4 Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	662	720
4 Morgan Stanley Capital I Trust 2006-TOP21	5.204%	10/12/52	550	591
4 Morgan Stanley Capital I Trust 2006-TOP23	5.811%	8/12/41	110	120
4 Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	47	49
4 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	1,385	1,525
4 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	1,466	1,634
4 Morgan Stanley Capital I Trust 2007-IQ16	6.085%	12/12/49	225	255
4 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	340	371
4 Morgan Stanley Capital I Trust 2007-TOP27	5.648%	6/11/42	1,195	1,337
4 Morgan Stanley Capital I Trust 2007-TOP27	5.648%	6/11/42	300	334
4 Morgan Stanley Capital I Trust 2008-TOP29	6.281%	1/11/43	635	730
4 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	650
4 Nissan Auto Receivables 2012-B Owner Trust	0.660%	12/17/18	295	294
4 Nissan Auto Receivables 2013-A Owner Trust	0.500%	5/15/17	322	322
4 Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	675	673
4 Nissan Auto Receivables 2013-B Owner Trust	0.840%	11/15/17	165	165
4 Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	120	120
4 Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	300	299
4 Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	225	225
4 Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	175	175
4 Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	200	200
7 Northern Rock Asset Management plc	5.625%	6/22/17	500	560
4 PSE&G Transition Funding LLC Series 2001-
1	6.890%	12/15/17	2,500	2,669
7 Royal Bank of Canada	3.125%	4/14/15	425	437
4 Royal Bank of Canada	0.625%	12/5/16	500	501
4 Royal Bank of Canada	1.200%	9/19/18	850	843
4 Royal Bank of Canada	2.000%	10/1/19	2,000	2,003
4 Santander Drive Auto Receivables Trust
2013-1	0.620%	6/15/17	287	287
4 Santander Drive Auto Receivables Trust
2013-2	0.700%	9/15/17	364	364
4 Santander Drive Auto Receivables Trust
2013-3	0.700%	10/16/17	195	195
4 Santander Drive Auto Receivables Trust
2013-4	1.110%	12/15/17	150	151
4 Santander Drive Auto Receivables Trust
2013-4	0.870%	1/16/18	300	300
4 Santander Drive Auto Receivables Trust
2013-4	1.590%	10/15/18	300	300
4 TIAA Seasoned Commercial Mortgage Trust
2007-C4	5.551%	8/15/39	160	169
4 Toyota Auto Receivables 2012-A Owner Trust	0.990%	8/15/17	633	636

4 Toyota Auto Receivables 2013-A Owner Trust	0.550%	1/17/17	70	70
4 Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	145	145
4 Toyota Auto Receivables 2014-A Owner Trust	0.670%	12/15/17	325	325
4 Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	100	100
4 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	290	285
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	175	172
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	75	73
4 USAA Auto Owner Trust 2014-1	0.580%	12/15/17	150	150
4 USAA Auto Owner Trust 2014-1	0.940%	5/15/19	75	75
4 Volkswagen Auto Lease Trust	0.800%	4/20/17	120	119
4 Volkswagen Auto Lease Trust	0.990%	7/20/18	120	119
4 Volkswagen Auto Loan Enhanced Trust 2012-
1	1.150%	7/20/18	724	726
4 Volkswagen Auto Loan Enhanced Trust 2013-
2	0.700%	4/20/18	150	150
4 Volkswagen Auto Loan Enhanced Trust 2013-
2	1.160%	3/20/20	75	74
4 Wachovia Bank Commercial Mortgage Trust
Series 2004-C12	5.398%	7/15/41	233	235
4 Wachovia Bank Commercial Mortgage Trust
Series 2004-C15	4.803%	10/15/41	1,150	1,168
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C17	5.083%	3/15/42	393	405
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C17	5.224%	3/15/42	125	129
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.699%	5/15/44	1,003	1,039
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.750%	5/15/44	65	68
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.793%	5/15/44	150	156
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C20	5.118%	7/15/42	683	712
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.240%	10/15/44	874	918
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.240%	10/15/44	60	63
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.289%	12/15/44	1,550	1,635
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.339%	12/15/44	50	53
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C25	5.722%	5/15/43	790	846
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C26	5.962%	6/15/45	121	133
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C27	5.765%	7/15/45	793	851
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C29	5.339%	11/15/48	375	408
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	225	218
4 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	450	457
4 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	302
4 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	258

4 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	171
4 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	365	351
4 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	251	244
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	109	107
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	52	51
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	222	213
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	44	43
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	400	394
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	200	194
4 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	160	167
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	650	681
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	160	166
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.223%	9/15/46	290	304
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	180	190
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	180	192
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	290	310
4 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	100	103
4 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	100	103
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	100	104
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	100	103
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	100	104
4 WFRBS Commercial Mortgage Trust 2013-
C18	3.027%	12/15/46	100	104
4 WFRBS Commercial Mortgage Trust 2013-
C18	3.651%	12/15/46	200	206
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	1,436	1,500
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.387%	12/15/46	50	52
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.676%	12/15/46	75	78
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	2.927%	3/15/46	250	258
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	3.591%	3/15/46	150	154
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.079%	3/15/46	175	182

4 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.634%	3/15/46	50	52
4 WFRBS Commercial Mortgage Trust 2014-
C19	1.233%	3/15/47	75	75
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	50	51
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	75	77
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	175	180
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	50	51
4 WFRBS Commercial Mortgage Trust 2014-
LC14	1.193%	3/15/47	236	236
4 WFRBS Commercial Mortgage Trust 2014-
LC14	2.862%	3/15/47	120	123
4 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	300	307
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	725	750
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	300	311
4 World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	200	200
4 World Omni Auto Receivables Trust 2013-B	0.830%	8/15/18	150	149
4 World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	75	75
4 World Omni Automobile Lease Securitization
Trust 2013-A	1.100%	12/15/16	210	211
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $212,295)				222,277
Corporate Bonds (10.1%)
Finance (3.2%)
Banking (2.1%)
Abbey National Treasury Services plc	4.000%	4/27/16	665	706
Abbey National Treasury Services plc	1.375%	3/13/17	800	800
Abbey National Treasury Services plc	3.050%	8/23/18	525	541
Abbey National Treasury Services plc	4.000%	3/13/24	700	707
American Express Bank FSB	6.000%	9/13/17	225	258
American Express Centurion Bank	5.950%	6/12/17	75	85
American Express Centurion Bank	6.000%	9/13/17	1,750	2,009
American Express Co.	5.500%	9/12/16	350	388
American Express Co.	6.150%	8/28/17	535	616
American Express Co.	7.000%	3/19/18	2,200	2,617
American Express Co.	2.650%	12/2/22	1,472	1,399
American Express Co.	4.050%	12/3/42	121	112
4 American Express Co.	6.800%	9/1/66	450	486
American Express Credit Corp.	2.750%	9/15/15	985	1,015
American Express Credit Corp.	1.300%	7/29/16	275	277
American Express Credit Corp.	2.800%	9/19/16	425	444
American Express Credit Corp.	2.375%	3/24/17	825	854
American Express Credit Corp.	2.125%	7/27/18	550	553
American Express Credit Corp.	2.125%	3/18/19	2,200	2,192
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	475	477
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	250	253
Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	1,650	1,610
Bancolombia SA	4.250%	1/12/16	1,125	1,173
Bank of America Corp.	4.500%	4/1/15	1,180	1,224
Bank of America Corp.	3.700%	9/1/15	1,030	1,071
Bank of America Corp.	1.500%	10/9/15	900	908

Bank of America Corp.	5.250%	12/1/15	275	293
Bank of America Corp.	1.250%	1/11/16	700	704
Bank of America Corp.	3.625%	3/17/16	275	289
Bank of America Corp.	3.750%	7/12/16	1,030	1,090
Bank of America Corp.	6.500%	8/1/16	1,370	1,534
Bank of America Corp.	5.750%	8/15/16	275	302
Bank of America Corp.	7.800%	9/15/16	300	344
Bank of America Corp.	5.625%	10/14/16	1,525	1,686
Bank of America Corp.	1.350%	11/21/16	400	401
Bank of America Corp.	5.420%	3/15/17	775	854
Bank of America Corp.	3.875%	3/22/17	1,750	1,867
Bank of America Corp.	6.000%	9/1/17	250	284
Bank of America Corp.	5.750%	12/1/17	895	1,012
Bank of America Corp.	2.000%	1/11/18	2,650	2,643
Bank of America Corp.	5.650%	5/1/18	6,450	7,301
Bank of America Corp.	2.600%	1/15/19	5,900	5,922
Bank of America Corp.	5.490%	3/15/19	200	222
Bank of America Corp.	2.650%	4/1/19	2,450	2,456
Bank of America Corp.	7.625%	6/1/19	605	743
Bank of America Corp.	5.625%	7/1/20	1,460	1,663
Bank of America Corp.	5.875%	1/5/21	145	168
Bank of America Corp.	5.000%	5/13/21	205	226
Bank of America Corp.	5.700%	1/24/22	500	571
Bank of America Corp.	3.300%	1/11/23	2,400	2,311
Bank of America Corp.	4.125%	1/22/24	1,400	1,415
Bank of America Corp.	4.000%	4/1/24	850	848
Bank of America Corp.	5.875%	2/7/42	1,150	1,326
Bank of America Corp.	5.000%	1/21/44	2,200	2,239
Bank of America Corp.	4.875%	4/1/44	550	553
Bank of America NA	1.125%	11/14/16	825	823
Bank of America NA	5.300%	3/15/17	1,675	1,844
Bank of America NA	6.100%	6/15/17	350	394
Bank of America NA	6.000%	10/15/36	350	419
Bank of Montreal	0.800%	11/6/15	425	427
Bank of Montreal	1.300%	7/15/16	700	707
Bank of Montreal	2.500%	1/11/17	1,425	1,476
Bank of Montreal	1.450%	4/9/18	500	492
Bank of Montreal	2.375%	1/25/19	575	579
Bank of Montreal	2.550%	11/6/22	450	425
Bank of New York Mellon Corp.	0.700%	10/23/15	200	201
Bank of New York Mellon Corp.	2.500%	1/15/16	450	465
Bank of New York Mellon Corp.	2.300%	7/28/16	486	503
Bank of New York Mellon Corp.	2.400%	1/17/17	1,850	1,912
Bank of New York Mellon Corp.	1.969%	6/20/17	200	204
Bank of New York Mellon Corp.	1.300%	1/25/18	1,100	1,080
Bank of New York Mellon Corp.	2.100%	1/15/19	325	323
Bank of New York Mellon Corp.	2.200%	3/4/19	225	225
Bank of New York Mellon Corp.	5.450%	5/15/19	350	400
Bank of New York Mellon Corp.	4.600%	1/15/20	400	439
Bank of New York Mellon Corp.	3.550%	9/23/21	625	649
Bank of New York Mellon Corp.	3.650%	2/4/24	150	151
Bank of Nova Scotia	2.050%	10/7/15	125	128
Bank of Nova Scotia	0.750%	10/9/15	1,450	1,456
Bank of Nova Scotia	2.900%	3/29/16	105	110
Bank of Nova Scotia	1.375%	7/15/16	1,275	1,290
Bank of Nova Scotia	1.100%	12/13/16	1,100	1,104
Bank of Nova Scotia	2.550%	1/12/17	875	906

Bank of Nova Scotia	1.375%	12/18/17	275	273
Bank of Nova Scotia	1.450%	4/25/18	1,625	1,594
Bank of Nova Scotia	2.050%	10/30/18	450	448
Bank of Nova Scotia	4.375%	1/13/21	105	115
Bank One Corp.	4.900%	4/30/15	475	496
Barclays Bank plc	2.750%	2/23/15	125	127
Barclays Bank plc	3.900%	4/7/15	105	108
Barclays Bank plc	5.000%	9/22/16	385	422
Barclays Bank plc	6.750%	5/22/19	1,385	1,663
Barclays Bank plc	5.125%	1/8/20	1,260	1,411
Barclays Bank plc	5.140%	10/14/20	105	112
BB&T Corp.	5.200%	12/23/15	205	220
BB&T Corp.	3.200%	3/15/16	185	193
BB&T Corp.	3.950%	4/29/16	1,250	1,328
BB&T Corp.	2.150%	3/22/17	450	460
BB&T Corp.	1.450%	1/12/18	550	543
BB&T Corp.	2.050%	6/19/18	350	350
BB&T Corp.	2.250%	2/1/19	200	200
BB&T Corp.	6.850%	4/30/19	275	332
BBVA US Senior SAU	4.664%	10/9/15	1,225	1,287
Bear Stearns Cos. LLC	5.700%	11/15/14	2,525	2,607
Bear Stearns Cos. LLC	5.300%	10/30/15	985	1,054
Bear Stearns Cos. LLC	6.400%	10/2/17	1,300	1,500
Bear Stearns Cos. LLC	7.250%	2/1/18	1,085	1,293
BNP Paribas SA	3.600%	2/23/16	855	898
BNP Paribas SA	1.250%	12/12/16	1,650	1,650
BNP Paribas SA	2.375%	9/14/17	775	793
BNP Paribas SA	2.700%	8/20/18	150	153
BNP Paribas SA	2.400%	12/12/18	875	875
BNP Paribas SA	2.450%	3/17/19	1,200	1,202
BNP Paribas SA	5.000%	1/15/21	2,810	3,121
BNP Paribas SA	3.250%	3/3/23	1,675	1,628
BPCE SA	1.625%	2/10/17	750	753
BPCE SA	2.500%	12/10/18	650	653
Branch Banking & Trust Co.	5.625%	9/15/16	350	387
Branch Banking & Trust Co.	1.450%	10/3/16	200	203
Branch Banking & Trust Co.	1.050%	12/1/16	1,475	1,477
Canadian Imperial Bank of Commerce	0.900%	10/1/15	350	353
Canadian Imperial Bank of Commerce	2.350%	12/11/15	95	98
Canadian Imperial Bank of Commerce	1.350%	7/18/16	850	859
Capital One Bank USA NA	1.150%	11/21/16	250	250
Capital One Bank USA NA	2.150%	11/21/18	300	298
Capital One Bank USA NA	8.800%	7/15/19	625	801
Capital One Bank USA NA	3.375%	2/15/23	1,140	1,101
Capital One Financial Corp.	5.500%	6/1/15	225	237
Capital One Financial Corp.	3.150%	7/15/16	805	844
Capital One Financial Corp.	6.150%	9/1/16	175	195
Capital One Financial Corp.	5.250%	2/21/17	50	55
Capital One Financial Corp.	6.750%	9/15/17	130	152
Capital One Financial Corp.	4.750%	7/15/21	280	307
Capital One Financial Corp.	3.500%	6/15/23	82	81
Capital One NA	1.500%	3/22/18	600	587
[4,7] Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	2,018
Citigroup Inc.	4.750%	5/19/15	226	236
Citigroup Inc.	4.700%	5/29/15	475	496
Citigroup Inc.	4.587%	12/15/15	810	860
Citigroup Inc.	5.300%	1/7/16	275	295

Citigroup Inc.	1.250%	1/15/16	1,500	1,506
Citigroup Inc.	3.953%	6/15/16	435	461
Citigroup Inc.	5.850%	8/2/16	185	205
Citigroup Inc.	1.300%	11/15/16	3,600	3,601
Citigroup Inc.	4.450%	1/10/17	1,800	1,941
Citigroup Inc.	5.500%	2/15/17	115	127
Citigroup Inc.	6.125%	11/21/17	3,490	3,994
Citigroup Inc.	6.125%	5/15/18	3,526	4,055
Citigroup Inc.	2.500%	9/26/18	1,825	1,837
Citigroup Inc.	8.500%	5/22/19	2,525	3,215
Citigroup Inc.	5.375%	8/9/20	1,195	1,346
Citigroup Inc.	4.050%	7/30/22	125	125
Citigroup Inc.	3.500%	5/15/23	475	448
Citigroup Inc.	3.875%	10/25/23	1,000	992
Citigroup Inc.	5.500%	9/13/25	1,125	1,196
Citigroup Inc.	6.625%	1/15/28	800	939
Citigroup Inc.	5.875%	2/22/33	520	551
Citigroup Inc.	6.000%	10/31/33	425	458
Citigroup Inc.	5.850%	12/11/34	167	190
Citigroup Inc.	6.125%	8/25/36	1,565	1,712
Citigroup Inc.	5.875%	5/29/37	175	200
Citigroup Inc.	6.875%	3/5/38	1,742	2,239
Citigroup Inc.	8.125%	7/15/39	1,125	1,612
Citigroup Inc.	5.875%	1/30/42	125	143
Comerica Bank	5.200%	8/22/17	300	333
Comerica Inc.	3.000%	9/16/15	375	388
Commonwealth Bank of Australia	1.950%	3/16/15	800	812
Commonwealth Bank of Australia	1.250%	9/18/15	800	808
Commonwealth Bank of Australia	1.900%	9/18/17	250	253
Commonwealth Bank of Australia	2.500%	9/20/18	900	914
Commonwealth Bank of Australia	2.250%	3/13/19	225	224
Compass Bank	6.400%	10/1/17	150	165
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	420	430
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	1,175	1,246
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	1,025	1,017
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	1,000	997
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	1,560	1,690
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	1,225	1,267
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.950%	11/9/22	1,975	1,965
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.625%	12/1/23	1,675	1,721
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	135	146
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.750%	12/1/43	700	763
Credit Suisse	6.000%	2/15/18	975	1,115
Credit Suisse	5.300%	8/13/19	475	539
Credit Suisse	5.400%	1/14/20	200	222
Credit Suisse	4.375%	8/5/20	865	934
Credit Suisse USA Inc.	5.375%	3/2/16	120	130

Credit Suisse USA Inc.	5.850%	8/16/16	500	556
Credit Suisse USA Inc.	7.125%	7/15/32	465	630
Deutsche Bank AG	3.250%	1/11/16	805	839
Deutsche Bank AG	1.400%	2/13/17	200	200
Deutsche Bank AG	6.000%	9/1/17	2,360	2,689
Deutsche Bank AG	2.500%	2/13/19	125	125
4 Deutsche Bank AG	4.296%	5/24/28	850	803
Discover Bank	2.000%	2/21/18	1,100	1,096
Discover Bank	7.000%	4/15/20	250	295
Discover Bank	4.250%	3/13/26	1,125	1,125
Discover Financial Services	3.850%	11/21/22	225	221
Fifth Third Bancorp	3.500%	3/15/22	825	825
Fifth Third Bancorp	4.300%	1/16/24	975	986
Fifth Third Bancorp	8.250%	3/1/38	910	1,277
Fifth Third Bank	0.900%	2/26/16	300	301
Fifth Third Bank	1.150%	11/18/16	250	251
First Horizon National Corp.	5.375%	12/15/15	1,050	1,118
First Niagara Financial Group Inc.	6.750%	3/19/20	75	86
First Niagara Financial Group Inc.	7.250%	12/15/21	140	160
FirstMerit Corp.	4.350%	2/4/23	125	128
Goldman Sachs Capital I	6.345%	2/15/34	1,400	1,445
Goldman Sachs Group Inc.	3.300%	5/3/15	575	591
Goldman Sachs Group Inc.	3.700%	8/1/15	390	405
Goldman Sachs Group Inc.	1.600%	11/23/15	400	404
Goldman Sachs Group Inc.	5.350%	1/15/16	200	215
Goldman Sachs Group Inc.	3.625%	2/7/16	8,515	8,916
Goldman Sachs Group Inc.	5.750%	10/1/16	520	577
Goldman Sachs Group Inc.	5.625%	1/15/17	830	916
Goldman Sachs Group Inc.	6.250%	9/1/17	645	736
Goldman Sachs Group Inc.	5.950%	1/18/18	2,285	2,592
Goldman Sachs Group Inc.	2.375%	1/22/18	1,225	1,233
Goldman Sachs Group Inc.	6.150%	4/1/18	100	114
Goldman Sachs Group Inc.	2.900%	7/19/18	3,450	3,519
Goldman Sachs Group Inc.	2.625%	1/31/19	2,000	1,994
Goldman Sachs Group Inc.	7.500%	2/15/19	1,420	1,718
Goldman Sachs Group Inc.	5.375%	3/15/20	1,195	1,335
Goldman Sachs Group Inc.	6.000%	6/15/20	1,615	1,857
Goldman Sachs Group Inc.	5.250%	7/27/21	1,675	1,857
Goldman Sachs Group Inc.	5.750%	1/24/22	3,925	4,451
Goldman Sachs Group Inc.	3.625%	1/22/23	1,000	985
Goldman Sachs Group Inc.	4.000%	3/3/24	400	398
Goldman Sachs Group Inc.	5.950%	1/15/27	1,480	1,604
Goldman Sachs Group Inc.	6.125%	2/15/33	1,320	1,534
Goldman Sachs Group Inc.	6.450%	5/1/36	1,125	1,238
Goldman Sachs Group Inc.	6.750%	10/1/37	2,045	2,340
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,475
HSBC Bank USA NA	4.875%	8/24/20	950	1,031
HSBC Bank USA NA	5.875%	11/1/34	675	765
HSBC Bank USA NA	5.625%	8/15/35	625	688
HSBC Bank USA NA	7.000%	1/15/39	300	387
HSBC Holdings plc	5.100%	4/5/21	1,310	1,467
HSBC Holdings plc	4.875%	1/14/22	225	246
HSBC Holdings plc	4.000%	3/30/22	700	727
HSBC Holdings plc	4.250%	3/14/24	1,000	998
HSBC Holdings plc	7.625%	5/17/32	400	515
HSBC Holdings plc	7.350%	11/27/32	400	507
HSBC Holdings plc	6.500%	5/2/36	385	453

HSBC Holdings plc	6.500%	9/15/37	1,885	2,233
HSBC Holdings plc	6.800%	6/1/38	825	1,011
HSBC Holdings plc	6.100%	1/14/42	200	243
HSBC Holdings plc	5.250%	3/14/44	500	503
HSBC USA Inc.	1.625%	1/16/18	1,925	1,912
HSBC USA Inc.	2.625%	9/24/18	850	870
HSBC USA Inc.	5.000%	9/27/20	145	158
Huntington Bancshares Inc.	2.600%	8/2/18	175	176
Huntington Bancshares Inc.	7.000%	12/15/20	450	534
Huntington National Bank	1.300%	11/20/16	300	301
Intesa Sanpaolo SPA	3.125%	1/15/16	825	844
Intesa Sanpaolo SPA	2.375%	1/13/17	1,000	1,003
Intesa Sanpaolo SPA	3.875%	1/16/18	525	543
Intesa Sanpaolo SPA	3.875%	1/15/19	3,125	3,182
Intesa Sanpaolo SPA	5.250%	1/12/24	625	644
JPMorgan Chase & Co.	3.400%	6/24/15	1,615	1,669
JPMorgan Chase & Co.	5.150%	10/1/15	1,230	1,307
JPMorgan Chase & Co.	1.100%	10/15/15	1,925	1,934
JPMorgan Chase & Co.	1.125%	2/26/16	2,000	2,010
JPMorgan Chase & Co.	3.450%	3/1/16	725	759
JPMorgan Chase & Co.	3.150%	7/5/16	1,055	1,104
JPMorgan Chase & Co.	2.000%	8/15/17	1,550	1,568
JPMorgan Chase & Co.	6.000%	1/15/18	4,240	4,862
JPMorgan Chase & Co.	1.800%	1/25/18	125	125
JPMorgan Chase & Co.	1.625%	5/15/18	1,375	1,351
JPMorgan Chase & Co.	2.350%	1/28/19	2,150	2,152
JPMorgan Chase & Co.	6.300%	4/23/19	2,285	2,682
JPMorgan Chase & Co.	4.400%	7/22/20	905	975
JPMorgan Chase & Co.	4.250%	10/15/20	175	187
JPMorgan Chase & Co.	4.625%	5/10/21	835	912
JPMorgan Chase & Co.	4.350%	8/15/21	2,655	2,852
JPMorgan Chase & Co.	4.500%	1/24/22	725	782
JPMorgan Chase & Co.	3.250%	9/23/22	1,800	1,773
JPMorgan Chase & Co.	3.200%	1/25/23	1,625	1,575
JPMorgan Chase & Co.	3.375%	5/1/23	3,325	3,148
JPMorgan Chase & Co.	3.875%	2/1/24	1,575	1,586
JPMorgan Chase & Co.	6.400%	5/15/38	1,910	2,367
JPMorgan Chase & Co.	5.500%	10/15/40	1,200	1,338
JPMorgan Chase & Co.	5.600%	7/15/41	950	1,076
JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,322
JPMorgan Chase & Co.	5.625%	8/16/43	400	433
JPMorgan Chase Bank NA	5.875%	6/13/16	725	799
JPMorgan Chase Bank NA	6.000%	10/1/17	660	752
KeyBank NA	4.950%	9/15/15	25	27
KeyBank NA	5.450%	3/3/16	300	326
KeyBank NA	1.650%	2/1/18	450	447
KeyCorp	2.300%	12/13/18	400	400
KeyCorp	5.100%	3/24/21	1,310	1,466
Lloyds Bank plc	4.875%	1/21/16	405	435
Lloyds Bank plc	4.200%	3/28/17	400	432
Lloyds Bank plc	2.300%	11/27/18	800	801
Lloyds Bank plc	6.375%	1/21/21	1,875	2,259
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	696
Manufacturers & Traders Trust Co.	2.300%	1/30/19	550	550
MBNA Corp.	5.000%	6/15/15	400	420
Merrill Lynch & Co. Inc.	6.050%	5/16/16	1,095	1,197
Merrill Lynch & Co. Inc.	5.700%	5/2/17	715	793

Merrill Lynch & Co. Inc.	6.400%	8/28/17	1,370	1,573
Merrill Lynch & Co. Inc.	6.875%	4/25/18	2,330	2,745
Merrill Lynch & Co. Inc.	6.110%	1/29/37	535	598
Merrill Lynch & Co. Inc.	7.750%	5/14/38	2,340	3,082
Morgan Stanley	4.100%	1/26/15	975	1,004
Morgan Stanley	6.000%	4/28/15	1,365	1,441
Morgan Stanley	5.375%	10/15/15	1,165	1,244
Morgan Stanley	3.450%	11/2/15	2,000	2,079
Morgan Stanley	1.750%	2/25/16	125	127
Morgan Stanley	3.800%	4/29/16	2,135	2,252
Morgan Stanley	5.750%	10/18/16	425	472
Morgan Stanley	5.450%	1/9/17	1,385	1,530
Morgan Stanley	4.750%	3/22/17	1,120	1,222
Morgan Stanley	5.950%	12/28/17	1,110	1,265
Morgan Stanley	6.625%	4/1/18	3,235	3,775
Morgan Stanley	2.125%	4/25/18	2,925	2,920
Morgan Stanley	2.500%	1/24/19	1,675	1,667
Morgan Stanley	7.300%	5/13/19	1,390	1,685
Morgan Stanley	5.625%	9/23/19	1,715	1,950
Morgan Stanley	5.500%	1/26/20	525	592
Morgan Stanley	5.500%	7/24/20	650	733
Morgan Stanley	5.750%	1/25/21	1,335	1,528
Morgan Stanley	5.500%	7/28/21	375	423
Morgan Stanley	4.875%	11/1/22	875	921
Morgan Stanley	3.750%	2/25/23	950	946
Morgan Stanley	4.100%	5/22/23	2,025	2,002
Morgan Stanley	5.000%	11/24/25	1,000	1,028
Morgan Stanley	7.250%	4/1/32	705	921
Morgan Stanley	6.375%	7/24/42	1,525	1,858
Murray Street Investment Trust I	4.647%	3/9/17	725	784
National Australia Bank Ltd.	1.600%	8/7/15	675	684
National Australia Bank Ltd.	1.300%	7/25/16	700	706
National Australia Bank Ltd.	2.750%	3/9/17	425	443
National Australia Bank Ltd.	2.300%	7/25/18	750	756
National Australia Bank Ltd.	3.000%	1/20/23	325	309
National Bank of Canada	1.500%	6/26/15	275	278
National Bank of Canada	1.450%	11/7/17	225	222
National City Corp.	6.875%	5/15/19	310	368
Northern Trust Co.	6.500%	8/15/18	75	88
Northern Trust Corp.	2.375%	8/2/22	825	781
Northern Trust Corp.	3.950%	10/30/25	525	529
PNC Bank NA	0.800%	1/28/16	50	50
PNC Bank NA	4.875%	9/21/17	1,250	1,381
PNC Bank NA	6.000%	12/7/17	350	402
PNC Bank NA	2.950%	1/30/23	100	95
PNC Bank NA	3.800%	7/25/23	700	705
PNC Bank NA	4.200%	11/1/25	825	846
PNC Financial Services Group Inc.	2.854%	11/9/22	1,800	1,718
PNC Funding Corp.	5.250%	11/15/15	375	401
PNC Funding Corp.	2.700%	9/19/16	105	109
PNC Funding Corp.	6.700%	6/10/19	50	60
PNC Funding Corp.	5.125%	2/8/20	825	931
PNC Funding Corp.	4.375%	8/11/20	800	867
PNC Funding Corp.	3.300%	3/8/22	1,900	1,913
Regions Financial Corp.	2.000%	5/15/18	1,325	1,300
Royal Bank of Canada	1.150%	3/13/15	325	328
Royal Bank of Canada	0.800%	10/30/15	475	477

Royal Bank of Canada	2.625%	12/15/15	600	621
Royal Bank of Canada	2.875%	4/19/16	125	131
Royal Bank of Canada	2.300%	7/20/16	1,045	1,080
Royal Bank of Canada	1.450%	9/9/16	625	634
Royal Bank of Canada	1.500%	1/16/18	1,375	1,363
Royal Bank of Canada	2.200%	7/27/18	2,375	2,397
Royal Bank of Scotland Group plc	2.550%	9/18/15	1,125	1,150
Royal Bank of Scotland Group plc	6.400%	10/21/19	595	686
7 Royal Bank of Scotland plc	4.875%	8/25/14	425	431
Royal Bank of Scotland plc	3.950%	9/21/15	155	161
Royal Bank of Scotland plc	4.375%	3/16/16	470	499
Royal Bank of Scotland plc	1.875%	3/31/17	400	400
Royal Bank of Scotland plc	5.625%	8/24/20	695	786
Royal Bank of Scotland plc	6.125%	1/11/21	920	1,072
Santander Holdings USA Inc.	3.000%	9/24/15	200	205
Santander Holdings USA Inc.	4.625%	4/19/16	450	481
Santander Holdings USA Inc.	3.450%	8/27/18	625	643
Societe Generale SA	2.750%	10/12/17	550	564
Societe Generale SA	2.625%	10/1/18	2,125	2,136
State Street Bank & Trust Co.	5.300%	1/15/16	300	324
State Street Corp.	2.875%	3/7/16	515	536
State Street Corp.	4.956%	3/15/18	1,025	1,118
State Street Corp.	1.350%	5/15/18	150	147
State Street Corp.	4.375%	3/7/21	615	680
State Street Corp.	3.100%	5/15/23	400	381
State Street Corp.	3.700%	11/20/23	851	859
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	425	429
Sumitomo Mitsui Banking Corp.	1.300%	1/10/17	150	150
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	750	755
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	1,075	1,058
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	525	529
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	320
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	77
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	741
SunTrust Bank	7.250%	3/15/18	75	88
SunTrust Bank	2.750%	5/1/23	250	234
SunTrust Banks Inc.	3.600%	4/15/16	940	987
SunTrust Banks Inc.	3.500%	1/20/17	380	400
SunTrust Banks Inc.	2.350%	11/1/18	475	476
Svenska Handelsbanken AB	2.875%	4/4/17	1,250	1,303
Svenska Handelsbanken AB	1.625%	3/21/18	1,375	1,358
Svenska Handelsbanken AB	2.500%	1/25/19	775	781
Toronto-Dominion Bank	2.500%	7/14/16	260	270
Toronto-Dominion Bank	2.375%	10/19/16	630	654
Toronto-Dominion Bank	1.400%	4/30/18	2,675	2,626
UBS AG	7.000%	10/15/15	750	818
UBS AG	5.875%	7/15/16	205	226
UBS AG	7.375%	6/15/17	200	230
UBS AG	5.875%	12/20/17	2,215	2,538
UBS AG	5.750%	4/25/18	835	954
UBS AG	4.875%	8/4/20	1,025	1,135
Union Bank NA	5.950%	5/11/16	450	496
Union Bank NA	1.500%	9/26/16	275	279
Union Bank NA	2.125%	6/16/17	125	128
Union Bank NA	2.625%	9/26/18	1,200	1,223
UnionBanCal Corp.	3.500%	6/18/22	275	278
US Bancorp	4.200%	5/15/14	725	728

US Bancorp	2.450%	7/27/15	145	149
US Bancorp	3.442%	2/1/16	1,680	1,755
US Bancorp	1.650%	5/15/17	325	329
US Bancorp	4.125%	5/24/21	915	980
US Bancorp	3.000%	3/15/22	575	570
US Bancorp	2.950%	7/15/22	375	360
Vesey Street Investment Trust I	4.404%	9/1/16	75	81
Wachovia Bank NA	6.000%	11/15/17	250	288
Wachovia Bank NA	5.850%	2/1/37	425	511
Wachovia Bank NA	6.600%	1/15/38	605	802
Wachovia Corp.	5.625%	10/15/16	500	556
Wachovia Corp.	5.750%	6/15/17	300	341
Wachovia Corp.	5.750%	2/1/18	985	1,129
Wachovia Corp.	7.500%	4/15/35	150	194
Wachovia Corp.	5.500%	8/1/35	200	218
Wachovia Corp.	6.550%	10/15/35	100	120
Wells Fargo & Co.	3.625%	4/15/15	400	413
Wells Fargo & Co.	3.676%	6/15/16	580	616
Wells Fargo & Co.	1.250%	7/20/16	525	530
Wells Fargo & Co.	5.125%	9/15/16	740	810
Wells Fargo & Co.	2.625%	12/15/16	575	601
Wells Fargo & Co.	2.100%	5/8/17	425	435
Wells Fargo & Co.	5.625%	12/11/17	2,135	2,435
Wells Fargo & Co.	1.500%	1/16/18	1,725	1,707
Wells Fargo & Co.	2.150%	1/15/19	500	500
Wells Fargo & Co.	3.000%	1/22/21	2,050	2,056
Wells Fargo & Co.	4.600%	4/1/21	4,060	4,474
Wells Fargo & Co.	3.500%	3/8/22	1,350	1,378
Wells Fargo & Co.	3.450%	2/13/23	1,675	1,626
Wells Fargo & Co.	4.125%	8/15/23	1,550	1,568
Wells Fargo & Co.	5.375%	11/2/43	2,200	2,321
Wells Fargo Bank NA	4.750%	2/9/15	2,145	2,223
Wells Fargo Bank NA	5.750%	5/16/16	250	275
Wells Fargo Bank NA	5.950%	8/26/36	550	665
4 Wells Fargo Capital X	5.950%	12/1/86	425	425
Westpac Banking Corp.	3.000%	8/4/15	375	387
Westpac Banking Corp.	1.125%	9/25/15	750	756
Westpac Banking Corp.	3.000%	12/9/15	240	250
Westpac Banking Corp.	0.950%	1/12/16	650	653
Westpac Banking Corp.	2.000%	8/14/17	1,275	1,297
Westpac Banking Corp.	1.600%	1/12/18	1,850	1,836
Westpac Banking Corp.	2.250%	7/30/18	250	251
Westpac Banking Corp.	2.250%	1/17/19	875	873
Westpac Banking Corp.	4.875%	11/19/19	930	1,035
Zions Bancorporation	4.500%	3/27/17	50	53
Zions Bancorporation	4.500%	6/13/23	275	275

Brokerage (0.1%)
Affiliated Managers Group Inc.	4.250%	2/15/24	350	352
Ameriprise Financial Inc.	5.650%	11/15/15	262	282
Ameriprise Financial Inc.	7.300%	6/28/19	450	554
Ameriprise Financial Inc.	4.000%	10/15/23	725	746
BlackRock Inc.	3.500%	12/10/14	175	179
BlackRock Inc.	1.375%	6/1/15	75	76
BlackRock Inc.	6.250%	9/15/17	300	347
BlackRock Inc.	5.000%	12/10/19	475	537
BlackRock Inc.	4.250%	5/24/21	450	488

BlackRock Inc.	3.375%	6/1/22	550	557
Charles Schwab Corp.	3.225%	9/1/22	1,225	1,209
Eaton Vance Corp.	3.625%	6/15/23	200	199
Franklin Resources Inc.	3.125%	5/20/15	200	206
Franklin Resources Inc.	1.375%	9/15/17	50	50
Franklin Resources Inc.	4.625%	5/20/20	100	110
Franklin Resources Inc.	2.800%	9/15/22	575	552
Invesco Finance plc	3.125%	11/30/22	500	483
Invesco Finance plc	4.000%	1/30/24	650	665
Invesco Finance plc	5.375%	11/30/43	775	830
Jefferies Group LLC	3.875%	11/9/15	125	130
Jefferies Group LLC	5.125%	4/13/18	320	348
Jefferies Group LLC	8.500%	7/15/19	655	802
Jefferies Group LLC	6.875%	4/15/21	870	1,006
Jefferies Group LLC	5.125%	1/20/23	300	315
Jefferies Group LLC	6.250%	1/15/36	20	20
Lazard Group LLC	6.850%	6/15/17	450	512
Lazard Group LLC	4.250%	11/14/20	75	78
Legg Mason Inc.	5.500%	5/21/19	200	221
Legg Mason Inc.	5.625%	1/15/44	375	385
Leucadia National Corp.	5.500%	10/18/23	400	416
Leucadia National Corp.	6.625%	10/23/43	325	336
Nomura Holdings Inc.	5.000%	3/4/15	375	389
Nomura Holdings Inc.	4.125%	1/19/16	1,000	1,050
Nomura Holdings Inc.	2.000%	9/13/16	1,350	1,361
Nomura Holdings Inc.	2.750%	3/19/19	350	347
Nomura Holdings Inc.	6.700%	3/4/20	225	264
Raymond James Financial Inc.	4.250%	4/15/16	100	106
TD Ameritrade Holding Corp.	4.150%	12/1/14	150	154
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	115

Finance Companies (0.3%)
Air Lease Corp.	5.625%	4/1/17	2,000	2,210
Air Lease Corp.	3.375%	1/15/19	2,000	2,030
Air Lease Corp.	4.750%	3/1/20	500	530
Ares Capital Corp.	4.875%	11/30/18	875	905
Block Financial LLC	5.500%	11/1/22	500	533
GATX Corp.	1.250%	3/4/17	100	99
GATX Corp.	2.500%	7/30/19	100	99
GATX Corp.	4.750%	6/15/22	275	292
GATX Corp.	5.200%	3/15/44	200	205
General Electric Capital Corp.	1.625%	7/2/15	1,175	1,191
General Electric Capital Corp.	2.250%	11/9/15	1,230	1,264
General Electric Capital Corp.	1.000%	12/11/15	125	126
General Electric Capital Corp.	1.000%	1/8/16	450	453
General Electric Capital Corp.	2.950%	5/9/16	475	496
General Electric Capital Corp.	1.500%	7/12/16	725	736
General Electric Capital Corp.	3.350%	10/17/16	150	159
General Electric Capital Corp.	2.900%	1/9/17	750	784
General Electric Capital Corp.	2.300%	4/27/17	625	644
General Electric Capital Corp.	5.625%	9/15/17	1,635	1,855
General Electric Capital Corp.	1.625%	4/2/18	2,575	2,562
General Electric Capital Corp.	5.625%	5/1/18	4,800	5,487
General Electric Capital Corp.	2.300%	1/14/19	1,150	1,161
General Electric Capital Corp.	6.000%	8/7/19	3,000	3,526
General Electric Capital Corp.	2.100%	12/11/19	100	99
General Electric Capital Corp.	5.500%	1/8/20	3,705	4,264

General Electric Capital Corp.	5.550%	5/4/20	925	1,066
General Electric Capital Corp.	4.375%	9/16/20	1,675	1,824
General Electric Capital Corp.	5.300%	2/11/21	1,794	2,016
General Electric Capital Corp.	4.650%	10/17/21	1,060	1,165
General Electric Capital Corp.	3.150%	9/7/22	225	222
General Electric Capital Corp.	3.100%	1/9/23	525	513
General Electric Capital Corp.	6.750%	3/15/32	4,190	5,381
General Electric Capital Corp.	6.150%	8/7/37	3,000	3,643
General Electric Capital Corp.	5.875%	1/14/38	2,785	3,288
General Electric Capital Corp.	6.875%	1/10/39	935	1,228
4 General Electric Capital Corp.	6.375%	11/15/67	965	1,061
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	325	338
HSBC Finance Corp.	5.250%	4/15/15	150	157
HSBC Finance Corp.	5.000%	6/30/15	830	872
HSBC Finance Corp.	5.500%	1/19/16	275	296
HSBC Finance Corp.	6.676%	1/15/21	2,611	3,049
7 International Lease Finance Corp.	6.750%	9/1/16	600	671
7 International Lease Finance Corp.	7.125%	9/1/18	1,200	1,398
Prospect Capital Corp.	5.875%	3/15/23	100	101

Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/30	75	109
ACE INA Holdings Inc.	5.600%	5/15/15	125	132
ACE INA Holdings Inc.	2.600%	11/23/15	290	299
ACE INA Holdings Inc.	5.700%	2/15/17	200	224
ACE INA Holdings Inc.	5.800%	3/15/18	50	57
ACE INA Holdings Inc.	5.900%	6/15/19	715	839
ACE INA Holdings Inc.	2.700%	3/13/23	350	331
ACE INA Holdings Inc.	4.150%	3/13/43	225	214
AEGON Funding Co. LLC	5.750%	12/15/20	664	760
Aetna Inc.	1.500%	11/15/17	100	100
Aetna Inc.	6.500%	9/15/18	175	207
Aetna Inc.	3.950%	9/1/20	75	79
Aetna Inc.	4.125%	6/1/21	320	342
Aetna Inc.	2.750%	11/15/22	650	611
Aetna Inc.	6.625%	6/15/36	750	942
Aetna Inc.	6.750%	12/15/37	275	353
Aetna Inc.	4.500%	5/15/42	525	518
Aetna Inc.	4.125%	11/15/42	200	186
Aflac Inc.	2.650%	2/15/17	325	338
Aflac Inc.	8.500%	5/15/19	225	290
Aflac Inc.	4.000%	2/15/22	325	342
Aflac Inc.	3.625%	6/15/23	1,000	1,006
Aflac Inc.	6.900%	12/17/39	75	97
Aflac Inc.	6.450%	8/15/40	300	370
Alleghany Corp.	5.625%	9/15/20	100	112
Alleghany Corp.	4.950%	6/27/22	425	458
Allied World Assurance Co. Ltd.	7.500%	8/1/16	875	996
Allstate Corp.	3.150%	6/15/23	550	540
Allstate Corp.	5.550%	5/9/35	105	121
Allstate Corp.	4.500%	6/15/43	425	427
4 Allstate Corp.	5.750%	8/15/53	250	262
4 Allstate Corp.	6.125%	5/15/67	125	131
4 Allstate Corp.	6.500%	5/15/67	200	212
Alterra Finance LLC	6.250%	9/30/20	95	109
American Financial Group Inc.	9.875%	6/15/19	100	128
American International Group Inc.	2.375%	8/24/15	25	26

American International Group Inc.	4.875%	9/15/16	450	491
American International Group Inc.	5.600%	10/18/16	800	887
American International Group Inc.	3.800%	3/22/17	750	802
American International Group Inc.	5.450%	5/18/17	910	1,015
American International Group Inc.	5.850%	1/16/18	1,200	1,373
American International Group Inc.	8.250%	8/15/18	1,820	2,272
American International Group Inc.	3.375%	8/15/20	425	434
American International Group Inc.	6.400%	12/15/20	1,160	1,386
American International Group Inc.	4.875%	6/1/22	1,575	1,724
American International Group Inc.	4.125%	2/15/24	1,400	1,433
American International Group Inc.	6.250%	5/1/36	1,525	1,887
4 American International Group Inc.	8.175%	5/15/68	1,385	1,818
4 American International Group Inc.	6.250%	3/15/87	250	265
Aon Corp.	3.500%	9/30/15	150	156
Aon Corp.	5.000%	9/30/20	990	1,101
Aon Corp.	8.205%	1/1/27	50	61
Aon Corp.	6.250%	9/30/40	150	184
Aon plc	4.000%	11/27/23	350	356
Aon plc	4.450%	5/24/43	125	119
Arch Capital Group Ltd.	7.350%	5/1/34	500	656
Arch Capital Group US Inc.	5.144%	11/1/43	275	290
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	450	511
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,475	1,501
Assurant Inc.	6.750%	2/15/34	550	625
AXA SA	8.600%	12/15/30	680	870
Axis Specialty Finance LLC	5.875%	6/1/20	990	1,126
AXIS Specialty Finance plc	2.650%	4/1/19	150	150
AXIS Specialty Finance plc	5.150%	4/1/45	150	151
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	100	101
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	175	172
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	2,480	2,833
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	525	529
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	524
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	300	298
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	151
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	389
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	275	262
Berkshire Hathaway Inc.	0.800%	2/11/16	75	75
Berkshire Hathaway Inc.	2.200%	8/15/16	2,080	2,151
Berkshire Hathaway Inc.	3.000%	2/11/23	375	368
Berkshire Hathaway Inc.	4.500%	2/11/43	925	914
Chubb Corp.	5.750%	5/15/18	310	355
Chubb Corp.	6.000%	5/11/37	375	459
4 Chubb Corp.	6.375%	3/29/67	535	593
Cigna Corp.	2.750%	11/15/16	320	334
Cigna Corp.	4.375%	12/15/20	100	107
Cigna Corp.	4.500%	3/15/21	210	227
Cigna Corp.	4.000%	2/15/22	690	714
Cigna Corp.	6.150%	11/15/36	1,050	1,256
Cigna Corp.	5.875%	3/15/41	235	277
Cigna Corp.	5.375%	2/15/42	190	207
Cincinnati Financial Corp.	6.125%	11/1/34	325	362
CNA Financial Corp.	6.500%	8/15/16	475	534
CNA Financial Corp.	7.350%	11/15/19	460	564
CNA Financial Corp.	5.875%	8/15/20	145	167
CNA Financial Corp.	5.750%	8/15/21	175	202
Coventry Health Care Inc.	5.450%	6/15/21	265	302

Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	174
First American Financial Corp.	4.300%	2/1/23	100	97
Genworth Holdings Inc.	8.625%	12/15/16	400	474
Genworth Holdings Inc.	7.700%	6/15/20	215	262
Genworth Holdings Inc.	7.200%	2/15/21	150	180
Genworth Holdings Inc.	7.625%	9/24/21	475	586
Genworth Holdings Inc.	4.800%	2/15/24	2,100	2,183
Genworth Holdings Inc.	6.500%	6/15/34	425	490
Hartford Financial Services Group Inc.	5.500%	10/15/16	475	526
Hartford Financial Services Group Inc.	5.375%	3/15/17	150	166
Hartford Financial Services Group Inc.	4.000%	10/15/17	200	215
Hartford Financial Services Group Inc.	6.300%	3/15/18	1,350	1,572
Hartford Financial Services Group Inc.	6.000%	1/15/19	300	348
Hartford Financial Services Group Inc.	5.125%	4/15/22	100	112
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	29
Hartford Financial Services Group Inc.	4.300%	4/15/43	500	467
HCC Insurance Holdings Inc.	6.300%	11/15/19	225	260
Humana Inc.	7.200%	6/15/18	50	60
Humana Inc.	3.150%	12/1/22	725	690
Humana Inc.	8.150%	6/15/38	325	456
Humana Inc.	4.625%	12/1/42	225	216
Infinity Property & Casualty Corp.	5.000%	9/19/22	100	103
ING US Inc.	2.900%	2/15/18	250	256
ING US Inc.	5.500%	7/15/22	50	56
Lincoln National Corp.	8.750%	7/1/19	175	226
Lincoln National Corp.	6.250%	2/15/20	255	300
Lincoln National Corp.	4.200%	3/15/22	325	341
Lincoln National Corp.	6.150%	4/7/36	350	416
Lincoln National Corp.	7.000%	6/15/40	565	752
4 Lincoln National Corp.	7.000%	5/17/66	1,275	1,304
Loews Corp.	2.625%	5/15/23	175	161
Loews Corp.	6.000%	2/1/35	200	231
Loews Corp.	4.125%	5/15/43	475	428
Manulife Financial Corp.	3.400%	9/17/15	400	415
Manulife Financial Corp.	4.900%	9/17/20	475	517
Markel Corp.	7.125%	9/30/19	125	150
Markel Corp.	4.900%	7/1/22	575	617
Markel Corp.	3.625%	3/30/23	175	171
Markel Corp.	5.000%	3/30/43	125	125
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	225	228
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	545	596
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	354
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	900	1,026
MetLife Inc.	5.000%	6/15/15	1,105	1,164
MetLife Inc.	6.750%	6/1/16	105	118
MetLife Inc.	1.756%	12/15/17	425	429
MetLife Inc.	6.817%	8/15/18	580	694
MetLife Inc.	7.717%	2/15/19	105	131
MetLife Inc.	4.750%	2/8/21	380	423
MetLife Inc.	3.048%	12/15/22	675	654
MetLife Inc.	6.375%	6/15/34	580	726
MetLife Inc.	5.700%	6/15/35	475	553
MetLife Inc.	5.875%	2/6/41	440	523
MetLife Inc.	4.125%	8/13/42	875	821
MetLife Inc.	4.875%	11/13/43	100	104
4 MetLife Inc.	6.400%	12/15/66	565	598
7 Metropolitan Life Global Funding I	5.125%	6/10/14	450	454

Montpelier Re Holdings Ltd.	4.700%	10/15/22	25	25
OneBeacon US Holdings Inc.	4.600%	11/9/22	100	100
PartnerRe Finance B LLC	5.500%	6/1/20	200	223
Primerica Inc.	4.750%	7/15/22	50	53
Principal Financial Group Inc.	8.875%	5/15/19	410	525
Principal Financial Group Inc.	6.050%	10/15/36	250	296
Principal Financial Group Inc.	4.350%	5/15/43	125	118
ProAssurance Corp.	5.300%	11/15/23	100	106
Progressive Corp.	3.750%	8/23/21	2,445	2,565
Progressive Corp.	6.625%	3/1/29	150	193
4 Progressive Corp.	6.700%	6/15/67	425	469
Protective Life Corp.	7.375%	10/15/19	100	122
Protective Life Corp.	8.450%	10/15/39	175	241
Prudential Financial Inc.	5.500%	3/15/16	50	54
Prudential Financial Inc.	6.000%	12/1/17	675	777
Prudential Financial Inc.	2.300%	8/15/18	825	831
Prudential Financial Inc.	7.375%	6/15/19	455	560
Prudential Financial Inc.	5.375%	6/21/20	980	1,118
Prudential Financial Inc.	4.500%	11/16/21	2,000	2,169
Prudential Financial Inc.	5.750%	7/15/33	570	642
Prudential Financial Inc.	5.400%	6/13/35	295	318
Prudential Financial Inc.	5.900%	3/17/36	775	895
Prudential Financial Inc.	5.700%	12/14/36	655	738
Prudential Financial Inc.	6.625%	6/21/40	150	189
Prudential Financial Inc.	5.625%	5/12/41	105	117
4 Prudential Financial Inc.	5.875%	9/15/42	525	549
4 Prudential Financial Inc.	5.625%	6/15/43	975	1,003
Prudential Financial Inc.	5.100%	8/15/43	175	185
4 Prudential Financial Inc.	5.200%	3/15/44	300	298
Reinsurance Group of America Inc.	6.450%	11/15/19	1,000	1,165
4 Reinsurance Group of America Inc.	6.750%	12/15/65	325	327
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	215
Torchmark Corp.	6.375%	6/15/16	425	472
Transatlantic Holdings Inc.	8.000%	11/30/39	625	823
Travelers Cos. Inc.	6.250%	6/20/16	100	112
Travelers Cos. Inc.	5.800%	5/15/18	910	1,042
Travelers Cos. Inc.	3.900%	11/1/20	530	561
Travelers Cos. Inc.	6.750%	6/20/36	475	629
Travelers Cos. Inc.	6.250%	6/15/37	145	182
Travelers Cos. Inc.	5.350%	11/1/40	130	147
Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,027
Trinity Acquisition plc	6.125%	8/15/43	525	555
UnitedHealth Group Inc.	1.875%	11/15/16	225	230
UnitedHealth Group Inc.	6.000%	6/15/17	875	1,000
UnitedHealth Group Inc.	6.000%	2/15/18	1,460	1,686
UnitedHealth Group Inc.	4.700%	2/15/21	165	182
UnitedHealth Group Inc.	3.375%	11/15/21	105	106
UnitedHealth Group Inc.	2.875%	3/15/22	525	512
UnitedHealth Group Inc.	6.500%	6/15/37	200	252
UnitedHealth Group Inc.	6.625%	11/15/37	325	418
UnitedHealth Group Inc.	6.875%	2/15/38	755	995
UnitedHealth Group Inc.	5.950%	2/15/41	500	599
UnitedHealth Group Inc.	4.625%	11/15/41	2,050	2,062
UnitedHealth Group Inc.	4.375%	3/15/42	725	705
UnitedHealth Group Inc.	3.950%	10/15/42	200	181
UnitedHealth Group Inc.	4.250%	3/15/43	75	72
Unum Group	7.125%	9/30/16	175	199

Unum Group	5.625%	9/15/20	50	56
Unum Group	4.000%	3/15/24	200	200
Unum Group	5.750%	8/15/42	200	222
Validus Holdings Ltd.	8.875%	1/26/40	150	214
Voya Financial Inc.	5.700%	7/15/43	350	393
WellPoint Inc.	1.250%	9/10/15	225	227
WellPoint Inc.	5.250%	1/15/16	290	312
WellPoint Inc.	5.875%	6/15/17	250	283
WellPoint Inc.	1.875%	1/15/18	2,775	2,762
WellPoint Inc.	7.000%	2/15/19	145	173
WellPoint Inc.	3.700%	8/15/21	145	148
WellPoint Inc.	3.125%	5/15/22	50	48
WellPoint Inc.	3.300%	1/15/23	750	724
WellPoint Inc.	5.950%	12/15/34	100	115
WellPoint Inc.	5.850%	1/15/36	150	171
WellPoint Inc.	6.375%	6/15/37	630	759
WellPoint Inc.	4.625%	5/15/42	175	169
WellPoint Inc.	4.650%	1/15/43	825	804
Willis Group Holdings plc	5.750%	3/15/21	265	293
Willis North America Inc.	6.200%	3/28/17	300	327
WR Berkley Corp.	5.375%	9/15/20	50	55
WR Berkley Corp.	4.625%	3/15/22	225	236
XL Group plc	6.375%	11/15/24	100	118
XLIT Ltd.	5.750%	10/1/21	545	627
XLIT Ltd.	5.250%	12/15/43	100	106

Other Finance (0.0%)
CME Group Inc.	5.300%	9/15/43	325	363
IntercontinentalExchange Group Inc.	2.500%	10/15/18	125	127
IntercontinentalExchange Group Inc.	4.000%	10/15/23	250	260
MasterCard Inc.	2.000%	4/1/19	250	248
MasterCard Inc.	3.375%	4/1/24	625	624
NASDAQ OMX Group Inc.	5.550%	1/15/20	450	495
ORIX Corp.	4.710%	4/27/15	800	835
ORIX Corp.	5.000%	1/12/16	245	261
XTRA Finance Corp.	5.150%	4/1/17	575	630

Real Estate Investment Trusts (0.2%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	310
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	72
7 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	2.000%	2/6/17	750	748
7 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	3.000%	2/6/19	500	497
7 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	4.600%	2/6/24	450	451
AvalonBay Communities Inc.	5.750%	9/15/16	100	111
AvalonBay Communities Inc.	2.850%	3/15/23	200	187
AvalonBay Communities Inc.	4.200%	12/15/23	175	180
BioMed Realty LP	3.850%	4/15/16	325	342
BioMed Realty LP	4.250%	7/15/22	400	396
Boston Properties LP	3.700%	11/15/18	2,120	2,243
Boston Properties LP	5.625%	11/15/20	325	370
Boston Properties LP	4.125%	5/15/21	190	200
Boston Properties LP	3.850%	2/1/23	950	955
Boston Properties LP	3.125%	9/1/23	1,375	1,292
Brandywine Operating Partnership LP	4.950%	4/15/18	725	782

BRE Properties Inc.	3.375%	1/15/23	1,150	1,083
Camden Property Trust	5.700%	5/15/17	25	28
Camden Property Trust	2.950%	12/15/22	325	305
Camden Property Trust	4.250%	1/15/24	100	102
CBL & Associates LP	5.250%	12/1/23	600	618
CommonWealth REIT	6.650%	1/15/18	1,175	1,283
Corporate Office Properties LP	3.600%	5/15/23	150	139
CubeSmart LP	4.375%	12/15/23	350	353
7 DCT Industrial Trust Inc.	4.500%	10/15/23	50	50
DDR Corp.	7.875%	9/1/20	500	621
DDR Corp.	3.500%	1/15/21	225	224
DDR Corp.	4.625%	7/15/22	500	521
DDR Corp.	3.375%	5/15/23	400	378
Digital Realty Trust LP	4.500%	7/15/15	75	78
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,246
Duke Realty LP	5.950%	2/15/17	200	223
Duke Realty LP	8.250%	8/15/19	125	155
Duke Realty LP	6.750%	3/15/20	250	292
Duke Realty LP	3.625%	4/15/23	875	830
EPR Properties	5.750%	8/15/22	75	79
EPR Properties	5.250%	7/15/23	400	405
ERP Operating LP	5.250%	9/15/14	350	357
ERP Operating LP	5.375%	8/1/16	275	302
ERP Operating LP	4.750%	7/15/20	265	289
ERP Operating LP	4.625%	12/15/21	115	124
ERP Operating LP	3.000%	4/15/23	625	591
Essex Portfolio LP	3.250%	5/1/23	50	47
Federal Realty Investment Trust	3.000%	8/1/22	175	169
Federal Realty Investment Trust	2.750%	6/1/23	125	117
HCP Inc.	3.750%	2/1/16	1,445	1,521
HCP Inc.	6.300%	9/15/16	300	337
HCP Inc.	5.625%	5/1/17	25	28
HCP Inc.	2.625%	2/1/20	1,100	1,074
HCP Inc.	5.375%	2/1/21	360	402
HCP Inc.	3.150%	8/1/22	150	143
HCP Inc.	4.200%	3/1/24	200	203
HCP Inc.	6.750%	2/1/41	175	224
Health Care REIT Inc.	3.625%	3/15/16	225	236
Health Care REIT Inc.	6.200%	6/1/16	325	360
Health Care REIT Inc.	4.700%	9/15/17	50	55
Health Care REIT Inc.	2.250%	3/15/18	575	576
Health Care REIT Inc.	4.125%	4/1/19	300	319
Health Care REIT Inc.	6.125%	4/15/20	100	115
Health Care REIT Inc.	4.950%	1/15/21	750	815
Health Care REIT Inc.	5.250%	1/15/22	425	467
Health Care REIT Inc.	3.750%	3/15/23	175	172
Health Care REIT Inc.	4.500%	1/15/24	125	129
Health Care REIT Inc.	6.500%	3/15/41	200	243
Health Care REIT Inc.	5.125%	3/15/43	175	178
Healthcare Realty Trust Inc.	6.500%	1/17/17	882	995
Healthcare Realty Trust Inc.	5.750%	1/15/21	145	161
Healthcare Realty Trust Inc.	3.750%	4/15/23	100	95
Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	95
Hospitality Properties Trust	6.700%	1/15/18	1,000	1,129
Hospitality Properties Trust	4.650%	3/15/24	100	99
Kilroy Realty LP	5.000%	11/3/15	150	159
Kilroy Realty LP	4.800%	7/15/18	800	862

Kilroy Realty LP	3.800%	1/15/23	100	97
Kimco Realty Corp.	5.783%	3/15/16	125	136
Kimco Realty Corp.	5.700%	5/1/17	375	417
Kimco Realty Corp.	6.875%	10/1/19	50	60
Kimco Realty Corp.	3.125%	6/1/23	550	514
Liberty Property LP	5.125%	3/2/15	375	389
Liberty Property LP	3.375%	6/15/23	575	541
Liberty Property LP	4.400%	2/15/24	325	331
Mack-Cali Realty LP	7.750%	8/15/19	750	895
Mack-Cali Realty LP	4.500%	4/18/22	225	227
Mid-America Apartments LP	4.300%	10/15/23	150	151
National Retail Properties Inc.	6.875%	10/15/17	25	29
National Retail Properties Inc.	3.800%	10/15/22	500	492
Omega Healthcare Investors Inc.	6.750%	10/15/22	975	1,065
7 Omega Healthcare Investors Inc.	4.950%	4/1/24	275	270
Piedmont Operating Partnership LP	3.400%	6/1/23	125	116
Piedmont Operating Partnership LP	4.450%	3/15/24	225	224
Post Apartment Homes LP	3.375%	12/1/22	100	95
ProLogis LP	4.500%	8/15/17	75	81
ProLogis LP	2.750%	2/15/19	875	878
ProLogis LP	6.875%	3/15/20	300	358
ProLogis LP	4.250%	8/15/23	250	254
Realty Income Corp.	2.000%	1/31/18	575	571
Realty Income Corp.	6.750%	8/15/19	935	1,106
Realty Income Corp.	3.250%	10/15/22	100	95
Regency Centers LP	5.250%	8/1/15	75	79
Retail Opportunity Investments Corp.	5.000%	12/15/23	150	155
Senior Housing Properties Trust	4.300%	1/15/16	75	78
Simon Property Group LP	5.750%	12/1/15	325	348
Simon Property Group LP	5.250%	12/1/16	335	370
Simon Property Group LP	2.800%	1/30/17	425	443
Simon Property Group LP	5.875%	3/1/17	650	730
Simon Property Group LP	2.150%	9/15/17	200	205
Simon Property Group LP	6.125%	5/30/18	450	523
Simon Property Group LP	2.200%	2/1/19	1,400	1,398
Simon Property Group LP	5.650%	2/1/20	700	812
Simon Property Group LP	4.375%	3/1/21	555	604
Simon Property Group LP	4.125%	12/1/21	225	241
Simon Property Group LP	3.375%	3/15/22	250	252
Simon Property Group LP	2.750%	2/1/23	400	379
Simon Property Group LP	3.750%	2/1/24	500	503
Simon Property Group LP	6.750%	2/1/40	300	394
Simon Property Group LP	4.750%	3/15/42	225	231
Tanger Properties LP	6.150%	11/15/15	400	434
Tanger Properties LP	3.875%	12/1/23	125	124
UDR Inc.	4.250%	6/1/18	400	428
UDR Inc.	3.700%	10/1/20	150	152
UDR Inc.	4.625%	1/10/22	125	132
Ventas Realty LP	1.550%	9/26/16	475	479
Ventas Realty LP	5.700%	9/30/43	450	505
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	25	26
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	325	324
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	300	318
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	25	24
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	250	270
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	145
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	481

Washington REIT	4.950%	10/1/20	125	132
Washington REIT	3.950%	10/15/22	100	98
Weingarten Realty Investors	3.375%	10/15/22	75	71
Weingarten Realty Investors	3.500%	4/15/23	250	234
Weingarten Realty Investors	4.450%	1/15/24	75	76
WP Carey Inc.	4.600%	4/1/24	200	200
				707,413
Industrial (5.7%)
Basic Industry (0.6%)
Agrium Inc.	6.750%	1/15/19	1,350	1,596
Agrium Inc.	3.150%	10/1/22	3,010	2,854
Agrium Inc.	3.500%	6/1/23	275	267
Agrium Inc.	4.900%	6/1/43	125	124
Air Products & Chemicals Inc.	2.000%	8/2/16	275	283
Air Products & Chemicals Inc.	1.200%	10/15/17	225	223
Air Products & Chemicals Inc.	3.000%	11/3/21	190	188
Air Products & Chemicals Inc.	2.750%	2/3/23	200	189
Airgas Inc.	3.250%	10/1/15	225	233
Albemarle Corp.	4.500%	12/15/20	50	53
Alcoa Inc.	6.750%	7/15/18	310	354
Alcoa Inc.	5.720%	2/23/19	100	109
Alcoa Inc.	6.150%	8/15/20	810	885
Alcoa Inc.	5.400%	4/15/21	250	262
Alcoa Inc.	5.900%	2/1/27	205	209
Alcoa Inc.	6.750%	1/15/28	905	982
Alcoa Inc.	5.950%	2/1/37	310	303
Allegheny Technologies Inc.	9.375%	6/1/19	450	552
Barrick Gold Corp.	6.950%	4/1/19	350	411
Barrick Gold Corp.	3.850%	4/1/22	600	573
Barrick Gold Corp.	4.100%	5/1/23	1,550	1,473
Barrick Gold Corp.	5.250%	4/1/42	250	229
Barrick North America Finance LLC	6.800%	9/15/18	475	552
Barrick North America Finance LLC	4.400%	5/30/21	915	923
Barrick North America Finance LLC	7.500%	9/15/38	25	27
Barrick North America Finance LLC	5.700%	5/30/41	750	732
Barrick North America Finance LLC	5.750%	5/1/43	750	735
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	600	633
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	450	461
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	1,475	1,498
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	392
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	300	301
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	250	298
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	600	607
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	525	515
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	775	795
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,200	1,117
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	1,300	1,371
Cabot Corp.	2.550%	1/15/18	550	554
Cabot Corp.	3.700%	7/15/22	50	49
Carpenter Technology Corp.	5.200%	7/15/21	575	610
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	775	805
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	200	202
CF Industries Inc.	6.875%	5/1/18	1,725	2,007
CF Industries Inc.	7.125%	5/1/20	825	986
CF Industries Inc.	3.450%	6/1/23	575	555
CF Industries Inc.	4.950%	6/1/43	375	364
Cliffs Natural Resources Inc.	3.950%	1/15/18	875	887

Cliffs Natural Resources Inc.	5.900%	3/15/20	200	210
Cliffs Natural Resources Inc.	4.800%	10/1/20	150	148
Cliffs Natural Resources Inc.	4.875%	4/1/21	300	293
Cliffs Natural Resources Inc.	6.250%	10/1/40	600	522
Domtar Corp.	6.250%	9/1/42	50	53
Domtar Corp.	6.750%	2/15/44	400	444
Dow Chemical Co.	2.500%	2/15/16	250	257
Dow Chemical Co.	5.700%	5/15/18	100	114
Dow Chemical Co.	8.550%	5/15/19	1,810	2,322
Dow Chemical Co.	4.250%	11/15/20	2,010	2,132
Dow Chemical Co.	4.125%	11/15/21	185	193
Dow Chemical Co.	3.000%	11/15/22	700	664
Dow Chemical Co.	7.375%	11/1/29	100	130
Dow Chemical Co.	9.400%	5/15/39	760	1,207
Dow Chemical Co.	5.250%	11/15/41	525	547
Dow Chemical Co.	4.375%	11/15/42	1,000	923
Eastman Chemical Co.	3.000%	12/15/15	400	413
Eastman Chemical Co.	2.400%	6/1/17	1,750	1,788
Eastman Chemical Co.	3.600%	8/15/22	650	647
Eastman Chemical Co.	4.800%	9/1/42	400	395
Ecolab Inc.	1.000%	8/9/15	900	904
Ecolab Inc.	3.000%	12/8/16	175	184
Ecolab Inc.	1.450%	12/8/17	1,225	1,214
Ecolab Inc.	4.350%	12/8/21	550	594
Ecolab Inc.	5.500%	12/8/41	625	716
EI du Pont de Nemours & Co.	3.250%	1/15/15	295	302
EI du Pont de Nemours & Co.	2.750%	4/1/16	375	390
EI du Pont de Nemours & Co.	5.250%	12/15/16	105	116
EI du Pont de Nemours & Co.	6.000%	7/15/18	700	816
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	332
EI du Pont de Nemours & Co.	3.625%	1/15/21	1,420	1,492
EI du Pont de Nemours & Co.	4.250%	4/1/21	850	926
EI du Pont de Nemours & Co.	2.800%	2/15/23	75	71
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	623
EI du Pont de Nemours & Co.	4.900%	1/15/41	450	481
EI du Pont de Nemours & Co.	4.150%	2/15/43	125	120
FMC Corp.	3.950%	2/1/22	150	153
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	125	127
Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	1,375	1,373
Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	3,425	3,353
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	2,975	2,843
Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	1,280	1,229
Freeport-McMoRan Copper & Gold Inc.	5.450%	3/15/43	1,220	1,198
Georgia-Pacific LLC	7.375%	12/1/25	400	506
Georgia-Pacific LLC	8.875%	5/15/31	1,200	1,753
Glencore Canada Corp.	5.500%	6/15/17	250	273
Goldcorp Inc.	2.125%	3/15/18	975	968
Goldcorp Inc.	3.700%	3/15/23	600	566
International Paper Co.	5.300%	4/1/15	525	549
International Paper Co.	7.950%	6/15/18	410	502
International Paper Co.	9.375%	5/15/19	700	916
International Paper Co.	7.500%	8/15/21	910	1,145
International Paper Co.	4.750%	2/15/22	500	542
International Paper Co.	7.300%	11/15/39	805	1,049
International Paper Co.	6.000%	11/15/41	300	344
7 Kinross Gold Corp.	5.950%	3/15/24	700	699
LYB International Finance BV	4.000%	7/15/23	500	511

LYB International Finance BV	5.250%	7/15/43	500	525
LYB International Finance BV	4.875%	3/15/44	700	697
LyondellBasell Industries NV	5.000%	4/15/19	900	997
LyondellBasell Industries NV	6.000%	11/15/21	475	553
LyondellBasell Industries NV	5.750%	4/15/24	500	575
Monsanto Co.	2.750%	4/15/16	75	78
Monsanto Co.	2.200%	7/15/22	175	163
Monsanto Co.	5.875%	4/15/38	375	453
Monsanto Co.	3.600%	7/15/42	250	222
Mosaic Co.	3.750%	11/15/21	650	657
Mosaic Co.	4.250%	11/15/23	300	307
Mosaic Co.	5.450%	11/15/33	100	108
Mosaic Co.	4.875%	11/15/41	130	124
Mosaic Co.	5.625%	11/15/43	150	161
Newmont Mining Corp.	5.125%	10/1/19	1,475	1,576
Newmont Mining Corp.	3.500%	3/15/22	250	226
Newmont Mining Corp.	5.875%	4/1/35	325	304
Newmont Mining Corp.	6.250%	10/1/39	500	484
Newmont Mining Corp.	4.875%	3/15/42	600	484
Nucor Corp.	5.750%	12/1/17	385	438
Nucor Corp.	5.850%	6/1/18	875	1,000
Nucor Corp.	4.125%	9/15/22	200	205
Nucor Corp.	4.000%	8/1/23	225	226
Nucor Corp.	6.400%	12/1/37	325	379
Nucor Corp.	5.200%	8/1/43	400	409
Packaging Corp. of America	3.900%	6/15/22	275	274
Packaging Corp. of America	4.500%	11/1/23	425	442
Placer Dome Inc.	6.450%	10/15/35	375	390
Plains Exploration & Production Co.	6.500%	11/15/20	800	883
Plains Exploration & Production Co.	6.875%	2/15/23	1,000	1,111
Plum Creek Timberlands LP	5.875%	11/15/15	225	242
Plum Creek Timberlands LP	4.700%	3/15/21	275	289
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	300	314
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	675	710
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,210	1,336
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	50	57
PPG Industries Inc.	1.900%	1/15/16	375	382
PPG Industries Inc.	6.650%	3/15/18	700	816
Praxair Inc.	4.625%	3/30/15	615	641
Praxair Inc.	5.200%	3/15/17	25	28
Praxair Inc.	4.500%	8/15/19	175	193
Praxair Inc.	4.050%	3/15/21	925	990
Praxair Inc.	3.000%	9/1/21	50	50
Praxair Inc.	2.450%	2/15/22	850	807
Praxair Inc.	3.550%	11/7/42	100	88
Rayonier Inc.	3.750%	4/1/22	125	123
Reliance Steel & Aluminum Co.	4.500%	4/15/23	225	226
Rio Tinto Alcan Inc.	5.000%	6/1/15	875	916
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	373
Rio Tinto Alcan Inc.	5.750%	6/1/35	450	498
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	280	289
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,765
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	1,075	1,399
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	310	318
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	175	184
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	1,000	1,025
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	285

Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	600
Rio Tinto Finance USA plc	1.125%	3/20/15	325	327
Rio Tinto Finance USA plc	1.375%	6/17/16	1,050	1,059
Rio Tinto Finance USA plc	2.000%	3/22/17	375	382
Rio Tinto Finance USA plc	2.250%	12/14/18	500	500
Rio Tinto Finance USA plc	3.500%	3/22/22	200	200
Rio Tinto Finance USA plc	4.750%	3/22/42	875	867
Rio Tinto Finance USA plc	4.125%	8/21/42	350	318
Rohm & Haas Co.	7.850%	7/15/29	300	397
RPM International Inc.	6.125%	10/15/19	75	85
RPM International Inc.	3.450%	11/15/22	250	237
Sherwin-Williams Co.	3.125%	12/15/14	175	178
Sigma-Aldrich Corp.	3.375%	11/1/20	75	77
Southern Copper Corp.	5.375%	4/16/20	200	216
Southern Copper Corp.	7.500%	7/27/35	1,475	1,622
Southern Copper Corp.	6.750%	4/16/40	250	255
Syngenta Finance NV	3.125%	3/28/22	250	246
Syngenta Finance NV	4.375%	3/28/42	150	148
Teck Resources Ltd.	3.150%	1/15/17	500	519
Teck Resources Ltd.	2.500%	2/1/18	430	432
Teck Resources Ltd.	3.000%	3/1/19	800	802
Teck Resources Ltd.	4.500%	1/15/21	250	257
Teck Resources Ltd.	4.750%	1/15/22	75	77
Teck Resources Ltd.	3.750%	2/1/23	525	492
Teck Resources Ltd.	6.250%	7/15/41	795	822
Teck Resources Ltd.	5.200%	3/1/42	925	842
Teck Resources Ltd.	5.400%	2/1/43	275	257
Vale Canada Ltd.	5.700%	10/15/15	450	482
Vale Canada Ltd.	7.200%	9/15/32	100	106
Vale Overseas Ltd.	6.250%	1/11/16	510	554
Vale Overseas Ltd.	6.250%	1/23/17	200	223
Vale Overseas Ltd.	5.625%	9/15/19	1,075	1,187
Vale Overseas Ltd.	4.625%	9/15/20	1,090	1,134
Vale Overseas Ltd.	4.375%	1/11/22	1,385	1,378
Vale Overseas Ltd.	8.250%	1/17/34	375	449
Vale Overseas Ltd.	6.875%	11/21/36	855	908
Vale Overseas Ltd.	6.875%	11/10/39	1,610	1,716
Vale SA	5.625%	9/11/42	1,050	981
Valspar Corp.	7.250%	6/15/19	50	60
Valspar Corp.	4.200%	1/15/22	25	26
Westlake Chemical Corp.	3.600%	7/15/22	50	48
Westvaco Corp.	7.950%	2/15/31	300	369
Weyerhaeuser Co.	7.375%	10/1/19	550	669
Weyerhaeuser Co.	8.500%	1/15/25	150	195
Weyerhaeuser Co.	7.375%	3/15/32	625	803
Weyerhaeuser Co.	6.875%	12/15/33	125	155

Capital Goods (0.5%)
3M Co.	1.375%	9/29/16	295	300
3M Co.	6.375%	2/15/28	350	452
3M Co.	5.700%	3/15/37	105	126
ABB Finance USA Inc.	1.625%	5/8/17	100	101
ABB Finance USA Inc.	2.875%	5/8/22	375	364
ABB Finance USA Inc.	4.375%	5/8/42	150	149
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	222
Boeing Capital Corp.	2.125%	8/15/16	115	119
Boeing Capital Corp.	4.700%	10/27/19	125	140

Boeing Co.	0.950%	5/15/18	1,425	1,384
Boeing Co.	6.000%	3/15/19	1,850	2,185
Boeing Co.	4.875%	2/15/20	525	588
Boeing Co.	6.625%	2/15/38	100	134
Boeing Co.	6.875%	3/15/39	250	346
Boeing Co.	5.875%	2/15/40	795	983
Carlisle Cos. Inc.	3.750%	11/15/22	175	171
Caterpillar Financial Services Corp.	4.750%	2/17/15	175	182
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,050	2,149
Caterpillar Financial Services Corp.	2.050%	8/1/16	770	793
Caterpillar Financial Services Corp.	1.300%	3/1/18	825	808
Caterpillar Financial Services Corp.	5.450%	4/15/18	875	991
Caterpillar Financial Services Corp.	7.150%	2/15/19	1,235	1,511
Caterpillar Inc.	0.950%	6/26/15	450	453
Caterpillar Inc.	1.500%	6/26/17	450	453
Caterpillar Inc.	3.900%	5/27/21	220	234
Caterpillar Inc.	2.600%	6/26/22	125	119
Caterpillar Inc.	6.050%	8/15/36	895	1,080
Caterpillar Inc.	3.803%	8/15/42	979	874
Cooper US Inc.	2.375%	1/15/16	1,000	1,029
Crane Co.	2.750%	12/15/18	300	301
Crane Co.	4.450%	12/15/23	400	410
CRH America Inc.	4.125%	1/15/16	500	527
CRH America Inc.	6.000%	9/30/16	750	836
CRH America Inc.	5.750%	1/15/21	885	997
Danaher Corp.	2.300%	6/23/16	200	207
Danaher Corp.	3.900%	6/23/21	150	159
Deere & Co.	2.600%	6/8/22	700	670
Deere & Co.	5.375%	10/16/29	455	529
Deere & Co.	8.100%	5/15/30	2,000	2,911
Deere & Co.	7.125%	3/3/31	400	537
Deere & Co.	3.900%	6/9/42	500	464
Dover Corp.	4.300%	3/1/21	145	156
Dover Corp.	6.600%	3/15/38	350	454
Dover Corp.	5.375%	3/1/41	480	541
Eaton Corp.	1.500%	11/2/17	200	199
Eaton Corp.	5.600%	5/15/18	550	620
Eaton Corp.	2.750%	11/2/22	575	544
Eaton Corp.	4.000%	11/2/32	815	787
Eaton Corp.	4.150%	11/2/42	75	70
7 Embraer Overseas Ltd.	5.696%	9/16/23	966	1,001
Embraer SA	5.150%	6/15/22	225	234
Emerson Electric Co.	5.250%	10/15/18	525	598
Emerson Electric Co.	4.875%	10/15/19	275	310
Emerson Electric Co.	4.250%	11/15/20	25	27
Emerson Electric Co.	2.625%	2/15/23	1,000	957
Emerson Electric Co.	6.000%	8/15/32	150	184
Emerson Electric Co.	6.125%	4/15/39	125	155
Emerson Electric Co.	5.250%	11/15/39	135	152
Exelis Inc.	4.250%	10/1/16	225	238
Flowserve Corp.	3.500%	9/15/22	625	616
Flowserve Corp.	4.000%	11/15/23	375	379
General Dynamics Corp.	1.000%	11/15/17	1,100	1,081
General Dynamics Corp.	3.875%	7/15/21	750	792
General Dynamics Corp.	2.250%	11/15/22	900	831
General Dynamics Corp.	3.600%	11/15/42	125	110
General Electric Co.	0.850%	10/9/15	925	929

General Electric Co.	5.250%	12/6/17	1,940	2,198
General Electric Co.	2.700%	10/9/22	1,350	1,309
General Electric Co.	3.375%	3/11/24	2,000	2,012
General Electric Co.	4.125%	10/9/42	2,050	1,967
Honeywell International Inc.	5.400%	3/15/16	245	268
Honeywell International Inc.	5.300%	3/15/17	275	308
Honeywell International Inc.	5.300%	3/1/18	150	170
Honeywell International Inc.	5.000%	2/15/19	105	119
Honeywell International Inc.	4.250%	3/1/21	805	880
Honeywell International Inc.	3.350%	12/1/23	1,325	1,324
Honeywell International Inc.	5.700%	3/15/37	105	125
Honeywell International Inc.	5.375%	3/1/41	1,855	2,159
Illinois Tool Works Inc.	6.250%	4/1/19	450	533
Illinois Tool Works Inc.	3.375%	9/15/21	105	108
Illinois Tool Works Inc.	4.875%	9/15/41	105	111
Illinois Tool Works Inc.	3.900%	9/1/42	725	664
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	800	943
7 Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	125	125
7 Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	250	257
7 Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	125	139
John Deere Capital Corp.	0.875%	4/17/15	50	50
John Deere Capital Corp.	0.950%	6/29/15	300	302
John Deere Capital Corp.	0.700%	9/4/15	50	50
John Deere Capital Corp.	0.750%	1/22/16	275	276
John Deere Capital Corp.	1.850%	9/15/16	185	190
John Deere Capital Corp.	2.000%	1/13/17	375	384
John Deere Capital Corp.	2.800%	9/18/17	550	575
John Deere Capital Corp.	1.200%	10/10/17	475	473
John Deere Capital Corp.	5.750%	9/10/18	530	614
John Deere Capital Corp.	2.250%	4/17/19	150	150
John Deere Capital Corp.	1.700%	1/15/20	550	527
John Deere Capital Corp.	3.900%	7/12/21	125	132
John Deere Capital Corp.	3.150%	10/15/21	105	106
John Deere Capital Corp.	2.750%	3/15/22	75	73
John Deere Capital Corp.	2.800%	1/27/23	1,775	1,698
Joy Global Inc.	6.000%	11/15/16	250	278
Kennametal Inc.	2.650%	11/1/19	200	195
Kennametal Inc.	3.875%	2/15/22	125	123
L-3 Communications Corp.	5.200%	10/15/19	825	900
L-3 Communications Corp.	4.750%	7/15/20	425	447
L-3 Communications Corp.	4.950%	2/15/21	575	616
Lockheed Martin Corp.	7.650%	5/1/16	250	286
Lockheed Martin Corp.	2.125%	9/15/16	245	252
Lockheed Martin Corp.	4.250%	11/15/19	2,005	2,174
Lockheed Martin Corp.	3.350%	9/15/21	80	81
Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,091
Lockheed Martin Corp.	5.500%	11/15/39	180	205
Lockheed Martin Corp.	5.720%	6/1/40	316	365
Martin Marietta Materials Inc.	6.600%	4/15/18	400	452
Mohawk Industries Inc.	3.850%	2/1/23	2,750	2,717
Northrop Grumman Corp.	1.750%	6/1/18	575	566
Northrop Grumman Corp.	3.500%	3/15/21	125	127
Northrop Grumman Corp.	3.250%	8/1/23	400	385
Northrop Grumman Corp.	5.050%	11/15/40	475	494
Northrop Grumman Corp.	4.750%	6/1/43	400	401
Owens Corning	6.500%	12/1/16	1,691	1,881
Owens Corning	4.200%	12/15/22	150	150

Parker Hannifin Corp.	5.500%	5/15/18	1,725	1,956
Parker Hannifin Corp.	3.500%	9/15/22	75	76
Parker Hannifin Corp.	6.250%	5/15/38	75	93
Pentair Finance SA	1.350%	12/1/15	300	302
Precision Castparts Corp.	0.700%	12/20/15	225	226
Precision Castparts Corp.	1.250%	1/15/18	1,650	1,624
Precision Castparts Corp.	2.500%	1/15/23	125	117
Precision Castparts Corp.	3.900%	1/15/43	175	163
Raytheon Co.	6.750%	3/15/18	125	147
Raytheon Co.	3.125%	10/15/20	425	432
Raytheon Co.	2.500%	12/15/22	425	398
Raytheon Co.	7.200%	8/15/27	75	97
Raytheon Co.	4.875%	10/15/40	225	240
Raytheon Co.	4.700%	12/15/41	625	653
Republic Services Inc.	3.800%	5/15/18	2,535	2,695
Republic Services Inc.	5.500%	9/15/19	325	369
Republic Services Inc.	5.000%	3/1/20	125	138
Republic Services Inc.	5.250%	11/15/21	50	56
Republic Services Inc.	3.550%	6/1/22	300	300
Republic Services Inc.	6.200%	3/1/40	475	578
Republic Services Inc.	5.700%	5/15/41	500	571
Rockwell Automation Inc.	5.650%	12/1/17	25	28
Rockwell Automation Inc.	6.700%	1/15/28	200	250
Rockwell Automation Inc.	6.250%	12/1/37	325	395
Rockwell Collins Inc.	5.250%	7/15/19	50	56
Rockwell Collins Inc.	3.100%	11/15/21	125	124
Roper Industries Inc.	2.050%	10/1/18	1,175	1,157
Roper Industries Inc.	6.250%	9/1/19	1,275	1,469
Snap-on Inc.	6.125%	9/1/21	200	231
Sonoco Products Co.	4.375%	11/1/21	65	68
Sonoco Products Co.	5.750%	11/1/40	265	298
Stanley Black & Decker Inc.	3.400%	12/1/21	450	453
Stanley Black & Decker Inc.	5.200%	9/1/40	150	162
Textron Inc.	5.600%	12/1/17	125	138
Textron Inc.	7.250%	10/1/19	650	775
Textron Inc.	4.300%	3/1/24	2,125	2,157
Tyco International Finance SA	8.500%	1/15/19	200	246
Tyco International Finance SA / Tyco
International Ltd.	7.000%	12/15/19	300	360
United Technologies Corp.	4.875%	5/1/15	115	121
United Technologies Corp.	1.800%	6/1/17	620	631
United Technologies Corp.	5.375%	12/15/17	1,575	1,797
United Technologies Corp.	6.125%	2/1/19	2,633	3,108
United Technologies Corp.	4.500%	4/15/20	445	493
United Technologies Corp.	3.100%	6/1/22	1,350	1,347
United Technologies Corp.	6.700%	8/1/28	200	254
United Technologies Corp.	7.500%	9/15/29	100	139
United Technologies Corp.	5.400%	5/1/35	400	463
United Technologies Corp.	6.050%	6/1/36	285	353
United Technologies Corp.	6.125%	7/15/38	500	626
United Technologies Corp.	5.700%	4/15/40	525	626
United Technologies Corp.	4.500%	6/1/42	2,225	2,262
Waste Management Inc.	2.600%	9/1/16	205	213
Waste Management Inc.	6.100%	3/15/18	1,100	1,273
Waste Management Inc.	7.375%	3/11/19	80	97
Waste Management Inc.	4.600%	3/1/21	275	298
Waste Management Inc.	7.100%	8/1/26	325	411

Waste Management Inc.	7.750%	5/15/32	185	256
Waste Management Inc.	6.125%	11/30/39	400	484

Communication (1.0%)
21st Century Fox America Inc.	5.300%	12/15/14	205	212
21st Century Fox America Inc.	6.900%	3/1/19	1,160	1,399
21st Century Fox America Inc.	5.650%	8/15/20	500	572
21st Century Fox America Inc.	4.500%	2/15/21	435	473
21st Century Fox America Inc.	3.000%	9/15/22	500	482
21st Century Fox America Inc.	4.000%	10/1/23	275	280
21st Century Fox America Inc.	6.550%	3/15/33	892	1,065
21st Century Fox America Inc.	6.200%	12/15/34	825	956
21st Century Fox America Inc.	6.400%	12/15/35	750	892
21st Century Fox America Inc.	8.150%	10/17/36	385	509
21st Century Fox America Inc.	6.150%	3/1/37	345	398
21st Century Fox America Inc.	6.900%	8/15/39	425	531
21st Century Fox America Inc.	5.400%	10/1/43	175	188
Alltel Corp.	6.800%	5/1/29	128	156
America Movil SAB de CV	5.750%	1/15/15	833	866
America Movil SAB de CV	2.375%	9/8/16	900	927
America Movil SAB de CV	5.625%	11/15/17	350	397
America Movil SAB de CV	5.000%	10/16/19	850	939
America Movil SAB de CV	5.000%	3/30/20	710	786
America Movil SAB de CV	3.125%	7/16/22	200	191
America Movil SAB de CV	6.375%	3/1/35	200	231
America Movil SAB de CV	6.125%	11/15/37	300	337
America Movil SAB de CV	6.125%	3/30/40	1,210	1,374
America Movil SAB de CV	4.375%	7/16/42	425	379
American Tower Corp.	4.625%	4/1/15	75	78
American Tower Corp.	4.500%	1/15/18	1,400	1,513
American Tower Corp.	5.050%	9/1/20	205	221
American Tower Corp.	5.900%	11/1/21	1,500	1,681
American Tower Corp.	3.500%	1/31/23	1,640	1,550
American Tower Corp.	5.000%	2/15/24	1,150	1,200
AT&T Corp.	8.000%	11/15/31	1,001	1,385
AT&T Inc.	2.500%	8/15/15	2,285	2,343
AT&T Inc.	0.900%	2/12/16	500	501
AT&T Inc.	2.950%	5/15/16	160	167
AT&T Inc.	5.625%	6/15/16	525	579
AT&T Inc.	2.400%	8/15/16	445	460
AT&T Inc.	1.600%	2/15/17	500	504
AT&T Inc.	1.700%	6/1/17	2,175	2,188
AT&T Inc.	5.500%	2/1/18	2,385	2,694
AT&T Inc.	5.600%	5/15/18	250	284
AT&T Inc.	2.375%	11/27/18	950	955
AT&T Inc.	5.800%	2/15/19	325	375
AT&T Inc.	2.300%	3/11/19	625	621
AT&T Inc.	4.450%	5/15/21	485	525
AT&T Inc.	3.875%	8/15/21	3,615	3,773
AT&T Inc.	3.000%	2/15/22	600	583
AT&T Inc.	2.625%	12/1/22	875	814
AT&T Inc.	3.900%	3/11/24	450	448
AT&T Inc.	6.450%	6/15/34	945	1,116
AT&T Inc.	6.500%	9/1/37	448	526
AT&T Inc.	6.300%	1/15/38	885	1,012
AT&T Inc.	6.400%	5/15/38	550	637
AT&T Inc.	6.550%	2/15/39	410	484

AT&T Inc.	5.350%	9/1/40	1,755	1,791
AT&T Inc.	5.550%	8/15/41	210	219
AT&T Inc.	4.300%	12/15/42	1,773	1,569
AT&T Inc.	4.350%	6/15/45	1,306	1,149
AT&T Mobility LLC	7.125%	12/15/31	400	510
Bellsouth Capital Funding Corp.	7.875%	2/15/30	78	97
BellSouth Corp.	6.875%	10/15/31	231	274
BellSouth Corp.	6.550%	6/15/34	261	297
BellSouth Corp.	6.000%	11/15/34	119	130
BellSouth Telecommunications LLC	6.375%	6/1/28	790	888
British Telecommunications plc	1.250%	2/14/17	150	150
British Telecommunications plc	5.950%	1/15/18	1,440	1,641
British Telecommunications plc	2.350%	2/14/19	200	199
British Telecommunications plc	9.625%	12/15/30	1,125	1,733
CBS Corp.	5.750%	4/15/20	360	411
CBS Corp.	4.300%	2/15/21	550	580
CBS Corp.	3.375%	3/1/22	725	713
CBS Corp.	7.875%	7/30/30	400	524
CBS Corp.	5.500%	5/15/33	200	212
CBS Corp.	4.850%	7/1/42	225	219
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	500	488
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	555	701
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	1,108	1,572
Comcast Cable Communications LLC	8.875%	5/1/17	850	1,040
Comcast Corp.	5.900%	3/15/16	1,265	1,391
Comcast Corp.	5.700%	5/15/18	1,475	1,695
Comcast Corp.	5.700%	7/1/19	1,730	2,004
Comcast Corp.	3.125%	7/15/22	100	99
Comcast Corp.	2.850%	1/15/23	900	870
Comcast Corp.	3.600%	3/1/24	225	227
Comcast Corp.	4.250%	1/15/33	2,450	2,404
Comcast Corp.	7.050%	3/15/33	1,000	1,296
Comcast Corp.	6.500%	11/15/35	1,075	1,333
Comcast Corp.	6.450%	3/15/37	900	1,107
Comcast Corp.	6.950%	8/15/37	1,220	1,585
Comcast Corp.	6.400%	5/15/38	600	737
Comcast Corp.	4.650%	7/15/42	1,125	1,119
Comcast Corp.	4.500%	1/15/43	225	220
Comcast Corp.	4.750%	3/1/44	200	203
COX Communications Inc.	5.500%	10/1/15	600	640
Deutsche Telekom International Finance BV	5.750%	3/23/16	425	465
Deutsche Telekom International Finance BV	6.750%	8/20/18	325	385
Deutsche Telekom International Finance BV	6.000%	7/8/19	1,025	1,203
Deutsche Telekom International Finance BV	8.750%	6/15/30	1,725	2,485
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	75	78
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	2,330	2,674
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	500	548
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	2,725	2,930
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	1,075	1,081

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	275	298
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	1,225	1,332
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	1,075	1,019
Discovery Communications LLC	5.050%	6/1/20	1,150	1,276
Discovery Communications LLC	4.375%	6/15/21	205	218
Discovery Communications LLC	3.300%	5/15/22	125	122
Discovery Communications LLC	3.250%	4/1/23	500	481
Discovery Communications LLC	4.950%	5/15/42	225	220
Discovery Communications LLC	4.875%	4/1/43	175	171
Embarq Corp.	7.082%	6/1/16	425	477
Embarq Corp.	7.995%	6/1/36	405	424
Graham Holdings Co.	7.250%	2/1/19	150	175
Grupo Televisa SAB	6.000%	5/15/18	1,400	1,569
Grupo Televisa SAB	6.625%	3/18/25	450	521
Grupo Televisa SAB	6.625%	1/15/40	500	570
GTE Corp.	6.940%	4/15/28	325	394
Interpublic Group of Cos. Inc.	3.750%	2/15/23	1,000	974
Interpublic Group of Cos. Inc.	4.200%	4/15/24	825	823
McGraw Hill Financial Inc.	5.900%	11/15/17	150	167
McGraw Hill Financial Inc.	6.550%	11/15/37	350	351
Moody's Corp.	4.500%	9/1/22	1,400	1,447
NBCUniversal Media LLC	3.650%	4/30/15	200	207
NBCUniversal Media LLC	2.875%	4/1/16	2,345	2,441
NBCUniversal Media LLC	5.150%	4/30/20	925	1,050
NBCUniversal Media LLC	4.375%	4/1/21	205	222
NBCUniversal Media LLC	6.400%	4/30/40	350	434
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,267
NBCUniversal Media LLC	4.450%	1/15/43	100	97
New Cingular Wireless Services Inc.	8.750%	3/1/31	155	228
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	100	99
Omnicom Group Inc.	5.900%	4/15/16	50	55
Omnicom Group Inc.	6.250%	7/15/19	675	790
Omnicom Group Inc.	4.450%	8/15/20	1,250	1,337
Omnicom Group Inc.	3.625%	5/1/22	1,100	1,096
Orange SA	2.750%	9/14/16	820	852
Orange SA	2.750%	2/6/19	900	912
Orange SA	5.375%	7/8/19	1,025	1,152
Orange SA	4.125%	9/14/21	902	930
Orange SA	9.000%	3/1/31	785	1,134
Orange SA	5.375%	1/13/42	25	26
Orange SA	5.500%	2/6/44	575	596
Pacific Bell Telephone Co.	7.125%	3/15/26	200	251
Qwest Corp.	6.500%	6/1/17	275	311
Qwest Corp.	6.750%	12/1/21	410	458
Qwest Corp.	7.250%	9/15/25	175	200
Qwest Corp.	6.875%	9/15/33	375	370
Qwest Corp.	7.125%	11/15/43	550	553
Reed Elsevier Capital Inc.	8.625%	1/15/19	259	327
Reed Elsevier Capital Inc.	3.125%	10/15/22	705	677
Rogers Communications Inc.	6.800%	8/15/18	950	1,130
Rogers Communications Inc.	3.000%	3/15/23	230	216
Rogers Communications Inc.	4.100%	10/1/23	225	230
Rogers Communications Inc.	4.500%	3/15/43	250	234
Rogers Communications Inc.	5.000%	3/15/44	1,750	1,755

Telefonica Emisiones SAU	3.729%	4/27/15	300	309
Telefonica Emisiones SAU	6.421%	6/20/16	475	526
Telefonica Emisiones SAU	3.192%	4/27/18	1,025	1,050
Telefonica Emisiones SAU	5.877%	7/15/19	1,050	1,183
Telefonica Emisiones SAU	5.134%	4/27/20	705	763
Telefonica Emisiones SAU	5.462%	2/16/21	350	384
Telefonica Emisiones SAU	4.570%	4/27/23	2,250	2,300
Telefonica Emisiones SAU	7.045%	6/20/36	690	835
Telefonica Europe BV	8.250%	9/15/30	750	971
Thomson Reuters Corp.	1.300%	2/23/17	450	448
Thomson Reuters Corp.	6.500%	7/15/18	50	58
Thomson Reuters Corp.	4.700%	10/15/19	125	137
Thomson Reuters Corp.	4.300%	11/23/23	600	614
Thomson Reuters Corp.	5.500%	8/15/35	350	361
Thomson Reuters Corp.	5.850%	4/15/40	1,425	1,527
Thomson Reuters Corp.	5.650%	11/23/43	625	660
Time Warner Cable Inc.	3.500%	2/1/15	450	461
Time Warner Cable Inc.	5.850%	5/1/17	825	929
Time Warner Cable Inc.	6.750%	7/1/18	475	557
Time Warner Cable Inc.	8.250%	4/1/19	700	874
Time Warner Cable Inc.	5.000%	2/1/20	2,695	2,945
Time Warner Cable Inc.	4.125%	2/15/21	500	523
Time Warner Cable Inc.	4.000%	9/1/21	850	882
Time Warner Cable Inc.	6.550%	5/1/37	550	639
Time Warner Cable Inc.	7.300%	7/1/38	1,000	1,257
Time Warner Cable Inc.	6.750%	6/15/39	1,600	1,899
Time Warner Cable Inc.	5.875%	11/15/40	600	653
Time Warner Cable Inc.	5.500%	9/1/41	750	780
Time Warner Cable Inc.	4.500%	9/15/42	475	433
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,045
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	138
United States Cellular Corp.	6.700%	12/15/33	1,250	1,257
Verizon Communications Inc.	5.550%	2/15/16	250	273
Verizon Communications Inc.	3.000%	4/1/16	380	397
Verizon Communications Inc.	2.500%	9/15/16	1,430	1,481
Verizon Communications Inc.	2.000%	11/1/16	2,825	2,893
Verizon Communications Inc.	1.100%	11/1/17	200	197
Verizon Communications Inc.	5.500%	2/15/18	925	1,054
Verizon Communications Inc.	6.100%	4/15/18	155	180
Verizon Communications Inc.	3.650%	9/14/18	3,505	3,723
Verizon Communications Inc.	8.750%	11/1/18	1,470	1,879
Verizon Communications Inc.	4.500%	9/15/20	1,505	1,632
Verizon Communications Inc.	3.450%	3/15/21	300	304
Verizon Communications Inc.	4.600%	4/1/21	1,440	1,561
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,047
Verizon Communications Inc.	2.450%	11/1/22	1,925	1,754
Verizon Communications Inc.	5.150%	9/15/23	8,765	9,586
Verizon Communications Inc.	4.150%	3/15/24	300	304
Verizon Communications Inc.	7.750%	12/1/30	1,135	1,501
Verizon Communications Inc.	6.400%	9/15/33	3,150	3,727
Verizon Communications Inc.	5.050%	3/15/34	675	692
Verizon Communications Inc.	5.850%	9/15/35	500	556
Verizon Communications Inc.	6.250%	4/1/37	775	895
Verizon Communications Inc.	6.400%	2/15/38	1,360	1,591
Verizon Communications Inc.	6.900%	4/15/38	350	432
Verizon Communications Inc.	7.350%	4/1/39	1,200	1,551
Verizon Communications Inc.	6.000%	4/1/41	445	504

Verizon Communications Inc.	4.750%	11/1/41	625	602
Verizon Communications Inc.	3.850%	11/1/42	250	209
Verizon Communications Inc.	6.550%	9/15/43	7,885	9,540
Verizon Maryland LLC	5.125%	6/15/33	1,000	1,002
Verizon New England Inc.	7.875%	11/15/29	250	306
Verizon New York Inc.	7.375%	4/1/32	500	597
Vodafone Group plc	5.625%	2/27/17	2,060	2,314
Vodafone Group plc	1.625%	3/20/17	625	631
Vodafone Group plc	1.250%	9/26/17	1,350	1,335
Vodafone Group plc	1.500%	2/19/18	1,450	1,428
Vodafone Group plc	4.625%	7/15/18	125	138
Vodafone Group plc	5.450%	6/10/19	275	315
Vodafone Group plc	2.500%	9/26/22	200	183
Vodafone Group plc	2.950%	2/19/23	545	510
Vodafone Group plc	7.875%	2/15/30	425	569
Vodafone Group plc	6.250%	11/30/32	350	406
Vodafone Group plc	6.150%	2/27/37	755	860
Vodafone Group plc	4.375%	2/19/43	675	607
WPP Finance 2010	4.750%	11/21/21	221	237
WPP Finance 2010	5.125%	9/7/42	1,050	1,033

Consumer Cyclical (0.7%)
Advance Auto Parts Inc.	4.500%	12/1/23	400	412
Amazon.com Inc.	0.650%	11/27/15	350	351
Amazon.com Inc.	1.200%	11/29/17	650	643
Amazon.com Inc.	2.500%	11/29/22	475	443
American Honda Finance Corp.	1.125%	10/7/16	600	605
American Honda Finance Corp.	2.125%	10/10/18	450	452
AutoZone Inc.	1.300%	1/13/17	350	350
AutoZone Inc.	7.125%	8/1/18	750	897
AutoZone Inc.	3.125%	7/15/23	275	260
BorgWarner Inc.	4.625%	9/15/20	50	54
Brinker International Inc.	2.600%	5/15/18	25	25
Brinker International Inc.	3.875%	5/15/23	1,600	1,500
Carnival Corp.	1.200%	2/5/16	275	276
Carnival Corp.	3.950%	10/15/20	200	205
Costco Wholesale Corp.	5.500%	3/15/17	875	985
Costco Wholesale Corp.	1.125%	12/15/17	1,825	1,806
Cummins Inc.	3.650%	10/1/23	350	356
Cummins Inc.	4.875%	10/1/43	400	429
CVS Caremark Corp.	4.875%	9/15/14	175	179
CVS Caremark Corp.	3.250%	5/18/15	705	726
CVS Caremark Corp.	1.200%	12/5/16	150	151
CVS Caremark Corp.	5.750%	6/1/17	496	561
CVS Caremark Corp.	2.250%	12/5/18	375	376
CVS Caremark Corp.	4.750%	5/18/20	625	685
CVS Caremark Corp.	2.750%	12/1/22	975	920
CVS Caremark Corp.	4.000%	12/5/23	660	677
CVS Caremark Corp.	6.250%	6/1/27	125	153
CVS Caremark Corp.	6.125%	9/15/39	125	151
CVS Caremark Corp.	5.750%	5/15/41	1,255	1,450
CVS Caremark Corp.	5.300%	12/5/43	425	468
7 Daimler Finance North America LLC	2.625%	9/15/16	225	233
Daimler Finance North America LLC	8.500%	1/18/31	905	1,344
Darden Restaurants Inc.	6.200%	10/15/17	150	171
Darden Restaurants Inc.	4.500%	10/15/21	670	662
Delphi Corp.	6.125%	5/15/21	300	334

Delphi Corp.	5.000%	2/15/23	450	478
Dollar General Corp.	3.250%	4/15/23	950	893
eBay Inc.	1.625%	10/15/15	125	127
eBay Inc.	1.350%	7/15/17	625	625
eBay Inc.	3.250%	10/15/20	125	128
eBay Inc.	2.600%	7/15/22	825	783
eBay Inc.	4.000%	7/15/42	75	66
Expedia Inc.	5.950%	8/15/20	1,750	1,933
Family Dollar Stores Inc.	5.000%	2/1/21	125	131
Ford Motor Co.	6.625%	10/1/28	575	678
Ford Motor Co.	6.375%	2/1/29	275	314
Ford Motor Co.	7.450%	7/16/31	1,075	1,382
Ford Motor Co.	4.750%	1/15/43	775	751
Ford Motor Co.	7.400%	11/1/46	300	389
Ford Motor Credit Co. LLC	7.000%	4/15/15	975	1,037
Ford Motor Credit Co. LLC	2.750%	5/15/15	475	485
Ford Motor Credit Co. LLC	12.000%	5/15/15	375	421
Ford Motor Credit Co. LLC	5.625%	9/15/15	325	347
Ford Motor Credit Co. LLC	4.207%	4/15/16	3,225	3,423
Ford Motor Credit Co. LLC	1.700%	5/9/16	225	227
Ford Motor Credit Co. LLC	3.984%	6/15/16	200	212
Ford Motor Credit Co. LLC	8.000%	12/15/16	525	615
Ford Motor Credit Co. LLC	4.250%	2/3/17	1,650	1,770
Ford Motor Credit Co. LLC	6.625%	8/15/17	2,025	2,340
Ford Motor Credit Co. LLC	5.000%	5/15/18	2,425	2,680
Ford Motor Credit Co. LLC	2.875%	10/1/18	525	535
Ford Motor Credit Co. LLC	8.125%	1/15/20	775	978
Ford Motor Credit Co. LLC	5.750%	2/1/21	450	512
Ford Motor Credit Co. LLC	5.875%	8/2/21	725	832
Ford Motor Credit Co. LLC	4.250%	9/20/22	1,075	1,107
Ford Motor Credit Co. LLC	4.375%	8/6/23	850	876
Gap Inc.	5.950%	4/12/21	2,550	2,870
Historic TW Inc.	9.150%	2/1/23	975	1,332
Historic TW Inc.	6.625%	5/15/29	200	241
Home Depot Inc.	5.400%	3/1/16	1,305	1,423
Home Depot Inc.	2.250%	9/10/18	2,925	2,974
Home Depot Inc.	4.400%	4/1/21	1,610	1,772
Home Depot Inc.	2.700%	4/1/23	600	569
Home Depot Inc.	3.750%	2/15/24	900	920
Home Depot Inc.	5.875%	12/16/36	745	896
Home Depot Inc.	5.950%	4/1/41	375	456
Home Depot Inc.	4.200%	4/1/43	750	725
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,246
Host Hotels & Resorts LP	3.750%	10/15/23	1,950	1,891
Hyatt Hotels Corp.	3.375%	7/15/23	1,550	1,473
International Game Technology	7.500%	6/15/19	375	441
International Game Technology	5.500%	6/15/20	125	135
Johnson Controls Inc.	2.600%	12/1/16	150	155
Johnson Controls Inc.	5.000%	3/30/20	200	222
Johnson Controls Inc.	4.250%	3/1/21	745	798
Johnson Controls Inc.	3.750%	12/1/21	175	181
Johnson Controls Inc.	6.000%	1/15/36	125	145
Johnson Controls Inc.	5.700%	3/1/41	205	232
Johnson Controls Inc.	5.250%	12/1/41	100	107
Kohl's Corp.	6.250%	12/15/17	200	230
Kohl's Corp.	4.000%	11/1/21	845	863
Kohl's Corp.	6.000%	1/15/33	225	242

Kohl's Corp.	6.875%	12/15/37	100	118
Lowe's Cos. Inc.	5.000%	10/15/15	75	80
Lowe's Cos. Inc.	1.625%	4/15/17	925	938
Lowe's Cos. Inc.	6.100%	9/15/17	200	230
Lowe's Cos. Inc.	4.625%	4/15/20	445	490
Lowe's Cos. Inc.	3.750%	4/15/21	205	216
Lowe's Cos. Inc.	3.800%	11/15/21	250	264
Lowe's Cos. Inc.	3.120%	4/15/22	2,125	2,117
Lowe's Cos. Inc.	3.875%	9/15/23	300	311
Lowe's Cos. Inc.	6.875%	2/15/28	367	457
Lowe's Cos. Inc.	5.800%	4/15/40	180	211
Lowe's Cos. Inc.	5.125%	11/15/41	100	108
Lowe's Cos. Inc.	4.650%	4/15/42	1,200	1,220
Lowe's Cos. Inc.	5.000%	9/15/43	100	106
Macy's Retail Holdings Inc.	7.875%	7/15/15	1,660	1,803
Macy's Retail Holdings Inc.	5.900%	12/1/16	239	267
Macy's Retail Holdings Inc.	7.450%	7/15/17	1,000	1,180
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	155
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	578
Macy's Retail Holdings Inc.	6.375%	3/15/37	275	330
Macy's Retail Holdings Inc.	5.125%	1/15/42	25	26
Marriott International Inc.	6.200%	6/15/16	150	165
Marriott International Inc.	6.375%	6/15/17	50	57
Marriott International Inc.	3.000%	3/1/19	125	127
Marriott International Inc.	3.375%	10/15/20	850	860
McDonald's Corp.	5.300%	3/15/17	400	447
McDonald's Corp.	5.800%	10/15/17	550	631
McDonald's Corp.	5.350%	3/1/18	880	1,000
McDonald's Corp.	2.625%	1/15/22	410	398
McDonald's Corp.	6.300%	3/1/38	300	379
McDonald's Corp.	5.700%	2/1/39	25	29
McDonald's Corp.	3.700%	2/15/42	1,225	1,098
McDonald's Corp.	3.625%	5/1/43	275	242
MDC Holdings Inc.	5.500%	1/15/24	350	359
MDC Holdings Inc.	6.000%	1/15/43	300	268
NIKE Inc.	2.250%	5/1/23	50	46
NIKE Inc.	3.625%	5/1/43	125	111
Nordstrom Inc.	4.750%	5/1/20	600	659
Nordstrom Inc.	4.000%	10/15/21	585	616
Nordstrom Inc.	6.950%	3/15/28	200	248
7 Nordstrom Inc.	5.000%	1/15/44	197	206
NVR Inc.	3.950%	9/15/22	225	223
O'Reilly Automotive Inc.	4.875%	1/14/21	50	54
O'Reilly Automotive Inc.	4.625%	9/15/21	550	588
O'Reilly Automotive Inc.	3.800%	9/1/22	25	25
O'Reilly Automotive Inc.	3.850%	6/15/23	150	148
PACCAR Financial Corp.	1.050%	6/5/15	100	101
PACCAR Financial Corp.	1.150%	8/16/16	625	630
PACCAR Financial Corp.	1.600%	3/15/17	400	404
7 QVC Inc.	3.125%	4/1/19	400	399
QVC Inc.	5.125%	7/2/22	25	26
QVC Inc.	4.375%	3/15/23	75	74
7 QVC Inc.	4.850%	4/1/24	525	527
QVC Inc.	5.950%	3/15/43	325	326
Ralph Lauren Corp.	2.125%	9/26/18	200	200
Staples Inc.	4.375%	1/12/23	300	289
Starbucks Corp.	0.875%	12/5/16	25	25

Starbucks Corp.	3.850%	10/1/23	800	816
Target Corp.	5.375%	5/1/17	200	225
Target Corp.	6.000%	1/15/18	495	571
Target Corp.	3.875%	7/15/20	145	155
Target Corp.	2.900%	1/15/22	900	883
Target Corp.	6.350%	11/1/32	450	553
Target Corp.	7.000%	1/15/38	1,081	1,434
Target Corp.	4.000%	7/1/42	500	460
Time Warner Cos. Inc.	6.950%	1/15/28	1,795	2,247
Time Warner Inc.	3.150%	7/15/15	860	889
Time Warner Inc.	4.875%	3/15/20	1,240	1,372
Time Warner Inc.	4.700%	1/15/21	700	765
Time Warner Inc.	4.750%	3/29/21	600	658
Time Warner Inc.	4.000%	1/15/22	205	213
Time Warner Inc.	4.050%	12/15/23	75	77
Time Warner Inc.	7.625%	4/15/31	835	1,108
Time Warner Inc.	7.700%	5/1/32	590	791
Time Warner Inc.	6.200%	3/15/40	150	173
Time Warner Inc.	6.100%	7/15/40	825	951
Time Warner Inc.	6.250%	3/29/41	325	381
Time Warner Inc.	5.375%	10/15/41	205	217
Time Warner Inc.	5.350%	12/15/43	125	133
TJX Cos. Inc.	6.950%	4/15/19	175	210
TJX Cos. Inc.	2.500%	5/15/23	2,100	1,948
Toyota Motor Credit Corp.	1.000%	2/17/15	625	629
Toyota Motor Credit Corp.	3.200%	6/17/15	700	723
Toyota Motor Credit Corp.	0.875%	7/17/15	75	75
Toyota Motor Credit Corp.	2.800%	1/11/16	535	556
Toyota Motor Credit Corp.	2.000%	9/15/16	1,450	1,490
Toyota Motor Credit Corp.	2.050%	1/12/17	950	976
Toyota Motor Credit Corp.	1.250%	10/5/17	575	571
Toyota Motor Credit Corp.	1.375%	1/10/18	825	817
Toyota Motor Credit Corp.	2.000%	10/24/18	1,125	1,123
Toyota Motor Credit Corp.	2.100%	1/17/19	1,000	996
Toyota Motor Credit Corp.	4.250%	1/11/21	300	327
Toyota Motor Credit Corp.	3.400%	9/15/21	305	314
Toyota Motor Credit Corp.	3.300%	1/12/22	650	656
Toyota Motor Credit Corp.	2.625%	1/10/23	550	521
VF Corp.	5.950%	11/1/17	250	288
VF Corp.	3.500%	9/1/21	380	391
VF Corp.	6.450%	11/1/37	150	187
Viacom Inc.	2.500%	12/15/16	250	259
Viacom Inc.	3.500%	4/1/17	540	574
Viacom Inc.	2.500%	9/1/18	175	177
Viacom Inc.	2.200%	4/1/19	625	621
Viacom Inc.	5.625%	9/15/19	650	743
Viacom Inc.	4.500%	3/1/21	245	264
Viacom Inc.	3.875%	12/15/21	2,475	2,533
Viacom Inc.	3.125%	6/15/22	75	72
Viacom Inc.	4.250%	9/1/23	175	180
Viacom Inc.	3.875%	4/1/24	625	624
Viacom Inc.	6.875%	4/30/36	915	1,135
Viacom Inc.	4.375%	3/15/43	212	189
Viacom Inc.	5.850%	9/1/43	1,075	1,189
Viacom Inc.	5.250%	4/1/44	650	665
Wal-Mart Stores Inc.	4.500%	7/1/15	450	473
Wal-Mart Stores Inc.	1.500%	10/25/15	615	625

Wal-Mart Stores Inc.	0.600%	4/11/16	425	426
Wal-Mart Stores Inc.	5.375%	4/5/17	200	225
Wal-Mart Stores Inc.	5.800%	2/15/18	655	756
Wal-Mart Stores Inc.	1.125%	4/11/18	2,225	2,178
Wal-Mart Stores Inc.	1.950%	12/15/18	750	750
Wal-Mart Stores Inc.	3.625%	7/8/20	50	53
Wal-Mart Stores Inc.	3.250%	10/25/20	1,135	1,175
Wal-Mart Stores Inc.	4.250%	4/15/21	1,615	1,764
Wal-Mart Stores Inc.	2.550%	4/11/23	575	542
Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	2,886
Wal-Mart Stores Inc.	5.250%	9/1/35	455	512
Wal-Mart Stores Inc.	6.500%	8/15/37	960	1,245
Wal-Mart Stores Inc.	6.200%	4/15/38	800	1,002
Wal-Mart Stores Inc.	5.000%	10/25/40	1,065	1,165
Wal-Mart Stores Inc.	5.625%	4/15/41	2,040	2,405
Wal-Mart Stores Inc.	4.000%	4/11/43	575	537
Wal-Mart Stores Inc.	4.750%	10/2/43	1,625	1,711
Walgreen Co.	1.800%	9/15/17	2,000	2,014
Walgreen Co.	5.250%	1/15/19	830	943
Walgreen Co.	3.100%	9/15/22	1,000	959
Walt Disney Co.	0.875%	12/1/14	1,125	1,130
Walt Disney Co.	1.350%	8/16/16	165	168
Walt Disney Co.	5.625%	9/15/16	500	558
Walt Disney Co.	1.100%	12/1/17	850	841
Walt Disney Co.	2.350%	12/1/22	25	23
Walt Disney Co.	4.375%	8/16/41	225	227
Walt Disney Co.	4.125%	12/1/41	1,350	1,313
Walt Disney Co.	3.700%	12/1/42	450	409
Western Union Co.	5.930%	10/1/16	400	443
Western Union Co.	6.200%	11/17/36	325	325
Wyndham Worldwide Corp.	2.950%	3/1/17	425	438
Wyndham Worldwide Corp.	2.500%	3/1/18	250	252
Wyndham Worldwide Corp.	4.250%	3/1/22	500	506
Wyndham Worldwide Corp.	3.900%	3/1/23	175	172
Yum! Brands Inc.	5.300%	9/15/19	479	534

Consumer Noncyclical (1.4%)
Abbott Laboratories	5.125%	4/1/19	246	280
Abbott Laboratories	6.150%	11/30/37	550	691
Abbott Laboratories	6.000%	4/1/39	200	248
Abbott Laboratories	5.300%	5/27/40	145	168
AbbVie Inc.	1.200%	11/6/15	1,525	1,538
AbbVie Inc.	1.750%	11/6/17	2,525	2,533
AbbVie Inc.	2.000%	11/6/18	900	892
AbbVie Inc.	2.900%	11/6/22	2,850	2,740
AbbVie Inc.	4.400%	11/6/42	1,725	1,685
Actavis Inc.	1.875%	10/1/17	250	249
Actavis Inc.	3.250%	10/1/22	1,950	1,877
Actavis Inc.	4.625%	10/1/42	625	601
Allergan Inc.	5.750%	4/1/16	125	138
Allergan Inc.	1.350%	3/15/18	175	172
Allergan Inc.	2.800%	3/15/23	125	119
Altria Group Inc.	9.700%	11/10/18	1,182	1,558
Altria Group Inc.	9.250%	8/6/19	613	811
Altria Group Inc.	4.750%	5/5/21	675	735
Altria Group Inc.	4.000%	1/31/24	100	100
Altria Group Inc.	9.950%	11/10/38	869	1,393

Altria Group Inc.	10.200%	2/6/39	768	1,259
Altria Group Inc.	4.500%	5/2/43	175	161
Altria Group Inc.	5.375%	1/31/44	775	815
AmerisourceBergen Corp.	5.875%	9/15/15	1,175	1,262
AmerisourceBergen Corp.	3.500%	11/15/21	850	871
Amgen Inc.	2.300%	6/15/16	1,880	1,937
Amgen Inc.	2.500%	11/15/16	390	405
Amgen Inc.	2.125%	5/15/17	1,375	1,407
Amgen Inc.	5.850%	6/1/17	125	142
Amgen Inc.	5.700%	2/1/19	780	903
Amgen Inc.	3.450%	10/1/20	275	283
Amgen Inc.	4.100%	6/15/21	610	648
Amgen Inc.	3.875%	11/15/21	840	883
Amgen Inc.	3.625%	5/15/22	625	638
Amgen Inc.	6.375%	6/1/37	400	484
Amgen Inc.	6.900%	6/1/38	625	800
Amgen Inc.	6.400%	2/1/39	700	855
Amgen Inc.	4.950%	10/1/41	100	100
Amgen Inc.	5.150%	11/15/41	970	995
Amgen Inc.	5.650%	6/15/42	750	836
Amgen Inc.	5.375%	5/15/43	250	268
Anheuser-Busch Cos. LLC	5.500%	1/15/18	250	284
Anheuser-Busch Cos. LLC	6.800%	8/20/32	900	1,161
Anheuser-Busch InBev Finance Inc.	0.800%	1/15/16	2,175	2,183
Anheuser-Busch InBev Finance Inc.	1.125%	1/27/17	500	501
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	1,800	1,798
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	500	470
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	2,200	2,223
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	931
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	550	562
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	300	312
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	1,575	1,580
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	3,020	3,753
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	375	459
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,835	2,110
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,265	2,552
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	150	164
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,116
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	320
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	750	670
Archer-Daniels-Midland Co.	5.450%	3/15/18	150	170
Archer-Daniels-Midland Co.	4.479%	3/1/21	855	927
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	413
Archer-Daniels-Midland Co.	5.375%	9/15/35	225	254
Archer-Daniels-Midland Co.	5.765%	3/1/41	580	690
Archer-Daniels-Midland Co.	4.016%	4/16/43	250	232
4 Ascension Health Alliance	4.847%	11/15/53	625	640
AstraZeneca plc	5.900%	9/15/17	285	327
AstraZeneca plc	6.450%	9/15/37	2,205	2,769
Avon Products Inc.	2.375%	3/15/16	300	305
Avon Products Inc.	4.600%	3/15/20	50	51
Avon Products Inc.	5.000%	3/15/23	150	150
Avon Products Inc.	6.950%	3/15/43	350	351
Baptist Health South Florida Obligated Group
Revenue	4.590%	8/15/21	100	107
Baxter International Inc.	4.625%	3/15/15	250	260
Baxter International Inc.	5.900%	9/1/16	150	168

Baxter International Inc.	1.850%	1/15/17	150	153
Baxter International Inc.	2.400%	8/15/22	200	185
Baxter International Inc.	6.250%	12/1/37	100	125
Baxter International Inc.	3.650%	8/15/42	150	130
Baxter International Inc.	4.500%	6/15/43	575	568
Beam Inc.	5.375%	1/15/16	4	4
Beam Inc.	1.750%	6/15/18	50	49
Beam Inc.	3.250%	5/15/22	25	24
Beam Inc.	3.250%	6/15/23	50	48
Becton Dickinson & Co.	1.750%	11/8/16	60	61
Becton Dickinson & Co.	5.000%	5/15/19	50	56
Becton Dickinson & Co.	3.250%	11/12/20	875	896
Becton Dickinson & Co.	3.125%	11/8/21	440	445
Boston Scientific Corp.	6.250%	11/15/15	600	651
Boston Scientific Corp.	2.650%	10/1/18	1,750	1,763
Boston Scientific Corp.	6.000%	1/15/20	450	518
Boston Scientific Corp.	4.125%	10/1/23	625	634
Boston Scientific Corp.	7.000%	11/15/35	75	94
Boston Scientific Corp.	7.375%	1/15/40	150	198
Bottling Group LLC	5.500%	4/1/16	1,275	1,394
Bottling Group LLC	5.125%	1/15/19	525	596
Bristol-Myers Squibb Co.	1.750%	3/1/19	175	172
Bristol-Myers Squibb Co.	2.000%	8/1/22	575	524
Bristol-Myers Squibb Co.	3.250%	11/1/23	250	247
Bristol-Myers Squibb Co.	5.875%	11/15/36	642	770
Bristol-Myers Squibb Co.	6.125%	5/1/38	165	205
Bristol-Myers Squibb Co.	3.250%	8/1/42	225	183
Bristol-Myers Squibb Co.	4.500%	3/1/44	425	426
Brown-Forman Corp.	1.000%	1/15/18	350	342
Brown-Forman Corp.	2.250%	1/15/23	100	92
Brown-Forman Corp.	3.750%	1/15/43	150	134
Bunge Ltd. Finance Corp.	4.100%	3/15/16	300	317
Bunge Ltd. Finance Corp.	3.200%	6/15/17	250	260
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	953
Campbell Soup Co.	3.050%	7/15/17	50	52
Campbell Soup Co.	4.250%	4/15/21	250	267
Campbell Soup Co.	3.800%	8/2/42	200	171
Cardinal Health Inc.	4.000%	6/15/15	100	104
Cardinal Health Inc.	1.700%	3/15/18	150	149
Cardinal Health Inc.	4.625%	12/15/20	515	561
Cardinal Health Inc.	3.200%	3/15/23	275	267
Cardinal Health Inc.	4.600%	3/15/43	175	172
CareFusion Corp.	6.375%	8/1/19	240	274
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	200	197
4 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	650	596
Celgene Corp.	2.450%	10/15/15	75	77
Celgene Corp.	1.900%	8/15/17	250	252
Celgene Corp.	2.300%	8/15/18	600	602
Celgene Corp.	3.950%	10/15/20	50	52
Celgene Corp.	3.250%	8/15/22	500	489
Celgene Corp.	4.000%	8/15/23	400	407
Celgene Corp.	5.700%	10/15/40	75	84
Celgene Corp.	5.250%	8/15/43	250	265
Church & Dwight Co. Inc.	3.350%	12/15/15	100	104
Clorox Co.	3.550%	11/1/15	325	339
Clorox Co.	3.800%	11/15/21	175	180
Coca-Cola Co.	0.750%	3/13/15	525	527

Coca-Cola Co.	1.500%	11/15/15	920	936
Coca-Cola Co.	5.350%	11/15/17	800	915
Coca-Cola Co.	1.650%	11/1/18	425	422
Coca-Cola Co.	4.875%	3/15/19	725	819
Coca-Cola Co.	2.450%	11/1/20	750	740
Coca-Cola Co.	3.150%	11/15/20	1,052	1,080
Coca-Cola Co.	3.300%	9/1/21	1,210	1,239
Coca-Cola Co.	3.200%	11/1/23	1,650	1,628
Coca-Cola Enterprises Inc.	2.125%	9/15/15	205	209
Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	615
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	109
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,200	1,202
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,300	1,385
Coca-Cola HBC Finance BV	5.500%	9/17/15	600	635
Colgate-Palmolive Co.	1.300%	1/15/17	525	530
Colgate-Palmolive Co.	1.750%	3/15/19	450	445
Colgate-Palmolive Co.	2.450%	11/15/21	165	161
Colgate-Palmolive Co.	2.100%	5/1/23	275	250
Colgate-Palmolive Co.	3.250%	3/15/24	375	371
ConAgra Foods Inc.	1.900%	1/25/18	600	595
ConAgra Foods Inc.	3.250%	9/15/22	1,500	1,448
ConAgra Foods Inc.	3.200%	1/25/23	2,000	1,912
ConAgra Foods Inc.	7.125%	10/1/26	450	553
ConAgra Foods Inc.	7.000%	10/1/28	100	122
ConAgra Foods Inc.	4.650%	1/25/43	150	145
Covidien International Finance SA	1.350%	5/29/15	175	176
Covidien International Finance SA	6.000%	10/15/17	905	1,040
Covidien International Finance SA	3.200%	6/15/22	1,500	1,482
Covidien International Finance SA	6.550%	10/15/37	630	813
CR Bard Inc.	1.375%	1/15/18	1,825	1,794
CR Bard Inc.	4.400%	1/15/21	165	178
Delhaize Group SA	6.500%	6/15/17	165	187
Delhaize Group SA	5.700%	10/1/40	1,900	1,938
Diageo Capital plc	1.500%	5/11/17	2,600	2,609
Diageo Capital plc	5.750%	10/23/17	690	791
Diageo Capital plc	2.625%	4/29/23	2,000	1,859
Diageo Finance BV	5.300%	10/28/15	625	671
Diageo Investment Corp.	2.875%	5/11/22	300	291
Diageo Investment Corp.	4.250%	5/11/42	150	146
Dignity Health California GO	3.125%	11/1/22	150	138
Dignity Health California GO	4.500%	11/1/42	450	399
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	1,205	1,251
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	925	1,091
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	40	40
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	500	480
Edwards Lifesciences Corp.	2.875%	10/15/18	125	126
Eli Lilly & Co.	5.200%	3/15/17	425	476
Eli Lilly & Co.	1.950%	3/15/19	650	645
Eli Lilly & Co.	5.500%	3/15/27	625	728
Eli Lilly & Co.	5.950%	11/15/37	165	200
Eli Lilly & Co.	4.650%	6/15/44	750	773
Energizer Holdings Inc.	4.700%	5/19/21	150	157
Energizer Holdings Inc.	4.700%	5/24/22	400	412
Estee Lauder Cos. Inc.	2.350%	8/15/22	225	211
Estee Lauder Cos. Inc.	3.700%	8/15/42	4,025	3,549
Express Scripts Holding Co.	2.650%	2/15/17	2,100	2,176
Express Scripts Holding Co.	4.750%	11/15/21	650	706

Express Scripts Holding Co.	3.900%	2/15/22	2,775	2,844
Express Scripts Holding Co.	6.125%	11/15/41	550	651
Flowers Foods Inc.	4.375%	4/1/22	175	180
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	325	286
Genentech Inc.	4.750%	7/15/15	800	842
Genentech Inc.	5.250%	7/15/35	1,125	1,264
General Mills Inc.	5.700%	2/15/17	575	646
General Mills Inc.	5.650%	2/15/19	2,100	2,418
General Mills Inc.	3.150%	12/15/21	425	428
General Mills Inc.	3.650%	2/15/24	525	527
General Mills Inc.	5.400%	6/15/40	245	275
Gilead Sciences Inc.	2.400%	12/1/14	300	304
Gilead Sciences Inc.	3.050%	12/1/16	25	26
Gilead Sciences Inc.	2.050%	4/1/19	1,200	1,189
Gilead Sciences Inc.	4.500%	4/1/21	300	328
Gilead Sciences Inc.	4.400%	12/1/21	800	866
Gilead Sciences Inc.	3.700%	4/1/24	1,500	1,503
Gilead Sciences Inc.	5.650%	12/1/41	250	287
Gilead Sciences Inc.	4.800%	4/1/44	1,000	1,025
GlaxoSmithKline Capital Inc.	0.700%	3/18/16	225	225
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	2,895	3,326
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	72
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	344
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,145	2,742
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	291
GlaxoSmithKline Capital plc	1.500%	5/8/17	1,875	1,888
GlaxoSmithKline Capital plc	2.850%	5/8/22	200	195
Hasbro Inc.	6.300%	9/15/17	550	628
Hasbro Inc.	6.350%	3/15/40	1,000	1,138
Hershey Co.	5.450%	9/1/16	150	167
Hershey Co.	1.500%	11/1/16	200	204
Hershey Co.	4.125%	12/1/20	190	207
Hormel Foods Corp.	4.125%	4/15/21	75	80
Ingredion Inc.	3.200%	11/1/15	25	26
Ingredion Inc.	4.625%	11/1/20	50	53
Ingredion Inc.	6.625%	4/15/37	75	89
International Flavors & Fragrances Inc.	3.200%	5/1/23	50	48
JM Smucker Co.	3.500%	10/15/21	130	133
Johnson & Johnson	2.150%	5/15/16	500	517
Johnson & Johnson	5.150%	7/15/18	125	143
Johnson & Johnson	1.650%	12/5/18	275	274
Johnson & Johnson	6.730%	11/15/23	245	314
Johnson & Johnson	3.375%	12/5/23	250	256
Johnson & Johnson	6.950%	9/1/29	975	1,317
Johnson & Johnson	4.950%	5/15/33	550	620
Johnson & Johnson	4.375%	12/5/33	250	262
Johnson & Johnson	5.950%	8/15/37	245	304
Johnson & Johnson	5.850%	7/15/38	325	398
Johnson & Johnson	4.500%	12/5/43	200	208
Kaiser Foundation Hospitals	3.500%	4/1/22	100	98
Kaiser Foundation Hospitals	4.875%	4/1/42	200	211
Kellogg Co.	1.125%	5/15/15	200	201
Kellogg Co.	1.875%	11/17/16	1,275	1,300
Kellogg Co.	1.750%	5/17/17	100	101
Kellogg Co.	3.250%	5/21/18	875	915
Kellogg Co.	4.150%	11/15/19	250	271
Kellogg Co.	4.000%	12/15/20	370	390

Kellogg Co.	7.450%	4/1/31	650	857
Kimberly-Clark Corp.	4.875%	8/15/15	650	689
Kimberly-Clark Corp.	6.125%	8/1/17	200	232
Kimberly-Clark Corp.	3.625%	8/1/20	250	264
Kimberly-Clark Corp.	3.875%	3/1/21	560	597
Kimberly-Clark Corp.	2.400%	6/1/23	150	139
Kimberly-Clark Corp.	5.300%	3/1/41	725	829
Kimberly-Clark Corp.	3.700%	6/1/43	175	156
Koninklijke Philips NV	5.750%	3/11/18	750	857
Koninklijke Philips NV	3.750%	3/15/22	2,825	2,909
Koninklijke Philips NV	6.875%	3/11/38	405	527
Koninklijke Philips NV	5.000%	3/15/42	585	621
Kraft Foods Group Inc.	1.625%	6/4/15	200	202
Kraft Foods Group Inc.	2.250%	6/5/17	500	513
Kraft Foods Group Inc.	6.125%	8/23/18	1,160	1,353
Kraft Foods Group Inc.	5.375%	2/10/20	78	89
Kraft Foods Group Inc.	3.500%	6/6/22	300	302
Kraft Foods Group Inc.	6.875%	1/26/39	975	1,264
Kraft Foods Group Inc.	5.000%	6/4/42	900	940
Kroger Co.	4.950%	1/15/15	500	517
Kroger Co.	3.900%	10/1/15	350	366
Kroger Co.	2.200%	1/15/17	525	537
Kroger Co.	6.400%	8/15/17	165	190
Kroger Co.	2.300%	1/15/19	650	644
Kroger Co.	6.150%	1/15/20	410	478
Kroger Co.	3.300%	1/15/21	200	199
Kroger Co.	3.850%	8/1/23	325	323
Kroger Co.	4.000%	2/1/24	400	403
Kroger Co.	8.000%	9/15/29	750	977
Kroger Co.	5.150%	8/1/43	350	359
Laboratory Corp. of America Holdings	5.625%	12/15/15	325	350
Laboratory Corp. of America Holdings	3.750%	8/23/22	225	223
Life Technologies Corp.	4.400%	3/1/15	225	233
Life Technologies Corp.	3.500%	1/15/16	50	52
Life Technologies Corp.	6.000%	3/1/20	610	703
Life Technologies Corp.	5.000%	1/15/21	1,100	1,214
Lorillard Tobacco Co.	3.500%	8/4/16	75	79
Lorillard Tobacco Co.	2.300%	8/21/17	2,125	2,172
Lorillard Tobacco Co.	8.125%	6/23/19	450	557
Lorillard Tobacco Co.	8.125%	5/1/40	1,000	1,284
Lorillard Tobacco Co.	7.000%	8/4/41	75	86
Mattel Inc.	1.700%	3/15/18	125	123
Mattel Inc.	3.150%	3/15/23	75	72
Mattel Inc.	5.450%	11/1/41	130	137
4 Mayo Clinic	3.774%	11/15/43	750	668
4 Mayo Clinic	4.000%	11/15/47	300	275
McCormick & Co. Inc.	3.900%	7/15/21	100	106
McCormick & Co. Inc.	3.500%	9/1/23	125	126
McKesson Corp.	0.950%	12/4/15	1,450	1,454
McKesson Corp.	3.250%	3/1/16	1,175	1,227
McKesson Corp.	7.500%	2/15/19	375	456
McKesson Corp.	2.284%	3/15/19	700	695
McKesson Corp.	4.750%	3/1/21	485	527
McKesson Corp.	6.000%	3/1/41	625	733
Mead Johnson Nutrition Co.	4.900%	11/1/19	625	685
Mead Johnson Nutrition Co.	5.900%	11/1/39	390	448
Medco Health Solutions Inc.	2.750%	9/15/15	50	51

Medco Health Solutions Inc.	7.125%	3/15/18	805	954
Medco Health Solutions Inc.	4.125%	9/15/20	410	432
Medtronic Inc.	3.000%	3/15/15	630	646
Medtronic Inc.	4.750%	9/15/15	550	584
Medtronic Inc.	1.375%	4/1/18	1,075	1,062
Medtronic Inc.	4.450%	3/15/20	175	193
Medtronic Inc.	4.125%	3/15/21	410	442
Medtronic Inc.	2.750%	4/1/23	800	759
Medtronic Inc.	3.625%	3/15/24	1,650	1,664
Medtronic Inc.	5.550%	3/15/40	75	86
Medtronic Inc.	4.500%	3/15/42	75	76
Medtronic Inc.	4.000%	4/1/43	275	255
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	100	106
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	450	402
Merck & Co. Inc.	6.000%	9/15/17	1,075	1,243
Merck & Co. Inc.	1.100%	1/31/18	175	172
Merck & Co. Inc.	3.875%	1/15/21	625	668
Merck & Co. Inc.	2.400%	9/15/22	600	563
Merck & Co. Inc.	2.800%	5/18/23	3,825	3,654
Merck & Co. Inc.	6.550%	9/15/37	1,260	1,637
Merck & Co. Inc.	3.600%	9/15/42	150	131
Merck & Co. Inc.	4.150%	5/18/43	275	266
Merck Sharp & Dohme Corp.	4.750%	3/1/15	275	286
Merck Sharp & Dohme Corp.	4.000%	6/30/15	760	793
Merck Sharp & Dohme Corp.	5.000%	6/30/19	280	318
Merck Sharp & Dohme Corp.	6.400%	3/1/28	225	281
Merck Sharp & Dohme Corp.	5.950%	12/1/28	250	304
Merck Sharp & Dohme Corp.	5.850%	6/30/39	100	121
Molson Coors Brewing Co.	2.000%	5/1/17	125	127
Molson Coors Brewing Co.	3.500%	5/1/22	75	75
Molson Coors Brewing Co.	5.000%	5/1/42	275	288
Mondelez International Inc.	4.125%	2/9/16	1,835	1,942
Mondelez International Inc.	6.500%	8/11/17	350	403
Mondelez International Inc.	6.125%	2/1/18	285	328
Mondelez International Inc.	5.375%	2/10/20	332	375
Mondelez International Inc.	6.500%	11/1/31	875	1,064
Mondelez International Inc.	6.875%	2/1/38	700	902
Mondelez International Inc.	6.875%	1/26/39	250	322
Mondelez International Inc.	6.500%	2/9/40	1,130	1,425
Mylan Inc.	1.800%	6/24/16	100	101
Mylan Inc.	1.350%	11/29/16	200	201
Mylan Inc.	2.600%	6/24/18	175	177
Mylan Inc.	2.550%	3/28/19	425	422
Mylan Inc.	4.200%	11/29/23	3,325	3,348
Mylan Inc.	5.400%	11/29/43	275	286
Newell Rubbermaid Inc.	2.050%	12/1/17	775	777
Novant Health Inc.	5.850%	11/1/19	300	347
Novant Health Inc.	4.371%	11/1/43	475	436
Novartis Capital Corp.	2.900%	4/24/15	655	673
Novartis Capital Corp.	4.400%	4/24/20	225	247
Novartis Capital Corp.	2.400%	9/21/22	3,000	2,838
Novartis Capital Corp.	4.400%	5/6/44	1,400	1,415
Novartis Securities Investment Ltd.	5.125%	2/10/19	2,285	2,597
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	200	207

PepsiAmericas Inc.	5.000%	5/15/17	450	502
PepsiCo Inc.	2.500%	5/10/16	410	425
PepsiCo Inc.	1.250%	8/13/17	500	500
PepsiCo Inc.	5.000%	6/1/18	775	871
PepsiCo Inc.	7.900%	11/1/18	1,725	2,162
PepsiCo Inc.	2.250%	1/7/19	375	378
PepsiCo Inc.	3.000%	8/25/21	1,070	1,074
PepsiCo Inc.	2.750%	3/5/22	2,725	2,639
PepsiCo Inc.	3.600%	3/1/24	600	603
PepsiCo Inc.	4.875%	11/1/40	165	174
PepsiCo Inc.	3.600%	8/13/42	1,000	863
PerkinElmer Inc.	5.000%	11/15/21	165	176
7 Perrigo Co. plc	1.300%	11/8/16	600	598
7 Perrigo Co. plc	2.300%	11/8/18	650	644
7 Perrigo Co. plc	4.000%	11/15/23	450	451
7 Perrigo Co. plc	5.300%	11/15/43	125	130
Pfizer Inc.	5.350%	3/15/15	1,495	1,564
Pfizer Inc.	6.200%	3/15/19	2,535	2,999
Pfizer Inc.	3.000%	6/15/23	450	439
Pfizer Inc.	7.200%	3/15/39	410	568
Pfizer Inc.	4.300%	6/15/43	2,000	1,978
Philip Morris International Inc.	1.625%	3/20/17	200	202
Philip Morris International Inc.	1.125%	8/21/17	75	74
Philip Morris International Inc.	5.650%	5/16/18	2,935	3,367
Philip Morris International Inc.	4.125%	5/17/21	370	399
Philip Morris International Inc.	2.625%	3/6/23	1,300	1,215
Philip Morris International Inc.	6.375%	5/16/38	825	1,014
Philip Morris International Inc.	4.375%	11/15/41	1,595	1,530
Philip Morris International Inc.	4.500%	3/20/42	425	413
Philip Morris International Inc.	3.875%	8/21/42	75	66
Philip Morris International Inc.	4.125%	3/4/43	300	276
4 Procter & Gamble - Esop	9.360%	1/1/21	736	926
Procter & Gamble Co.	3.500%	2/15/15	525	539
Procter & Gamble Co.	1.450%	8/15/16	2,800	2,850
Procter & Gamble Co.	4.700%	2/15/19	485	546
Procter & Gamble Co.	6.450%	1/15/26	600	765
Procter & Gamble Co.	5.550%	3/5/37	980	1,164
Quest Diagnostics Inc.	5.450%	11/1/15	250	268
Quest Diagnostics Inc.	2.700%	4/1/19	650	647
Quest Diagnostics Inc.	4.750%	1/30/20	300	322
Quest Diagnostics Inc.	4.700%	4/1/21	465	494
Quest Diagnostics Inc.	4.250%	4/1/24	300	299
Reynolds American Inc.	1.050%	10/30/15	250	250
Reynolds American Inc.	6.750%	6/15/17	100	115
Reynolds American Inc.	7.750%	6/1/18	500	601
Reynolds American Inc.	3.250%	11/1/22	150	141
Reynolds American Inc.	4.850%	9/15/23	75	79
Reynolds American Inc.	4.750%	11/1/42	650	607
Reynolds American Inc.	6.150%	9/15/43	100	113
Safeway Inc.	3.400%	12/1/16	50	53
Safeway Inc.	3.950%	8/15/20	1,255	1,272
Safeway Inc.	4.750%	12/1/21	25	26
Safeway Inc.	7.250%	2/1/31	50	47
Sanofi	2.625%	3/29/16	1,400	1,456
Sanofi	1.250%	4/10/18	650	638
Sanofi	4.000%	3/29/21	1,110	1,192
St. Jude Medical Inc.	3.250%	4/15/23	700	677

St. Jude Medical Inc.	4.750%	4/15/43	1,200	1,199
Stryker Corp.	3.000%	1/15/15	100	102
Stryker Corp.	2.000%	9/30/16	315	324
Stryker Corp.	4.375%	1/15/20	100	109
Sysco Corp.	5.250%	2/12/18	500	559
Sysco Corp.	5.375%	9/21/35	500	556
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	390	403
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	435	436
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	3,375	3,135
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	225	231
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	590	593
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	150	143
Thermo Fisher Scientific Inc.	3.200%	5/1/15	400	411
Thermo Fisher Scientific Inc.	2.250%	8/15/16	1,480	1,521
Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	537
Thermo Fisher Scientific Inc.	3.150%	1/15/23	1,375	1,322
Tupperware Brands Corp.	4.750%	6/1/21	175	184
Tyson Foods Inc.	4.500%	6/15/22	2,475	2,586
Unilever Capital Corp.	2.750%	2/10/16	500	520
Unilever Capital Corp.	0.850%	8/2/17	2,200	2,159
Unilever Capital Corp.	2.200%	3/6/19	150	150
Unilever Capital Corp.	4.250%	2/10/21	805	879
UST LLC	5.750%	3/1/18	1,175	1,341
Whirlpool Corp.	4.700%	6/1/22	1,325	1,412
Whirlpool Corp.	4.000%	3/1/24	950	954
Whirlpool Corp.	5.150%	3/1/43	150	154
Wyeth LLC	5.500%	2/15/16	410	447
Wyeth LLC	6.450%	2/1/24	1,705	2,099
Wyeth LLC	6.500%	2/1/34	500	640
Wyeth LLC	6.000%	2/15/36	1,225	1,499
Wyeth LLC	5.950%	4/1/37	460	557
Zimmer Holdings Inc.	1.400%	11/30/14	25	25
Zimmer Holdings Inc.	4.625%	11/30/19	205	228
Zimmer Holdings Inc.	3.375%	11/30/21	25	25
Zimmer Holdings Inc.	5.750%	11/30/39	400	470
Zoetis Inc.	1.150%	2/1/16	100	100
Zoetis Inc.	1.875%	2/1/18	75	75
Zoetis Inc.	3.250%	2/1/23	2,000	1,937
Zoetis Inc.	4.700%	2/1/43	150	149

Energy (0.8%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	914
Anadarko Finance Co.	7.500%	5/1/31	500	639
Anadarko Petroleum Corp.	5.950%	9/15/16	745	829
Anadarko Petroleum Corp.	6.375%	9/15/17	275	315
Anadarko Petroleum Corp.	8.700%	3/15/19	1,000	1,270
Anadarko Petroleum Corp.	6.950%	6/15/19	50	60
Anadarko Petroleum Corp.	6.450%	9/15/36	1,000	1,183
Anadarko Petroleum Corp.	7.950%	6/15/39	125	172
Anadarko Petroleum Corp.	6.200%	3/15/40	750	870
Apache Corp.	5.625%	1/15/17	75	84
Apache Corp.	1.750%	4/15/17	300	304
Apache Corp.	6.900%	9/15/18	500	600
Apache Corp.	3.625%	2/1/21	965	1,015
Apache Corp.	3.250%	4/15/22	862	869
Apache Corp.	6.000%	1/15/37	725	855

Apache Corp.	5.100%	9/1/40	850	896
Apache Corp.	5.250%	2/1/42	475	513
Apache Corp.	4.750%	4/15/43	900	906
Apache Finance Canada Corp.	7.750%	12/15/29	225	310
Baker Hughes Inc.	7.500%	11/15/18	425	524
Baker Hughes Inc.	3.200%	8/15/21	205	208
Baker Hughes Inc.	6.875%	1/15/29	400	525
Baker Hughes Inc.	5.125%	9/15/40	795	877
BJ Services Co.	6.000%	6/1/18	400	459
BP Capital Markets plc	3.125%	10/1/15	800	831
BP Capital Markets plc	3.200%	3/11/16	1,830	1,918
BP Capital Markets plc	1.846%	5/5/17	1,375	1,397
BP Capital Markets plc	1.375%	11/6/17	975	972
BP Capital Markets plc	1.375%	5/10/18	750	733
BP Capital Markets plc	2.241%	9/26/18	900	907
BP Capital Markets plc	4.750%	3/10/19	600	668
BP Capital Markets plc	2.237%	5/10/19	125	124
BP Capital Markets plc	4.500%	10/1/20	950	1,034
BP Capital Markets plc	4.742%	3/11/21	3,260	3,609
BP Capital Markets plc	3.561%	11/1/21	1,050	1,080
BP Capital Markets plc	3.245%	5/6/22	50	50
BP Capital Markets plc	2.500%	11/6/22	325	303
BP Capital Markets plc	2.750%	5/10/23	1,050	985
BP Capital Markets plc	3.994%	9/26/23	350	360
BP Capital Markets plc	3.814%	2/10/24	150	151
Burlington Resources Finance Co.	7.400%	12/1/31	600	828
Cameron International Corp.	1.600%	4/30/15	350	354
Cameron International Corp.	3.600%	4/30/22	775	772
Canadian Natural Resources Ltd.	5.700%	5/15/17	615	693
Canadian Natural Resources Ltd.	3.450%	11/15/21	125	126
Canadian Natural Resources Ltd.	3.800%	4/15/24	350	351
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	634
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	479
Canadian Natural Resources Ltd.	6.500%	2/15/37	425	518
Canadian Natural Resources Ltd.	6.250%	3/15/38	750	898
Cenovus Energy Inc.	3.000%	8/15/22	100	96
Cenovus Energy Inc.	3.800%	9/15/23	1,000	995
Cenovus Energy Inc.	6.750%	11/15/39	825	1,024
Cenovus Energy Inc.	4.450%	9/15/42	325	309
Cenovus Energy Inc.	5.200%	9/15/43	200	209
Chevron Corp.	0.889%	6/24/16	400	402
Chevron Corp.	1.718%	6/24/18	1,250	1,248
Chevron Corp.	4.950%	3/3/19	475	539
Chevron Corp.	2.355%	12/5/22	1,825	1,713
Chevron Corp.	3.191%	6/24/23	425	421
ConocoPhillips	5.200%	5/15/18	425	480
ConocoPhillips	5.750%	2/1/19	1,985	2,315
ConocoPhillips	6.000%	1/15/20	180	213
ConocoPhillips	5.900%	10/15/32	150	180
ConocoPhillips	5.900%	5/15/38	305	376
ConocoPhillips	6.500%	2/1/39	1,160	1,527
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	275	308
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	490
ConocoPhillips Co.	2.400%	12/15/22	125	117
ConocoPhillips Holding Co.	6.950%	4/15/29	275	367
Continental Resources Inc.	5.000%	9/15/22	1,100	1,154
Continental Resources Inc.	4.500%	4/15/23	950	986

Devon Energy Corp.	2.400%	7/15/16	100	103
Devon Energy Corp.	6.300%	1/15/19	1,500	1,759
Devon Energy Corp.	4.000%	7/15/21	975	1,021
Devon Energy Corp.	7.950%	4/15/32	25	34
Devon Energy Corp.	5.600%	7/15/41	1,310	1,456
Devon Financing Co. LLC	7.875%	9/30/31	425	578
Diamond Offshore Drilling Inc.	4.875%	7/1/15	100	105
Diamond Offshore Drilling Inc.	5.875%	5/1/19	575	668
Diamond Offshore Drilling Inc.	3.450%	11/1/23	125	122
Diamond Offshore Drilling Inc.	5.700%	10/15/39	225	246
Diamond Offshore Drilling Inc.	4.875%	11/1/43	425	414
Encana Corp.	3.900%	11/15/21	890	914
Encana Corp.	7.200%	11/1/31	625	754
Encana Corp.	6.500%	2/1/38	500	604
Encana Corp.	5.150%	11/15/41	50	50
Energen Corp.	4.625%	9/1/21	225	223
EOG Resources Inc.	5.625%	6/1/19	1,425	1,648
EOG Resources Inc.	4.100%	2/1/21	150	162
EOG Resources Inc.	2.625%	3/15/23	700	660
EQT Corp.	8.125%	6/1/19	400	488
FMC Technologies Inc.	2.000%	10/1/17	200	200
FMC Technologies Inc.	3.450%	10/1/22	125	119
Halliburton Co.	2.000%	8/1/18	400	401
Halliburton Co.	5.900%	9/15/18	25	29
Halliburton Co.	3.250%	11/15/21	40	41
Halliburton Co.	3.500%	8/1/23	950	951
Halliburton Co.	6.700%	9/15/38	580	753
Halliburton Co.	7.450%	9/15/39	450	632
Halliburton Co.	4.500%	11/15/41	730	729
Halliburton Co.	4.750%	8/1/43	350	363
Hess Corp.	8.125%	2/15/19	1,395	1,747
Hess Corp.	7.875%	10/1/29	150	198
Hess Corp.	7.125%	3/15/33	375	472
Hess Corp.	6.000%	1/15/40	225	256
Hess Corp.	5.600%	2/15/41	925	1,009
Husky Energy Inc.	7.250%	12/15/19	505	619
Husky Energy Inc.	3.950%	4/15/22	775	798
Husky Energy Inc.	6.800%	9/15/37	100	127
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,213
Kerr-McGee Corp.	7.875%	9/15/31	150	195
Marathon Oil Corp.	0.900%	11/1/15	400	401
Marathon Oil Corp.	6.000%	10/1/17	100	114
Marathon Oil Corp.	5.900%	3/15/18	225	257
Marathon Oil Corp.	2.800%	11/1/22	2,000	1,881
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,337
Marathon Petroleum Corp.	5.125%	3/1/21	750	837
Marathon Petroleum Corp.	6.500%	3/1/41	150	182
Murphy Oil Corp.	2.500%	12/1/17	575	584
Murphy Oil Corp.	3.700%	12/1/22	150	146
Murphy Oil Corp.	5.125%	12/1/42	275	256
7 Nabors Industries Inc.	2.350%	9/15/16	125	128
Nabors Industries Inc.	6.150%	2/15/18	870	983
Nabors Industries Inc.	9.250%	1/15/19	125	156
Nabors Industries Inc.	5.000%	9/15/20	100	107
7 Nabors Industries Inc.	5.100%	9/15/23	425	442
National Oilwell Varco Inc.	1.350%	12/1/17	300	297
National Oilwell Varco Inc.	2.600%	12/1/22	3,075	2,911

National Oilwell Varco Inc.	3.950%	12/1/42	400	372
Noble Energy Inc.	8.250%	3/1/19	1,690	2,109
Noble Energy Inc.	4.150%	12/15/21	875	921
Noble Energy Inc.	6.000%	3/1/41	900	1,029
Noble Energy Inc.	5.250%	11/15/43	450	470
Noble Holding International Ltd.	3.450%	8/1/15	75	78
Noble Holding International Ltd.	3.050%	3/1/16	310	320
Noble Holding International Ltd.	2.500%	3/15/17	225	228
Noble Holding International Ltd.	4.900%	8/1/20	250	268
Noble Holding International Ltd.	3.950%	3/15/22	100	99
Noble Holding International Ltd.	6.200%	8/1/40	200	219
Noble Holding International Ltd.	6.050%	3/1/41	300	324
Noble Holding International Ltd.	5.250%	3/15/42	225	220
Occidental Petroleum Corp.	2.500%	2/1/16	1,220	1,261
Occidental Petroleum Corp.	4.125%	6/1/16	1,493	1,598
Occidental Petroleum Corp.	1.750%	2/15/17	225	228
Occidental Petroleum Corp.	4.100%	2/1/21	1,700	1,830
Occidental Petroleum Corp.	3.125%	2/15/22	750	745
Petro-Canada	6.050%	5/15/18	1,350	1,557
Petro-Canada	7.875%	6/15/26	100	133
Petro-Canada	5.350%	7/15/33	450	486
Petro-Canada	5.950%	5/15/35	500	578
Petro-Canada	6.800%	5/15/38	250	314
Petrohawk Energy Corp.	7.250%	8/15/18	1,000	1,060
Petrohawk Energy Corp.	6.250%	6/1/19	1,500	1,635
Phillips 66	2.950%	5/1/17	1,550	1,619
Phillips 66	4.300%	4/1/22	4,000	4,226
Phillips 66	5.875%	5/1/42	425	491
Pioneer Natural Resources Co.	6.875%	5/1/18	225	264
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,098
Pride International Inc.	6.875%	8/15/20	1,400	1,673
Pride International Inc.	7.875%	8/15/40	375	534
Rowan Cos. Inc.	7.875%	8/1/19	125	151
Rowan Cos. Inc.	4.875%	6/1/22	750	778
Rowan Cos. Inc.	4.750%	1/15/24	125	127
Rowan Cos. Inc.	5.400%	12/1/42	500	477
Rowan Cos. Inc.	5.850%	1/15/44	225	228
Schlumberger Investment SA	3.650%	12/1/23	2,550	2,587
Shell International Finance BV	3.250%	9/22/15	200	208
Shell International Finance BV	0.625%	12/4/15	275	275
Shell International Finance BV	5.200%	3/22/17	300	335
Shell International Finance BV	1.125%	8/21/17	700	696
Shell International Finance BV	1.900%	8/10/18	400	401
Shell International Finance BV	2.000%	11/15/18	1,050	1,052
Shell International Finance BV	4.300%	9/22/19	3,000	3,314
Shell International Finance BV	2.375%	8/21/22	1,025	963
Shell International Finance BV	2.250%	1/6/23	175	162
Shell International Finance BV	3.400%	8/12/23	400	401
Shell International Finance BV	6.375%	12/15/38	820	1,054
Shell International Finance BV	5.500%	3/25/40	750	875
Shell International Finance BV	3.625%	8/21/42	450	400
Shell International Finance BV	4.550%	8/12/43	1,000	1,032
Southwestern Energy Co.	4.100%	3/15/22	875	898
Suncor Energy Inc.	6.100%	6/1/18	100	116
Suncor Energy Inc.	6.500%	6/15/38	1,820	2,258
Suncor Energy Inc.	6.850%	6/1/39	610	790
Talisman Energy Inc.	5.125%	5/15/15	100	105

Talisman Energy Inc.	7.750%	6/1/19	990	1,197
Talisman Energy Inc.	3.750%	2/1/21	2,350	2,334
Talisman Energy Inc.	6.250%	2/1/38	500	539
Tosco Corp.	8.125%	2/15/30	1,150	1,659
Total Capital Canada Ltd.	1.450%	1/15/18	1,225	1,217
Total Capital Canada Ltd.	2.750%	7/15/23	425	402
Total Capital International SA	1.000%	8/12/16	300	301
Total Capital International SA	2.875%	2/17/22	1,400	1,371
Total Capital International SA	2.700%	1/25/23	1,700	1,605
Total Capital International SA	3.700%	1/15/24	275	280
Total Capital International SA	3.750%	4/10/24	750	766
Total Capital SA	3.000%	6/24/15	575	593
Total Capital SA	2.300%	3/15/16	1,060	1,094
Total Capital SA	2.125%	8/10/18	850	859
Total Capital SA	4.450%	6/24/20	425	468
Total Capital SA	4.125%	1/28/21	512	551
Transocean Inc.	4.950%	11/15/15	625	664
Transocean Inc.	5.050%	12/15/16	1,400	1,525
Transocean Inc.	2.500%	10/15/17	100	101
Transocean Inc.	6.000%	3/15/18	925	1,029
Transocean Inc.	6.500%	11/15/20	345	388
Transocean Inc.	6.375%	12/15/21	175	197
Transocean Inc.	3.800%	10/15/22	325	311
Transocean Inc.	7.500%	4/15/31	300	346
Transocean Inc.	7.350%	12/15/41	925	1,107
Valero Energy Corp.	9.375%	3/15/19	1,675	2,190
Valero Energy Corp.	6.125%	2/1/20	850	992
Valero Energy Corp.	7.500%	4/15/32	875	1,119
Valero Energy Corp.	6.625%	6/15/37	855	1,029
Weatherford International LLC	6.800%	6/15/37	400	464
Weatherford International Ltd.	6.000%	3/15/18	425	479
Weatherford International Ltd.	9.625%	3/1/19	1,243	1,609
Weatherford International Ltd.	4.500%	4/15/22	775	806
Weatherford International Ltd.	6.500%	8/1/36	800	898
XTO Energy Inc.	6.250%	8/1/17	400	465
XTO Energy Inc.	5.500%	6/15/18	400	459

Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/11	950	878
Cintas Corp. No 2	6.125%	12/1/17	400	456
Cintas Corp. No 2	3.250%	6/1/22	150	147
Fluor Corp.	3.375%	9/15/21	150	151
Howard Hughes Medical Institute	3.500%	9/1/23	625	636
4 Johns Hopkins University Maryland GO	4.083%	7/1/53	300	281
Massachusetts Institute of Technology GO	5.600%	7/1/11	400	493
4 Northwestern University GO	4.643%	12/1/44	350	367
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	500	457
University of Pennsylvania GO	4.674%	9/1/12	625	593
URS Corp.	5.000%	4/1/22	325	322

Technology (0.5%)
Adobe Systems Inc.	3.250%	2/1/15	200	205
Adobe Systems Inc.	4.750%	2/1/20	325	359
Agilent Technologies Inc.	5.500%	9/14/15	550	587
Agilent Technologies Inc.	6.500%	11/1/17	350	403
Agilent Technologies Inc.	5.000%	7/15/20	600	660

Agilent Technologies Inc.	3.200%	10/1/22	1,300	1,227
Altera Corp.	1.750%	5/15/17	150	151
Altera Corp.	2.500%	11/15/18	1,125	1,128
Altera Corp.	4.100%	11/15/23	2,750	2,780
Amphenol Corp.	2.550%	1/30/19	1,650	1,649
Amphenol Corp.	4.000%	2/1/22	75	75
Analog Devices Inc.	3.000%	4/15/16	50	52
Analog Devices Inc.	2.875%	6/1/23	375	352
Apple Inc.	0.450%	5/3/16	900	899
Apple Inc.	1.000%	5/3/18	1,300	1,264
Apple Inc.	2.400%	5/3/23	2,800	2,603
Apple Inc.	3.850%	5/4/43	1,400	1,246
Applied Materials Inc.	2.650%	6/15/16	75	78
Applied Materials Inc.	4.300%	6/15/21	1,435	1,550
Applied Materials Inc.	5.850%	6/15/41	125	142
Arrow Electronics Inc.	3.375%	11/1/15	600	620
Arrow Electronics Inc.	4.500%	3/1/23	400	407
Autodesk Inc.	1.950%	12/15/17	550	554
Autodesk Inc.	3.600%	12/15/22	100	96
Baidu Inc.	3.500%	11/28/22	1,500	1,424
Broadcom Corp.	2.700%	11/1/18	1,840	1,889
Broadcom Corp.	2.500%	8/15/22	600	553
Broadridge Financial Solutions Inc.	3.950%	9/1/20	75	76
CA Inc.	5.375%	12/1/19	205	229
CA Inc.	4.500%	8/15/23	150	155
Cisco Systems Inc.	5.500%	2/22/16	500	547
Cisco Systems Inc.	1.100%	3/3/17	425	425
Cisco Systems Inc.	3.150%	3/14/17	1,100	1,166
Cisco Systems Inc.	4.950%	2/15/19	1,550	1,754
Cisco Systems Inc.	2.125%	3/1/19	325	325
Cisco Systems Inc.	4.450%	1/15/20	2,775	3,051
Cisco Systems Inc.	2.900%	3/4/21	225	225
Cisco Systems Inc.	3.625%	3/4/24	400	404
Cisco Systems Inc.	5.900%	2/15/39	425	503
Cisco Systems Inc.	5.500%	1/15/40	1,205	1,372
Computer Sciences Corp.	6.500%	3/15/18	125	144
Corning Inc.	6.625%	5/15/19	50	60
Corning Inc.	3.700%	11/15/23	500	506
Corning Inc.	4.700%	3/15/37	925	946
Corning Inc.	5.750%	8/15/40	340	393
Dun & Bradstreet Corp.	2.875%	11/15/15	150	154
EMC Corp.	1.875%	6/1/18	1,460	1,458
EMC Corp.	2.650%	6/1/20	1,445	1,446
EMC Corp.	3.375%	6/1/23	710	703
Equifax Inc.	6.300%	7/1/17	125	142
Fidelity National Information Services Inc.	2.000%	4/15/18	100	98
Fidelity National Information Services Inc.	5.000%	3/15/22	350	367
Fidelity National Information Services Inc.	3.500%	4/15/23	500	475
Fiserv Inc.	3.125%	10/1/15	150	155
Fiserv Inc.	3.125%	6/15/16	585	611
Fiserv Inc.	6.800%	11/20/17	475	552
Google Inc.	1.250%	5/19/14	330	330
Google Inc.	2.125%	5/19/16	50	52
Google Inc.	3.625%	5/19/21	350	371
Harris Corp.	5.950%	12/1/17	200	228
Harris Corp.	6.150%	12/15/40	25	28
Hewlett-Packard Co.	2.125%	9/13/15	575	587

Hewlett-Packard Co.	2.650%	6/1/16	225	233
Hewlett-Packard Co.	3.000%	9/15/16	325	340
Hewlett-Packard Co.	5.400%	3/1/17	225	251
Hewlett-Packard Co.	2.600%	9/15/17	400	413
Hewlett-Packard Co.	5.500%	3/1/18	1,175	1,326
Hewlett-Packard Co.	2.750%	1/14/19	2,650	2,674
Hewlett-Packard Co.	3.750%	12/1/20	700	711
Hewlett-Packard Co.	4.300%	6/1/21	150	156
Hewlett-Packard Co.	4.375%	9/15/21	650	677
Hewlett-Packard Co.	4.650%	12/9/21	675	716
Hewlett-Packard Co.	6.000%	9/15/41	610	667
Intel Corp.	1.950%	10/1/16	975	1,003
Intel Corp.	1.350%	12/15/17	4,510	4,490
Intel Corp.	3.300%	10/1/21	200	204
Intel Corp.	2.700%	12/15/22	700	669
Intel Corp.	4.000%	12/15/32	475	461
Intel Corp.	4.800%	10/1/41	1,955	2,008
Intel Corp.	4.250%	12/15/42	775	736
International Business Machines Corp.	2.000%	1/5/16	275	282
International Business Machines Corp.	1.950%	7/22/16	300	309
International Business Machines Corp.	1.250%	2/6/17	1,150	1,159
International Business Machines Corp.	5.700%	9/14/17	4,000	4,581
International Business Machines Corp.	1.250%	2/8/18	2,555	2,517
International Business Machines Corp.	1.950%	2/12/19	675	670
International Business Machines Corp.	1.625%	5/15/20	670	636
International Business Machines Corp.	2.900%	11/1/21	200	200
International Business Machines Corp.	3.375%	8/1/23	800	794
International Business Machines Corp.	3.625%	2/12/24	1,200	1,208
International Business Machines Corp.	5.600%	11/30/39	1,114	1,306
International Business Machines Corp.	4.000%	6/20/42	423	394
Jabil Circuit Inc.	5.625%	12/15/20	250	265
Juniper Networks Inc.	3.100%	3/15/16	75	77
Juniper Networks Inc.	4.600%	3/15/21	360	376
Juniper Networks Inc.	5.950%	3/15/41	150	152
KLA-Tencor Corp.	6.900%	5/1/18	1,700	1,998
Leidos Holdings Inc.	4.450%	12/1/20	485	493
Leidos Holdings Inc.	5.950%	12/1/40	75	74
Leidos Inc.	5.500%	7/1/33	100	95
Lexmark International Inc.	6.650%	6/1/18	375	425
Maxim Integrated Products Inc.	3.375%	3/15/23	50	48
Microsoft Corp.	1.625%	9/25/15	200	204
Microsoft Corp.	1.000%	5/1/18	400	392
Microsoft Corp.	1.625%	12/6/18	900	894
Microsoft Corp.	4.200%	6/1/19	460	509
Microsoft Corp.	3.000%	10/1/20	250	258
Microsoft Corp.	2.125%	11/15/22	225	208
Microsoft Corp.	2.375%	5/1/23	750	703
Microsoft Corp.	3.625%	12/15/23	750	769
Microsoft Corp.	5.200%	6/1/39	629	707
Microsoft Corp.	4.500%	10/1/40	125	127
Microsoft Corp.	5.300%	2/8/41	600	680
Microsoft Corp.	3.500%	11/15/42	850	738
Microsoft Corp.	3.750%	5/1/43	185	167
Microsoft Corp.	4.875%	12/15/43	350	380
Motorola Solutions Inc.	3.750%	5/15/22	400	396
Motorola Solutions Inc.	7.500%	5/15/25	75	91
Oracle Corp.	5.250%	1/15/16	1,900	2,059

	Oracle Corp.	1.200%	10/15/17	1,150	1,141
	Oracle Corp.	5.750%	4/15/18	1,415	1,637
	Oracle Corp.	2.375%	1/15/19	525	532
	Oracle Corp.	5.000%	7/8/19	1,175	1,334
	Oracle Corp.	2.500%	10/15/22	1,225	1,152
	Oracle Corp.	6.500%	4/15/38	625	795
	Oracle Corp.	6.125%	7/8/39	645	794
	Oracle Corp.	5.375%	7/15/40	1,125	1,273
	Pitney Bowes Inc.	4.625%	3/15/24	1,050	1,042
7	Seagate HDD Cayman	3.750%	11/15/18	675	694
	Seagate HDD Cayman	7.000%	11/1/21	400	447
7	Seagate HDD Cayman	4.750%	6/1/23	2,500	2,431
	Symantec Corp.	2.750%	9/15/15	50	51
	Symantec Corp.	2.750%	6/15/17	500	515
	Symantec Corp.	4.200%	9/15/20	75	78
	Symantec Corp.	3.950%	6/15/22	400	396
	Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	475	485
	Texas Instruments Inc.	0.450%	8/3/15	300	300
	Texas Instruments Inc.	2.375%	5/16/16	175	182
	Texas Instruments Inc.	1.650%	8/3/19	1,000	968
	Total System Services Inc.	2.375%	6/1/18	125	124
	Tyco Electronics Group SA	6.550%	10/1/17	355	410
	Tyco Electronics Group SA	7.125%	10/1/37	600	727
	Verisk Analytics Inc.	4.125%	9/12/22	300	304
	Xerox Corp.	6.400%	3/15/16	375	414
	Xerox Corp.	6.750%	2/1/17	350	399
	Xerox Corp.	2.950%	3/15/17	325	338
	Xerox Corp.	6.350%	5/15/18	1,580	1,830
	Xerox Corp.	2.750%	3/15/19	250	251
	Xerox Corp.	5.625%	12/15/19	550	625
	Xerox Corp.	4.500%	5/15/21	835	882
	Xilinx Inc.	2.125%	3/15/19	325	322
	Xilinx Inc.	3.000%	3/15/21	1,275	1,264

	Transportation (0.2%)
[4,7] American Airlines 2013-1 Class A Pass
	Through Trust	4.000%	1/15/27	263	265
[4,7] American Airlines 2013-2 Class A Pass
	Through Trust	4.950%	7/15/24	170	183
	Burlington Northern Santa Fe LLC	5.650%	5/1/17	75	84
	Burlington Northern Santa Fe LLC	5.750%	3/15/18	625	714
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	285
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	434
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	416
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	400	389
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	386
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	125	119
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	401
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	888
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	148
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	500	596
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	395
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	425	467
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	546
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	189
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	225	216
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	300	307

Canadian National Railway Co.	1.450%	12/15/16	925	938
Canadian National Railway Co.	5.550%	3/1/19	265	306
Canadian National Railway Co.	2.850%	12/15/21	550	546
Canadian National Railway Co.	6.250%	8/1/34	350	436
Canadian National Railway Co.	6.200%	6/1/36	350	439
Canadian National Railway Co.	6.375%	11/15/37	500	644
Canadian Pacific Railway Co.	6.500%	5/15/18	250	291
Canadian Pacific Railway Co.	4.450%	3/15/23	1,125	1,185
Canadian Pacific Railway Co.	7.125%	10/15/31	450	566
Canadian Pacific Railway Co.	5.950%	5/15/37	275	322
Canadian Pacific Railway Ltd.	4.500%	1/15/22	1,541	1,634
Con-way Inc.	6.700%	5/1/34	350	375
4 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	3/15/19	223	238
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	124	144
4 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	1,219	1,247
4 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	450	454
CSX Corp.	5.600%	5/1/17	25	28
CSX Corp.	7.900%	5/1/17	126	149
CSX Corp.	6.250%	3/15/18	725	840
CSX Corp.	7.375%	2/1/19	2,065	2,518
CSX Corp.	3.700%	10/30/20	205	212
CSX Corp.	6.220%	4/30/40	174	211
CSX Corp.	5.500%	4/15/41	425	473
CSX Corp.	4.750%	5/30/42	1,420	1,443
CSX Corp.	4.100%	3/15/44	800	729
4 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	195	230
4 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	481	562
4 Delta Air Lines 2010-1 Class A Pass Through
Trust	6.200%	1/2/20	36	40
4 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	77	84
4 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	11/7/21	70	76
FedEx Corp.	8.000%	1/15/19	125	155
FedEx Corp.	2.625%	8/1/22	50	47
FedEx Corp.	3.875%	8/1/42	200	173
4 Hawaiian Airlines 2013-1 Class A Pass
Through Certificates	3.900%	1/15/26	1,100	1,060
JB Hunt Transport Services Inc.	3.375%	9/15/15	450	464
JB Hunt Transport Services Inc.	3.850%	3/15/24	200	200
Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	25	23
Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	1,500	1,382
7 Kansas City Southern Railway Co.	4.300%	5/15/43	225	203
Norfolk Southern Corp.	5.750%	1/15/16	175	190
Norfolk Southern Corp.	7.700%	5/15/17	400	474
Norfolk Southern Corp.	5.750%	4/1/18	100	114
Norfolk Southern Corp.	5.900%	6/15/19	835	966
Norfolk Southern Corp.	3.250%	12/1/21	25	25
Norfolk Southern Corp.	2.903%	2/15/23	280	267
Norfolk Southern Corp.	5.590%	5/17/25	14	16
Norfolk Southern Corp.	4.837%	10/1/41	665	680

Norfolk Southern Corp.	3.950%	10/1/42	525	477
Norfolk Southern Corp.	6.000%	5/23/11	650	743
Norfolk Southern Railway Co.	9.750%	6/15/20	116	158
4 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	11/1/19	257	292
Ryder System Inc.	3.600%	3/1/16	400	420
Ryder System Inc.	5.850%	11/1/16	75	84
Ryder System Inc.	2.350%	2/26/19	550	545
Ryder System Inc.	2.550%	6/1/19	600	598
Southwest Airlines Co.	5.750%	12/15/16	200	223
Southwest Airlines Co.	5.125%	3/1/17	400	439
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	113	130
Union Pacific Corp.	2.750%	4/15/23	275	259
Union Pacific Corp.	6.625%	2/1/29	400	498
Union Pacific Corp.	4.750%	9/15/41	750	771
Union Pacific Corp.	4.250%	4/15/43	400	380
Union Pacific Corp.	4.750%	12/15/43	275	283
Union Pacific Corp.	4.821%	2/1/44	1,089	1,132
Union Pacific Corp.	4.850%	6/15/44	800	838
4 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	700	718
4 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	4/11/26	750	754
United Parcel Service Inc.	1.125%	10/1/17	800	795
United Parcel Service Inc.	5.500%	1/15/18	1,000	1,137
United Parcel Service Inc.	5.125%	4/1/19	175	199
United Parcel Service Inc.	3.125%	1/15/21	965	991
United Parcel Service Inc.	2.450%	10/1/22	925	878
United Parcel Service Inc.	6.200%	1/15/38	1,160	1,467
United Parcel Service Inc.	3.625%	10/1/42	675	604
4 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	100	101
4 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	75	78
				1,253,830
Utilities (1.2%)
Electric (0.8%)
AEP Texas Central Co.	6.650%	2/15/33	400	494
Alabama Power Co.	5.500%	10/15/17	550	623
Alabama Power Co.	3.550%	12/1/23	1,700	1,715
Alabama Power Co.	4.100%	1/15/42	1,000	960
Alabama Power Co.	3.850%	12/1/42	125	115
Ameren Illinois Co.	6.125%	11/15/17	25	29
Ameren Illinois Co.	2.700%	9/1/22	1,200	1,164
American Electric Power Co. Inc.	1.650%	12/15/17	325	323
Appalachian Power Co.	5.800%	10/1/35	100	114
Appalachian Power Co.	6.700%	8/15/37	500	629
Appalachian Power Co.	7.000%	4/1/38	260	341
Arizona Public Service Co.	4.650%	5/15/15	275	287
Arizona Public Service Co.	5.500%	9/1/35	550	633
Arizona Public Service Co.	5.050%	9/1/41	575	629
Arizona Public Service Co.	4.500%	4/1/42	25	26
Arizona Public Service Co.	4.700%	1/15/44	400	420
Atlantic City Electric Co.	7.750%	11/15/18	900	1,108
Baltimore Gas & Electric Co.	3.350%	7/1/23	950	937
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	233

CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	612
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	550	562
Cleco Power LLC	6.000%	12/1/40	175	205
Cleveland Electric Illuminating Co.	5.700%	4/1/17	259	287
Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	240
Cleveland Electric Illuminating Co.	5.500%	8/15/24	750	850
CMS Energy Corp.	8.750%	6/15/19	500	644
CMS Energy Corp.	5.050%	3/15/22	500	555
CMS Energy Corp.	3.875%	3/1/24	900	905
CMS Energy Corp.	4.700%	3/31/43	350	349
CMS Energy Corp.	4.875%	3/1/44	300	306
Commonwealth Edison Co.	5.950%	8/15/16	200	223
Commonwealth Edison Co.	1.950%	9/1/16	115	118
Commonwealth Edison Co.	6.150%	9/15/17	600	690
Commonwealth Edison Co.	5.800%	3/15/18	150	172
Commonwealth Edison Co.	5.900%	3/15/36	100	120
Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,320
Commonwealth Edison Co.	4.600%	8/15/43	1,750	1,806
Commonwealth Edison Co.	4.700%	1/15/44	900	942
Connecticut Light & Power Co.	5.500%	2/1/19	2,000	2,290
Connecticut Light & Power Co.	6.350%	6/1/36	250	316
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	625	674
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	975	1,172
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	339
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,027
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	499
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	475	434
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,300	1,288
Constellation Energy Group Inc.	4.550%	6/15/15	175	183
Constellation Energy Group Inc.	5.150%	12/1/20	1,495	1,635
Consumers Energy Co.	6.125%	3/15/19	1,000	1,177
Consumers Energy Co.	6.700%	9/15/19	495	602
Consumers Energy Co.	2.850%	5/15/22	1,150	1,127
Consumers Energy Co.	3.375%	8/15/23	925	924
Delmarva Power & Light Co.	3.500%	11/15/23	125	125
Delmarva Power & Light Co.	4.000%	6/1/42	225	211
Dominion Resources Inc.	2.250%	9/1/15	750	765
Dominion Resources Inc.	5.600%	11/15/16	470	521
Dominion Resources Inc.	1.400%	9/15/17	100	99
Dominion Resources Inc.	6.000%	11/30/17	550	628
Dominion Resources Inc.	4.450%	3/15/21	125	135
Dominion Resources Inc.	2.750%	9/15/22	100	95
Dominion Resources Inc.	5.250%	8/1/33	200	220
Dominion Resources Inc.	4.900%	8/1/41	550	564
Dominion Resources Inc.	4.050%	9/15/42	325	291
4 Dominion Resources Inc.	7.500%	6/30/66	175	191
DTE Electric Co.	3.450%	10/1/20	410	427
DTE Electric Co.	3.900%	6/1/21	100	106
DTE Electric Co.	2.650%	6/15/22	325	313
DTE Electric Co.	3.650%	3/15/24	1,575	1,605
DTE Electric Co.	5.700%	10/1/37	125	148
DTE Electric Co.	3.950%	6/15/42	900	846
Duke Energy Carolinas LLC	7.000%	11/15/18	660	800
Duke Energy Carolinas LLC	4.300%	6/15/20	500	545
Duke Energy Carolinas LLC	3.900%	6/15/21	1,030	1,098
Duke Energy Carolinas LLC	6.000%	12/1/28	300	362
Duke Energy Carolinas LLC	6.100%	6/1/37	1,100	1,332

Duke Energy Carolinas LLC	6.000%	1/15/38	25	31
Duke Energy Carolinas LLC	6.050%	4/15/38	25	31
Duke Energy Carolinas LLC	5.300%	2/15/40	710	812
Duke Energy Carolinas LLC	4.250%	12/15/41	800	788
Duke Energy Carolinas LLC	4.000%	9/30/42	425	402
Duke Energy Corp.	3.350%	4/1/15	375	386
Duke Energy Corp.	1.625%	8/15/17	625	627
Duke Energy Corp.	2.100%	6/15/18	1,000	1,003
Duke Energy Corp.	5.050%	9/15/19	175	196
Duke Energy Corp.	3.050%	8/15/22	200	195
Duke Energy Corp.	3.950%	10/15/23	225	231
Duke Energy Florida Inc.	5.100%	12/1/15	410	440
Duke Energy Florida Inc.	5.650%	6/15/18	50	57
Duke Energy Florida Inc.	4.550%	4/1/20	1,375	1,515
Duke Energy Florida Inc.	6.350%	9/15/37	525	674
Duke Energy Indiana Inc.	3.750%	7/15/20	185	195
Duke Energy Indiana Inc.	4.200%	3/15/42	475	463
Duke Energy Indiana Inc.	4.900%	7/15/43	850	922
Duke Energy Progress Inc.	5.300%	1/15/19	675	769
Duke Energy Progress Inc.	3.000%	9/15/21	750	753
Duke Energy Progress Inc.	4.375%	3/30/44	525	525
El Paso Electric Co.	6.000%	5/15/35	175	196
Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,308
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	150	170
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,500	1,727
Entergy Louisiana LLC	5.400%	11/1/24	1,175	1,353
Exelon Corp.	4.900%	6/15/15	500	524
Exelon Generation Co. LLC	6.200%	10/1/17	930	1,051
Exelon Generation Co. LLC	4.000%	10/1/20	575	592
Exelon Generation Co. LLC	5.600%	6/15/42	121	126
Florida Power & Light Co.	5.550%	11/1/17	75	85
Florida Power & Light Co.	2.750%	6/1/23	1,325	1,280
Florida Power & Light Co.	5.950%	10/1/33	100	123
Florida Power & Light Co.	5.625%	4/1/34	225	268
Florida Power & Light Co.	4.950%	6/1/35	50	55
Florida Power & Light Co.	6.200%	6/1/36	50	63
Florida Power & Light Co.	5.850%	5/1/37	560	678
Florida Power & Light Co.	5.950%	2/1/38	175	215
Florida Power & Light Co.	5.960%	4/1/39	225	278
Florida Power & Light Co.	4.125%	2/1/42	75	73
Florida Power & Light Co.	3.800%	12/15/42	625	576
Georgia Power Co.	0.750%	8/10/15	125	125
Georgia Power Co.	5.950%	2/1/39	150	180
Georgia Power Co.	4.750%	9/1/40	125	129
Iberdrola International BV	6.750%	7/15/36	175	204
Indiana Michigan Power Co.	3.200%	3/15/23	475	458
4 Integrys Energy Group Inc.	6.110%	12/1/66	300	303
Interstate Power & Light Co.	6.250%	7/15/39	100	125
ITC Holdings Corp.	4.050%	7/1/23	175	175
ITC Holdings Corp.	5.300%	7/1/43	200	210
Jersey Central Power & Light Co.	5.625%	5/1/16	350	380
Jersey Central Power & Light Co.	5.650%	6/1/17	350	387
Jersey Central Power & Light Co.	6.150%	6/1/37	200	223
4 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	170	178
Kansas City Power & Light Co.	6.050%	11/15/35	200	233
Kansas City Power & Light Co.	5.300%	10/1/41	830	896
Kentucky Utilities Co.	1.625%	11/1/15	1,030	1,046

Kentucky Utilities Co.	3.250%	11/1/20	200	205
Kentucky Utilities Co.	4.650%	11/15/43	875	910
LG&E & KU Energy LLC	2.125%	11/15/15	125	127
LG&E & KU Energy LLC	3.750%	11/15/20	1,150	1,184
Louisville Gas & Electric Co.	1.625%	11/15/15	300	305
Louisville Gas & Electric Co.	5.125%	11/15/40	100	112
Louisville Gas & Electric Co.	4.650%	11/15/43	625	649
MidAmerican Energy Co.	5.950%	7/15/17	560	639
MidAmerican Energy Co.	6.750%	12/30/31	725	940
7 MidAmerican Energy Holdings Co.	1.100%	5/15/17	1,000	995
7 MidAmerican Energy Holdings Co.	2.000%	11/15/18	125	123
7 MidAmerican Energy Holdings Co.	3.750%	11/15/23	525	523
MidAmerican Energy Holdings Co.	6.125%	4/1/36	975	1,163
MidAmerican Energy Holdings Co.	5.950%	5/15/37	1,225	1,438
MidAmerican Energy Holdings Co.	6.500%	9/15/37	370	459
7 MidAmerican Energy Holdings Co.	5.150%	11/15/43	475	508
Mississippi Power Co.	4.250%	3/15/42	375	347
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	125	131
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,025	1,168
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	1,100	1,485
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	900	880
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	625	620
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	450	632
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	120	118
4 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	100	95
Nevada Power Co.	6.500%	5/15/18	1,200	1,411
Nevada Power Co.	6.650%	4/1/36	410	533
Nevada Power Co.	5.450%	5/15/41	500	578
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	615	647
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	1,125	1,087
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	225	221
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	275	277
Northern States Power Co.	5.250%	3/1/18	950	1,072
Northern States Power Co.	6.200%	7/1/37	250	314
Northern States Power Co.	5.350%	11/1/39	175	200
NSTAR Electric Co.	5.625%	11/15/17	525	598
NSTAR LLC	4.500%	11/15/19	1,245	1,357
Oglethorpe Power Corp.	6.100%	3/15/19	925	1,071
Oglethorpe Power Corp.	5.950%	11/1/39	100	119
Oglethorpe Power Corp.	5.375%	11/1/40	380	418
Ohio Power Co.	6.000%	6/1/16	480	531
Ohio Power Co.	6.050%	5/1/18	100	115
Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	181
Oklahoma Gas & Electric Co.	3.900%	5/1/43	875	807
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	175	182
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	330	390
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	248
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	600	796
Pacific Gas & Electric Co.	5.625%	11/30/17	250	284

Pacific Gas & Electric Co.	8.250%	10/15/18	275	342
Pacific Gas & Electric Co.	3.500%	10/1/20	410	422
Pacific Gas & Electric Co.	4.250%	5/15/21	225	241
Pacific Gas & Electric Co.	3.250%	9/15/21	1,750	1,743
Pacific Gas & Electric Co.	3.250%	6/15/23	575	556
Pacific Gas & Electric Co.	3.750%	2/15/24	150	150
Pacific Gas & Electric Co.	6.050%	3/1/34	1,235	1,459
Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,181
Pacific Gas & Electric Co.	6.250%	3/1/39	1,000	1,215
Pacific Gas & Electric Co.	5.400%	1/15/40	500	546
Pacific Gas & Electric Co.	4.450%	4/15/42	600	590
Pacific Gas & Electric Co.	4.600%	6/15/43	625	628
Pacific Gas & Electric Co.	4.750%	2/15/44	200	201
PacifiCorp	2.950%	2/1/22	1,000	985
PacifiCorp	3.600%	4/1/24	500	505
PacifiCorp	5.250%	6/15/35	475	531
PacifiCorp	5.750%	4/1/37	410	492
PacifiCorp	6.250%	10/15/37	600	758
PacifiCorp	4.100%	2/1/42	350	335
Peco Energy Co.	1.200%	10/15/16	350	353
Peco Energy Co.	5.350%	3/1/18	125	141
Pennsylvania Electric Co.	6.050%	9/1/17	75	84
Pennsylvania Electric Co.	5.200%	4/1/20	205	224
Pepco Holdings Inc.	2.700%	10/1/15	680	696
PG&E Corp.	2.400%	3/1/19	1,650	1,634
Potomac Electric Power Co.	6.500%	11/15/37	400	520
PPL Capital Funding Inc.	3.950%	3/15/24	550	551
PPL Capital Funding Inc.	5.000%	3/15/44	450	458
PPL Electric Utilities Corp.	3.000%	9/15/21	410	412
PPL Electric Utilities Corp.	6.250%	5/15/39	100	127
PPL Electric Utilities Corp.	5.200%	7/15/41	700	790
PPL Electric Utilities Corp.	4.750%	7/15/43	1,000	1,056
PPL Energy Supply LLC	6.200%	5/15/16	68	75
Progress Energy Inc.	5.625%	1/15/16	205	222
Progress Energy Inc.	3.150%	4/1/22	500	491
Progress Energy Inc.	7.750%	3/1/31	625	854
Progress Energy Inc.	6.000%	12/1/39	410	493
PSEG Power LLC	5.500%	12/1/15	450	484
PSEG Power LLC	5.320%	9/15/16	615	678
PSEG Power LLC	5.125%	4/15/20	150	165
PSEG Power LLC	4.150%	9/15/21	50	52
Public Service Co. of Colorado	5.800%	8/1/18	100	115
Public Service Co. of Colorado	5.125%	6/1/19	175	199
Public Service Co. of Colorado	3.200%	11/15/20	1,000	1,029
Public Service Co. of Colorado	6.250%	9/1/37	300	385
Public Service Co. of Colorado	3.600%	9/15/42	225	200
Public Service Co. of Colorado	4.300%	3/15/44	200	199
Public Service Co. of New Hampshire	3.500%	11/1/23	75	75
Public Service Co. of Oklahoma	5.150%	12/1/19	600	670
Public Service Co. of Oklahoma	4.400%	2/1/21	500	540
Public Service Co. of Oklahoma	6.625%	11/15/37	275	341
Public Service Electric & Gas Co.	5.300%	5/1/18	394	447
Public Service Electric & Gas Co.	2.300%	9/15/18	450	457
Public Service Electric & Gas Co.	2.375%	5/15/23	225	208
Public Service Electric & Gas Co.	5.375%	11/1/39	300	346
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,437
Puget Energy Inc.	6.500%	12/15/20	250	294

Puget Energy Inc.	6.000%	9/1/21	400	462
Puget Sound Energy Inc.	5.483%	6/1/35	100	115
Puget Sound Energy Inc.	6.274%	3/15/37	500	636
Puget Sound Energy Inc.	5.757%	10/1/39	495	599
Puget Sound Energy Inc.	5.638%	4/15/41	1,390	1,671
Puget Sound Energy Inc.	4.434%	11/15/41	275	280
San Diego Gas & Electric Co.	5.300%	11/15/15	100	107
San Diego Gas & Electric Co.	3.000%	8/15/21	150	151
San Diego Gas & Electric Co.	6.000%	6/1/26	500	611
San Diego Gas & Electric Co.	5.350%	5/15/35	100	116
San Diego Gas & Electric Co.	5.350%	5/15/40	500	579
San Diego Gas & Electric Co.	4.500%	8/15/40	255	263
SCANA Corp.	4.750%	5/15/21	205	216
Sierra Pacific Power Co.	6.000%	5/15/16	525	582
Sierra Pacific Power Co.	6.750%	7/1/37	400	524
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,100	1,314
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	573
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	185
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	117
South Carolina Electric & Gas Co.	4.350%	2/1/42	200	199
South Carolina Electric & Gas Co.	4.600%	6/15/43	1,075	1,104
Southern California Edison Co.	4.650%	4/1/15	775	808
Southern California Edison Co.	5.000%	1/15/16	275	297
Southern California Edison Co.	3.875%	6/1/21	350	373
Southern California Edison Co.	3.500%	10/1/23	300	303
Southern California Edison Co.	6.650%	4/1/29	225	281
Southern California Edison Co.	5.750%	4/1/35	508	606
Southern California Edison Co.	5.350%	7/15/35	1,460	1,662
Southern California Edison Co.	4.500%	9/1/40	205	210
Southern California Edison Co.	4.050%	3/15/42	425	404
Southern California Edison Co.	3.900%	3/15/43	475	443
Southern California Edison Co.	4.650%	10/1/43	600	624
Southern Co.	1.950%	9/1/16	410	420
Southern Power Co.	4.875%	7/15/15	1,325	1,396
Southern Power Co.	5.150%	9/15/41	1,210	1,267
Southern Power Co.	5.250%	7/15/43	500	536
Southwestern Electric Power Co.	5.875%	3/1/18	25	28
Southwestern Electric Power Co.	6.450%	1/15/19	250	292
Southwestern Electric Power Co.	6.200%	3/15/40	75	91
Southwestern Public Service Co.	4.500%	8/15/41	100	102
Tampa Electric Co.	6.100%	5/15/18	1,575	1,818
Tampa Electric Co.	2.600%	9/15/22	75	71
Tampa Electric Co.	6.550%	5/15/36	375	477
TECO Finance Inc.	4.000%	3/15/16	100	106
TECO Finance Inc.	6.572%	11/1/17	330	382
TECO Finance Inc.	5.150%	3/15/20	125	139
TransAlta Corp.	6.650%	5/15/18	100	114
Tucson Electric Power Co.	5.150%	11/15/21	130	142
UIL Holdings Corp.	4.625%	10/1/20	100	104
Union Electric Co.	6.700%	2/1/19	235	282
Virginia Electric & Power Co.	5.400%	1/15/16	700	758
Virginia Electric & Power Co.	2.950%	1/15/22	750	742
Virginia Electric & Power Co.	6.000%	5/15/37	550	673
Virginia Electric & Power Co.	6.350%	11/30/37	600	764
Virginia Electric & Power Co.	8.875%	11/15/38	100	162
Virginia Electric & Power Co.	4.000%	1/15/43	850	799
Westar Energy Inc.	8.625%	12/1/18	1,394	1,763

Westar Energy Inc.	4.125%	3/1/42	525	506
Westar Energy Inc.	4.100%	4/1/43	225	215
Westar Energy Inc.	4.625%	9/1/43	150	156
Wisconsin Electric Power Co.	4.250%	12/15/19	175	191
Wisconsin Electric Power Co.	2.950%	9/15/21	635	636
Wisconsin Electric Power Co.	5.625%	5/15/33	200	236
4 Wisconsin Energy Corp.	6.250%	5/15/67	525	541
Wisconsin Power & Light Co.	5.000%	7/15/19	25	28
Wisconsin Power & Light Co.	2.250%	11/15/22	275	255
Wisconsin Power & Light Co.	6.375%	8/15/37	300	383
Wisconsin Public Service Corp.	3.671%	12/1/42	75	67
Xcel Energy Inc.	5.613%	4/1/17	631	704
Xcel Energy Inc.	4.700%	5/15/20	305	337
Xcel Energy Inc.	6.500%	7/1/36	635	806

Natural Gas (0.4%)
AGL Capital Corp.	3.500%	9/15/21	1,250	1,279
AGL Capital Corp.	5.875%	3/15/41	125	148
AGL Capital Corp.	4.400%	6/1/43	125	122
Atmos Energy Corp.	8.500%	3/15/19	1,500	1,916
Atmos Energy Corp.	5.500%	6/15/41	800	920
Boardwalk Pipelines LP	5.500%	2/1/17	200	217
Boardwalk Pipelines LP	3.375%	2/1/23	325	285
British Transco Finance Inc.	6.625%	6/1/18	430	506
Buckeye Partners LP	6.050%	1/15/18	25	28
Buckeye Partners LP	2.650%	11/15/18	100	99
Buckeye Partners LP	4.875%	2/1/21	650	687
CenterPoint Energy Resources Corp.	6.150%	5/1/16	505	558
CenterPoint Energy Resources Corp.	6.000%	5/15/18	150	172
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	285
CenterPoint Energy Resources Corp.	5.850%	1/15/41	75	89
DCP Midstream LLC	8.125%	8/16/30	1,000	1,281
DCP Midstream Operating LP	3.250%	10/1/15	175	181
DCP Midstream Operating LP	2.500%	12/1/17	225	229
DCP Midstream Operating LP	2.700%	4/1/19	175	175
DCP Midstream Operating LP	4.950%	4/1/22	75	80
DCP Midstream Operating LP	3.875%	3/15/23	725	707
DCP Midstream Operating LP	5.600%	4/1/44	350	364
7 Dominion Gas Holdings LLC	3.550%	11/1/23	1,000	986
7 Dominion Gas Holdings LLC	4.800%	11/1/43	500	508
El Paso Natural Gas Co. LLC	5.950%	4/15/17	710	793
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	2,000	2,292
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	1,923	2,046
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	150	133
Enbridge Energy Partners LP	9.875%	3/1/19	1,595	2,090
Energy Transfer Partners LP	6.125%	2/15/17	300	337
Energy Transfer Partners LP	9.700%	3/15/19	500	647
Energy Transfer Partners LP	9.000%	4/15/19	254	319
Energy Transfer Partners LP	4.150%	10/1/20	1,425	1,466
Energy Transfer Partners LP	4.650%	6/1/21	545	571
Energy Transfer Partners LP	5.200%	2/1/22	575	622
Energy Transfer Partners LP	3.600%	2/1/23	1,000	955
Energy Transfer Partners LP	6.625%	10/15/36	150	170
Energy Transfer Partners LP	7.500%	7/1/38	500	611
Energy Transfer Partners LP	6.050%	6/1/41	1,150	1,241
Energy Transfer Partners LP	5.150%	2/1/43	925	893
EnLink Midstream Partners LP	2.700%	4/1/19	225	226

EnLink Midstream Partners LP	4.400%	4/1/24	225	229
EnLink Midstream Partners LP	5.600%	4/1/44	175	184
† Enron Corp.	9.125%	4/1/03	700	—
† Enron Corp.	7.125%	5/15/07	300	—
† Enron Corp.	6.875%	10/15/07	1,000	—
Enterprise Products Operating LLC	5.600%	10/15/14	1,185	1,218
Enterprise Products Operating LLC	6.300%	9/15/17	175	202
Enterprise Products Operating LLC	6.650%	4/15/18	50	59
Enterprise Products Operating LLC	6.500%	1/31/19	50	59
Enterprise Products Operating LLC	5.200%	9/1/20	235	263
Enterprise Products Operating LLC	4.050%	2/15/22	175	183
Enterprise Products Operating LLC	3.350%	3/15/23	350	341
Enterprise Products Operating LLC	3.900%	2/15/24	1,300	1,301
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,759
Enterprise Products Operating LLC	7.550%	4/15/38	450	589
Enterprise Products Operating LLC	5.950%	2/1/41	495	564
Enterprise Products Operating LLC	4.850%	8/15/42	850	844
Enterprise Products Operating LLC	4.850%	3/15/44	450	447
Enterprise Products Operating LLC	5.100%	2/15/45	1,275	1,316
4 Enterprise Products Operating LLC	8.375%	8/1/66	250	281
4 Enterprise Products Operating LLC	7.034%	1/15/68	600	679
Gulf South Pipeline Co. LP	4.000%	6/15/22	300	298
KeySpan Corp.	8.000%	11/15/30	200	272
KeySpan Corp.	5.803%	4/1/35	250	283
Kinder Morgan Energy Partners LP	3.500%	3/1/16	990	1,034
Kinder Morgan Energy Partners LP	5.950%	2/15/18	750	853
Kinder Morgan Energy Partners LP	2.650%	2/1/19	25	25
Kinder Morgan Energy Partners LP	3.500%	3/1/21	350	348
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	847
Kinder Morgan Energy Partners LP	4.150%	3/1/22	175	178
Kinder Morgan Energy Partners LP	3.950%	9/1/22	450	447
Kinder Morgan Energy Partners LP	3.450%	2/15/23	1,950	1,849
Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,225	1,159
Kinder Morgan Energy Partners LP	4.150%	2/1/24	575	572
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	215
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	319
Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	455
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	400
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,575	1,802
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	1,146
Kinder Morgan Energy Partners LP	5.000%	8/15/42	275	261
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	476
Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	508
Magellan Midstream Partners LP	5.650%	10/15/16	560	622
Magellan Midstream Partners LP	6.550%	7/15/19	625	739
Magellan Midstream Partners LP	4.200%	12/1/42	450	410
Magellan Midstream Partners LP	5.150%	10/15/43	525	551
National Fuel Gas Co.	6.500%	4/15/18	750	861
National Fuel Gas Co.	3.750%	3/1/23	500	487
National Grid plc	6.300%	8/1/16	275	307
Nisource Finance Corp.	6.400%	3/15/18	615	710
Nisource Finance Corp.	6.800%	1/15/19	2,550	3,023
Nisource Finance Corp.	6.125%	3/1/22	450	519
Nisource Finance Corp.	6.250%	12/15/40	400	456
Nisource Finance Corp.	5.950%	6/15/41	500	555
Nisource Finance Corp.	5.800%	2/1/42	300	326
Nisource Finance Corp.	4.800%	2/15/44	200	192

7 ONE Gas Inc.	2.070%	2/1/19	300	299
7 ONE Gas Inc.	4.658%	2/1/44	125	130
ONEOK Partners LP	3.250%	2/1/16	50	52
ONEOK Partners LP	6.150%	10/1/16	410	459
ONEOK Partners LP	2.000%	10/1/17	625	629
ONEOK Partners LP	8.625%	3/1/19	400	502
ONEOK Partners LP	3.375%	10/1/22	250	241
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	800	912
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	155
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	50	59
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	125	160
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	1,125	1,246
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	205	251
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	50	46
Questar Corp.	2.750%	2/1/16	25	26
Sempra Energy	6.500%	6/1/16	1,315	1,469
Sempra Energy	6.150%	6/15/18	750	869
Sempra Energy	9.800%	2/15/19	250	332
Sempra Energy	4.050%	12/1/23	850	872
Sempra Energy	6.000%	10/15/39	705	839
Southern California Gas Co.	5.750%	11/15/35	25	31
Southern California Gas Co.	4.450%	3/15/44	150	152
7 Southern Natural Gas Co. LLC	5.900%	4/1/17	150	168
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	1,250	1,315
Spectra Energy Capital LLC	6.200%	4/15/18	850	969
Spectra Energy Capital LLC	8.000%	10/1/19	165	202
Spectra Energy Partners LP	2.950%	9/25/18	75	77
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	419	496
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	300	284
Texas Eastern Transmission LP	7.000%	7/15/32	500	632
Texas Gas Transmission LLC	4.600%	6/1/15	250	260
TransCanada PipeLines Ltd.	0.750%	1/15/16	175	175
TransCanada PipeLines Ltd.	6.500%	8/15/18	300	354
TransCanada PipeLines Ltd.	3.800%	10/1/20	2,660	2,805
TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	938
TransCanada PipeLines Ltd.	3.750%	10/16/23	600	601
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	904
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	145
TransCanada PipeLines Ltd.	6.200%	10/15/37	700	849
TransCanada PipeLines Ltd.	7.625%	1/15/39	410	573
TransCanada PipeLines Ltd.	5.000%	10/16/43	700	737
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	400	415
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	230	265
Western Gas Partners LP	5.375%	6/1/21	500	548
Western Gas Partners LP	5.450%	4/1/44	600	608
Williams Cos. Inc.	7.500%	1/15/31	321	354
Williams Cos. Inc.	7.750%	6/15/31	407	458
Williams Partners LP	3.800%	2/15/15	125	128
Williams Partners LP	7.250%	2/1/17	500	576
Williams Partners LP	5.250%	3/15/20	1,895	2,089
Williams Partners LP	6.300%	4/15/40	675	768

Williams Partners LP	5.800%	11/15/43	700	755

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	125	142
American Water Capital Corp.	3.850%	3/1/24	1,775	1,801
American Water Capital Corp.	6.593%	10/15/37	500	635
American Water Capital Corp.	4.300%	12/1/42	125	119
United Utilities plc	5.375%	2/1/19	2,200	2,376
Veolia Environnement SA	6.000%	6/1/18	600	679

				264,475
Total Corporate Bonds (Cost $2,152,458)				2,225,718
Sovereign Bonds (U.S. Dollar-Denominated) (2.2%)
African Development Bank	0.750%	10/18/16	1,150	1,142
African Development Bank	1.125%	3/15/17	1,550	1,558
African Development Bank	0.875%	3/15/18	1,500	1,469
African Development Bank	1.625%	10/2/18	300	300
Asian Development Bank	4.250%	10/20/14	300	307
Asian Development Bank	0.500%	8/17/15	700	702
Asian Development Bank	2.500%	3/15/16	775	805
Asian Development Bank	5.500%	6/27/16	100	111
Asian Development Bank	1.125%	3/15/17	1,325	1,332
Asian Development Bank	5.593%	7/16/18	500	575
Asian Development Bank	1.750%	9/11/18	1,550	1,560
Asian Development Bank	1.875%	10/23/18	530	535
Asian Development Bank	1.750%	3/21/19	475	474
Asian Development Bank	1.875%	4/12/19	1,450	1,443
Asian Development Bank	1.375%	3/23/20	2,250	2,160
Banco do Brasil SA	3.875%	1/23/17	200	206
Banco do Brasil SA	3.875%	10/10/22	1,000	928
Canada	0.875%	2/14/17	2,050	2,047
Canada	1.625%	2/27/19	800	793
China Development Bank Corp.	5.000%	10/15/15	175	185
CNOOC Finance 2013 Ltd.	1.750%	5/9/18	225	220
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	1,950	1,766
Corp. Andina de Fomento	5.125%	5/5/15	450	462
Corp. Andina de Fomento	3.750%	1/15/16	1,765	1,848
Corp. Andina de Fomento	4.375%	6/15/22	1,375	1,420
Council Of Europe Development Bank	2.625%	2/16/16	735	765
Council Of Europe Development Bank	1.250%	9/22/16	1,000	1,012
Council Of Europe Development Bank	1.500%	6/19/17	1,000	1,011
Council Of Europe Development Bank	1.000%	3/7/18	525	516
Council Of Europe Development Bank	1.125%	5/31/18	975	957
8 Development Bank of Japan Inc.	4.250%	6/9/15	910	951
Ecopetrol SA	7.625%	7/23/19	700	841
Ecopetrol SA	5.875%	9/18/23	1,750	1,916
Ecopetrol SA	7.375%	9/18/43	800	920
European Bank for Reconstruction &
Development	2.750%	4/20/15	1,000	1,027
European Bank for Reconstruction &
Development	1.625%	9/3/15	100	102
European Bank for Reconstruction &
Development	2.500%	3/15/16	500	520
European Bank for Reconstruction &
Development	1.375%	10/20/16	1,515	1,539

European Bank for Reconstruction &
Development	1.000%	2/16/17	1,000	1,003
European Bank for Reconstruction &
Development	0.750%	9/1/17	1,000	986
European Bank for Reconstruction &
Development	1.000%	6/15/18	700	686
European Bank for Reconstruction &
Development	1.000%	9/17/18	400	388
European Bank for Reconstruction &
Development	1.625%	11/15/18	50	50
European Bank for Reconstruction &
Development	1.500%	3/16/20	650	626
European Investment Bank	2.750%	3/23/15	900	922
European Investment Bank	1.125%	4/15/15	3,150	3,181
European Investment Bank	1.625%	9/1/15	6,955	7,087
European Investment Bank	1.375%	10/20/15	2,855	2,902
European Investment Bank	4.875%	2/16/16	550	595
European Investment Bank	2.250%	3/15/16	4,050	4,191
European Investment Bank	0.625%	4/15/16	1,200	1,204
European Investment Bank	2.500%	5/16/16	525	547
European Investment Bank	2.125%	7/15/16	1,000	1,034
European Investment Bank	0.500%	8/15/16	2,850	2,843
European Investment Bank	5.125%	9/13/16	1,500	1,660
European Investment Bank	1.250%	10/14/16	950	962
European Investment Bank	1.125%	12/15/16	1,300	1,302
European Investment Bank	4.875%	1/17/17	1,225	1,357
European Investment Bank	1.750%	3/15/17	1,125	1,151
European Investment Bank	0.875%	4/18/17	1,500	1,492
European Investment Bank	5.125%	5/30/17	800	900
European Investment Bank	1.625%	6/15/17	100	102
European Investment Bank	1.125%	9/15/17	450	449
European Investment Bank	1.000%	12/15/17	300	297
European Investment Bank	1.000%	3/15/18	4,075	4,002
European Investment Bank	1.000%	6/15/18	3,500	3,417
European Investment Bank	1.625%	12/18/18	3,200	3,181
European Investment Bank	1.875%	3/15/19	4,400	4,379
European Investment Bank	2.875%	9/15/20	1,650	1,696
European Investment Bank	4.000%	2/16/21	4,000	4,371
European Investment Bank	2.500%	4/15/21	3,650	3,645
European Investment Bank	3.250%	1/29/24	1,550	1,567
Export Development Canada	2.250%	5/28/15	150	153
Export Development Canada	1.250%	10/26/16	1,970	1,996
Export Development Canada	0.750%	12/15/17	900	882
Export Development Canada	1.500%	10/3/18	1,775	1,758
Export-Import Bank of Korea	4.125%	9/9/15	1,025	1,072
Export-Import Bank of Korea	3.750%	10/20/16	300	318
Export-Import Bank of Korea	4.000%	1/11/17	725	781
Export-Import Bank of Korea	2.875%	9/17/18	700	715
Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,054
Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,653
Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,168
Federative Republic of Brazil	6.000%	1/17/17	2,545	2,829
4 Federative Republic of Brazil	8.000%	1/15/18	711	792
Federative Republic of Brazil	5.875%	1/15/19	875	984
Federative Republic of Brazil	8.875%	10/14/19	175	225
Federative Republic of Brazil	4.875%	1/22/21	3,305	3,515
Federative Republic of Brazil	2.625%	1/5/23	1,025	909

Federative Republic of Brazil	8.875%	4/15/24	325	438
Federative Republic of Brazil	8.750%	2/4/25	800	1,078
Federative Republic of Brazil	10.125%	5/15/27	875	1,323
Federative Republic of Brazil	8.250%	1/20/34	1,075	1,424
Federative Republic of Brazil	7.125%	1/20/37	650	780
4 Federative Republic of Brazil	11.000%	8/17/40	1,650	1,866
Federative Republic of Brazil	5.625%	1/7/41	3,450	3,483
FMS Wertmanagement AoeR	0.625%	4/18/16	400	401
FMS Wertmanagement AoeR	1.125%	10/14/16	1,200	1,210
FMS Wertmanagement AoeR	1.000%	11/21/17	475	469
FMS Wertmanagement AoeR	1.625%	11/20/18	1,600	1,592
Hydro-Quebec	2.000%	6/30/16	1,425	1,465
Hydro-Quebec	1.375%	6/19/17	1,000	998
Hydro-Quebec	8.400%	1/15/22	1,235	1,635
Inter-American Development Bank	2.250%	7/15/15	3,975	4,077
Inter-American Development Bank	1.375%	10/18/16	2,890	2,935
Inter-American Development Bank	0.875%	11/15/16	400	400
Inter-American Development Bank	1.125%	3/15/17	100	101
Inter-American Development Bank	2.375%	8/15/17	250	260
Inter-American Development Bank	0.875%	3/15/18	350	343
Inter-American Development Bank	1.750%	8/24/18	5,105	5,136
Inter-American Development Bank	3.875%	9/17/19	100	110
Inter-American Development Bank	3.875%	2/14/20	500	544
Inter-American Development Bank	2.125%	11/9/20	350	346
Inter-American Development Bank	3.000%	2/21/24	2,600	2,597
Inter-American Development Bank	7.000%	6/15/25	250	328
Inter-American Development Bank	3.875%	10/28/41	800	766
Inter-American Development Bank	4.375%	1/24/44	1,150	1,196
International Bank for Reconstruction &
Development	2.375%	5/26/15	5,230	5,358
International Bank for Reconstruction &
Development	0.375%	11/16/15	500	499
International Bank for Reconstruction &
Development	2.125%	3/15/16	3,600	3,717
International Bank for Reconstruction &
Development	5.000%	4/1/16	200	218
International Bank for Reconstruction &
Development	0.500%	4/15/16	1,125	1,126
International Bank for Reconstruction &
Development	0.500%	5/16/16	700	699
International Bank for Reconstruction &
Development	1.000%	9/15/16	405	408
International Bank for Reconstruction &
Development	0.875%	4/17/17	4,750	4,737
International Bank for Reconstruction &
Development	1.125%	7/18/17	950	951
International Bank for Reconstruction &
Development	1.875%	3/15/19	3,300	3,309
International Bank for Reconstruction &
Development	2.125%	11/1/20	2,000	1,972
International Bank for Reconstruction &
Development	7.625%	1/19/23	25	34
International Bank for Reconstruction &
Development	2.125%	2/13/23	150	143
International Finance Corp.	3.000%	4/22/14	875	876
International Finance Corp.	2.750%	4/20/15	900	924
International Finance Corp.	2.250%	4/11/16	525	543

International Finance Corp.	0.500%	5/16/16	250	250
International Finance Corp.	0.625%	11/15/16	1,000	995
International Finance Corp.	1.125%	11/23/16	2,150	2,168
International Finance Corp.	1.000%	4/24/17	575	575
International Finance Corp.	2.125%	11/17/17	950	978
International Finance Corp.	0.625%	12/21/17	625	609
International Finance Corp.	1.750%	9/4/18	1,300	1,306
8 Japan Bank for International Cooperation	1.875%	9/24/15	1,435	1,466
8 Japan Bank for International Cooperation	2.500%	1/21/16	700	725
8 Japan Bank for International Cooperation	2.500%	5/18/16	600	624
8 Japan Bank for International Cooperation	2.250%	7/13/16	575	595
8 Japan Bank for International Cooperation	1.125%	7/19/17	650	649
8 Japan Bank for International Cooperation	1.750%	7/31/18	925	924
8 Japan Bank for International Cooperation	1.750%	11/13/18	3,000	2,987
8 Japan Bank for International Cooperation	2.125%	2/7/19	1,000	1,007
8 Japan Bank for International Cooperation	3.375%	7/31/23	325	329
8 Japan Finance Organization for Municipalities	4.625%	4/21/15	500	522
8 Japan Finance Organization for Municipalities	5.000%	5/16/17	500	559
9 KFW	2.750%	10/21/14	5,385	5,461
9 KFW	2.625%	3/3/15	1,275	1,303
9 KFW	0.625%	4/24/15	100	100
9 KFW	0.500%	9/30/15	1,700	1,705
9 KFW	1.250%	10/26/15	550	558
9 KFW	5.125%	3/14/16	775	845
9 KFW	0.500%	4/19/16	2,000	2,000
9 KFW	2.000%	6/1/16	1,250	1,290
9 KFW	1.250%	10/5/16	2,545	2,579
9 KFW	0.625%	12/15/16	2,100	2,090
9 KFW	1.250%	2/15/17	3,425	3,458
9 KFW	0.750%	3/17/17	3,400	3,372
9 KFW	0.875%	9/5/17	2,000	1,983
9 KFW	4.375%	3/15/18	3,450	3,844
9 KFW	1.000%	6/11/18	1,000	981
9 KFW	4.500%	7/16/18	350	393
9 KFW	1.875%	4/1/19	3,925	3,932
9 KFW	4.875%	6/17/19	4,775	5,470
9 KFW	4.000%	1/27/20	150	165
9 KFW	2.750%	9/8/20	4,500	4,609
9 KFW	2.750%	10/1/20	1,150	1,176
9 KFW	2.375%	8/25/21	2,710	2,674
9 KFW	2.625%	1/25/22	1,500	1,494
9 KFW	2.000%	10/4/22	1,575	1,485
9 KFW	2.125%	1/17/23	1,750	1,653
9 KFW	0.000%	4/18/36	500	219
Korea Development Bank	4.375%	8/10/15	700	733
Korea Development Bank	3.250%	3/9/16	970	1,011
Korea Development Bank	4.000%	9/9/16	750	799
Korea Development Bank	3.875%	5/4/17	1,000	1,068
Korea Development Bank	3.750%	1/22/24	1,800	1,822
Korea Finance Corp.	4.625%	11/16/21	1,375	1,487
9 Landwirtschaftliche Rentenbank	3.125%	7/15/15	325	336
9 Landwirtschaftliche Rentenbank	4.875%	11/16/15	1,025	1,098
9 Landwirtschaftliche Rentenbank	2.500%	2/15/16	1,755	1,818
9 Landwirtschaftliche Rentenbank	2.125%	7/15/16	975	1,007
9 Landwirtschaftliche Rentenbank	2.375%	9/13/17	1,000	1,038
9 Landwirtschaftliche Rentenbank	1.000%	4/4/18	1,000	981
9 Landwirtschaftliche Rentenbank	1.875%	9/17/18	600	603

9	Landwirtschaftliche Rentenbank	1.750%	4/15/19	350	346
9	Landwirtschaftliche Rentenbank	1.375%	10/23/19	425	409
	Nexen Energy ULC	7.875%	3/15/32	100	132
	Nexen Energy ULC	5.875%	3/10/35	410	447
	Nexen Energy ULC	6.400%	5/15/37	800	916
	Nexen Energy ULC	7.500%	7/30/39	625	814
	Nordic Investment Bank	2.500%	7/15/15	810	833
	Nordic Investment Bank	2.250%	3/15/16	450	466
	Nordic Investment Bank	0.750%	1/17/18	2,700	2,622
	North American Development Bank	2.300%	10/10/18	325	322
	North American Development Bank	4.375%	2/11/20	125	133
	North American Development Bank	2.400%	10/26/22	350	327
[10] Oesterreichische Kontrollbank AG		1.125%	7/6/15	1,500	1,513
[10] Oesterreichische Kontrollbank AG		1.750%	10/5/15	1,000	1,019
[10] Oesterreichische Kontrollbank AG		2.000%	6/3/16	625	643
[10] Oesterreichische Kontrollbank AG		0.750%	12/15/16	1,000	998
[10] Oesterreichische Kontrollbank AG		5.000%	4/25/17	300	335
[10] Oesterreichische Kontrollbank AG		1.125%	5/29/18	1,275	1,247
4	Oriental Republic of Uruguay	4.500%	8/14/24	1,650	1,684
4	Oriental Republic of Uruguay	4.125%	11/20/45	2,029	1,634
	Pemex Project Funding Master Trust	5.750%	3/1/18	1,275	1,419
	Pemex Project Funding Master Trust	6.625%	6/15/35	1,000	1,111
	Pemex Project Funding Master Trust	6.625%	6/15/38	375	410
	Petrobras Global Finance BV	3.000%	1/15/19	2,000	1,892
	Petrobras Global Finance BV	4.875%	3/17/20	1,800	1,816
	Petrobras Global Finance BV	4.375%	5/20/23	2,000	1,830
	Petrobras Global Finance BV	6.250%	3/17/24	1,100	1,128
	Petrobras Global Finance BV	7.250%	3/17/44	400	412
	Petrobras International Finance Co.	7.750%	9/15/14	300	310
	Petrobras International Finance Co.	3.875%	1/27/16	2,175	2,236
	Petrobras International Finance Co.	6.125%	10/6/16	1,225	1,322
	Petrobras International Finance Co.	3.500%	2/6/17	100	101
	Petrobras International Finance Co.	5.875%	3/1/18	600	639
	Petrobras International Finance Co.	7.875%	3/15/19	850	969
	Petrobras International Finance Co.	5.750%	1/20/20	1,865	1,947
	Petrobras International Finance Co.	5.375%	1/27/21	3,000	3,034
	Petrobras International Finance Co.	6.875%	1/20/40	1,525	1,507
	Petrobras International Finance Co.	6.750%	1/27/41	1,750	1,699
	Petroleos Mexicanos	8.000%	5/3/19	700	857
	Petroleos Mexicanos	6.000%	3/5/20	425	479
	Petroleos Mexicanos	5.500%	1/21/21	3,930	4,300
	Petroleos Mexicanos	4.875%	1/24/22	1,950	2,032
	Petroleos Mexicanos	3.500%	1/30/23	1,500	1,415
	Petroleos Mexicanos	4.875%	1/18/24	1,500	1,546
4	Petroleos Mexicanos	2.290%	2/15/24	200	198
	Petroleos Mexicanos	6.500%	6/2/41	300	329
	Petroleos Mexicanos	5.500%	6/27/44	2,575	2,486
7	Petroleos Mexicanos	6.375%	1/23/45	1,750	1,893
	Province of British Columbia	2.850%	6/15/15	750	773
	Province of British Columbia	2.100%	5/18/16	2,820	2,904
	Province of British Columbia	2.650%	9/22/21	500	497
	Province of British Columbia	2.000%	10/23/22	300	279
	Province of Manitoba	4.900%	12/6/16	1,235	1,368
	Province of Manitoba	1.125%	6/1/18	850	835
	Province of Manitoba	2.100%	9/6/22	300	278
	Province of New Brunswick	2.750%	6/15/18	725	755
	Province of Nova Scotia	2.375%	7/21/15	560	573

Province of Nova Scotia	5.125%	1/26/17	500	556
Province of Ontario	0.950%	5/26/15	1,050	1,056
Province of Ontario	2.700%	6/16/15	875	898
Province of Ontario	4.750%	1/19/16	75	80
Province of Ontario	2.300%	5/10/16	1,460	1,504
Province of Ontario	1.000%	7/22/16	2,425	2,429
Province of Ontario	1.600%	9/21/16	5,850	5,944
Province of Ontario	1.100%	10/25/17	2,050	2,023
Province of Ontario	3.150%	12/15/17	100	106
Province of Ontario	1.200%	2/14/18	1,200	1,179
Province of Ontario	3.000%	7/16/18	400	419
Province of Ontario	2.000%	9/27/18	1,650	1,659
Province of Ontario	2.000%	1/30/19	1,875	1,875
Province of Ontario	1.650%	9/27/19	925	892
Province of Ontario	4.000%	10/7/19	850	920
Province of Ontario	4.400%	4/14/20	475	523
Province of Ontario	2.450%	6/29/22	100	95
Quebec	4.600%	5/26/15	350	367
Quebec	5.125%	11/14/16	525	581
Quebec	4.625%	5/14/18	2,100	2,346
Quebec	3.500%	7/29/20	1,530	1,604
Quebec	2.750%	8/25/21	1,375	1,350
Quebec	2.625%	2/13/23	1,550	1,471
Quebec	7.125%	2/9/24	400	515
Quebec	7.500%	9/15/29	475	658
Region of Lombardy Italy	5.804%	10/25/32	500	497
Republic of Chile	3.875%	8/5/20	300	317
Republic of Chile	3.250%	9/14/21	800	801
Republic of Chile	2.250%	10/30/22	150	137
Republic of Chile	3.625%	10/30/42	800	660
Republic of Colombia	7.375%	1/27/17	700	809
Republic of Colombia	7.375%	3/18/19	825	994
Republic of Colombia	4.375%	7/12/21	2,130	2,215
4 Republic of Colombia	2.625%	3/15/23	825	742
Republic of Colombia	4.000%	2/26/24	1,800	1,782
Republic of Colombia	8.125%	5/21/24	400	519
Republic of Colombia	7.375%	9/18/37	1,000	1,279
Republic of Colombia	6.125%	1/18/41	1,775	1,988
4 Republic of Colombia	5.625%	2/26/44	800	833
Republic of Italy	4.750%	1/25/16	1,225	1,305
Republic of Italy	5.250%	9/20/16	3,445	3,744
Republic of Italy	5.375%	6/12/17	950	1,042
Republic of Italy	6.875%	9/27/23	125	152
Republic of Italy	5.375%	6/15/33	1,400	1,580
Republic of Korea	7.125%	4/16/19	425	522
Republic of Korea	3.875%	9/11/23	1,800	1,857
Republic of Panama	5.200%	1/30/20	2,045	2,259
Republic of Panama	7.125%	1/29/26	900	1,114
4 Republic of Panama	6.700%	1/26/36	1,584	1,868
4 Republic of Panama	4.300%	4/29/53	250	205
Republic of Peru	8.375%	5/3/16	1,000	1,145
Republic of Peru	7.125%	3/30/19	700	845
Republic of Peru	7.350%	7/21/25	900	1,157
Republic of Peru	8.750%	11/21/33	1,225	1,789
Republic of Peru	5.625%	11/18/50	1,475	1,562
Republic of Philippines	8.375%	6/17/19	800	1,016
Republic of Philippines	6.500%	1/20/20	875	1,041

Republic of Philippines	4.000%	1/15/21	3,475	3,653
Republic of Philippines	10.625%	3/16/25	425	661
Republic of Philippines	5.500%	3/30/26	1,400	1,578
Republic of Philippines	9.500%	2/2/30	1,025	1,596
Republic of Philippines	7.750%	1/14/31	775	1,060
Republic of Philippines	6.375%	1/15/32	800	978
Republic of Philippines	6.375%	10/23/34	1,675	2,083
Republic of Philippines	5.000%	1/13/37	400	437
Republic of Phillippine	4.200%	1/21/24	1,400	1,447
Republic of Poland	3.875%	7/16/15	775	806
Republic of Poland	5.000%	10/19/15	375	399
Republic of Poland	6.375%	7/15/19	3,340	3,933
Republic of Poland	5.125%	4/21/21	900	998
Republic of Poland	5.000%	3/23/22	1,415	1,542
Republic of Poland	3.000%	3/17/23	1,000	935
Republic of Poland	4.000%	1/22/24	875	881
Republic of South Africa	6.875%	5/27/19	875	1,011
Republic of South Africa	5.500%	3/9/20	1,985	2,152
Republic of South Africa	4.665%	1/17/24	1,100	1,092
Republic of South Africa	5.875%	9/16/25	300	323
Republic of South Africa	6.250%	3/8/41	700	767
Republic of Turkey	7.000%	9/26/16	2,350	2,579
Republic of Turkey	7.500%	7/14/17	1,600	1,800
Republic of Turkey	6.750%	4/3/18	1,450	1,606
Republic of Turkey	7.000%	3/11/19	1,325	1,485
Republic of Turkey	7.000%	6/5/20	1,625	1,829
Republic of Turkey	5.625%	3/30/21	175	183
Republic of Turkey	5.125%	3/25/22	1,125	1,133
Republic of Turkey	3.250%	3/23/23	1,000	875
Republic of Turkey	7.375%	2/5/25	2,075	2,387
Republic of Turkey	11.875%	1/15/30	1,600	2,560
Republic of Turkey	8.000%	2/14/34	175	214
Republic of Turkey	6.875%	3/17/36	3,250	3,528
Republic of Turkey	6.750%	5/30/40	2,000	2,138
Republic of Turkey	6.000%	1/14/41	2,150	2,118
Republic of Turkey	4.875%	4/16/43	1,700	1,449
State of Israel	5.500%	11/9/16	1,320	1,474
State of Israel	5.125%	3/26/19	300	341
State of Israel	4.000%	6/30/22	900	938
State of Israel	3.150%	6/30/23	1,100	1,056
State of Israel	4.500%	1/30/43	550	510
Statoil ASA	2.900%	10/15/14	75	76
Statoil ASA	3.125%	8/17/17	1,085	1,144
Statoil ASA	1.200%	1/17/18	2,000	1,960
Statoil ASA	1.950%	11/8/18	200	200
Statoil ASA	5.250%	4/15/19	1,060	1,207
Statoil ASA	2.900%	11/8/20	150	151
Statoil ASA	3.150%	1/23/22	125	125
Statoil ASA	2.450%	1/17/23	400	375
Statoil ASA	2.650%	1/15/24	275	258
Statoil ASA	3.700%	3/1/24	500	509
Statoil ASA	7.150%	1/15/29	250	331
Statoil ASA	5.100%	8/17/40	300	332
Statoil ASA	4.250%	11/23/41	325	317
Statoil ASA	3.950%	5/15/43	175	163
Statoil ASA	4.800%	11/8/43	600	636
Svensk Exportkredit AB	1.750%	10/20/15	1,500	1,529

Svensk Exportkredit AB	0.625%	5/31/16	750	749
Svensk Exportkredit AB	2.125%	7/13/16	1,065	1,098
Svensk Exportkredit AB	1.750%	5/30/17	125	127
United Mexican States	11.375%	9/15/16	100	125
United Mexican States	5.625%	1/15/17	4,129	4,595
United Mexican States	5.950%	3/19/19	2,313	2,689
United Mexican States	3.500%	1/21/21	1,000	1,013
United Mexican States	3.625%	3/15/22	3,350	3,371
United Mexican States	4.000%	10/2/23	3,232	3,271
United Mexican States	6.750%	9/27/34	809	989
United Mexican States	6.050%	1/11/40	1,645	1,870
United Mexican States	4.750%	3/8/44	3,842	3,647
United Mexican States	5.550%	1/21/45	200	213
United Mexican States	5.750%	10/12/10	3,692	3,622
Total Sovereign Bonds (Cost $495,157)				499,599
Taxable Municipal Bonds (0.4%)
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	200	237
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	100	137
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	50	57
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	175	196
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	560	629
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	75	98
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	175	254
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	100	122
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	175	230
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	325	420
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	170
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,210	1,635
California Educational Facilities Authority
Revenue (Stanford University)	4.250%	5/1/16	100	107
California GO	5.750%	3/1/17	150	169
California GO	6.200%	10/1/19	1,600	1,892
California GO	5.700%	11/1/21	250	291
California GO	7.500%	4/1/34	2,270	3,070
California GO	7.550%	4/1/39	2,005	2,795
California GO	7.300%	10/1/39	350	470
California GO	7.350%	11/1/39	1,025	1,385
California GO	7.625%	3/1/40	450	628
California GO	7.600%	11/1/40	350	493
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	116
Chicago IL Board of Education GO	6.319%	11/1/29	50	50
Chicago IL Board of Education GO	6.138%	12/1/39	100	99
Chicago IL GO	7.781%	1/1/35	100	118
Chicago IL GO	6.314%	1/1/44	500	510

Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	350	397
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	50	54
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	75	90
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	200	222
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	735	876
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	75	85
Chicago IL Water Revenue	6.742%	11/1/40	75	88
Clark County NV Airport Revenue	6.881%	7/1/42	75	82
Colorado Bridge Enterprise Revenue	6.078%	12/1/40	700	858
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	325	380
Connecticut GO	5.090%	10/1/30	75	78
Connecticut GO	5.850%	3/15/32	610	714
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	150	163
Cook County IL GO	6.229%	11/15/34	400	433
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	50	62
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	117
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	1,050	1,141
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	252
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	82
Dallas TX Independent School District GO	6.450%	2/15/35	150	172
Dartmouth College New Hampshire GO	4.750%	6/1/19	25	28
Denver CO City & County School District No.
1 COP	7.017%	12/15/37	100	122
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	75	86
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	57
District of Columbia Income Tax Revenue	5.582%	12/1/35	75	86
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	250	248
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	425	426
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	700	697
George Washington University District of
Columbia GO	3.485%	9/15/22	500	493
Georgia GO	4.503%	11/1/25	325	357
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	810	923
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	300	336
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	150	163
Illinois GO	4.511%	3/1/15	375	388
Illinois GO	5.365%	3/1/17	375	409
Illinois GO	5.877%	3/1/19	600	673
Illinois GO	4.950%	6/1/23	1,450	1,523
Illinois GO	5.100%	6/1/33	2,920	2,883
Illinois GO	6.630%	2/1/35	100	109

Illinois GO	6.725%	4/1/35	475	524
Illinois GO	7.350%	7/1/35	1,500	1,746
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	200	242
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	88
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	475	579
JobsOhio Beverage System Statewide Liquor
Profits Revenue	3.985%	1/1/29	400	385
JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	225	219
4 Kentucky Asset/Liability Commission General
Fund Revenue	3.165%	4/1/18	41	43
La Paz County AZ Industrial Development
Authority Project Revenue (LCS
Corrections Services, Inc. Project)	7.000%	3/1/34	150	142
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	75	82
Los Angeles CA Community College District
GO	6.600%	8/1/42	250	333
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	100	117
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	325	384
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	100	109
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	410	543
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	500	673
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,060	1,243
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	131
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	125	146
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	200	250
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	65
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	100	122
Massachusetts GO	4.200%	12/1/21	225	242
Massachusetts GO	5.456%	12/1/39	845	977
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	125	146
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	60
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	435	475
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	100	119
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	125	140
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	75	91
Metropolitan Water District of Southern
California Revenue	6.947%	7/1/40	75	85
Mississippi GO	5.245%	11/1/34	50	56

Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	100	113
[11] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	835	1,072
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	910	1,040
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.104%	12/15/28	150	167
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	450	562
[12] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	220	228
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	526
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	705	958
New York City NY GO	6.246%	6/1/35	100	110
New York City NY GO	5.968%	3/1/36	560	666
New York City NY GO	5.985%	12/1/36	75	89
New York City NY GO	5.517%	10/1/37	50	56
New York City NY GO	6.271%	12/1/37	1,400	1,719
New York City NY GO	5.846%	6/1/40	100	119
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	100	119
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	500	535
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	100	122
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	75	92
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	100	113
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	2,010	2,413
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	250	314
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	100	119
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	150	175
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	625	731
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	525	737
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	50	61
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	100	117
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	585	751
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	530	596
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	95	110
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	100	114
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	300	352
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	75	88

New York University Hospitals Center GO	4.428%	7/1/42	200	182
New York University Hospitals Center
Revenue	5.750%	7/1/43	375	414
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	200	265
Ohio State University General Receipts
Revenue	4.910%	6/1/40	175	190
Ohio State University General Receipts
Revenue	4.800%	6/1/11	1,765	1,712
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	108
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	75	99
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	75	92
Oregon GO	5.762%	6/1/23	500	578
Oregon GO	5.892%	6/1/27	375	448
[12] Oregon School Boards Association GO	4.759%	6/30/28	500	532
[13] Oregon School Boards Association GO	5.528%	6/30/28	125	142
Pennsylvania GO	4.650%	2/15/26	125	135
Pennsylvania GO	5.350%	5/1/30	400	435
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	100	107
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,075	1,228
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	75	87
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	125	151
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	700	807
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	975	1,027
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	375	392
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	535	548
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	1,075	1,004
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	275	299
Princeton University New Jersey GO	4.950%	3/1/19	1,875	2,112
Princeton University New Jersey GO	5.700%	3/1/39	300	364
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	150	187
Rutgers State University NJ Revenue	5.665%	5/1/40	75	88
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	75	82
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	225	279
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	100	119
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	450	457
San Diego County CA Regional Airport
Authority Revenue	5.594%	7/1/43	300	312
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	100	126

San Francisco CA City & County Public
Utilities Commission Water Revenue	6.000%	11/1/40	75	90
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	500	668
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	645	751
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	500	533
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	875	1,057
Texas GO	5.517%	4/1/39	660	789
Texas Transportation Commission Revenue	5.028%	4/1/26	100	113
Texas Transportation Commission Revenue	5.178%	4/1/30	275	317
Texas Transportation Commission Revenue	4.631%	4/1/33	300	325
Texas Transportation Commission Revenue	4.681%	4/1/40	100	106
Tufts University Massachusetts GO	5.017%	4/15/12	550	540
TX Utility System Revenue	3.828%	5/15/28	275	280
University of California Regents General
Revenue	4.601%	5/15/31	500	538
University of California Regents Medical
Center Revenue	6.548%	5/15/48	150	188
University of California Regents Medical
Center Revenue	6.583%	5/15/49	125	158
University of California Revenue	1.796%	7/1/19	175	171
University of California Revenue	6.270%	5/15/31	1,000	1,087
University of California Revenue	5.770%	5/15/43	410	485
University of California Revenue	5.946%	5/15/45	275	325
University of California Revenue	4.858%	5/15/12	330	313
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	75	85
University of Southern California GO	5.250%	10/1/11	200	232
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	100	115
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	75	83
University of Texas System Revenue
Financing System Revenue	5.134%	8/15/42	150	172
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	385	416
University of Virginia Revenue	6.200%	9/1/39	800	1,039
Utah GO	4.554%	7/1/24	125	138
Utah GO	3.539%	7/1/25	50	50
Virginia Commonwealth Transportation Board
Revenue	5.350%	5/15/35	500	550
Washington GO	5.481%	8/1/39	50	58
Washington GO	5.140%	8/1/40	480	524
[13] Wisconsin GO	5.700%	5/1/26	325	363
Total Taxable Municipal Bonds (Cost $78,980)				86,139

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.9%)[1]
Money Market Fund (2.9%)
14,15Vanguard Market Liquidity Fund	0.122%		641,469,001	641,469

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[2,16]Federal Home Loan Bank Discount Notes	0.056%–0.120%	4/9/14	1,900	1,900
[2,16]Federal Home Loan Bank Discount Notes	0.060%–0.120%	5/7/14	700	700
[2,16]Federal Home Loan Bank Discount Notes	0.110%–0.120%	5/9/14	200	200
[2,16]Federal Home Loan Bank Discount Notes	0.074%–0.135%	6/18/14	100	100
2 Federal Home Loan Bank Discount Notes	0.065%–0.130%	6/27/14	2,300	2,299
				5,199
Total Temporary Cash Investments (Cost $646,668)				646,668
Total Investments (102.4%) (Cost $15,918,395)				22,562,060
Other Assets and Liabilities-Net (-2.4%)[15]				(538,421)
Net Assets (100%)				22,023,639

* Non-income-producing security.
• Securities with a value of $352,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
† Non-income-producing security--security in default.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,287,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.2% and 2.8%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2014.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the aggregate value of these securities was $24,392,000, representing 0.1% of net assets.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10Guaranteed by the Republic of Austria.
11Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
13Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
14Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
15Includes $12,247,000 of collateral received for securities on loan.
16Securities with a value of $2,900,000 have been segregated as initial margin for open futures contracts.
COP—Certificate of Participation.
GO—General Obligation Bond.

Vanguard Balanced Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	13,226,195	—	130
U.S. Government and Agency Obligations	—	5,655,334	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	220,942	1,335
Corporate Bonds	—	2,224,894	824
Sovereign Bonds	—	499,599	—
Taxable Municipal Bonds	—	86,139	—
Temporary Cash Investments	641,469	5,199	—
Futures Contracts—Assets[1]	817
Futures Contracts—Liabilities[1]	(286)	—	—
Total	13,868,195	8,692,107	2,289
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31,2014, the aggregated settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	June 2014	44	20,511	78
E-mini S&P 500 Index	June 2014	87	8,111	133
E-mini Russell 2000 Index	June 2014	12	1,405	(27)
E-mini S&P MidCap Index	June 2014	6	825	1
				185

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At March 31, 2014, the cost of investment securities for tax purposes was $15,918,740,000. Net unrealized appreciation of investment securities for tax purposes was $6,643,320,000, consisting of unrealized gains of $6,877,137,000 on securities that had risen in value since their purchase and $233,817,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Fund

Consolidated Schedule of Investments
As of March 31, 2014

			Market
			Value
		Shares	($000)
Investment Companies (95.0%)
U.S. Stock Fund (24.6%)
	Vanguard Total Stock Market Index Fund Investor Shares	7,605,644	360,584

Global Stock Fund (20.4%)
	Vanguard Global Minimum Volatility Fund Investor Shares	28,188,712	297,673

International Stock Fund (20.3%)
	Vanguard Total International Stock Index Fund Investor Shares	17,705,330	296,741

U.S. Bond Funds (12.6%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	10,770,389	114,597
	Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	7,155,178	70,192
			184,789
International Bond Fund (7.1%)
	Vanguard Total International Bond Index Fund Investor Shares	10,252,426	103,447

Market Neutral Fund (10.0%)
	Vanguard Market Neutral Fund Investor Shares	12,903,049	146,321

Total Investment Companies (Cost $1,202,186)			1,389,555
Temporary Cash Investments (4.9%)[2]
U.S. Government and Agency Obligations (4.9%)
[3,4] Freddie Mac Discount Notes, 0.080%, 6/23/14		4,000	4,000
[3,4] Freddie Mac Discount Notes, 0.090%, 6/18/14		2,200	2,200
[3,4] Freddie Mac Discount Notes, 0.076%, 4/7/14		1,250	1,250
[3,5] Federal Home Loan Bank Discount Notes, 0.070%, 5/30/14		1,210	1,210
[3,5] Federal Home Loan Bank Discount Notes, 0.070%, 5/21/14		2,100	2,100
[3,5] Federal Home Loan Bank Discount Notes, 0.064%, 4/4/14		4,200	4,200
[3,5] Federal Home Loan Bank Discount Notes, 0.070%, 5/7/14		2,400	2,400
3	United States Treasury Note/Bond, 0.250%, 6/30/14	4,289	4,291
3	United States Treasury Note/Bond, 0.250%, 5/31/14	1,911	1,912
3	United States Treasury Note/Bond, 0.750%, 6/15/14	3,000	3,004
3	United States Treasury Note/Bond, 1.250%, 4/15/14	11,802	11,807
3	United States Treasury Note/Bond, 2.250%, 5/31/14	8,500	8,530
3	United States Treasury Note/Bond, 1.875%, 4/30/14	12,369	12,386
3	United States Treasury Note/Bond, 4.750%, 5/15/14	12,000	12,067
[3,4] Fannie Mae Discount Notes, 0.090%, 6/4/14		1,000	1,000
Total Temporary Cash Investments (Cost $72,358)			72,357
Total Investments (99.9%) (Cost $1,274,544)			1,461,912
Other Assets and Liabilities-Net (0.0%)			1,178
Net Assets (100%)			1,463,090

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
2 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio II, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 5.0% and -0.1%, respectively, of net assets.
3 Security is owned by the Vanguard MPF Portfolio II, which is a wholly owned subsidiary of the Managed Payout
Fund.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

A. Basis for Consolidation: Vanguard MPF Portfolio II ("the subsidiary"), a sub-fund of Vanguard Investments Select Series I PLC. The subsidiary is an Irish-domiciled wholly owned subsidiary that is organized to effect certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of March 31, 2014, the fund held $73,370,000 in the subsidiary, representing 5% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

C. Swap Contracts: The fund gains exposure to commodities through the subsidiary's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary's net

Managed Payout Fund

assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At March 31, 2014, the subsidiary had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
Credit Suisse Custom 34 Total Return
Index	4/30/14	CS	73,345	(0.41%)	(170)
1 CS—Credit Suisse International.

At March 31, 2014, the counterparty had deposited in segregated accounts securities with a value of $499,000 in connection with amounts due to the fund for open swap contracts.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	1,389,555	—	—
Temporary Cash Investments	—	72,357	—
Swap Contracts—Liabilities	—	(170)	—
Total	1,389,555	72,187	—

E. At March 31, 2014, the cost of investment securities for tax purposes was $1,274,544,000. Net unrealized appreciation of investment securities for tax purposes was $187,368,000, consisting of unrealized gains of $190,206,000 on securities that had risen in value since their purchase and $2,838,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2014

VANGUARD VALLEY FORGE FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 19, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.